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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               002-73024

GARTMORE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices)                    (Zip code)
Eric E. Miller, Esq.
1200 River Road
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2004

Date of reporting period: 06/30/2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

GARTMORE VARIABLE INSURANCE TRUST

Semi-Annual Report

June 30, 2004 (Unaudited)

GARTMORE VARIABLE INSURANCE TRUST

SEMI-ANNUAL REPORT

June 30, 2004 (Unaudited)

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Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.1%)
Aerospace/ Defense (0.4%)
Northrop Grumman Corp.	129,092	$6,932,240

Airlines (0.5%)
Southwest Airlines Co.	499,690	8,379,801

Appliances (0.5%)
Whirlpool Corp.	122,817	8,425,246

Auto/ Truck Parts & Equipment (0.1%)
Autoliv, Inc.	45,700	1,928,540

Banks (4.7%)
Bank of America Corp.	339,470	28,725,951
U.S. Bancorp	559,535	15,420,785
Wachovia Corp.	333,722	14,850,629
Zions Bancorp	240,000	14,748,000

		73,745,365

Broadcast Media/ Cable Television (0.9%)
Clear Channel Communications, Inc.	58,258	2,152,633
Comcast Corp., Class A (b)	90,380	2,533,351
Viacom, Inc., Class B	278,065	9,932,482

		14,618,466

Business Services (0.5%)
Automatic Data Processing, Inc.	79,343	3,322,884
Medco Health Solutions, Inc. (b)	62,397	2,339,888
R.R. Donnelley & Sons Co.	74,730	2,467,585

		8,130,357

Capital Goods (4.4%)
General Electric Co.	1,873,515	60,701,886
PACCAR, Inc.	148,761	8,626,650

		69,328,536

Chemicals (1.4%)
Dow Chemical Co.	250,505	10,195,554
Lubrizol Corp.	72,440	2,652,753
Praxair, Inc.	240,106	9,582,630

		22,430,937

Computer Equipment (4.1%)
Dell, Inc. (b)	128,721	4,610,786
Hewlett Packard Co.	683,043	14,412,207
International Business Machines Corp.	381,209	33,603,574
Lexmark International Group, Inc. (b)	118,907	11,478,093

		64,104,660

Computer Networks (2.3%)
Cisco Systems, Inc. (b)	1,108,206	26,264,482
Juniper Networks, Inc. (b)	377,168	9,267,018

		35,531,500

Computer Software & Services (7.5%)
Adobe Systems, Inc.	186,609	8,677,319
Computer Sciences Corp. (b)	42,761	1,985,393
Electronic Arts, Inc. (b)	153,636	8,380,844
EMC Corp. (b)	140,813	1,605,268
Microsoft Corp.	2,007,444	57,332,600
NCR Corp. (b)	38,628	1,915,563
Oracle Corp. (b)	2,386,049	28,465,565
SAP AG ADR-DE	252,510	10,557,443

		118,919,995

Conglomerates (1.1%)
Ingersoll Rand Co.	262,712	17,945,857

Construction & Building Materials (0.8%)
Centex Corp.	274,232	12,546,114

Consumer Products (0.8%)
Estee Lauder Cos., Class A	69,710	3,400,454
Gillette Co.	206,957	8,774,977

		12,175,431

Cruise Lines (0.8%)
Royal Caribbean Cruises Ltd.	297,710	12,923,591

Drugs (3.8%)
Amgen, Inc. (b)	45,490	2,482,389
Elan Corp. PLC ADR-IE (b)	784,343	19,404,646
Eli Lilly & Co.	213,775	14,945,010
Hospira, Inc. (b)	55,000	1,518,000
Merck & Company, Inc.	162,010	7,695,475
Teva Pharmaceutical Industries Ltd. ADR-IL	196,048	13,192,070

		59,237,590

E-Commerce (0.1%)
Ebay, Inc. (b)	16,210	1,490,510

Financial Services (10.2%)
American Express Co.	274,465	14,102,012
Capital One Financial Corp.	118,592	8,109,321
CIT Group, Inc.	467,784	17,911,449
Citigroup, Inc.	968,820	45,050,129
Countrywide Credit Industries, Inc.	140,930	9,900,333
Goldman Sachs Group, Inc.	153,490	14,452,618
J.P. Morgan Chase & Co.	137,430	5,328,161
Lehman Brothers Holding, Inc.	211,652	15,926,813
Merrill Lynch & Co., Inc.	248,449	13,411,277
Wells Fargo & Co.	265,201	15,177,453

		159,369,566

Food & Beverage (3.8%)
Anheuser Busch Cos., Inc.	239,809	12,949,686
Archer-Daniels-Midland Co.	168,670	2,830,283
Campbell Soup Co.	110,244	2,963,359
Coca-Cola Co. (The)	189,178	9,549,705
Constellation Brands, Inc. (b)	62,321	2,313,979
Dean Foods Co. (b)	240,255	8,963,914
Kraft Foods, Inc.	254,730	8,069,846
PepsiCo, Inc.	229,515	12,366,268

		60,007,040

Healthcare (4.0%)
Aetna, Inc.	24,346	2,069,410
Guidant Corp.	166,688	9,314,525
Johnson & Johnson, Inc.	460,305	25,638,989
Unitedhealth Group, Inc.	419,900	26,138,775

		63,161,699

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Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Hotels/ Motels (1.1%)
Starwood Hotels & Resorts Worldwide	369,887	$16,589,432

Instruments (0.7%)
St. Jude Medical, Inc. (b)	112,849	8,537,027
Thermo Electron Corp. (b)	73,980	2,274,145

		10,811,172

Insurance (4.6%)
American International Group, Inc.	416,766	29,707,081
Chubb Corp.	50,210	3,423,318
Hartford Financial Services Group, Inc.	116,737	8,024,501
Lincoln National Corp.	66,845	3,158,426
MetLife, Inc.	314,983	11,292,141
Principal Financial Group	79,370	2,760,489
Prudential Financial, Inc.	83,573	3,883,637
RenaissanceRe Holdings Ltd.	182,574	9,849,867

		72,099,460

Leisure Products (1.1%)
Brunswick Corp.	427,505	17,442,204

Manufacturing (1.5%)
Illinois Tool Works, Inc.	55,820	5,352,580
Tyco International Ltd.	556,308	18,436,047

		23,788,627

Medical Products (0.6%)
Bausch & Lomb, Inc.	29,840	1,941,689
Boston Scientific Corp. (b)	188,710	8,076,788

		10,018,477

Metals (1.3%)
Alcoa, Inc.	264,862	8,748,392
Phelps Dodge Corp.	142,104	11,014,481

		19,762,873

Multimedia (1.0%)
News Corp. Ltd. (The) ADR-AU	230,759	7,587,356
Time Warner, Inc. (b)	287,865	5,060,667
Walt Disney Co. (The)	121,002	3,084,341

		15,732,364

Oil & Gas (7.1%)
Apache Corp.	335,070	14,592,299
ChevronTexaco Corp.	406,221	38,229,458
Conocophillips	127,810	9,750,625
EOG Resources, Inc.	64,768	3,867,297
Exxon Mobil Corp.	153,918	6,835,498
Nabors Industries Ltd. (b)	221,680	10,024,370
Schlumberger Ltd.	156,820	9,959,638
Sunoco, Inc.	177,824	11,313,163
Williams Cos., Inc. (The)	617,956	7,353,676

		111,926,024

Paper & Forest Products (2.2%)
Boise Cascade Corp.	63,680	2,396,915
International Paper Co.	733,246	32,776,096

		35,173,011

Pharmaceuticals (3.9%)
Amerisourcebergen Corp.	33,717	2,015,602
Genentech, Inc. (b)	126,601	7,114,976
McKesson Corp.	54,054	1,855,674
Pfizer, Inc.	1,459,466	50,030,495

		61,016,747

Real Estate Investment Trusts (0.2%)
Public Storage, Inc.	74,540	3,429,585

Restaurants (0.6%)
McDonald’s Corp.	360,183	9,364,758

Retail (5.6%)
Albertson’s, Inc.	539,677	14,323,028
Amazon.com, Inc. (b)	62,485	3,399,184
Federated Department Stores, Inc.	53,523	2,627,979
Home Depot, Inc.	265,244	9,336,589
Kroger Co. (b)	174,029	3,167,328
SUPERVALU, Inc.	74,279	2,273,680
Target Corp.	355,491	15,097,703
Wal-Mart Stores, Inc.	413,393	21,810,614
Walgreen Co.	240,236	8,698,946
Williams Sonoma, Inc. (b)	254,900	8,401,504

		89,136,555

Semiconductors (4.2%)
Agere Systems, Inc., Class A (b)	1,173,147	2,698,238
Analog Devices, Inc.	151,770	7,145,332
Applied Materials, Inc. (b)	637,230	12,502,453
Fairchild Semiconductor Corp., Class A (b)	161,920	2,650,630
Intel Corp.	1,073,578	29,630,752
Micron Technology, Inc. (b)	99,780	1,527,632
National Semiconductor Corp. (b)	368,994	8,114,178
Texas Instruments, Inc.	93,970	2,272,195

		66,541,410

Telecommunications (3.7%)
Adtran, Inc.	184,756	6,165,308
AT&T Corp.	658,062	9,627,447
AT&T Wireless Services, Inc. (b)	142,812	2,045,068
Motorola, Inc.	79,113	1,443,812
Nextel Communications, Inc., Class A (b)	224,600	5,987,836
Qwest Communications Intl. (b)	751,230	2,696,916
SBC Communications, Inc.	95,176	2,308,018
Sprint Corp.	493,229	8,680,830
Telephone & Data Systems, Inc.	26,945	1,918,484
Verizon Communications	484,531	17,535,177

		58,408,896

Tobacco (1.2%)
Altria Group, Inc.	384,768	19,257,638

Transportation (1.7%)
Burlington Northern Santa Fe Corp.	96,977	3,400,983
J.B. Hunt Transport Services, Inc.	450,914	17,396,263

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Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Transportation (continued)
Norfolk Southern Corp.	119,690	$3,174,179
Ryder System, Inc.	58,477	2,343,173

		26,314,598

Utilities (1.3%)
Ameren Corp.	173,625	7,458,930
Constellation Energy Group	62,721	2,377,126
Edison International	77,520	1,982,186
Exelon Corp.	223,250	7,431,993
P G & E Corp. (b)	66,750	1,864,995

		21,115,230

Waste Disposal (0.8%)
Waste Management, Inc.	430,161	13,184,435

Total Common Stocks		1,532,446,537

Security Description	Principal	Value

Short-Term Securities Held as Collateral for Securities Lending (6.9%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	$108,610,385	108,610,385

Total Short-Term Securities Held as Collateral for Securities Lending		108,610,385

COMMERCIAL PAPER (1.8%)
Broker/ Dealers (0.7%)
Goldman Sachs Group, Inc., 1.25%, 07/02/04	10,195,000	10,194,646

Electrical Equipment (0.5%)
Johnson Controls, Inc., 1.43%, 07/01/04	8,381,000	8,381,000

Transportation (0.6%)
Nework Rail, 1.54%, 07/01/04	10,000,000	10,000,000

Total Commercial Paper		28,575,646

MUTUAL FUNDS (0.5%)
Biotechnology (0.5%)
IShares Nasdaq Biotech Index	107,251	8,054,550

Total Mutual Funds		8,054,550

Total Investments (Cost $1,555,420,851) (a) — 106.3%		1,677,687,118
Liabilities in excess of other assets — (6.3)%		(98,811,507)

NET ASSETS — 100.0%		$1,578,875,611

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$145,908,443
Unrealized depreciation	(23,642,176)

Net unrealized appreciation (depreciation)	$122,266,267

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

AU	Australia

DE	Germany

IE	Ireland

IL	Israel

See notes to financial statements.

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Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.6%)
Aerospace/ Defense (0.6%)
General Dynamics Corp.	16,120	$1,600,716

Banks (1.6%)
Northern Trust Corp.	65,150	2,754,542
U.S. Bancorp	58,120	1,601,787

		4,356,329

Business Services (0.7%)
DST Systems, Inc. (b)	17,050	819,935
Viad Corp.	40,580	1,096,065

		1,916,000

Chemicals (1.1%)
Praxair, Inc.	75,920	3,029,967

Computer Equipment (3.0%)
Dell, Inc. (b)	93,430	3,346,663
EMC Corp. (b)	164,860	1,879,404
Lexmark International, Inc., Class A (b)	30,540	2,948,026

		8,174,093

Computer Networks (3.4%)
Cisco Systems, Inc. (b)	382,320	9,060,984

Computer Software & Services (10.6%)
Adobe Systems, Inc.	35,780	1,663,770
Check Point Software Technologies Ltd. (b)	79,980	2,158,660
Hyperion Solutions Corp. (b)	86,240	3,770,413
Mercury Interactive Corp. (b)	47,770	2,380,379
Microsoft Corp.	355,920	10,165,076
Oracle Corp. (b)	177,310	2,115,308
Symantec Corp. (b)	33,280	1,456,998
VeriSign, Inc. (b)	62,540	1,244,546
Yahoo!, Inc. (b)	99,820	3,626,461

		28,581,611

Consumer Products (3.4%)
Colgate-Palmolive Co.	27,800	1,624,910
Fortune Brands, Inc.	28,780	2,170,875
Gillette Co. (The)	92,950	3,941,080
Smithfield Foods, Inc. (b)	45,860	1,348,284
Sotheby’s Holdings, Inc. (b)	32	511

		9,085,660

Drugs (11.0%)
Abbott Laboratories	80,360	3,275,474
Biogen Idec, Inc. (b)	32,440	2,051,830
Elan Corp. PLC ADR — IE (b)	79,020	1,954,955
Eli Lilly & Co.	44,460	3,108,199
Merck & Co., Inc.	71,080	3,376,300
Pfizer, Inc.	464,460	15,921,688

		29,688,446

Electronics (7.1%)
3M Co.	55,020	4,952,350
Altera Corp. (b)	77,100	1,713,162
Intel Corp.	328,890	9,077,365
Mettler-Toledo International, Inc. (b)	32,980	1,620,637
Rockwell Collins, Inc.	54,060	1,801,279

		19,164,793

Financial Services (5.8%)
American Express Co.	51,870	2,665,081
Capital One Financial Corp.	38,690	2,645,622
Countrywide Financial Corp.	19,420	1,364,255
Fiserv, Inc. (b)	46,620	1,813,052
Global Payments, Inc.	35,000	1,575,700
Goldman Sachs Group, Inc. (The)	36,150	3,403,883
Legg Mason, Inc.	25,680	2,337,137

		15,804,730

Food & Beverage (3.7%)
Anheuser-Busch Cos., Inc.	50,120	2,706,480
Coca-Cola Co.	80,600	4,068,688
PepsiCo, Inc.	61,090	3,291,529

		10,066,697

Healthcare (11.1%)
Aetna, Inc.	16,900	1,436,500
Amgen, Inc. (b)	74,980	4,091,659
Anthem, Inc. (b)	19,920	1,784,035
Boston Scientific Corp. (b)	106,880	4,574,465
Caremark Rx, Inc. (b)	42,060	1,385,456
Covance, Inc. (b)	48,840	1,884,247
Fisher Scientific International, Inc. (b)	56,880	3,284,820
ImClone Systems, Inc. (b)	16,980	1,456,714
Invitrogen Corp. (b)	18,520	1,333,255
Johnson & Johnson	74,110	4,127,928
Medtronic, Inc.	65,820	3,206,750
Zimmer Holdings, Inc. (b)	19,590	1,727,838

		30,293,667

Hotels & Casinos (3.1%)
Caesars Entertainment, Inc. (b)	133,800	2,007,000
Marriott International, Inc., Class A	94,720	4,724,634
Station Casinos, Inc.	33,380	1,615,592

		8,347,226

Insurance (3.9%)
AFLAC, Inc.	39,980	1,631,584
American International Group, Inc.	83,070	5,921,230
Hartford Financial Services Group, Inc. (The)	42,360	2,911,826

		10,464,640

Manufacturing (5.2%)
American Standard Cos., Inc. (b)	30,620	1,234,292
Caterpillar, Inc.	22,140	1,758,802
Danaher Corp.	69,480	3,602,538
General Electric Co.	125,500	4,066,200
Tyco International Ltd.	106,180	3,518,805

		14,180,637

Medical Products (0.5%)
Millipore Corp. (b)	22,120	1,246,904

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Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Multimedia (2.5%)
Time Warner, Inc. (b)	154,680	$2,719,274
Univision Communications, Inc. (b)	43,820	1,399,173
Walt Disney Co. (The)	106,360	2,711,116

		6,829,563

Oil & Gas (1.5%)
EOG Resources, Inc.	44,240	2,641,570
Schlumberger Ltd.	21,160	1,343,872

		3,985,442

Pipelines (0.0%)
Enbridge Energy Management LLC (b)	62	2,642
Kinder Morgan Management LLC	42	1,544

		4,186

Retail (8.6%)
CVS Corp.	65,240	2,741,385
Dollar General Corp.	93,620	1,831,207
eBay, Inc. (b)	20,780	1,910,721
Home Depot, Inc.	75,930	2,672,736
Lowe’s Cos., Inc.	60,180	3,162,459
Staples, Inc.	45,500	1,333,605
Target Corp.	128,100	5,440,407
Wal-Mart Stores, Inc.	76,500	4,036,140

		23,128,660

Semiconductors (4.7%)
Advanced Micro Devices, Inc. (b)	131,250	2,086,875
Analog Devices, Inc.	63,580	2,993,346
Broadcom Corp., Class A (b)	79,280	3,707,926
Maxim Integrated Products, Inc.	32,100	1,682,682
National Semiconductor Corp. (b)	98,180	2,158,978

		12,629,807

Telecommunications (5.0%)
ADTRAN, Inc.	40,780	1,360,829
Juniper Networks, Inc. (b)	174,630	4,290,658
Nextel Communications, Inc. (b)	75,630	2,016,296
QUALCOMM, Inc.	58,460	4,266,411
Sprint Corp.	85,100	1,497,760

		13,431,954

Transportation Services (1.5%)
C.H. Robinson Worldwide, Inc.	23,960	1,098,326
Ryder System, Inc.	27,150	1,087,901
Southwest Airlines Co.	113,020	1,895,345

		4,081,572

Total Common Stocks		269,154,284

Security Description	Principal	Value

Short-Term Securities Held as Collateral for Securities Lending (3.5%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	$9,540,183	9,540,183

Total Short-Term Securities Held as Collateral for Securities Lending		9,540,183

Total Investments (Cost $263,304,263) (a) — 103.1%		278,694,467
Liabilities in excess of other assets — (3.1)%		(8,359,174)

NET ASSETS — 100.0%		$270,335,293

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$17,026,807
Unrealized depreciation	(1,636,603)

Net unrealized appreciation (depreciation)	$15,390,204

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

IE	Ireland

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Principal	Value

U.S. TREASURY OBLIGATIONS (21.8%)
U.S. Treasury Bonds (19.6%)
12.75%, 11/15/10	$45,000,000	$51,210,360
8.88%, 08/15/17	45,000,000	61,662,285
9.00%, 11/15/18	40,000,000	55,831,240
8.75%, 05/15/20	25,000,000	34,573,250
6.25%, 08/15/23	34,000,000	37,649,696
6.25%, 05/15/30	22,000,000	24,632,256

		265,559,087

U.S. Treasury Inflation Protected Bonds (0.3%)
3.88%, 04/15/29	2,830,000	4,126,900

U.S. Treasury STRIPS (1.9%)
3.20%, 05/15/11	10,000,000	9,466,490
4.35%, 11/15/11	17,000,000	15,755,702

		25,222,192

Total U.S. Treasury Obligations		294,908,179

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (54.2%)
Agency For International Development (5.7%)
AID-Israel, 5.50%, 04/26/24	60,000,000	58,831,980
Fond’s D’Equipment Communication, 7.29%, 05/01/23	8,550,000	9,587,115
Government Backed Trust T-1, 3.17%, 05/15/07	10,000,000	9,013,240

		77,432,335

Federal Farm Credit Bank (1.2%)
5.88%, 10/03/16	15,000,000	15,862,305

Federal Home Loan Bank (5.1%)
5.74%, 02/25/05	4,135,000	4,238,073
7.32%, 04/21/05	8,500,000	8,862,432
5.80%, 08/12/05	6,395,000	6,642,915
5.24%, 12/18/08	16,375,000	17,181,026
5.91%, 04/07/09	6,860,000	7,387,850
5.50%, 08/15/16	23,625,000	24,124,243

		68,436,539

Federal Home Loan Mortgage Corporation (19.6%)
6.80%, 08/22/05	5,000,000	5,253,495
6.79%, 08/26/05	5,000,000	5,254,860
2.25%, 12/15/05	16,120,000	15,961,879
2.60%, 05/10/06	32,960,000	32,763,657
6.75%, 05/30/06	4,400,000	4,712,792
2.15%, 06/02/06	20,000,000	19,645,020
5.38%, 08/16/06	10,000,000	10,042,470
6.70%, 01/09/07	5,000,000	5,412,095
2.85%, 02/23/07	20,000,000	19,745,280
5.50%, 04/01/07	1,875,711	1,922,771
4.26%, 07/19/07	20,000,000	20,384,260
3.35%, 04/01/08	20,000,000	19,691,000
4.75%, 08/13/09	33,360,000	33,459,647
5.50%, 08/15/13	7,891,980	8,073,523
6.00%, 03/15/19	10,000,000	10,383,600
6.00%, 02/15/21	8,613,200	8,982,748
6.50%, 09/15/23	18,000,000	18,878,980
4.50%, 12/15/24	18,605,000	16,836,494
6.00%, 01/15/28	3,500,000	3,640,603
6.50%, 03/15/31	4,305,195	4,489,740

		265,534,914

Federal National Mortgage Association (14.1%)
6.63%, 03/21/06	5,000,000	5,317,075
3.50%, 12/22/06	21,455,000	21,525,501
3.55%, 01/12/07	30,970,000	31,138,880
5.15%, 05/03/07	10,000,000	10,253,430
0.00%, 05/15/07	10,651,000	9,634,852
6.50%, 07/25/08	4,551,751	4,705,262
2.75%, 06/17/09	12,955,000	12,966,336
5.00%, 09/01/09	3,743,924	3,800,034
4.50%, 04/01/10	22,188,263	22,144,587
7.41%, 04/01/10	14,487,967	16,405,539
4.00%, 05/01/10	21,518,422	21,068,733
6.25%, 07/19/11	12,000,000	12,028,344
5.38%, 11/15/11	40,000	41,348
6.68%, 05/01/16	4,360,496	4,732,267
9.25%, 10/25/18	152,858	168,899
6.30%, 10/17/38	14,128,283	14,576,845

		190,507,932

Financial Assistance Corporation (1.5%)
8.80%, 06/10/05	18,825,000	19,979,236

Government-Backed Trust (0.2%)
Government Loan Trust, 4.65%, 04/01/15	6,072,000	3,381,454

Guaranteed Export Trust (0.8%)
7.12%, 04/15/06	10,830,643	11,287,805

Housing and Urban Development (2.3%)
7.08%, 08/01/16	9,000,000	9,928,503
6.51%, 08/01/18	10,000,000	10,760,710
6.62%, 08/01/20	10,000,000	10,815,480

		31,504,693

Sovereign Agency (3.7%)
Overseas Private Investment Corp., 4.05%, 11/15/14	24,152,800	23,771,910
Overseas Private Investment Corp., 4.10%, 11/15/14	26,256,000	25,728,517

		49,500,427

Total U.S. Government Sponsored and Agency Obligations		733,427,640

MORTGAGE-BACKED SECURITIES (20.1%)
Federal Home Loan Mortgage Corporation (7.8%)
Gold Pool #C01184, 6.50%, 06/01/31	23,919	24,969
Gold Pool #C60657, 6.50%, 11/01/31	130,045	135,751
Gold Pool #D94600, 7.50%, 03/01/21	213,624	230,280
Pool #170217, 8.00%, 03/01/17	3,069	3,364
Pool #309774, 8.00%, 11/01/08	34,451	36,237
Pool #C01172, 6.50%, 05/01/31	115,061	120,109

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corporation (continued)
Series 107-F, 8.65%, 12/15/04	$22,295	$22,329
Series 1136-H, 6.00%, 09/15/21	985,748	985,118
Series 13-PL, 7.00%, 08/25/22	2,174,079	2,179,538
Series 1541-H, 7.00%, 10/15/22	317,958	318,151
Series 1711-PD, 6.75%, 06/15/23	1,470,716	1,491,518
Series 2043-VH, 6.50%, 05/15/14	3,271,000	3,362,605
Series 2063-PL, 6.25%, 04/15/12	93,520	93,477
Series 2149-TG, 6.50%, 09/15/27	1,903,331	1,915,527
Series 2348-JE, 6.50%, 11/15/14	3,616,050	3,664,080
Series 2353-PC, 6.50%, 09/15/15	4,616,003	4,694,313
Series 2458-TE, 6.00%, 08/15/31	15,000,000	15,545,498
Series 2485-PQ, 6.00%, 12/15/26	6,374,788	6,448,026
Series 2496-VK, 6.00%, 02/15/19	15,000,000	15,562,805
Series 2498, 5.50%, 01/15/20	8,000,000	8,045,329
Series 2509, 5.50%, 10/15/17	18,750,000	19,084,367
Series 2517, 5.50%, 10/15/17	15,000,000	15,242,489
Series 2580-VA, 5.50%, 09/15/10	6,151,620	6,364,407

		105,570,287

Federal National Mortgage Association (10.2%)
Pool #250559, 7.50%, 03/01/26	88,444	96,110
Pool #251532, 10.50%, 11/01/17	40,385	43,601
Pool #252228, 7.00%, 12/01/28	42,251	44,893
Pool #252396, 7.00%, 09/01/28	210,189	222,898
Pool #252471, 8.50%, 04/01/28	191,744	210,940
Pool #323286, 7.13%, 09/01/07	8,582,850	9,013,857
Pool #375593, 6.68%, 12/01/07	8,546,635	8,708,669
Pool #380276, 6.36%, 04/01/08	4,787,476	5,121,577
Pool #380348, 6.28%, 05/01/08	13,814,188	14,754,651
Pool #380538, 6.24%, 08/01/08	6,232,012	6,656,778
Pool #381089, 5.70%, 01/01/09	4,674,922	4,930,898
Pool #383661, 6.62%, 06/01/16	11,122,914	12,249,896
Pool #4486, 6.00%, 09/01/17	421,186	439,310
Pool #50544, 8.00%, 03/01/22	55,829	61,197
Pool #535159, 7.00%, 02/01/30	120,823	127,908
Pool #535723, 7.00%, 02/01/31	111,018	117,495
Pool #538673, 8.00%, 06/01/23	59,033	64,637
Pool #555456, 5.50%, 04/01/18	171,598	176,006
Pool #591224, 7.00%, 08/01/31	234,044	247,500
Pool #633937, 6.50%, 03/01/32	218,540	227,716
Pool #649431, 6.50%, 07/01/32	230,863	240,557
Pool #650872, 7.00%, 07/01/32	251,413	265,344
Pool #672366, 5.50%, 12/01/17	2,603,317	2,670,187
Pool #688602, 6.50%, 03/01/33	533,102	555,482
Pool #703444, 5.00%, 05/01/18	156,847	157,405
Pool #73442, 7.08%, 05/01/06	7,294,676	7,651,393
Pool #M80696, 6.00%, 08/01/08	1,138,724	1,167,855
Series 1991-73A, 8.00%, 07/25/21	176,036	190,382
Series 1992-192J, 6.50%, 08/25/07	470,894	475,377
Series 1993-149M, 7.00%, 08/25/23	10,000,000	10,416,271
Series 1993-188PH, 6.25%, 03/25/13	1,345,223	1,372,518
Series 1994-33H, 6.00%, 03/25/09	3,020,822	3,139,319
Series 1994-76H, 5.00%, 02/25/24	6,772,839	6,910,315
Series 1997-26B, 7.00%, 05/18/27	5,000,000	5,314,441
Series 1998-M2C, 6.43%, 02/17/30	2,343,217	2,483,404
Series 2001-41QN, 6.50%, 01/25/15	8,905,437	8,982,474
Series 2001-60VD, 6.00%, 04/25/19	15,160,363	15,517,426
Series 2001-T11B, 5.50%, 09/25/11	6,215,000	6,417,625

		137,444,312

Government National Mortgage Association (1.1%)
Pool #348813, 7.50%, 06/15/23	175,381	189,993
Pool #366564, 7.50%, 09/15/23	123,775	134,088
Pool #387078, 7.00%, 04/15/09	93,876	100,142
Pool #536369, 7.50%, 11/15/30	15,908	17,165
Pool #541200, 7.00%, 07/15/31	110,889	117,871
Pool #551733, 7.00%, 03/15/32	165,189	175,535
Pool #552525, 7.00%, 04/15/32	241,184	256,289
Pool #781525, 6.50%, 11/15/32	1,989,672	2,081,853
Pool #781572, 6.00%, 01/15/33	179,344	184,168
Pool #781613, 7.00%, 02/15/33	374,758	398,406
Series 2002-49VB, 6.50%, 08/20/17	10,000,000	10,430,024
Series 96-22VB, 7.00%, 08/16/13	1,180,060	1,185,432

		15,270,966

Veterans Administration (1.0%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	12,507,910	13,340,472

Total Mortgage-Backed Securities		271,626,037

Repurchase Agreement (3.8%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $20,903,129 (Fully collateralized by AA Rated Corporate Bonds)	20,902,270	20,902,270
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $30,971,994 (Fully collateralized by U.S. Agency Securities)	30,970,723	30,970,723

Total Repurchase Agreement		51,872,993

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

Short-Term Securities Held as Collateral for Securities Lending (4.2%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	$57,174,750	$57,174,750

Total Short-Term Securities Held as Collateral for Securities Lending		57,174,750

Total Investments (Cost $1,414,032,260) (a) — 104.1%		1,409,009,599
Other assets in excess of liabilities — (4.1)%		(55,130,521)

NET ASSETS — 100.0%		$1,353,879,078

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,387,605
Unrealized depreciation	(23,410,266)

Net unrealized appreciation (depreciation)	$(5,022,661)

Aggregate cost for federal income tax purposes is substantially the same.

STRIPS	Separate Trading of Registered Interest and Principal Securities

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.1%)
Australia (0.8%)
Building & Construction (0.0%)
United Group Ltd.	93,351	$331,644

Metals (0.1%)
BlueScope Steel Ltd.	205,418	964,455
OneSteel Ltd.	258,967	449,187

		1,413,642

Oil & Gas (0.1%)
Caltex Australia Ltd.	158,503	1,019,114

Pharmaceuticals (0.1%)
CSL Ltd.	60,285	936,478

Publishing (0.1%)
John Fairfax Holdings Ltd.	202,712	526,710

Real Estate Investment Trust (0.1%)
Lend Lease Corp.	98,872	708,027

Retail (0.1%)
Colorado Group Ltd.	172,115	613,864

Television (0.2%)
Ten Network Holdings Ltd.	667,846	1,395,665

		6,945,144

Austria (0.0%)
Airports Development (0.0%)
Flughafen Wien AG	1,850	106,688

Belgium (0.1%)
Electronics (0.0%)
Barco NV	1,515	136,583

Metals (0.0%)
Umicore	3,724	234,469

Transportation (0.1%)
CMB Compagnie Maritime Belge SA	1,971	239,202

		610,254

China (0.2%)
Internet Content (0.2%)
Netease.com, Inc. ADR (b)	37,300	1,541,236

Denmark (0.2%)
Electrical & Electronic (0.0%)
Bang & Olufsen AS	1,944	106,917

Telephone Communications (0.2%)
GN Store Nord AS	143,889	1,271,843

		1,378,760

Finland (0.2%)
Computer Services (0.1%)
TietoEnator Oyj	34,460	1,046,047

Financial Services (0.0%)
OKO Osuuspankkien Oyj	10,184	109,283

Pharmaceuticals (0.1%)
Orion-Yhtymae Oyj	19,482	500,129

Steel (0.0%)
Rautaruukki Oyj	42,129	339,829

Telecommunication Equipment (0.0%)
Elcoteq Network Corp.	6,051	117,865

		2,113,153

France (0.6%)
Building & Construction (0.2%)
Eiffage SA	15,193	1,250,481

Commercial Services (0.0%)
SR Teleperformance	4,391	103,908

Computer Services (0.0%)
GFI Informatique	13,436	93,177
Groupe Steria	2,909	100,975

		194,152

Electrical Equipment (0.0%)
Nexans SA	3,071	113,958

Food (0.0%)
Elior	15,094	142,322

Food — Retail (0.0%)
Guyenne ET Gascogne SA	877	101,152

Metals (0.1%)
CFF Recycling	49,301	794,762

Publishing (0.3%)
Spir Communication	9,778	1,553,671

Retail (0.0%)
Camaieu	1,164	103,877
Rallye SA	2,195	122,471

		226,348

Software (0.0%)
Cie Generale de Geophysique SA (b)	2,061	125,877

Steel (0.0%)
Vallourec SA	1,151	112,939

		4,719,570

Germany (0.7%)
Banking/ Insurance (0.0%)
IKB Deutsche Industriebank	8,321	195,894

Computer Services (0.0%)
SAP Systems Integration AG (b)	6,868	169,208

Diversified (0.4%)
K&S AG	54,064	1,836,494
Tui AG	40,206	767,991

		2,604,485

Electronic Components/ Instruments (0.0%)
Epcos AG (b)	8,474	176,815

Electronics (0.1%)
Techem AG (b)	18,153	466,011

Machinery & Equipment (0.0%)
IWKA AG	4,775	112,821

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Germany (continued)
Metals (0.0%)
Salzgitter AG	8,617	$103,161

Retail (0.1%)
Phoenix AG (b)	47,529	904,980

Telecommunications (0.1%)
Telegate AG (b)	62,079	854,226

		5,587,601

Greece (0.2%)
Banking (0.1%)
Piraeus Bank SA	42,331	494,419

Entertainment (0.1%)
Intralot SA	54,399	865,694

		1,360,113

Hong Kong (0.6%)
Building & Construction (0.0%)
New World Development Ltd.	460,000	339,111

Electronics (0.1%)
VTech Holdings Ltd.	398,000	760,302

Financial Services (0.3%)
Guoco Group Ltd.	195,000	1,625,041

Metals (0.0%)
Maanshan Iron & Steel Ltd.	1,024,000	331,496

Telephone Communications (0.2%)
SmarTone Telecommunications Holdings Ltd.	1,479,500	1,621,801

		4,677,751

Ireland (0.1%)
Building & Construction (0.1%)
McInerney Holdings PLC	127,802	808,550

Italy (0.4%)
Building & Construction (0.0%)
Buzzi Unicem SPA	9,367	120,232

Food & Beverage (0.1%)
Cremonini SPA	594,708	1,150,447

Insurance (0.0%)
Milano Assicurazioni (b)(c)	49,085	194,685

Publishing (0.1%)
Compagnie Industriali Riunite SPA	256,591	540,074

Textile Products (0.2%)
Marzotto (Gaetano) & Figli SPA	140,085	1,772,517

		3,777,955

Japan (4.4%)
Audio/ Video Products (0.1%)
Hitachi Maxell Ltd.	49,400	762,856

Auto & Auto Parts (0.2%)
Keihin Corp.	29,600	382,496
Ngk Spark Plug Co. Ltd.	51,000	489,364
Nissan Diesel Motor Co. Ltd. (b)	196,000	607,139

		1,478,999

Banking/ Insurance (0.2%)
Shinki Co. Ltd.	219,600	1,791,174

Business Services (0.1%)
Secom Techno Service Co. Ltd.	16,000	586,537

Chemicals (0.3%)
Mec Co. Ltd.	49,500	1,134,125
Sumitomo Bakelite Co. Ltd.	125,000	875,223
Sumitomo Rubber Industries Ltd.	61,000	547,303

		2,556,651

Computers (0.1%)
Otsuka Shokai Co. Ltd.	15,200	820,492

Electrical & Electronic (0.5%)
Brother Industries Ltd.	103,000	997,764
Casio Computer Co. Ltd.	107,000	1,619,980
Geomatec Co. Ltd	19,600	758,026
KOA Corp.	103,400	931,514
New Japan Radio Co. Ltd.	50,000	614,031

		4,921,315

Entertainment Software (0.1%)
Konami Corp.	18,600	472,181

Financial Services (0.4%)
The Bank of Fukuoka, Ltd.	295,000	1,749,209
The Joyo Bank Ltd.	165,000	733,401
The Tokyo Tomin Bank Ltd.	20,500	510,081

		2,992,691

Food (0.1%)
Yamazaki Baking Co. Ltd.	91,000	894,029

Foreign Banking (0.1%)
Bank of Kyoto Ltd.	81,000	570,114

Leisure/ Entertainment (0.2%)
Namco Ltd.	60,800	1,705,063

Machinery (0.4%)
Fuji Electric Co. Ltd.	633,000	1,711,360
Sumitomo Heavy Industries Ltd. (b)	539,000	1,689,392

		3,400,752

Medical Instruments (0.3%)
Nihon Kohden Corp.	142,000	1,988,508
Sysmex Corp.	12,800	395,326

		2,383,834

Medical-Drugs (0.1%)
Eiken Chemical Co. Ltd.	124,000	1,159,144

Metals (0.2%)
Osaka Steel Co. Ltd.	136,700	1,775,227

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Oil & Gas (0.2%)
Showa Shell Sekiyu	155,800	$1,400,722

Real Estate (0.3%)
Aeon Mall Co. Ltd.	21,700	1,290,684
Creed Corp.	116	574,073
Goldcrest Co. Ltd.	14,170	975,271

		2,840,028

Retail (0.3%)
Belluna Co. Ltd.	11,600	467,763
Okuwa Co. Ltd.	125,000	1,757,321
Sundrug Co. Ltd.	21,200	1,194,887

		3,419,971

Textile Products (0.0%)
Nitto Boseki Co. Ltd.	152,000	330,147

Transportation (0.2%)
Kawasaki Kisen Kaisha Ltd.	373,000	1,883,545

		38,145,472

Netherlands (0.3%)
Building & Construction (0.0%)
AM NV	11,419	106,976

Commercial Services (0.1%)
Randstad Holding NV	27,996	767,402

Diversified (0.0%)
Aalberts Industries NV	3,576	107,029
Ordina Beheer NV	9,799	103,959

		210,988

Medical-Drugs (0.0%)
OPG Groep NV	2,032	108,828

Printing & Publishing (0.2%)
OCE NV	66,445	1,075,175

Semiconductor Equipment (0.0%)
ASM International NV (b)	6,557	135,459

		2,404,828

New Zealand (0.2%)
Oil & Gas (0.2%)
NGC Holdings Ltd.	854,244	1,546,090

Norway (0.1%)
Computers-Integrated Systems (0.0%)
Visma ASA	9,728	95,434

Finance Services (0.1%)
Aktiv Kapital ASA	41,741	535,952

Oil — Field Services (0.0%)
Kvaerner ASA (b)	11,025	172,974

		804,360

Portugal (0.1%)
Industrial Holding Company (0.1%)
Sonae SA	438,315	479,948

Singapore (0.2%)
Transportation (0.2%)
Neptune Orient Lines	1,312,000	1,797,625

Spain (0.3%)
Advertising (0.1%)
Telefonica Publicidad SA	89,819	595,567

Airlines (0.0%)
Iberia Lineas Aereas de Espana SA	79,777	229,063

Computer Services (0.2%)
Indra Sistemas SA	53,259	679,080

Energy Sources (0.0%)
Gamesa Corp.	22,704	334,512

Financial Services (0.0%)
Inmobiliaria Colonial SA	5,413	138,300

Healthcare (0.0%)
Fabrica Espanola de Productos Quimicos y Farmaceuticos SA	6,834	103,350

Industrial Holding Company (0.0%)
Corporacion Financiara Alba SA	5,273	157,498

Paper & Pulp (0.0%)
Grupo Empresarial Ence SA	13,303	365,783

		2,603,153

Sweden (0.5%)
Building & Construction (0.1%)
Sek Skanska AB	57,692	507,384

Diversified Manufacturing (0.1%)
Alfa Laval AB	34,402	545,741

Finance Services (0.1%)
D. Carnegie & Co. AB	67,878	644,273

Home Furnishing (0.1%)
Nobia AB	133,882	1,577,340

Metal Fabricate/ Hardware (0.0%)
SSAB	10,340	174,325

Paper & Related Products (0.0%)
Billerud AB	12,948	211,418

Real Estate (0.1%)
Kungsleden AB	25,140	690,829

Retail (0.0%)
Lindex AB	3,652	94,537

		4,445,847

Switzerland (0.6%)
Appliances (0.2%)
AFG Arbonia-Forster Holding AG	10,770	1,659,701

Building & Construction (0.3%)
Sika Finanz AG (b)	3,352	1,844,082

Food (0.0%)
Barr Callebaut AG	1,124	264,307

Machinery (0.0%)
Saurer AG (b)	2,425	124,019

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Switzerland (continued)
Manufacturing — Capital Goods (0.1%)
Georg Fischer AG (b)	3,638	$840,946

Medical Products (0.0%)
Straumann Holding AG	2,106	422,915

Retail (0.0%)
Charles Voegele Holding AG	1,468	60,952

		5,216,922

United Kingdom (2.0%)
Auto — Retail (0.2%)
Inchcape PLC	63,359	2,014,224

Building & Construction (0.1%)
Kier Group PLC	67,544	780,268
Persimmon PLC	26,774	306,865

		1,087,133

Building Products (0.1%)
SIG PLC	64,932	483,381

Consumer Cyclicals (0.4%)
Berkeley Group PLC	79,136	1,775,975
Mcbride PLC	473,696	1,262,800

		3,038,775

Diversified Operations (0.1%)
Brambles Industries PLC	245,619	948,766

Engineering (0.1%)
Barratt Developments PLC	103,686	1,108,464

Financial Services (0.3%)
Amlin PLC	271,683	773,534
Bradford & Bingley PLC	299,973	1,515,042
Brit Insurance Holdings PLC	393,460	592,238
Close Brothers Group PLC	39,061	550,404

		3,431,218

Food Diversified (0.1%)
Devro PLC	326,317	637,579

Industrial Holding Company (0.1%)
Balfour Beatty PLC	155,106	746,811

Insurance (0.1%)
Hiscox PLC	182,268	541,264

Jewelry (0.1%)
Signet Group PLC	298,375	619,563

Real Estate (0.0%)
NHP PLC	88,518	313,430

Retail (0.1%)
Kesa Electricals PLC	128,735	675,286

Transportation (0.1%)
Ecel PLC	59,717	830,636

Travel Services (0.1%)
First Choice Holidays PLC	343,985	779,771

		17,256,301

United States (84.3%)
Advertising/ Marketing (1.0%)
Arbitron, Inc. (b)	50,200	1,833,304
Getty Images, Inc. (b)	50,400	3,024,000
Harte-Hanks, Inc.	111,700	2,726,597
Modem Media, Inc. (b)	121,700	640,142
Ventiv Health, Inc. (b)	6,347	98,252

		8,322,295

Aerospace/ Defense (1.2%)
Alliant Techsystems, Inc. (b)	15,350	972,269
DRS Technologies, Inc. (b)	65,000	2,073,500
Ducommun, Inc. (b)	3,927	83,959
Esterline Technologies Corp. (b)	4,525	133,623
Moog, Inc., Class A (b)	2,091	77,597
MTC Technologies, Inc. (b)	34,500	890,790
Teledyne Technologies, Inc. (b)	5,000	100,100
United Defense Industries, Inc. (b)	156,213	5,467,456

		9,799,294

Airlines (0.0%)
Mesa Air Group (b)	5,632	45,563

Applications Software (0.2%)
Salesforce.com, Inc. (b)	56,600	909,562
SS&C Technologies, Inc.	36,800	688,160

		1,597,722

Auction House (0.4%)
Ritchie Brothers Auctioneers, Inc.	131,400	3,825,054

Auto & Auto Parts (1.9%)
American Axle & Manufacturing Holdings, Inc.	19,625	713,565
Clarcor, Inc.	58,600	2,683,880
Dana Corp.	49,200	964,320
Gentex Corp.	90,600	3,595,008
LKQ Corp. (b)	66,228	1,227,205
O’Reilly Automotive, Inc. (b)	66,690	3,014,388
Polaris Industries, Inc.	378	18,144
Tenneco Automotive, Inc. (b)	62,956	832,908
Terex Corp. (b)	44,600	1,522,198
United Auto Group, Inc.	39,600	1,213,740

		15,785,356

Banking (2.3%)
Americanwest Bancorporation (b)	6,400	122,560
BankAtlantic Bancorp, Inc., Class A	123,830	2,284,663
Banner Corp.	7,600	220,856
BOK Financial Corp. (b)	462	18,143
Boston Private Financial Holdings, Inc.	60,000	1,389,600
Capital Crossing Bank (b)	8,044	449,097
Cathay Bancorp, Inc.	30,000	2,001,000
City Holding Co.	5,915	186,796
Columbia Banking System, Inc.	4,907	108,935
Corus Bankshares, Inc.	8,591	353,176
Dime Community Bancshares	131,850	2,304,737
First Citizens BancShares, Inc., Class A	1,297	158,234

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Banking (continued)
First Republic Bancorp, Inc.	1,889	$81,378
Firstbank Corp.	965	39,324
Flagstar Bancorp, Inc.	55,767	1,108,648
Franklin Bank Corp. (b)	50,600	800,492
Fremont General Corp.	12,892	227,544
Hanmi Financial Corp.	6,417	189,302
Hudson River Bancorp, Inc.	12,400	211,668
Independence Community Bank Corp.	41,549	1,512,384
Irwin Financial Corp.	15,394	406,402
MBT Financial Corp.	9,000	163,980
Mercantile Bank Corp.	5,985	218,153
Nara Bankcorp, Inc.	19,000	325,470
New Century Financial Corp.	26,863	1,257,726
Oriental Financial Group, Inc.	6,391	173,004
Pacific Capital Bancorp	12,171	342,370
Santander Bancorp	1,478	36,536
Sky Financial Group, Inc.	35,000	865,550
Southwest Bancorp, Inc.	19,000	346,750
Sterling Financial Corp. (b)	698	22,245
Texas Capital Bancshares, Inc. (b)	103,500	1,718,100
W Holding Co. Inc.	1,023	17,565
Wilshire State Bank (b)	820	20,106

		19,682,494

Beverages/ Alcoholic (0.2%)
The Robert Mondavi Corp., Class A (b)	48,200	1,784,364

Broadcasting (0.2%)
4Kids Entertainment, Inc. (b)	8,600	205,712
Hearst — Argyle Television, Inc.	659	16,989
Radio One, Inc. (b)	106,500	1,705,065

		1,927,766

Building & Construction (1.4%)
Brookfield Homes Corp.	48,000	1,257,120
Chicago Bridge & Iron Co.	30,400	846,640
Hughes Supply, Inc.	8,180	482,047
KB Home	15,649	1,073,991
Levitt Corp., Class A (b)	21,357	550,156
Louisiana-Pacific Corp.	43,590	1,030,904
NCI Building Systems, Inc. (b)	8,404	273,550
NVR, Inc. (b)	3,691	1,787,182
Simpson Manufacturing Co. Inc.	31,000	1,739,720
Standard-Pacific Corp.	13,100	645,830
USG Corp. (b)	62,955	1,106,749
Washington Group International, Inc. (b)	19,700	707,033

		11,500,922

Business Services (0.4%)
Administaff, Inc. (b)	16,531	274,415
Firstmerit Corp.	30,000	791,100
Manpower, Inc.	11,000	558,470
NCO Group, Inc. (b)	67,200	1,793,567
Resource America, Inc., Class A	743	17,535
US Oncology, Inc. (b)	14,786	217,650

		3,652,737

Chemicals (1.3%)
A. Schulman, Inc.	90,000	1,934,100
FMC Corp. (b)	9,104	392,473
Georgia Gulf Corp.	68,678	2,462,793
IMC Global, Inc.	107,400	1,439,160
Macdermid, Inc.	3,510	118,814
Methanex Corp.	9,873	130,531
Millennium Chemicals, Inc. (b)	47,900	829,628
Minerals Technologies, Inc.	14,000	812,000
Newmarket Corp. (b)	25,134	539,627
Octel Corp. (b)	27,370	720,652
OM Group, Inc. (b)	10,433	344,393
Valspar Corp.	18,100	912,964

		10,637,135

Coal (0.2%)
Alliance Resource Partners	10,595	494,151
Consol Energy, Inc.	25,300	910,800

		1,404,951

Commercial Services (0.2%)
Coinstar, Inc. (b)	11,172	245,449
Plexus Corp. (b)	93,500	1,262,250

		1,507,699

Communications & Media (0.5%)
Emmis Communications Corp., Class A (b)	62,500	1,311,250
R.H. Donnelley Corp. (b)	74,421	3,255,175

		4,566,425

Computer Service (1.6%)
Anteon International Corp. (b)	69,800	2,276,876
Carreker, Inc. (b)	11,856	118,797
Cerner Corp. (b)	73,900	3,294,462
Compuware Corp. (b)	236,000	1,557,600
Digitalnet Holdings, Inc. (b)	6,769	137,614
Earthlink, Inc. (b)	73,897	764,834
Manhattan Associates, Inc. (b)	24,900	768,912
MICROS Systems, Inc. (b)	42,235	2,026,013
MTS Systems	24,107	565,309
RSA Security, Inc. (b)	73,700	1,508,639
SI International, Inc. (b)	10,150	206,959
Tyler Technologies, Inc. (b)	9,227	87,287

		13,313,302

Computer Software (2.1%)
Activision, Inc. (b)	32,300	513,570
Advent Software, Inc. (b)	35,200	636,064
Ansys, Inc. (b)	962	45,214
Aspen Technologies, Inc. (b)	175,000	1,270,500
Autodesk, Inc.	25,270	1,081,809
Avid Technology, Inc. (b)	76,500	4,174,605
Docucorp International, Inc. (b)	5,769	50,536

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Computer Software (continued)
EPIQ Systems, Inc. (b)	65,820	$954,390
FileNET Corp. (b)	24,000	757,680
Hyperion Solutions Corp. (b)	17,200	751,984
Inter-Tel, Inc.	5,658	141,280
MicroStrategy, Inc. (b)	32,747	1,398,297
Netiq Corp. (b)	94,000	1,240,800
OPNET Technologies, Inc. (b)	33,900	444,090
Parametric Technology Corp. (b)	144,200	721,000
Pinnacle Systems, Inc. (b)	57,600	411,840
Sybase, Inc. (b)	33,836	609,048
Synaptics, Inc. (b)	60,000	1,149,000
Transaction Systems Architects, Inc. (b)	22,971	494,566
Verint Systems, Inc. (b)	22,500	769,950

		17,616,223

Computer Systems (0.2%)
Agilysys, Inc.	1,629	22,464
Brocade Communications Systems, Inc. (b)	202,300	1,209,754
RadiSys Corp. (b)	11,100	206,127

		1,438,345

Consulting Services (0.8%)
Maximus, Inc. (b)	75,002	2,659,571
MemberWorks, Inc. (b)	70,500	2,088,210
Navigant Consulting, Inc. (b)	33,400	716,096
PDI, Inc. (b)	13,718	416,067
Sourcecorp, Inc. (b)	15,448	425,129
The Advisory Board Co. (b)	19,800	704,880

		7,009,953

Consumer Goods & Services (1.4%)
Aaron Rents, Inc.	2,685	88,981
AptarGroup, Inc.	83,900	3,665,590
Blyth, Inc.	5,881	202,836
Church & Dwight Co. Inc.	75,400	3,451,812
Energizer Holdings, Inc. (b)	20,618	927,810
Kellwood Co.	13,750	598,813
Matthews International Corp., Class A	66,700	2,197,098
Wolverine World Wide, Inc.	21,732	570,465

		11,703,405

Consumer Products (0.2%)
Central Garden & Pet Co. (b)	19,000	679,629
Rayovac Corp. (b)	22,656	636,634
Yankee Candle Co. Inc. (b)	11,203	327,688

		1,643,951

Containers (0.4%)
Anchor Glass Container Corp.	30,200	408,606
Chesapeake Corp.	9,600	256,128
Crown Holdings, Inc. (b)	221,977	2,213,110
Silgan Holdings, Inc.	15,863	639,438

		3,517,282

Cosmetics (0.9%)
Alberto-Culver Co. Class B	95,500	4,788,370
Chattem, Inc. (b)	28,469	821,900
Del Laboratories, Inc. (b)	15,800	490,116
Elizabeth Arden, Inc. (b)	56,600	1,190,864

		7,291,250

Data Processing & Reproduction (0.4%)
Acxiom Corp.	41,849	1,039,110
Fair, Issac and Co. Inc.	45,575	1,521,293
infoUSA, Inc. (b)	10,425	105,710
Komag, Inc. (b)	53,376	745,663

		3,411,776

Defense (0.6%)
Engineered Support Systems, Inc.	52,025	3,043,983
Mantech International Corp., Class A (b)	96,900	1,818,813

		4,862,796

Diagnostic Equipment (0.2%)
Biosite Diagnostics, Inc. (b)	22,349	1,003,917
Diagnostic Products Corp.	13,200	580,008

		1,583,925

Diversified Manufacturing Operations (0.5%)
Carlisle Companies, Inc.	25,500	1,587,375
Jacuzzi Brands, Inc. (b)	114,100	920,787
Pentair, Inc.	27,400	921,736
Teleflex, Inc.	23,400	1,173,510

		4,603,408

Education (0.5%)
ITT Educational Services, Inc. (b)	87,300	3,319,146
Skillsoft PLC (b)	105,000	798,000

		4,117,146

Electric Integrated (0.6%)
Black Hills Corp.	32,550	1,025,325
Centerpoint Energy, Inc.	92,712	1,066,188
Duquesne Light Holdings, Inc.	71,300	1,376,803
El Paso Electric Co. (b)	7,392	114,132
Great Plains Energy, Inc.	14,264	423,641
OGE Energy Corp.	51,500	1,311,705

		5,317,794

Electrical Equipment (0.1%)
Ametek, Inc.	608	18,787
Kulicke & Soffa Industries, Inc. (b)	101,642	1,113,997

		1,132,784

Electronic Components (0.3%)
Amphenol Corp., Class A (b)	21,400	713,048
Arrow Electronics, Inc. (b)	39,073	1,047,938
Richardson Electronics Ltd.	13,600	150,688
Stoneridge, Inc. (b)	21,696	368,832

		2,280,506

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Electronic Components/ Instruments (0.2%)
Cyberoptics Corp. (b)	1,986	$51,596
FLIR Systems, Inc. (b)	25,700	1,410,930
Microsemi Corp. (b)	37,400	531,454

		1,993,980

Electronics (1.5%)
Actel Corp. (b)	79,800	1,476,300
Brady Corp., Class A	34,600	1,595,060
Cree Research, Inc. (b)	203,700	4,742,136
Hubbell, Inc.	12,800	597,888
Integrated Silicon Solution, Inc. (b)	95,000	1,159,950
Littlefuse, Inc. (b)	17,627	747,561
Power Integrations, Inc. (b)	28,200	702,180
Varian Semicondutor Equipment Associates, Inc. (b)	42,000	1,619,520
WESCO International, Inc. (b)	16,440	302,496

		12,943,091

Energy Sources (0.1%)
Maverick Tube Corp. (b)	33,741	886,039

Engineering Services (0.1%)
Jacobs Engineering Group, Inc. (b)	22,900	901,802

Entertainment (0.1%)
Ameristar Casinos	519	17,428
Hollywood Entertainment Corp. (b)	14,104	188,429
Multimedia Games, Inc. (b)	25,600	686,592

		892,449

Entertainment Software (0.4%)
Take-Two Interactive Software, Inc. (b)	70,940	2,173,602
THQ, Inc. (b)	55,800	1,277,820

		3,451,422

Environmental Services (0.6%)
Stericycle, Inc. (b)	94,550	4,892,017

Financial (5.4%)
Affiliated Managers Group, Inc. (b)	57,700	2,906,349
Alabama National Bankcorp	14,800	820,956
American Capital Strategies Ltd.	61,100	1,712,022
BankUnited Financial Corp. (b)	44,600	1,150,680
Central Pacific Financial Corp.	88,100	2,422,750
City National Corp.	28,197	1,852,543
Commercial Capital Bancorp, Inc. (b)	73,800	1,281,906
Cullen/ Frost Bankers, Inc.	57,373	2,567,442
Doral Financial Corp.	10,626	366,597
East-West Bancorp, Inc.	127,408	3,911,426
Financial Federal Corp. (b)	92,700	3,268,602
First Midwest Bancorp, Inc.	54,000	1,901,340
First State Bancorp	39,600	1,216,512
Greenhill & Co. Inc. (b)	66,200	1,384,242
Hudson United Bancorp	2,846	106,099
Mid-State Bancshares	31,300	735,863
Prosperity Bancshares, Inc.	40,600	988,610
Provident Financial Holdings, Inc.	14,357	339,543
Provident Financial Services, Inc.	400	7,020
Southwest Bancorp of Texas, Inc.	83,200	3,670,784
Texas Regional Bancshares, Inc., Class A	104,670	4,805,400
The Chicago Mercantile Exchange	26,697	3,854,246
UCBH Holdings, Inc.	31,200	1,233,024
Webster Financial Corp.	27,800	1,307,156
Westamerica Bankcorp.	54,900	2,879,505

		46,690,617

Financial Services (1.4%)
Ace Cash Express, Inc. (b)	29,990	770,443
Bank of Hawaii Corp.	22,575	1,020,842
Corporate Executive Board Co.	70,300	4,062,637
Factset Research Systems, Inc.	61,700	2,916,559
Interactive Data Corp. (b)	39,900	695,058
Jackson Hewitt Tax Service, Inc. (b)	25,100	439,250
R & G Financial Corp., Class B	24,130	797,738
SWS Group, Inc.	2,968	45,410
Triad Guaranty, Inc. (b)	16,401	954,538
WSFS Financial Corp.	3,571	173,801

		11,876,276

Food & Beverage (0.8%)
American Italian Pasta Co.	80,100	2,441,448
Chiquita Brands International, Inc. (b)	27,620	577,810
Corn Products International, Inc.	896	41,709
Dean Foods Co. (b)	32,100	1,197,651
Del Monte Foods Co. (b)	70,000	711,200
Krispy Kreme Doughnuts, Inc. (b)	50,700	967,863
M & F Worldwide Corp. (b)	17,954	245,970
Pilgrim’s Pride Corp.	16,171	467,989

		6,651,640

Food — Retail (0.2%)
Pantry, Inc. (b)	20,488	446,638
Ralcorp Holding, Inc. (b)	35,000	1,232,000

		1,678,638

Food Distributors, Supermarkets & Wholesalers (0.5%)
Nasch-Finch Co.	21,995	550,535
Sanderson Farms, Inc.	11,491	616,147
SUPERVALU, Inc.	28,600	875,446
United Natural Foods, Inc. (b)	65,000	1,879,150

		3,921,278

Gaming/ Hotels (0.7%)
Global Payment, Inc.	32,000	1,440,640
Kerzner International Ltd. (b)	38,500	1,831,060
Penn National Gaming, Inc. (b)	7,155	237,546
Shuffle Master, Inc. (b)	67,900	2,465,449

		5,974,695

Gold Mining (0.1%)
Stillwater Mining Co. (b)	66,800	1,002,668

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Healthcare (5.6%)
American Healthways, Inc. (b)	163,000	$4,339,060
Apria Healthcare Group, Inc. (b)	92,000	2,640,400
Beverly Enterprises, Inc. (b)	178,500	1,535,100
Charles River Laboratories International, Inc. (b)	91,942	4,493,206
Coventry Health Care, Inc. (b)	3,494	170,857
Datascope Corp.	12,000	476,280
Eclipsys Corp. (b)	55,100	840,826
Haemonetics Corp. (b)	30,260	897,209
Henry Schein, Inc. (b)	14,200	896,588
IDEXX Laboratories, Inc. (b)	82,739	5,207,593
K-V Pharmaceutical Co. (b)	255,550	5,900,649
LifePoint Hospitals, Inc. (b)	48,000	1,786,560
Mentor Corp.	101,900	3,494,151
Odyssey Healthcare, Inc. (b)	234,650	4,416,113
Patterson Dental Co. (b)	9,700	741,953
Psychiatric Solutions, Inc. (b)	70,000	1,745,100
Renal Care Group, Inc. (b)	24,700	818,311
Respironics, Inc. (b)	43,250	2,540,938
Techne Corp. (b)	27,422	1,191,486
VISX, Inc. (b)	151,300	4,042,736

		48,175,116

Healthcare Services (1.7%)
Amsurg Corp. (b)	200,516	5,038,967
Chemed Corp.	27,800	1,348,300
Dendrite International, Inc. (b)	225,200	4,184,216
Omnicare, Inc.	64,900	2,778,369
PacifiCare Health Systems, Inc. (b)	14,707	568,573
Prime Medical Services, Inc. (b)	6,531	51,856
Res-Care, Inc. (b)	1,356	17,221
Vistacare, Inc., Class A (b)	24,400	452,620

		14,440,122

Home Furnishings (0.5%)
American Woodmark Corp.	4,200	251,370
Culp, Inc. (b)	6,630	51,581
Furniture Brands International, Inc.	704	17,635
Genlyte Group, Inc. (b)	7,508	472,103
SCP Pool Corp.	64,200	2,889,001
Stanley Furniture Co. Inc.	7,412	312,119
Toro Co.	4,260	298,498

		4,292,307

Hospital Management & Services (0.2%)
Sierra Health Services, Inc. (b)	28,687	1,282,309

Hospitals (0.2%)
Triad Hospitals, Inc. (b)	44,700	1,664,181

Hotels & Motels (0.2%)
Choice Hotels International, Inc.	352	17,656
Orient Express Hotels Ltd.	80,000	1,355,200
Prime Hospitality Corp. (b)	19,300	204,966

		1,577,822

Human Resources (0.0%)
Labor Ready, Inc. (b)	2,848	44,144

Industrial/ Miscellaneous (0.8%)
Actuant Corp. (b)	32,800	1,278,872
Agnico-Eagle Mines Ltd.	196,500	2,595,765
CUNO, Inc. (b)	35,900	1,915,265
Gerber Scientific, Inc. (b)	50,443	356,128
Harsco Corp.	9,784	459,848

		6,605,878

Instruments-Controls (0.2%)
PerkinElmer, Inc.	70,500	1,412,820

Instruments-Scientific (0.2%)
Fisher Scientific International, Inc. (b)	23,300	1,345,575

Insurance (2.2%)
American Financial Group, Inc.	677	20,696
Arch Capital Group Ltd. (b)	40,500	1,615,140
Aspen Insurance Holdings Ltd.	103,900	2,413,596
Assurant, Inc.	33,620	886,896
Brown & Brown, Inc.	26,200	1,129,220
Delphi Financial Group, Inc.	7,778	346,121
First American Financial Corp.	20,544	531,884
FPIC Insurance Group, Inc. (b)	1,697	41,899
HCC Insurance Holdings, Inc.	56,300	1,880,982
Hilb, Rogal & Hamilton Co.	40,300	1,437,904
Markel Corp. (b)	3,500	971,250
Max Re Capital Ltd.	50,000	974,000
Montpelier Re Holdings Ltd.	17,900	625,605
Odyssey Re Holdings Corp.	6,051	145,224
Proassurance Corp. (b)	36,000	1,227,960
Reinsurance Group of America, Inc.	18,100	735,765
StanCorp Financial Group, Inc.	2,645	177,215
UICI (b)	42,634	1,015,116
United Fire & Casualty Co.	1,574	90,899
W. R. Berkley Corp.	24,775	1,064,086
Zenith National Insurance Corp.	25,651	1,246,639

		18,578,097

Internet (0.6%)
Checkfree Corp. (b)	124,785	3,743,550
Sohu.com, Inc. (b)	74,300	1,477,084

		5,220,634

Internet Applications Software (0.5%)
Akamai Technologies, Inc. (b)	84,500	1,516,775
Avocent Corp. (b)	20,300	745,822
Kintera, Inc. (b)	17,742	185,049
Packeteer, Inc. (b)	90,000	1,453,500

		3,901,146

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Internet Content (0.9%)
Ask Jeeves, Inc. (b)	27,500	$1,073,325
Autobytel, Inc. (b)	74,800	679,184
CNET Networks, Inc. (b)	89,600	991,872
Infospace, Inc. (b)	45,000	1,711,800
SINA Corp. (b)	39,800	1,313,002
Valueclick, Inc. (b)	44,100	528,318
Websense, Inc. (b)	47,000	1,749,810

		8,047,311

Internet Services (0.4%)
Macromedia, Inc. (b)	46,000	1,129,300
Neoforma Inc. (b)	69,800	847,372
Riverstone Networks, Inc. (b)	1	1
United Online, Inc. (b)	81,974	1,443,562

		3,420,235

Leisure (0.4%)
AMC Entertainment, Inc. (b)	20,400	313,548
Brunswick Corp.	25,385	1,035,708
Carmike Cinemas, Inc. (b)	8,443	333,076
K2, Inc. (b)	63,700	1,000,090
Regal Entertainment Group, Class A	23,500	425,350
Steinway Musical Instruments, Inc. (b)	6,844	240,156

		3,347,928

Machinery (1.1%)
AGCO Corp. (b)	55,400	1,128,498
Briggs & Stratton Corp.	12,636	1,116,391
Cascade Corp.	6,800	212,500
Global Power Equipment Group, Inc. (b)	14,700	117,894
JLG Industries, Inc.	130,000	1,805,700
Joy Global, Inc.	70,500	2,110,770
Lufkin Industries, Inc.	4,600	147,108
Middleby Corp.	2,493	136,168
Wabtec Corp.	144,800	2,612,191

		9,387,220

Machinery & Capital Goods (1.2%)
Cognex Corp.	34,400	1,323,712
Cummins Engine, Inc.	16,268	1,016,750
Dionex Corp. (b)	52,800	2,912,976
Gardner Denver, Inc. (b)	888	24,775
Kennametal, Inc.	21,400	980,120
Roper Industries, Inc.	29,100	1,655,790
Zebra Technologies Corp. (b)	29,165	2,537,355

		10,451,478

Manufactured Housing (0.1%)
Fleetwood Enterprises, Inc. (b)	44,590	648,785

Medical — Information Systems (0.3%)
NDC Health Corp.	57,500	1,334,000
Per-Se Technologies, Inc. (b)	93,600	1,360,944

		2,694,944

Medical Equipment & Supplies (1.0%)
Advanced Medical Optics, Inc. (b)	18,600	791,802
Advanced Neuromodulation Systems, Inc. (b)	30,000	984,000
American Medical Systems Holdings, Inc. (b)	46,900	1,580,529
Angelica Corp.	8,300	208,413
Ocular Sciences, Inc. (b)	549	20,862
ResMed, Inc. (b)	30,500	1,554,280
Sola International, Inc. (b)	3,703	63,803
STERIS Corp. (b)	67,700	1,527,312
Sybron Dental Specialties, Inc. (b)	51,509	1,537,544
Unifirst Corp.	2,446	71,154

		8,339,699

Medical Instruments (0.3%)
Apogent Technologies, Inc. (b)	30,337	970,784
Conmed Corp. (b)	22,000	602,800
DJ Orthopedics, Inc. (b)	7,350	169,050
Young Innovations, Inc.	34,200	868,680

		2,611,314

Medical Products (2.3%)
Affymetrix, Inc. (b)	335	10,965
Animas Corp. (b)	34,200	637,830
Bausch & Lomb, Inc.	1,634	106,324
Bio-Rad Laboratories, Inc., Class A (b)	19,000	1,118,340
CNS, Inc.	10,509	105,416
Dade Behring Holdings, Inc. (b)	87,915	4,177,720
Dyax Corp. (b)	47,300	555,775
Epix Medical, Inc. (b)	57,300	1,209,030
Gen-Probe, Inc. (b)	30,900	1,462,188
ICU Medical, Inc. (b)	64,100	2,149,273
Inamed Corp. (b)	42,700	2,683,694
Luminex Corp. (b)	13,500	135,810
Martek Biosciences Corp. (b)	11,000	617,870
Meridian Bioscience, Inc.	4,331	47,983
MGI Pharma, Inc. (b)	13,400	361,934
Millipore Corp. (b)	3,080	173,620
Nabi Biopharmaceuticals (b)	87,500	1,244,250
Owens & Minor, Inc.	23,043	596,814
Telik, Inc. (b)	68,950	1,645,837
The Medicines Co. (b)	16,400	500,364
USANA Health Sciences, Inc. (b)	5,853	181,911
Vital Signs, Inc.	1,819	52,824

		19,775,772

Medical Providers (0.3%)
Humana, Inc. (b)	61,958	1,047,090
Mariner Health Care, Inc. (b)	21,100	567,590
Select Medical Corp.	10,248	137,528
WellChoice, Inc. (b)	24,200	1,001,880

		2,754,088

Metals (0.6%)
Allegheny Technologies, Inc.	116,000	2,093,800
Coeur d’Alene Mines Corp. (b)	273,400	1,115,472

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Metals (continued)
Glamis Gold Ltd. (b)	57,200	$1,002,716
RTI International Metals, Inc. (b)	14,100	224,895
Timken Co.	36,600	969,534

		5,406,417

Multi-Media (0.2%)
Cumulus Media, Inc. (b)	64,065	1,076,933
Journal Communications, Inc., Class A	12,700	239,141

		1,316,074

Networking Products (0.1%)
Anixter International, Inc.	9,379	319,167
Belden, Inc.	5,884	126,094
Hypercom Corp. (b)	80,400	679,380

		1,124,641

Office Equipment & Supplies (0.5%)
Global Imaging Systems, Inc. (b)	39,446	1,446,090
IKON Office Solutions, Inc.	1,951	22,378
Imagistics International, Inc. (b)	27,800	984,120
United Stationers, Inc. (b)	40,700	1,616,604

		4,069,192

Oil & Gas (4.5%)
Cabot Oil & Gas Corp., Class A	55,471	2,346,423
Cal Dive International, Inc. (b)	51,405	1,558,600
Cascade Natural Gas Corp.	6,600	145,662
Cimarex Energy Co. (b)	65,848	1,990,585
Encore Acquisition Co. (b)	81,300	2,268,270
Energen Corp.	13,333	639,851
FMC Technologies, Inc. (b)	66,500	1,915,200
Giant Industries, Inc. (b)	7,961	175,142
Key Energy Services, Inc. (b)	101,500	958,160
National-Oilwell, Inc. (b)	65,052	2,048,487
Newfield Exploration Co. (b)	114,800	6,398,952
Oceaneering International, Inc. (b)	54,700	1,873,475
Offshore Logistics, Inc. (b)	49,200	1,383,504
Questar Corp.	37,500	1,449,000
St. Mary Land & Exploration Co.	58,500	2,085,525
Swift Energy Co. (b)	41,200	908,872
UGI Corp.	29,461	945,698
Ultra Petroleum Corp. (b)	109,500	4,087,635
Unit Corp. (b)	54,600	1,717,170
Universal Compression Hldgs, Inc. (b)	71,303	2,187,576
W-H Energy Services, Inc. (b)	103,500	2,028,600

		39,112,387

Oil & Gas Exploration Services (1.8%)
Callon Petroleum Co. (b)	8,116	115,734
Carrizo Oil & Gas, Inc. (b)	188,500	1,924,585
Clayton Williams Energy, Inc. (b)	5,946	142,109
Delta Petroleum Corp. (b)	42,800	575,660
Denbury Resources, Inc. (b)	41,500	869,425
Evergreen Resources, Inc. (b)	65,400	2,642,160
KCS Energy, Inc. (b)	60,500	805,860
Patina Oil & Gas Corp.	24,200	722,854
Pogo Producing Co.	15,239	752,807
Quicksilver Resources, Inc. (b)	32,300	2,166,361
RPC, Inc.	1,263	19,968
Seacor Holdings, Inc. (b)	2,989	131,307
Southwestern Energy Co. (b)	24,700	708,149
Tesoro Petroleum Corp. (b)	31,105	858,498
Veritas DGC, Inc. (b)	59,080	1,367,702
Western Gas Resources, Inc.	50,400	1,636,992

		15,440,171

Paper & Related Products (0.4%)
Glatfelter Co.	142,000	1,999,360
Potlatch Corp.	16,063	668,863
Rayonier, Inc.	6,991	310,750

		2,978,973

Pharmaceuticals (1.7%)
Andrx Group (b)	33,272	929,287
Angiotech Pharmaceuticals, Inc. (b)	47,100	949,065
Atherogenics, Inc. (b)	18,600	353,958
Corixa Corp. (b)	22,100	103,207
Dendreon Corp. (b)	24,900	305,025
Encysive Pharmaceuticals, Inc. (b)	28,000	238,000
Enzon Pharmaceuticals, Inc. (b)	22,600	288,376
Eyetech Pharmaceuticals, Inc. (b)	7,800	334,776
Kos Pharmaceuticals, Inc. (b)	18,457	608,527
Ligand Pharmaceuticals, Inc. (b)	23,900	415,382
Medicis Pharmaceutical Corp., Class A	35,000	1,398,250
Neighborcare, Inc. (b)	61,200	1,917,396
NeoPharm, Inc. (b)	63,124	652,071
Noven Pharmaceuticals, Inc. (b)	48,700	1,072,374
NPS Pharmaceuticals, Inc. (b)	12,900	270,900
Par Pharmaceutical Cos, Inc. (b)	15,500	545,755
Perrigo Co.	25,317	480,263
Sciclone Pharmaceuticals, Inc. (b)	23,200	118,552
SuperGen, Inc. (b)	14,100	90,945
Taro Pharmaceuticals USA, Inc. (b)	73,700	3,205,951

		14,278,060

Printing (0.2%)
Consolidated Graphics, Inc. (b)	16,166	712,112
TransAct Technologies, Inc. (b)	20,200	638,724

		1,350,836

Printing & Publishing (0.1%)
Proquest Co. (b)	32,600	888,350
Thomas Nelson, Inc.	6,592	149,902

		1,038,252

Quarrying (0.2%)
Compass Minerals International, Inc.	85,000	1,647,300

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Real Estate Investment Trust (1.4%)
American Financial Realty Trust	121,500	$1,736,235
Ashford Hospitality Trust	166,400	1,389,440
Associated Estates Realty Corp.	58,607	471,786
Capital Lease Funding, Inc. (b)	74,800	777,920
CBL & Associates Properties, Inc.	56,264	3,094,521
Developers Diversified Realty Corp.	36,200	1,280,394
Equity Inns, Inc.	23,500	218,315
Felcor Lodging Trust, Inc. (b)	17,779	215,126
Friedman, Billings, Ramsey Group, Inc., Class A	57,480	1,137,529
InnKeepers USA Trust	31,595	325,744
Liberty Property Trust	17,100	687,591
Mission West Properties, Inc.	4,034	48,852
National Health Investors, Inc.	6,928	188,372
PS Business Parks, Inc.	2,361	95,007
Winston Hotels, Inc.	19,800	204,930

		11,871,762

Recreation (0.4%)
WMS Industries, Inc. (b)	119,700	3,567,060

Recreational Vehicles (0.3%)
Arctic Cat, Inc.	793	21,831
Monaco Coach Corp.	5,105	143,808
Thor Industries, Inc.	39,300	1,314,978
Winnebago Industries, Inc.	21,300	794,064

		2,274,681

Resorts/ Theme Parks (0.4%)
Vail Resorts, Inc. (b)	161,900	3,102,004

Restaurants (1.6%)
CEC Entertainment, Inc. (b)	1,356	40,016
Checkers Drive-In Restaurants, Inc. (b)	2,566	29,637
Chicago Pizza & Brewery, Inc. (b)	47,700	725,517
CKE Restaurants, Inc. (b)	11,269	150,216
Dave & Buster’s, Inc. (b)	15,250	286,548
IHOP Corp.	24,100	861,816
Jack In the Box, Inc. (b)	42,325	1,257,053
Lone Star Steakhouse & Saloon, Inc.	25,734	699,707
P.F. Chang’s China Bistro, Inc. (b)	39,100	1,608,965
Panera Bread Co. (b)	40,700	1,460,316
Papa John’s International, Inc. (b)	25,940	766,268
Ruby Tuesday, Inc.	71,700	1,968,165
Sonic Corp. (b)	93,000	2,115,749
Steak n Shake Co. (b)	104,000	1,894,880

		13,864,853

Retail (4.7%)
7-ELEVEN, Inc. (b)	6,583	117,507
AC Moore Arts & Crafts, Inc. (b)	45,000	1,237,950
American Eagle Outfitters, Inc. (b)	19,887	574,933
Barnes & Noble, Inc. (b)	32,994	1,121,136
Big 5 Sporting Goods Corp. (b)	66,800	1,749,492
Big Lots, Inc. (b)	42,800	618,888
Blockbuster, Inc.	11,282	171,261
Blue Nile, Inc. (b)	28,500	1,071,885
Borders Group, Inc.	1,215	28,480
Brookstone, Inc. (b)	34,500	691,725
Brown Shoe Company, Inc.	23,700	970,041
Cabelas, Inc., Class A (b)	17,400	468,930
Callaway Golf Co.	3,345	37,932
Carter’s Inc. (b)	35,700	1,039,227
Casual Male Retail Group, Inc. (b)	67,400	492,020
CBRL Group, Inc.	33,400	1,030,390
Charming Shoppes, Inc. (b)	3,675	32,818
Claire’s Stores, Inc.	31,366	680,642
CSK Auto Corp. (b)	41,400	709,596
Dick’s Sporting Goods, Inc. (b)	26,500	883,775
Dress Barn, Inc. (b)	1,374	23,523
EZCORP, Inc. (b)	13,947	138,354
Finlay Enterprises, Inc. (b)	1,674	31,505
Fossil, Inc. (b)	167,800	4,572,549
Genesco, Inc. (b)	40,154	948,839
Guitar Center, Inc. (b)	65,100	2,894,996
Hancock Fabrics, Inc.	74,200	946,050
J. Jill Group, Inc. (b)	42,900	1,012,011
Jos. A. Bank Clothiers, Inc. (b)	24,250	761,208
Linen ’n Things, Inc. (b)	24,000	703,440
Marinemax, Inc. (b)	9,281	266,179
Mothers Work, Inc. (b)	4,500	92,565
Movado Group, Inc.	21,948	378,603
Oxford Industries, Inc.	13,200	574,992
Pacific Sunwear of California, Inc. (b)	62,500	1,223,125
Petco Animal Supplies, Inc. (b)	88,050	2,836,091
Regis Corp.	4,644	207,076
Rent-A-Center, Inc. (b)	34,432	1,030,550
School Specialty, Inc. (b)	27,700	1,005,787
ShopKo Stores, Inc. (b)	38,600	545,804
Smart & Final, Inc. (b)	13,509	162,378
Stage Store, Inc. (b)	25,986	978,633
Stein Mart, Inc. (b)	22,182	360,679
Talbots, Inc.	29,900	1,170,585
Tractor Supply Company (b)	36,200	1,513,884
Trans World Entertainment Corp. (b)	33,240	333,065
Tuesday Morning Corp. (b)	48,600	1,409,400
Zale Corp. (b)	39,096	1,065,757

		40,916,256

Schools (0.7%)
Bright Horizons Family Solutions, Inc. (b)	14,000	750,540
Laureate Education, Inc. (b)	18,400	703,616
Strayer Education, Inc.	22,700	2,532,639
Universal Technical Institute, Inc. (b)	36,200	1,447,276
University of Phoenix Online, Inc. (b)	9,004	788,660

		6,222,731

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Security Services (0.2%)
Brinks, (The) Co.	1,384	$47,402
Checkpoint Systems, Inc. (b)	40,877	732,925
Integrated Alarm Services Group (b)	121,500	656,100

		1,436,427

Semiconductor Equipment (0.7%)
Axcelis Technologies, Inc. (b)	126,500	1,573,660
FSI International, Inc. (b)	73,180	571,536
Helix Technology Corp.	27,400	584,442
Photronics, Inc. (b)	3,622	68,601
Sigmatel Inc. (b)	93,899	2,728,704
SIPEX Corp. (b)	27,500	156,750
Standard Microsystems Corp. (b)	11,833	275,946

		5,959,639

Semiconductors (0.3%)
Cymer, Inc. (b)	46,300	1,733,472
Cypress Semiconductor Corp. (b)	7,365	104,509
Integrated Circuit Systems, Inc. (b)	17,200	467,152
Leadis Technology, Inc. (b)	18,800	252,108
ON Semiconductor Corp. (b)	14,975	75,175

		2,632,416

Steel (0.2%)
Carpenter Technology Corp.	11,577	394,197
Olympic Steel, Inc. (b)	21,662	442,338
Steel Technologies, Inc.	21,268	469,597

		1,306,132

Technology (0.8%)
Avnet, Inc. (b)	29,506	669,786
Black Box Corp.	21,400	1,011,364
CACI International, Inc., Class A (b)	23,300	942,252
Electronics For Imaging, Inc. (b)	90,500	2,557,530
Ingram Micro, Inc. (b)	2,582	37,362
Intergraph Corp. (b)	49,400	1,277,484
Progress Software Corp. (b)	22,452	486,535
Tech Data Corp. (b)	3,440	134,607
Tessco Technologies, Inc. (b)	1,169	20,294

		7,137,214

Telecommunication Equipment (0.9%)
Andrew Corp. (b)	51,400	1,028,514
C-Cor.Net Corp. (b)	33,410	343,789
Commscope, Inc. (b)	47,149	1,011,346
Harris Corp.	25,000	1,268,750
NMS Communications Corp. (b)	230,000	1,697,400
Plantronics, Inc. (b)	36,500	1,536,650
Tekelec (b)	34,700	630,499
West Corp. (b)	1,165	30,465
Westell Technologies, Inc. (b)	48,441	247,049

		7,794,462

Telecommunication Services (1.0%)
Arch Wireless, Inc., Class A (b)	16,600	472,934
Aspect Communications Corp. (b)	73,269	1,040,420
Commonwealth Telephone Enterprises, Inc. (b)	6,581	294,631
IDT Corp. (b)	32,100	591,924
Nextel Partners, Inc., Class A (b)	46,000	732,320
NII Holdings, Inc. (b)	20,000	673,800
PanAmSat Corp. (b)	21,895	508,402
SpectraSite, Inc. (b)	80,000	3,457,600
Talk America Holdings, Inc. (b)	68,103	522,350

		8,294,381

Telecommunications (0.2%)
Boston Communications Group, Inc. (b)	3,839	39,350
PTEK Holdings, Inc. (b)	173,987	2,006,070

		2,045,420

Tire & Rubber (0.4%)
Cooper Tire & Rubber Co.	154,000	3,542,000

Tobacco (0.0%)
Standard Commercial Corp.	5,700	102,885

Tools (0.2%)
Snap-On, Inc.	22,300	748,165
The Stanley Works	23,265	1,060,419

		1,808,584

Toys (0.0%)
RC2 Corp. (b)	1,389	49,310

Transportation (2.1%)
Arkansas Best Corp.	5,124	168,682
Atlantic Coast Airlines Holdings, Inc. (b)	8,582	49,261
EGL, Inc. (b)	10,437	277,624
Forward Air Corp. (b)	4,798	179,445
Frontier Airlines, Inc. (b)	8,506	92,545
Heartland Express, Inc.	11,129	304,489
J.B. Hunt Transport Services, Inc.	89,600	3,456,768
Kansas City Southern Industries, Inc. (b)	142,763	2,212,827
Kirby Corp. (b)	40,942	1,592,644
Knight Transportation, Inc. (b)	8,394	241,160
Landstar System, Inc. (b)	28,619	1,513,087
Overnite Corp.	30,600	899,640
Pacer International, Inc. (b)	52,500	971,250
RailAmerica, Inc. (b)	9,200	134,320
SCS Transportation, Inc. (b)	13,300	350,987
SkyWest, Inc.	93,156	1,621,846
Tidewater, Inc.	39,400	1,174,120
USF Corp.	6,303	221,424
UTI Worldwide, Inc.	32,500	1,712,425
Yellow Roadway Corp. (b)	10,370	413,348

		17,587,892

Travel Services (0.2%)
Pegasus Solutions, Inc. (b)	110,700	1,453,491

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Utilities (1.2%)
AGL Resources	12,051	$350,082
American States Water Co.	979	22,752
Arch Coal, Inc.	47,500	1,738,025
Artesyn Technologies, Inc. (b)	53,388	480,492
California Water Service Group	6,400	176,320
Peabody Energy Corp.	25,000	1,399,750
UniSource Energy Corp.	18,114	450,133
Waste Connections, Inc. (b)	50,550	1,499,313
Westar Energy, Inc.	139,700	2,781,426
Wisconsin Energy Corp.	42,500	1,385,925

		10,284,218

Veterinary Diagnostics (0.5%)
VCA Antech, Inc. (b)	88,500	3,966,570

Waste Disposal (0.1%)
Casella Waste Systems, Inc. (b)	19,000	249,850
Metal Management, Inc. (b)	42,724	846,362

		1,096,212

Water Treatments (0.0%)
Duratek, Inc. (b)	4,761	71,939
Ionics, Inc. (b)	7,200	203,400

		275,339

Wholesale Distribution (0.0%)
Brightpoint, Inc. (b)	5,679	78,086
Handleman Co.	7,100	164,436
Watsco, Inc.	3,696	103,747

		346,269

		717,359,671

Total Common Stocks		825,686,992

Security Description	Principal	Value

CORPORATE BONDS (0.0%)
United States (0.0%)
Wholesale Distribution (0.0%)
Timco Aviation Services, Inc., 8.00%, 01/02/07	$252	0

Total Corporate Bonds		0

Commercial Paper (0.2%)
Financial Services (0.2%)
Network, 1.54%, 07/01/04	1,989,000	1,989,000

Total Commercial Paper		1,989,000

Money Market (0.0%)
Federated Prime Obligation, Institutional Class	173,286	173,286

Total Money Market		173,286

Repurchase Agreement (2.2%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $7,412,183 (Fully collateralized by AA Rated Corporate Bonds)	7,411,879	7,411,879
Nomura Securities, 1.48%, Dated 06/30/04, due 07/01/04, repurchase price $10,982,571 (Fully collateralized by U.S. Agency Securities)	10,982,119	10,982,119

Total Repurchase Agreements		18,393,998

Short-Term Securities Held as Collateral for Securities Lending (16.3%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	138,484,521	138,484,521

Total Short-Term Securities Held as Collateral for Securities Lending		138,484,521

Total Investments (Cost $855,468,883) (a) — 115.8%		984,727,797
Other assets in excess of liabilities — (15.8)%		(134,279,247)

NET ASSETS — 100.0%		$850,448,550

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$142,281,334
Unrealized depreciation	(13,022,420)

Net unrealized appreciation (depreciation)	$129,258,914

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Principal	Value

ASSET BACKED COMMERCIAL PAPER (32.1%)
Asset Backed — Equipment Trust (0.7%)
CIT Equipment Collateral (b) (0.3%)
1.12%, 03/20/05	$6,092,772	$6,092,772

CNH Equipment Trust (0.4%)
1.23%, 12/13/04	7,072,932	7,072,933

		13,165,705

Asset Backed — Auto Receivables (5.1%)
FCAR Owner Trust I (2.1%)
1.09%, 07/08/04	17,000,000	16,996,397
1.13%, 07/09/04	25,000,000	24,993,856

		41,990,253

New Center Asset Trust (3.0%)
1.10%, 07/07/04	60,000,000	59,989,000

		101,979,253

Asset Backed — Domestic (2.4%)
CC USA, Inc. (b) (0.8%)
1.12%, 07/07/04	4,000,000	3,999,253
1.22%, 07/12/04	12,000,000	11,995,527

		15,994,780

Three Pillars Funding Corp. (b) (1.6%)
1.11%, 07/06/04	32,811,000	32,805,925

		48,800,705

Asset Backed — Mortgages (3.9%)
Georgetown Funding Co. (b) (3.9%)
1.11%, 07/01/04	40,000,000	40,000,000
1.12%, 07/06/04	11,000,000	10,998,294
1.09%, 07/15/04	18,000,000	17,992,370
1.28%, 07/22/04	5,000,000	4,996,267
1.34%, 07/27/04	5,000,000	4,995,161

		78,982,092

Asset Backed — Trade & Term Receivables (12.6%)
Falcon Asset Securitization Corp. (b) (3.8%)
1.11%, 07/06/04	12,068,000	12,066,134
1.25%, 07/19/04	4,730,000	4,727,044
1.25%, 07/20/04	6,115,000	6,110,966
1.25%, 07/21/04	40,000,000	39,972,221
1.26%, 07/26/04	14,418,000	14,405,292

		77,281,657

Golden Funding Corp. (b) (2.6%)
1.20%, 07/12/04	51,761,000	51,742,006

Kitty Hawk Funding Corp. (b) (1.3%)
1.08%, 07/07/04	3,727,000	3,726,329
1.21%, 07/12/04	3,821,000	3,819,587
1.25%, 07/20/04	19,095,000	19,082,403

		26,628,319

Old Line Funding Corp. (b) (3.8%)
1.11%, 07/07/04	4,821,000	4,820,108
1.09%, 07/08/04	52,388,000	52,376,750
1.26%, 07/22/04	10,977,000	10,968,932
1.33%, 08/04/04	7,533,000	7,523,538

		75,689,328

Three Rivers Funding Corp. (b) (0.4%)
1.05%, 07/01/04	8,678,000	8,678,000

Variable Funding Capital Corp. (b) (0.7%)
1.07%, 07/02/04	15,000,000	14,999,554

		255,018,864

Asset Backed — Yankee (7.4%)
Giro Funding Corp. (b) (1.0%)
1.27%, 07/27/04	20,000,000	19,981,656

K2 (USA) LLC (b) (1.4%)
1.10%, 07/09/04	1,100,000	1,099,731
1.06%, 07/28/04	13,000,000	12,989,665
1.50%, 09/10/04	4,150,000	4,137,723
1.15%, 11/15/04	10,000,000	9,956,617

		28,183,736

Premier Asset Collateralized Entity LLC (b) (1.7%)
1.06%, 07/02/04	10,000,000	9,999,706
1.12%, 07/07/04	14,100,000	14,097,368
1.21%, 07/08/04	10,000,000	9,997,647

		34,094,721

Sigma Finance, Inc. (b) (1.7%)
1.20%, 08/10/04	25,000,000	24,999,999
1.24%, 12/03/04	10,000,000	10,000,000

		34,999,999

Stanfield Victoria Funding LLC (b) (1.6%)
1.11%, 07/06/04	957,000	956,852
1.13%, 07/23/04	7,000,000	6,995,239
1.24%, 07/26/04	4,000,000	3,996,556
1.12%, 07/30/04	2,780,000	2,777,492
1.50%, 09/13/04	7,000,000	6,978,417
1.50%, 09/20/04	10,000,000	9,966,250

		31,670,806

		148,930,918

Total Asset Backed Commercial Paper		646,877,537

COMMERCIAL PAPER (39.5%)
Banks — Domestic (9.7%)
Bank Of America Corp. (1.2%)
1.07%, 07/12/04	25,000,000	24,991,826

Citicorp (0.6%)
1.08%, 07/08/04	12,000,000	11,997,480

National City Credit Corp. (3.4%)
1.06%, 07/02/04	65,789,000	65,787,067

PB Finance (Delaware) (3.7%)
1.09%, 07/06/04	1,882,000	1,881,715
1.08%, 07/07/04	8,000,000	7,998,560
1.07%, 07/08/04	10,000,000	9,997,919
1.16%, 07/09/04	1,000,000	999,742
1.26%, 07/22/04	10,000,000	9,992,650
1.28%, 07/26/04	14,000,000	13,987,555
1.27%, 08/02/04	14,000,000	13,984,196
1.25%, 08/06/04	12,000,000	11,985,000
1.30%, 08/11/04	2,361,000	2,357,474

		73,184,811

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

COMMERCIAL PAPER (continued)
State Street Corp. (0.8%)
1.45%, 07/01/04	$17,000,000	$17,000,000

		192,961,184

Banks — Foreign (4.8%)
Barclays US Funding Corp. (1.6%)
1.10%, 07/09/04	33,070,000	33,061,916

HBOS Treasury Services (0.6%)
1.07%, 07/08/04	2,935,000	2,934,391
1.11%, 08/02/04	5,440,000	5,433,989
1.30%, 08/03/04	1,643,000	1,641,035
1.30%, 08/06/04	1,100,000	1,098,570

		11,107,985

National Bank of New Zealand (0.4%)
1.06%, 07/06/04	3,284,000	3,283,517
1.10%, 07/16/04	1,200,000	1,199,450
1.31%, 07/21/04	1,000,000	999,272
1.31%, 07/28/04	2,800,000	2,797,249

		8,279,488

Scotiabank, Inc. (b) (1.7%)
1.55%, 09/30/04	35,000,000	34,862,868

UBS Finance (DE) LLC (0.2%)
1.06%, 07/01/04	1,600,000	1,600,000
1.32%, 07/29/04	1,454,000	1,452,507

		3,052,507

Westpac Capital Corp. (0.3%)
1.08%, 07/07/04	6,000,000	5,998,925
1.07%, 07/09/04	500,000	499,881

		6,498,806

		96,863,570

Banks — Mortgage (3.1%)
Northern Rock PLC (b) (3.1%)
1.07%, 07/26/04	12,600,000	12,590,638
1.10%, 07/28/04	26,000,000	25,978,550
1.52%, 09/27/04	25,000,000	24,907,111

		63,476,299

Broker/ Dealer (2.7%)
Morgan Stanley Dean Witter & Co. (2.7%)
1.07%, 07/06/04	5,000,000	4,999,257
1.30%, 08/02/04	20,000,000	19,976,889
1.30%, 08/05/04	30,000,000	29,962,083

		54,938,229

Building Society (5.1%)
Nationwide Building Society (1.4%)
1.06%, 07/06/04	11,670,000	11,668,282
1.10%, 08/09/04	7,080,000	7,071,563
1.54%, 09/24/04	10,000,000	9,963,639

		28,703,484

Yorkshire Building Society (3.7%)
1.06%, 07/06/04	20,250,000	20,246,994
1.25%, 07/22/04	949,000	948,308
1.08%, 07/23/04	20,000,000	19,986,678
1.25%, 07/26/04	4,028,000	4,024,503
1.50%, 09/17/04	24,000,000	23,922,001
1.21%, 10/12/04	5,000,000	4,982,690

		74,111,174

		102,814,658

Electrical Equipment (0.4%)
Johnson Controls, Inc. (b) (0.4%)
1.44%, 07/01/04	8,161,000	8,161,000

Finance — Automotive (0.1%)
American Honda Finance Corp. (0.1%)
1.20%, 07/07/04	1,475,000	1,474,705

Finance — Consumer Sales (2.1%)
American General Finance Corp. (0.6%)
1.06%, 07/02/04	12,000,000	11,999,647

Household Finance Corp. (1.5%)
1.06%, 07/01/04	12,000,000	12,000,000
1.10%, 07/06/04	4,000,000	3,999,389
1.10%, 07/07/04	15,000,000	14,997,250

		30,996,639

		42,996,286

Finance — Diversified (4.8%)
ABN Amro NA Finance, Inc. (0.5%)
1.09%, 07/06/04	2,000,000	1,999,697
1.08%, 08/12/04	8,000,000	7,989,920

		9,989,617

General Electric Capital Corp. (1.5%)
1.13%, 07/14/04	20,000,000	19,991,839
1.33%, 08/13/04	224,000	223,644
1.11%, 10/05/04	977,000	974,108
1.76%, 11/23/04	10,000,000	9,929,514

		31,119,105

Network Rail PLC (b) (2.8%)
1.52%, 07/01/04	20,000,000	20,000,001
1.10%, 07/06/04	17,402,000	17,399,341
1.25%, 07/22/04	18,000,000	17,986,875

		55,386,217

		96,494,939

Finance — Heavy Equipment (0.1%)
Cargill, Inc. (b) (0.1%)
1.45%, 07/01/04	1,200,000	1,200,000

Insurance (4.7%)
Allianz Finance Corp. (b) (3.6%)
1.09%, 07/06/04	15,000,000	14,997,729
1.11%, 07/07/04	12,000,000	11,997,780
1.14%, 07/09/04	12,000,000	11,996,960
1.18%, 08/05/04	22,000,000	21,974,761
1.23%, 08/06/04	12,000,000	11,985,240

		72,952,470

ING America Insurance Holdings (1.1%)
1.08%, 07/06/04	21,900,000	21,896,715

		94,849,185

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

COMMERCIAL PAPER (continued)
Multimedia (1.2%)
Gannett Co. (b) (1.2%)
1.31%, 07/06/04	$25,000,000	$24,995,451

Transportation (0.7%)
Netjets, Inc. (b) (0.7%)
1.25%, 08/04/04	15,000,000	14,982,292

Total Commercial Paper		796,207,798

FLOATING RATE NOTES (c) (21.1%)
Asset Backed — CDO (4.7%)
Castle Hill III CLO Ltd. (b) (0.5%)
1.56%, 09/16/04	10,000,000	10,000,000

Commodore CDO I Ltd. (b) (1.3%)
1.64%, 09/12/04	25,000,000	25,000,000

Davis Square Funding Ltd. (b) (0.7%)
1.20%, 08/06/04	15,000,000	15,000,000

Duke Funding VI Managed (b) (0.2%)
1.48%, 04/08/05	5,000,000	5,000,000

Newcastle CDO, Ltd. (b) (0.7%)
1.35%, 09/24/04	15,000,000	15,000,000

NorthLake CDO Class I-MM (b) (1.3%)
1.49%, 09/06/04	25,000,000	25,000,000

		95,000,000

Asset Backed — Yankee (7.8%)
K2 (USA) LLC (b) (2.1%)
1.12%, 02/07/05	30,000,000	29,999,096
1.08%, 06/03/05	10,000,000	9,999,077

		39,998,173

Premier Asset Collateralized Entity LLC (b) (1.7%)
1.25%, 08/20/04	20,000,000	20,000,000
1.21%, 02/18/05	15,000,000	15,000,000

		35,000,000

Sigma Finance, Inc. (b) (2.0%)
1.24%, 08/20/04	15,000,000	14,999,693
1.24%, 05/31/05	25,000,000	24,997,731

		39,997,424

Stanfield Victoria Funding LLC (b) (2.0%)
1.25%, 08/13/04	15,000,000	14,999,910
1.26%, 02/25/05	10,000,000	10,000,000
1.08%, 05/25/05	15,000,000	14,997,244

		39,997,154

		154,992,751

Banks — Domestic (0.8%)
Wells Fargo & Co. (0.8%)
1.13%, 08/02/05	17,000,000	17,000,000

Banks — Foreign (2.6%)
HBOS Treasury Services (1.1%)
1.28%, 06/20/05	22,000,000	22,000,000

Westdeutsche Landesbank Giro (b) (1.5%)
1.13%, 06/10/05	30,000,000	30,000,000

		52,000,000

Banks — Mortgage (0.8%)
Northern Rock PLC (b) (0.8%)
1.40%, 12/09/04	12,500,000	12,500,000
1.11%, 01/13/05	3,000,000	2,999,380

		15,499,380

Broker/ Dealer (1.8%)
Goldman Sachs Group, Inc. (1.8%)
1.12%, 05/20/05	37,000,000	37,000,000

Finance — Automotive (0.5%)
American Honda Finance Corp. (0.5%)
1.13%, 05/06/05	10,000,000	10,000,000

Finance — Diversified (1.4%)
General Electric Capital Corp. (1.4%)
1.36%, 07/15/05	8,000,000	8,000,000
1.25%, 08/09/05	21,000,000	21,000,000

		29,000,000

Insurance (0.7%)
Allstate Life Global Funding (b) (0.7%)
1.15%, 04/08/05	15,000,000	15,000,000

Total Floating Rate Notes		425,492,131

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (4.0%)
Federal Home Loan Bank (3.2%)
1.30%, 02/23/05	15,000,000	15,000,000
1.46%, 03/01/05	10,000,000	10,000,000
1.43%, 03/11/05	10,000,000	10,000,000
1.44%, 03/11/05	9,000,000	9,000,000
1.35%, 03/23/05	10,000,000	10,000,000
1.30%, 04/13/05	10,000,000	10,000,000

		64,000,000

Federal Home Loan Mortgage Corporation (0.1%)
1.20%, 12/03/04	2,000,000	1,989,753

Federal National Mortgage Association (0.7%)
1.19%, 02/14/05	5,000,000	5,000,000
1.40%, 05/03/05	10,000,000	10,000,000

		15,000,000

Total U.S. Government Sponsored & Agency Obligations		80,989,753

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CERTIFICATES OF DEPOSIT (1.7%)
Banks — Domestic (1.7%)
State Street Corp. (1.7%)
1.31%, 04/15/05	$35,000,000	$35,000,000

Total Certificates of Deposit		35,000,000

TAXABLE MUNICIPAL BONDS (1.6%)
Government Agency (1.6%)
Sunshine State Governmental Financing Commission (1.6%)
1.13%, 07/01/04	5,000,000	5,000,000
1.07%, 07/02/04	6,600,000	6,599,804
1.09%, 07/06/04	15,777,000	15,774,612
1.13%, 07/06/04	4,935,000	4,934,225

		32,308,641

Total Taxable Municipal Bonds		32,308,641

Total Investments (Cost $2,016,875,860) (a) — 100.0%		2,016,875,860
Liabilities in excess of other assets — 0.0%		(955,593)

NET ASSETS — 100.0%		$2,015,920,267

(a)	Aggregate cost for federal income tax purposes is substantially the same.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2004. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Principal	Value

COMMERCIAL PAPERS (81.0%)
Banks — Domestic (5.0%)
PB Finance (DE), 1.31%, 07/08/04	$2,500,000	$2,499,363
State Street Corp., 1.45%, 07/01/04	8,500,000	8,500,000

		10,999,363

Banks — Foreign (9.5%)
Abbey National North America LLC, 1.18%, 07/09/04	6,200,000	6,198,374
National Australia Funding (DE), 1.11%, 07/07/04	6,200,000	6,198,853
Societe Generale North America, 1.37%, 07/01/04	8,500,000	8,500,000

		20,897,227

Broker/ Dealers (10.0%)
Bear Stearns Cos., Inc., 1.24%, 07/12/04 (b)	5,000,000	4,998,106
Citigroup Global Markets Holdings, Inc., 1.13%, 07/07/04	6,200,000	6,198,833
Goldman Sachs Group, Inc., 1.25%, 07/12/04	6,000,000	5,997,708
Morgan Stanley Dean Witter & Co., 1.06%, 07/02/04	5,000,000	4,999,853

		22,194,500

Building Society (3.2%)
Yorkshire Building Society, 1.36%, 07/06/04	7,000,000	6,998,678

Cutlery (5.4%)
Bemis Co., Inc., 1.30%, 07/06/04 (b)	3,410,000	3,409,384
Gillete Co., 1.40%, 07/01/04 (b)	8,500,000	8,500,000

		11,909,384

Electrical Equipment (3.9%)
Johnson Controls, Inc., 1.50%, 07/01/04 (b)	8,500,000	8,500,000

Finance — Automotive (2.3%)
Harley-Davidson Funding Corp., 1.23%, 07/13/04 (b)	5,000,000	4,997,950

Finance — Consumer Sales (4.6%)
American Express Credit Corp., 1.15%, 07/08/04	6,000,000	5,998,658
American General Finance Corp., 1.26%, 07/09/04	4,000,000	3,998,880

		9,997,538

Finance — Diversified (10.9%)
AIG Funding, 1.20%, 07/13/04	3,000,000	2,998,800
Caterpillar Financial Service Corp., 1.16%, 07/06/04	1,285,000	1,284,793
Caterpillar Financial Service Corp., 1.30%, 07/07/04	3,507,000	3,506,240
General Electric Capital Corp., 1.21%, 07/07/04 (b)	5,225,000	5,223,946
Network Rail Capital Finance PLC, 1.15%, 07/06/04 (b)	5,000,000	4,999,201
Prudential Funding LLC, 1.15%, 07/09/04	6,200,000	6,198,417

		24,211,397

Heavy Equipment Finance (3.9%)
Cargill, Inc., 1.40%, 07/01/04 (b)	8,500,000	8,500,000

Insurance (8.1%)
Allstate Corp., 1.42%, 07/01/04 (b)	8,500,000	8,499,999
ING America Insurance Holdings, 1.25%, 07/08/04	3,000,000	2,999,271
New York Life Capital Corp., 1.12%, 07/07/04 (b)	6,200,000	6,198,843

		17,698,113

Multi-Media (2.8%)
Gannett Co., 1.10%, 07/08/04 (b)	6,200,000	6,198,674

Pharmaceuticals (1.1%)
Pfizer, Inc., 1.04%, 07/01/04 (b)	2,319,000	2,319,000

Real Estate Investment Trusts — Diversified (3.9%)
Ventures Business Trust, 1.43%, 07/01/04 (b)	8,500,000	8,500,000

Retail (6.4%)
Target Corp., 1.30%, 07/07/04	7,000,000	6,998,483
Wal-Mart Stores, Inc., 1.25%, 07/07/04 (b)	7,000,000	6,998,542

		13,997,025

Total Commercial Papers		177,918,849

ASSET BACKED SECURITIES (12.8%)
Domestic (2.8%)
Three Pillars Funding Corp., 1.26%, 07/02/04 (b)	6,200,000	6,199,783

Yankee (1.5%)
Stanfield Victoria Funding, 1.30%, 07/06/04 (b)	3,200,000	3,199,422

Trade & Term Receivables (8.5%)
Falcon Asset Securitization Corp., 1.35%, 07/09/04 (b)	1,502,000	1,501,549
Kitty Hawk Funding Corp., 1.25%, 07/02/04 (b)	6,000,000	5,999,792
Old Line Funding Corp., 1.18%, 07/08/04 (b)	6,200,000	6,198,577
Variable Funding Capital Corp., 1.17%, 07/06/04 (b)	5,000,000	4,999,188

		18,699,106

Total Asset Backed Securities		28,098,311

U.S. GOVERNMENT AGENCIES (6.3%)
Federal Home Loan Bank System (2.3%)
Federal Home Loan Bank System, 1.12%, 07/07/04	5,000,000	4,999,067

Federal Home Loan Mortgage Corporation (1.3%)
Freddie Mac, 1.27%, 07/15/04	2,900,000	2,898,568

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (2.7%)
Federal National Mortgage Association, 1.24%, 07/12/04	$6,000,000	$5,997,726

Total U.S. Government Agencies		13,895,361

Total Investments (Cost $219,912,521) (a) — 100.1%		219,912,521
Liabilities in excess of other assets — (0.1)%		(237,379)

NET ASSETS — 100.0%		$219,675,142

(a)	Aggregate cost for federal income tax purposes is substantially the same.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (60.4%)
Aerospace/ Defense (0.9%)
Lockheed Martin Corp.	19,100	$994,728
Northrop Grumman Corp.	18,600	998,820
Raytheon Co.	100	3,577

		1,997,125

Apparel (0.3%)
Nike, Inc., Class B	10,500	795,375

Auto Parts & Equipment (0.1%)
Lear Corp.	4,500	265,455

Automobiles (0.4%)
Ford Motor Co.	25,900	405,335
General Motors Corp.	11,900	554,421

		959,756

Biotechnology (0.0%)
Human Genome Sciences, Inc. (b)	5,600	65,128

Broadcast Media/ Cable Television (1.6%)
E.W. Scripps Co., Class A	5,100	535,500
Fox Entertainment Group, Inc. (b)	28,600	763,620
Time Warner, Inc. (b)	13,700	240,846
Viacom, Inc., Class B	59,100	2,111,052

		3,651,018

Building — Residential & Commercial (0.1%)
KB HOME	2,900	199,027
Lennar Corp., Class A	2,400	107,328

		306,355

Business & Consumer Services (0.4%)
eBay, Inc. (b)	8,200	753,990
FedEx Corp.	1,200	98,028

		852,018

Chemicals/ Diversified (1.0%)
Air Products & Chemicals, Inc.	4,200	220,290
Dow Chemical Co.	19,400	789,580
Eastman Chemical Co.	1,200	55,476
PPG Industries, Inc.	3,700	231,213
Praxair, Inc.	16,600	662,506
Rohm & Haas Co.	7,800	324,324

		2,283,389

Communication Equipment (0.8%)
Corning, Inc. (b)	33,400	436,204
Motorola, Inc.	26,900	490,925
QUALCOMM, Inc.	10,100	737,098
Tellabs, Inc. (b)	31,500	275,310

		1,939,537

Computer Equipment (2.0%)
Dell, Inc. (b)	44,300	1,586,826
Hewlett-Packard Co.	46,800	987,480
International Business Machines Corp.	15,000	1,322,250
Juniper Networks, Inc. (b)	11,600	285,012
Lexmark International, Inc. (b)	5,500	530,915

		4,712,483

Computer Software & Services (4.9%)
Cisco Systems, Inc. (b)	105,600	2,502,720
Computer Sciences Corp. (b)	11,800	547,874
First Data Corp.	14,400	641,088
Mercury Interactive Corp. (b)	12,500	622,875
Microsoft Corp.	135,500	3,869,880
NCR Corp. (b)	6,100	302,499
Oracle Corp. (b)	144,800	1,727,464
Sungard Data Systems, Inc. (b)	12,400	322,400
Take-Two Interactive Software, Inc. (b)	9,300	284,952
VERITAS Software Corp. (b)	19,600	542,920

		11,364,672

Conglomerates (1.8%)
ITT Industries, Inc.	500	41,500
Johnson Controls, Inc.	10,800	576,504
Tyco International Ltd.	59,700	1,978,458
United Technologies Corp.	17,100	1,564,308

		4,160,770

Construction & Building Materials (0.5%)
Caterpillar, Inc.	2,300	182,712
Centex Corp.	10,600	484,950
Deere & Co.	200	14,028
Masco Corp.	14,600	455,228

		1,136,918

Consumer/ Non-Cyclical (0.8%)
Gillette Co.	42,800	1,814,720
Kimberly-Clark Corp.	400	26,352

		1,841,072

Consumer Products (1.3%)
Procter & Gamble Co.	53,600	2,917,984
Smurfit-Stone Container Corp. (b)	6,900	137,655

		3,055,639

Diversified Manufacturing Operations (0.3%)
Cooper Industries Ltd., Class A	9,200	546,572
SPX Corp.	1,600	74,304

		620,876

Drugs (5.0%)
Amgen, Inc. (b)	27,400	1,495,218
Eli Lilly & Co.	19,700	1,377,227
Forest Laboratories, Inc. (b)	22,200	1,257,186
Johnson & Johnson, Inc.	50,100	2,790,570
Medicis Pharmaceutical Corp., Class A	9,700	387,515
Merck & Co., Inc.	11,600	551,000
Pfizer, Inc.	99,700	3,417,716
Watson Pharmaceutical, Inc. (b)	8,400	225,960

		11,502,392

Electrical Equipment (2.5%)
Eaton Corp.	5,100	330,174
General Electric Co.	171,300	5,550,120

		5,880,294

Electrical Services (1.6%)
Dominion Resources, Inc.	6,500	410,020
Edison International	2,100	53,697
Entergy Corp.	10,100	565,701

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Electrical Services (continued)
Florida Power & Light, Inc.	7,300	$466,835
PG&E Corp. (b)	11,200	312,928
Pinnacle West Capital Corp.	12,100	488,719
PPL Corp.	11,500	527,850
Scana Corp.	2,500	90,925
TXU Corp.	7,300	295,723
Xcel Energy, Inc.	32,900	549,759

		3,762,157

Financial (5.6%)
CIT Group, Inc.	15,100	578,179
Citigroup, Inc.	98,000	4,557,000
Countrywide Credit Industries, Inc.	13,500	948,375
Fannie Mae	12,100	863,456
First Horizon National Corp.	600	27,282
Freddie Mac	19,200	1,215,360
Goldman Sachs Group, Inc.	9,500	894,520
Legg Mason, Inc.	3,200	291,232
MBNA Corp.	12,500	322,375
Morgan Stanley	39,900	2,105,523
Schwab (Charles) Corp.	52,900	508,369
Washington Mutual, Inc.	8,200	316,848

		12,628,519

Financial/ Banks (3.6%)
AmSouth Bancorp	5,300	134,991
Bank of America Corp.	24,300	2,056,266
Bank of New York Co., Inc.	53,900	1,588,972
Doral Financial Corp.	2,500	86,250
GreenPoint Financial Corp.	9,100	361,270
KeyCorp	13,400	400,526
North Fork Bancorp, Inc.	9,100	346,255
SunTrust Banks, Inc.	5,400	350,946
Wachovia Corp.	25,100	1,116,950
Wells Fargo Co.	32,600	1,865,698

		8,308,124

Food & Beverage (1.7%)
Anheuser-Busch Companies, Inc.	16,100	869,400
Coca-Cola Co. (The)	46,800	2,362,464
Kellogg Co.	3,600	150,660
PepsiCo, Inc.	8,000	431,040
SYSCO Corp.	3,300	118,371

		3,931,935

Healthcare (2.6%)
Anthem, Inc. (b)	11,800	1,056,808
Becton, Dickinson & Co.	2,500	129,500
Biogen Idec, Inc. (b)	1,100	69,575
Boston Scientific Corp. (b)	19,500	834,600
Gilead Sciences, Inc. (b)	2,700	180,900
Guidant Corp.	23,700	1,324,356
HCA-The Healthcare Co.	12,800	532,352
MedImmune, Inc. (b)	6,000	140,400
Sepracor, Inc. (b)	8,000	423,200
WellPoint Health Networks, Inc. (b)	3,800	425,638
Wyeth	26,100	943,776

		6,061,105

Hotels/ Motels (0.2%)
Hilton Hotels Corp.	16,000	298,560
Starwood Hotels & Resorts Worldwide, Inc.	4,000	179,400

		477,960

Insurance (3.3%)
Aetna, Inc.	9,500	807,500
Allstate Corp. (The)	33,400	1,554,770
AMBAC Financial Group, Inc.	13,900	1,020,816
American International Group, Inc.	15,100	1,076,328
Assurant, Inc.	2,800	73,864
Genworth Financial, Inc., Class A (b)	16,700	383,265
Hartford Financial Services Group, Inc.	18,200	1,251,068
MBIA, Inc.	7,800	445,536
Protective Life Corp.	900	34,803
St. Paul Cos., Inc.	15,900	644,586
Torchmark Corp.	2,300	123,740
XL Capital Ltd., Class A	2,300	173,558

		7,589,834

Leisure & Amusements (0.4%)
Walt Disney Co. (The)	38,900	991,561

Leisure Products (0.5%)
Carnival Corp.	14,000	658,000
Hasbro, Inc.	30,700	583,300

		1,241,300

Metals & Mining (0.8%)
Alcoa, Inc.	24,300	802,629
United States Steel Corp.	26,800	941,216

		1,743,845

Motorcycle Manufacturers (0.0%)
Harley-Davidson, Inc.	600	37,164

Office Equipment & Services (0.1%)
3M Co.	2,400	216,024

Oil & Gas (4.0%)
Anadarko Petroleum Corp.	6,100	357,460
Baker Hughes, Inc.	15,700	591,105
ChevronTexaco Corp.	9,100	856,401
ConocoPhillips	23,600	1,800,444
Cooper Cameron Corp. (b)	9,400	457,780
Devon Energy Corp.	7,100	468,600
Dynegy, Inc. (b)	12,500	53,250
Exxon Mobil Corp.	72,600	3,224,166
Pride International, Inc. (b)	15,600	266,916
Rowan Companies, Inc. (b)	14,700	357,651
Unocal Corp.	9,500	361,000
Valero Energy Corp.	5,900	435,184

		9,229,957

Paper & Forest Products (0.0%)
Georgia Pacific Corp.	600	22,188

Printing & Publishing (0.4%)
Gannett Co., Inc.	11,700	992,745

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Railroads (0.4%)
CSX Corp.	6,000	$196,620
Norfolk Southern Corp.	24,000	636,480

		833,100

Real Estate (0.3%)
CarrAmerica Realty Corp.	3,800	114,874
Mack-Cali Realty Corp.	400	16,552
ProLogis	9,100	299,572
Rouse Co.	3,200	152,000

		582,998

Restaurants (0.5%)
McDonald’s Corp.	42,500	1,105,000
Wendy’s International, Inc.	1,400	48,776

		1,153,776

Retail (4.2%)
Abercrombie & Fitch Co.	5,400	209,250
Bed, Bath & Beyond, Inc. (b)	5,800	223,010
CVS Corp.	5,900	247,918
Family Dollar Stores, Inc.	2,100	63,882
Federated Department Stores, Inc.	9,400	461,540
Gap, Inc.	21,300	516,525
Home Depot, Inc.	52,300	1,840,960
Jones Apparel Group, Inc.	18,700	738,276
Kohl’s Corp. (b)	15,800	668,024
Lowe’s Companies, Inc.	15,900	835,545
Ross Stores, Inc.	800	21,408
Target Corp.	16,900	717,743
TJX Companies, Inc. (The)	1,000	24,140
Wal-Mart Stores, Inc.	48,700	2,569,412
Yum! Brands, Inc. (b)	13,000	483,860

		9,621,493

Semiconductors (2.2%)
Altera Corp. (b)	35,200	782,144
Analog Devices, Inc.	14,700	692,076
Intel Corp.	68,200	1,882,320
Intersil Holding Corp., Class A	15,700	340,062
Linear Technology Corp.	5,900	232,873
Novellus Systems, Inc. (b)	19,000	597,360
Xilinx, Inc.	14,800	492,988

		5,019,823

Telecommunications (2.2%)
Bellsouth Corp.	3,700	97,014
EchoStar Communications Corp., Class A (b)	6,500	199,875
Nextel Communications, Inc., Class A (b)	23,100	615,846
Qwest Communications International, Inc. (b)	19,100	68,569
SBC Communications, Inc.	48,100	1,166,425
Sprint Corp.	35,650	627,440
Verizon Communications, Inc.	61,300	2,218,447

		4,993,616

Tobacco (0.9%)
Altria Group, Inc.	40,300	2,017,015

Transportation Services (0.2%)
United Parcel Service, Inc., Class B	7,300	548,741

Total Common Stocks		139,395,252

COMMERCIAL PAPERS (10.0%)
Financial Services (10.0%)
ABN Amro NA Finance, Inc., 1.06%, 07/06/04	$1,550,000	1,549,706
Alpine Securitization Corp., 1.09%, 07/06/04	1,400,000	1,399,720
Amsterdam Funding Corp., 1.14%, 07/19/04	1,700,000	1,698,827
CRC Funding LLC, 1.08%, 07/06/04	1,800,000	1,799,730
Dexia Delaware LLC, 1.14%, 08/02/04	1,750,000	1,747,978
Gemini Securitization Corp., 1.28%, 07/29/04	1,600,000	1,598,320
Giro Balanced, 1.08%, 07/07/04	1,650,000	1,649,703
HSH Nordbank AG NY, 1.05%, 07/06/04	1,800,000	1,799,737
Norddeutsche Landesbank Luxemberg, 1.23%, 07/22/04	1,650,000	1,648,811
Scaldis Capital Ltd., 1.28%, 07/26/04	1,750,000	1,748,444
Sheffield Receivables Corp., 1.20%, 07/16/04	1,350,000	1,349,325
Surrey Funding Corp., 1.21%, 07/15/04	1,600,000	1,599,136
Thames Asset Global Securitization Corp., 1.24%, 07/20/04	1,750,000	1,748,855
UBS Finance (Delware), 1.28%, 08/02/04	1,750,000	1,748,009

Total Commercial Papers		23,086,301

CORPORATE BONDS (12.2%)
Aerospace/ Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06	165,000	162,301

Auto Related (0.5%)
Ford Motor Credit Co., 7.38%, 10/28/09	200,000	213,445
Ford Motor Credit Co., 7.88%, 06/15/10	355,000	386,262
Ford Motor Credit Co., 7.00%, 10/01/13	485,000	489,592

		1,089,299

Automotive Parts and Supplies (0.0%)
Breed Technologies, Inc., 0.00%, 04/15/08 (e)(f)(g)	125,000	0

Banks (2.5%)
Abbey National Capital Trust I, 8.96%, 06/30/30 (h)	45,000	56,119
ABN Amro Holding NA, 6.52%, 11/08/12 (d)(h)	160,000	168,683
ANZ Capital Trust I, 5.36%, 12/15/13 (d)(h)	365,000	349,166
Cadets Trust 2003-1, 4.80%, 07/15/13 (d)	110,000	102,963

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Banks (continued)
Danske Bank A/S, 5.91%, 06/16/14 (d)(h)	$250,000	$253,391
HBOS Capital Funding LP, 6.07%, 06/30/14 (d)(h)	185,000	185,739
HBOS PLC, 5.38%, 11/01/13 (d)(h)	260,000	250,565
HSBC Capital Funding LP, 9.55%, 06/30/10 (d)(h)	265,000	323,444
HSBC Capital Funding LP, 4.61%, 06/27/13 (d)(h)	220,000	199,439
Independence Comm Bank, 3.75%, 04/01/14	195,000	185,541
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	115,000	107,577
KBC Bank Funding Trust III, 9.86%, 11/02/09 (d)(h)	195,000	238,506
Korea First Bank, 7.27%, 03/03/34 (d)	260,000	249,881
Mizuho Finance (Cayman), 5.79%, 04/15/14 (d)	170,000	167,108
Northern Rock PLC, 5.60%, 04/30/14 (h)	270,000	262,337
Popular N.A., 4.70%, 06/30/09	245,000	245,214
Rabobank Capital Fund II, 5.26%, 12/31/13 (d)(h)	165,000	159,668
RBS Capital Trust I, 4.71%, 07/01/13 (h)	335,000	308,861
RBS Capital Trust II, 6.43%, 01/03/34 (h)	95,000	90,944
Royal Bank of Scotland, 7.65%, 09/30/31 (h)	45,000	50,524
Skandinaviska Enskilda, 4.96%, 03/25/14 (d)(h)	220,000	205,663
Standard Chartered Bank, 8.00%, 05/30/31 (d)	140,000	165,504
Suntrust Bank, 2.50%, 11/01/06	275,000	269,423
Swedbank, 9.00%, 03/17/10 (d)(h)	60,000	71,420
U.S. Bank NA Minnesota, 6.50%, 02/01/08	200,000	217,658
Westpac Capital Trust III, 5.82%, 09/30/13 (d)(h)	260,000	258,307
Westpac Capital Trust IV, 5.26%, 03/31/16 (d)(h)	145,000	133,580
Woori Bank, 5.75%, 03/13/14 (d)	295,000	291,299

		5,568,524

Broadcast Media/ Cable Television (0.3%)
AOL Time Warner, Inc., 7.63%, 04/15/31	160,000	173,143
AOL Time Warner, Inc., 7.70%, 05/01/32	110,000	120,166
Comcast Corp., 6.50%, 01/15/15	225,000	233,202
Echostar DBS Corp., 6.38%, 10/01/11 (d)	35,000	34,475
Liberty Media Corp., 5.70%, 05/15/13	45,000	44,330
Mediacom LLC/ Cap Corp., 9.50%, 01/15/13	35,000	33,775
News America, Inc., 8.88%, 04/26/23	100,000	124,928

		764,019

Building — Residential/ Commercial (0.3%)
Centex Corp., 5.70%, 05/15/14	145,000	141,886
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	33,150
KB Home, 5.75%, 02/01/14 (d)	230,000	211,600
Pulte Homes, Inc., 5.25%, 01/15/14	155,000	146,352
Standard Pacific Corp., 6.88%, 05/15/11	45,000	43,988
Toll Brothers, Inc., 5.95%, 09/15/13	100,000	100,411

		677,387

Chemicals/ Diversified (0.2%)
Dow Chemical Co., 7.38%, 11/01/29	25,000	27,202
Huntsman International LLC, 9.88%, 03/01/09	35,000	37,800
ICI Wilmington, 5.63%, 12/01/13	175,000	171,061
Lyondell Chemical Co., 10.88%, 05/01/09	70,000	73,150
Nova Chemicals Corp., 6.50%, 01/15/12 (d)	180,000	177,300
Polyone Corp., 10.63%, 05/15/10	65,000	68,900

		555,413

Commercial Services (0.1%)
Cendant Corp., 7.13%, 03/15/15	125,000	136,896
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	31,850

		168,746

Computer Software & Services (0.0%)
Electronic Data Systems, 6.00%, 08/01/13	65,000	62,081
Unisys Corp., 6.88%, 03/15/10	40,000	41,200

		103,281

Containers (0.1%)
Crown Euro Holdings SA, 9.50%, 03/01/11	40,000	43,600
Owens-Brockway Glass Container, 8.88%, 02/15/09	75,000	81,000
Owens-Brockway Glass Container, 7.75%, 05/15/11	30,000	31,200

		155,800

Crude Petroleum and Natural Gas (0.0%)
Peabody Energy Corp., 6.88%, 03/15/13	35,000	35,438

Diversified Manufacturing Operations (0.1%)
Bombardier, Inc., 6.30%, 05/01/14 (d)	65,000	55,208
Hutchison Whamp International Ltd., 6.25%, 01/24/14 (d)	130,000	126,031

		181,239

Electrical Services (1.4%)
Alabama Power Co., 2.80%, 12/01/06	130,000	128,272
Arizona Pub Service Co., 4.65%, 05/15/15	80,000	72,556
Calpine Corp., 8.75%, 07/15/13 (d)	45,000	36,900
Consolidated Edison Co. NY, 5.63%, 07/01/12	250,000	258,735
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	57,700

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Electrical Services (continued)
Dominion Resources, Inc., 5.00%, 03/15/13	$195,000	$186,283
DTE Energy Co., 6.38%, 04/15/33	140,000	131,106
Duke Capital Corp., 6.25%, 02/15/13	425,000	430,878
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	234,404
General Electric Co., 5.00%, 02/01/13	5,000	4,921
Nisource Finance Corp., 6.15%, 03/01/13	260,000	269,376
Pacific Gas & Electric, 4.20%, 03/01/11	130,000	123,786
Pacific Gas & Electric, 4.80%, 03/01/14	140,000	132,656
Pacificorp, 4.30%, 09/15/08	125,000	124,998
Pepco Holdings, Inc., 6.45%, 08/15/12	20,000	20,716
Pepco Holdings, Inc., 7.45%, 08/15/32	110,000	116,403
PSEG Power, 5.50%, 12/01/15	220,000	210,174
Reliant Resources, Inc., 9.50%, 07/15/13	65,000	70,038
Southern Cal Edison, 5.00%, 01/15/14	95,000	92,425
Southern Cal Edison, 6.00%, 01/15/34	55,000	52,700
TXU Energy Co., 7.00%, 03/15/13	185,000	201,456
Westar Energy, Inc., 6.00%, 07/01/14	195,000	198,115

		3,154,598

Environmental (0.1%)
Allied Waste North America, Inc., 6.13%, 02/15/14 (d)	165,000	150,975
Allied Waste North America, Inc., 7.38%, 04/15/14 (d)	10,000	9,725

		160,700

Financial Products/ Services (1.4%)
American General Finance Corp., 3.00%, 11/15/06	315,000	311,258
American General Finance Corp., 4.50%, 11/15/07	330,000	335,195
Anadarko Finance Co., 7.50%, 05/01/31	25,000	28,465
Arch Western Finance, 6.75%, 07/01/13 (d)	40,000	40,000
Associates Corporation of North America, 6.95%, 11/01/18	100,000	110,587
Capital One Financial, 8.75%, 02/01/07	375,000	414,978
Fund American Co., Inc., 5.88%, 05/15/13	130,000	129,723
General Electric Capital Corp., 5.88%, 02/15/12	190,000	199,264
General Electric Capital Corp., 5.45%, 01/15/13	65,000	65,904
General Electric Capital Corp., 6.75%, 03/15/32	50,000	53,751
Goldman Sachs Capital I, 6.35%, 02/15/34	210,000	197,205
Goldman Sachs Group, Inc., 6.60%, 01/15/12	155,000	166,794
Goldman Sachs Group, Inc., 4.75%, 07/15/13	105,000	98,637
Istar Financial, Inc., 6.00%, 12/15/10	115,000	114,281
Mizuho JGB Investment, 9.87%, 06/30/08 (d)(h)	190,000	214,927
Mizuho Preferred Capital, 8.79%, 06/30/08 (d)(h)	210,000	229,950
Morgan Stanley, 4.75%, 04/01/14	170,000	156,846
Morgan Stanley Capital I, 6.22%, 06/03/30	228,962	234,303
National Rural Utilities, 3.88%, 02/15/08	110,000	109,689
National Rural Utilities, 7.25%, 03/01/12	50,000	56,781

		3,268,538

Healthcare (0.2%)
HCA, Inc., 5.25%, 11/06/08	230,000	228,577
Hospira, Inc., 4.95%, 06/15/09 (d)	165,000	165,928
Medex, Inc., 8.88%, 05/15/13	15,000	15,825
Tenet Healthcare Corp., 5.00%, 07/01/07	50,000	49,750

		460,080

Insurance (0.7%)
Ace Ina Holdings, Inc., 5.88%, 06/15/14	140,000	141,637
Arch Capital Group Ltd., 7.35%, 05/01/34	105,000	105,695
Assurant, Inc., 5.63%, 02/15/14 (d)	40,000	39,272
Assurant, Inc., 6.75%, 02/15/34 (d)	55,000	54,429
AXA, 8.60%, 12/15/30	140,000	171,446
Genworth Financial, Inc., 5.75%, 06/15/14	140,000	141,380
Genworth Financial, Inc., 6.50%, 06/15/34	55,000	55,360
ING Cap Funding Trust III, 8.44%, 12/31/10 (h)	140,000	162,605
Liberty Mutual Group, 5.75%, 03/15/14 (d)	285,000	275,039
Penn Mutual Life Insurance Co., 6.65%, 06/15/34 (d)	125,000	124,355
Prudential Holdings LLC, 8.70%, 12/18/23 (d)	55,000	66,026
QBE Insurance Group Ltd., 5.65%, 07/01/23 (d)	80,000	76,103
UnitedHealth Group, Inc., 3.30%, 01/30/08	175,000	171,052

		1,584,399

Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	126,035
General Motors Corp., 7.20%, 01/15/11	70,000	73,346
General Motors Corp., 8.25%, 07/15/23	90,000	94,253

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Motor Vehicles (continued)
General Motors Corp., 8.38%, 07/15/33	$430,000	$455,151
TRW Automotive, Inc., 9.38%, 02/15/13	41,000	46,228

		795,013

Natural Gas Transmission (0.0%)
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	17,000	19,210
Williams Cos., Inc., 8.13%, 03/15/12	18,000	19,215

		38,425

Office Equipment & Services (0.1%)
Quebecor World Capital Corp., 6.13%, 11/15/13	175,000	166,704
Von Hoffmann Corp., 10.25%, 03/15/09	80,000	82,300
Xerox Corp., 7.63%, 06/15/13	20,000	20,450

		269,454

Oil & Gas (0.6%)
Amerada Hess Corp., 6.65%, 08/15/11	90,000	95,239
Amerada Hess Corp., 7.30%, 08/15/31	30,000	30,460
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	202,389
Canadian National Resources, 7.20%, 01/15/32	25,000	27,593
Enterprise Products, 6.38%, 02/01/13	85,000	84,195
Haliburton Co., 5.50%, 10/15/10 (d)	165,000	166,929
Husky Energy, Inc., 6.15%, 06/15/19	115,000	115,475
Kerr Mcgee Corp., 6.95%, 07/01/24	125,000	124,597
Kinder Morgan Energy Partners, 7.40%, 03/15/31	135,000	143,851
Kinder Morgan Energy Partners, 7.30%, 08/15/33	35,000	36,926
Pemex Project Funding Master Trust, 8.63%, 02/01/22	79,000	82,160
Plains All America Pipeline Corp., 5.63%, 12/15/13 (d)	185,000	175,613
Transocean, Inc., 6.63%, 04/15/11	40,000	43,647

		1,329,074

Paper & Forest Products (0.1%)
Abitibi Consolidated, Inc., 6.00%, 06/20/13	10,000	8,851
Georgia Pacific Corp., 7.38%, 07/15/08	10,000	10,650
International Paper Co., 5.85%, 10/30/12	65,000	66,019
Medianews Group, Inc., 6.88%, 10/01/13	45,000	42,525
Tembec Industries, Inc., 8.50%, 02/01/11	90,000	90,900

		218,945

Pharmaceuticals (0.0%)
Wyeth, 6.45%, 02/01/24	80,000	76,075

Railroads (0.0%)
Norfolk Southern Corp., 7.80%, 05/15/27	50,000	57,949
Union Pacific Corp., 6.63%, 02/01/29	25,000	25,683

		83,632

Retail (0.1%)
Federated Department Stores, Inc., 6.90%, 04/01/29	20,000	20,749
Ingles Markets, Inc., 8.88%, 12/01/11	50,000	51,375
Safeway, Inc., 4.13%, 11/01/08	240,000	234,922

		307,046

Sovereign (1.2%)
Fannie Mae, 6.41%, 03/08/06	1,000,000	1,059,075
Federal Republic of Brazil, 14.50%, 10/15/09	60,000	69,900
Federal Republic of Brazil, 10.00%, 08/07/11	75,000	72,750
Federal Republic of Brazil, 12.75%, 01/15/20	30,000	31,950
Federal Republic of Brazil, 8.00% 04/15/14	29,319	26,754
Republic Of Colombia, 9.75%, 04/09/11	225,781	249,488
Republic of Peru, 8.38%, 05/03/16	180,000	167,400
Russian Federation, 10.00%, 06/26/07	22,000	24,805
Russian Federation, 5.00%, 03/31/30	185,000	168,905
Russian Federation, 8.75%, 07/24/05	205,000	216,480
Ukraine Government, 6.88%, 03/04/11 (d)	100,000	94,250
United Mexican States, 9.88%, 02/01/10	25,000	30,038
United Mexican States, 8.38%, 01/14/11	35,000	39,550
United Mexican States, 7.50%, 01/14/12	15,000	16,163
United Mexican States, 6.38%, 01/16/13	175,000	174,650
United Mexican States, 5.88%, 01/15/14	105,000	100,905
United Mexican States, 11.50%, 05/15/26	80,000	112,160
United Mexican States, 8.30%, 08/15/31	110,000	115,225

		2,770,448

Special Purpose Entity (0.7%)
Core Invest Grade Trust, 4.73%, 11/30/07	500,000	510,679
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	47,475
Mantis Reef Ltd., 4.69%, 11/14/08 (d)	35,000	34,569
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	392,744

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Special Purpose Entity (continued)
TRAINS HY-2004-1, 8.22%, 08/01/15 (d)	$485,000	$503,188
UFJ Finance Aruba AEC, 6.75%, 07/15/13	115,000	118,918

		1,607,573

Telecommunications (1.1%)
AT&T Broadband Corp., 8.38%, 03/15/13	220,000	258,268
AT&T Wireless Services, Inc., 7.50%, 05/01/07	150,000	164,467
AT&T Wireless Services, Inc., 8.13%, 05/01/12	15,000	17,342
AT&T Wireless Services, Inc., 8.75%, 03/01/31	155,000	188,971
British Telecom PLC, 8.38%, 12/15/10	135,000	157,655
Deutsche Telekom, 8.50%, 06/15/10	130,000	151,913
Deutsche Telekom, 5.25%, 07/22/13	75,000	73,015
Deutsche Telekom, 8.75%, 06/15/30	45,000	54,771
France Telecom, 9.50%, 03/01/31	115,000	144,327
France Telecom SA, 8.75%, 03/01/11	150,000	173,823
Nextel Communications, 7.38%, 08/01/15	35,000	35,350
Rogers Wireless, Inc., 6.38%, 03/01/14 (d)	230,000	211,600
Sprint Capital Corp., 6.90%, 05/01/19	125,000	125,745
Sprint Capital Corp., 8.75%, 03/15/32	105,000	122,354
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	34,178
Telecom Italia Capital, 4.00%, 11/15/08 (d)	135,000	132,616
Verizon Global Funding Corp., 7.38%, 09/01/12	60,000	67,486
Verizon Global Funding Corp., 7.75%, 12/01/30	200,000	224,636
Verizon New York, Inc., 6.88%, 04/01/12	105,000	112,572

		2,451,089

Transportation Services (0.0%)
Teekay Shipping Corp., 8.88%, 07/15/11	45,000	49,781

Total Corporate Bonds		28,086,317

MORTGAGE-BACKED SECURITIES (25.2%)
Federal Home Loan Mortgage Corporation (4.5%)
1.21%, 07/23/04	4,110,000	4,106,961
4.88%, 11/15/13	1,150,000	1,127,051
6.25%, 07/15/32	175,000	184,335
TBA, 5.50%, 07/01/34	3,000,000	3,062,814
TBA, 6.00%, 07/01/34	2,000,000	1,990,624

		10,471,785

Federal National Mortgage Association (10.3%)
1.43%, 09/22/04	4,110,000	4,097,304
7.25%, 05/15/30	635,000	750,806
6.63%, 11/15/30	30,000	33,017
TBA, 5.00%, 07/01/18	6,500,000	6,506,097
TBA, 6.00%, 08/01/29	4,000,000	4,066,248
TBA, 5.50%, 07/01/33	8,207,000	8,165,965

		23,619,437

Financial Services (7.6%)
American Express Credit Account Master Trust, Series 03-4, Class A, 1.69%, 01/15/09	355,000	345,743
Americredit Automobile Receivables Trust, Series 03-CF, Class A3, 2.75%, 10/09/07	135,000	135,047
Americredit Automobile Receivables Trust, Series 03-CF, Class A4, 3.48%, 05/06/10	210,000	210,017
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.75%, 03/07/11	550,000	532,556
Banc of America Commercial Mortgage, Inc., Series 03-2, Class A4, 5.06%, 03/11/41	530,000	521,482
Bear Stearns Commercial Mortgage Securities Trust, Series 03-T12, Class A4, 4.93%, 08/13/39	670,000	642,775
Capital Auto Receivables Asset Trust, Series 03-2, Class A, 1.96%, 01/15/09	275,000	265,969
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	431,748
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	509,068
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	177,160
Countrywide Home Loans, Inc., Series 03-29, Class A1, 5.50%, 08/25/33	788,888	800,642
CS First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3, 6.13%, 04/15/37	480,000	509,995
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/16/35	550,000	593,288
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	396,913	412,083
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	475,083
Daimler Chrysler Auto Trust, Series 03-A, Class A4, 2.88%, 10/08/09	100,000	99,309
Gracechurch Card Funding PLC, Series 5, Class A2, 2.70%, 08/15/08	585,000	578,881
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A4, 4.11%, 07/05/35	560,000	516,454

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	$1,185,000	$1,178,891
Honda Auto Receivables Owner Trust, Series 04-2, Class A3, 3.30%, 06/16/08	925,000	926,533
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	342,800
LB-UBS Commercial Mortgage Trust, Series 03-C5, Class A4, 4.69%, 07/20/27	445,000	426,844
LB-UBS Commercial Mortgage Trust, Series 04-C2, Class A2, 3.25%, 03/01/29	410,000	390,709
Long Beach Mortgage Loan Trust, Series 03-4, Class AV3, 1.44%, 08/25/33	493,790	494,612
M&I Auto Loan Trust, Series 03-1, Class A4, 2.97%, 04/20/09	140,000	138,210
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	475,798
Morgan Stanley Auto Loan Trust, Series 03-HB1, Class A2, 2.17%, 04/15/11	210,000	205,316
Morgan Stanley Capital I, Series 98-WF2, Class A1, 6.34%, 07/15/30	184,193	190,052
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	377,678
Morgan Stanley Capital I, Series 04-T13, Class A4, 4.66%, 09/13/45	515,000	490,394
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	244,938
Onyx Acceptance Auto Trust, Series 03-C, Class A4, 2.66%, 05/17/10	200,000	196,115
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	140,000	138,267
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	265,146
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 1.37%, 07/25/32	118,105	118,105
Residential Asset Securities Corp., Series 03-KS5, Class AIIB, 1.39%, 07/25/31	262,072	262,249
Residential Asset Securities Corp., Series 03-KS7, Class AI3, 3.37%, 12/25/28	225,000	223,634
SLM Student Loan Trust, Series 03-11, Class A5, 2.99%, 12/15/22	460,000	455,984
Toyota Auto Receivables Owner Trust, Series 03-B, Class A4, 2.79%, 01/15/10	500,000	494,388
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	231,273
Volkswagen Auto Loan Enhanced Trust, Series 03-1, Class A4, 1.93%, 01/20/10	665,000	644,535
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	270,721
Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 1.36%, 07/25/33	283,878	284,200
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	180,000	178,147

		17,402,839

Government National Mortgage Association (2.8%)
TBA, 5.50%, 07/01/34	3,000,000	2,994,375
TBA, 6.00%, 07/01/34	3,500,000	3,571,092

		6,565,467

Total Mortgage-Backed Securities		58,059,528

U.S. GOVERNMENT LONG-TERM OBLIGATIONS (4.3%)
U.S. Treasury Bonds (0.9%)
7.88%, 02/15/21	1,250,000	1,613,573
6.25%, 05/15/30	55,000	61,581
5.38%, 02/15/31	160,000	161,369
8.88%, 02/15/19 (c)	200,000	276,906

		2,113,429

U.S. Treasury Notes (3.4%)
3.13%, 04/15/09	915,000	889,016
3.88%, 05/15/09	1,780,000	1,785,979
4.00%, 06/15/09	2,650,000	2,672,671
4.75%, 05/15/14	2,340,000	2,364,406

		7,712,072

Total U.S. Government Long-Term Obligations		9,825,501

MUNICIPAL BOND — TAXABLE (0.3%)
General Obligation (0.3%)
California St. Department Transportation Revenue Federal Highway Grant, 5.00%, 02/01/14	135,000	145,293
Chicago Illinois Board of Education, 5.00%, 12/01/14	15,000	16,069
Chicago Illinois Board of Education, 5.00%, 12/01/15	25,000	26,500
Chicago Illinois Board of Education, 5.00%, 12/01/16	50,000	52,749
Chicago Illinois Board of Education, 5.00%, 12/01/17	35,000	36,706
Chicago Illinois Board of Education, 5.00%, 12/01/18	35,000	36,969

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

MUNICIPAL BOND — TAXABLE (continued)
General Obligation (continued)
Colorado Department Transportation Revenue, 5.00%, 12/15/14	$15,000	$16,144
Colorado Department Transportation Revenue, 5.00%, 12/15/15	80,000	85,699
Colorado Department Transportation Revenue, 5.00%, 12/15/16	45,000	47,869
New Jersey St., 5.00%, 04/01/14	30,000	32,288
New Jersey St., 5.00%, 04/01/15	30,000	32,288
New Jersey St., 5.00%, 04/01/16	30,000	32,025
New Jersey St., 5.00%, 04/01/17	30,000	31,800
Ohio St., 5.00%, 06/15/14	10,000	10,763
Ohio St., 5.00%, 06/15/16	10,000	10,563
South Carolina St. Public Service Authority Revenue, 5.00%, 01/01/14	5,000	5,375
South Carolina St. Public Service Authority Revenue, 5.00%, 01/01/15	10,000	10,675
South Carolina St. Public Service Authority Revenue, 5.00%, 01/01/16	15,000	15,881
South Carolina St. Public Service Authority Revenue, 5.00%, 01/01/17	20,000	21,025
South Carolina St. Public Service Authority Revenue, 5.00%, 01/01/18	30,000	31,313
South Carolina St. Public Service Authority Revenue, 5.00%, 01/01/19	20,000	20,725

Total Municipal Bond — Taxable		718,719

Repurchase Agreements (1.9%)
CS First Boston, 1.48% dated 06/30/04, due 07/01/04, repurchase price $1,772,154 (Fully collateralized by AA Corporate Bonds)	$1,772,081	1,772,081
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,625,786 (Fully collateralized by AA Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	2,625,678	2,625,678

Total Repurchase Agreements		4,397,759

Total Investments (Cost $247,634,102) (a) — 114.3%		263,569,377
Liabilities in excess of other assets — (14.3)%		(32,942,021)

NET ASSETS — 100.0%		$230,627,356

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$19,515,754
Unrealized depreciation	(3,580,479)

Net unrealized appreciation (depreciation)	$15,935,275

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Securities with perpetual maturity. First call date disclosed.

TBA	To Be Announced

TRAINS	Targeted Return Index Securities Trust

At June 30, 2004 the Fund’s open futures contracts were as follows:

			Market
			Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

Long Contracts:
36	U.S. 2 yr Note Future	9/30/04	$7,579,688	$8,655
16	U.S. Long Bond Future	9/30/04	1,702,000	36,444

Total Long Contracts			$9,281,688	$45,099

Short Contracts:
33	U.S. 5 yr Note Future	9/30/04	$3,586,688	$(25,506)
90	U.S. 10 yr Note Future	9/30/04	9,839,531	(115,002)

Total Short Contracts			$13,426,219	$(140,508)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.4%)
Apparel (1.6%)
Coach, Inc. (b)	83,100	$3,755,289

Chemicals (1.3%)
Sigma-Aldrich Corp.	50,900	3,034,149

Commercial Services (5.2%)
ChoicePoint, Inc. (b)	81,266	3,710,606
Manpower, Inc.	108,300	5,498,391
Stericycle, Inc. (b)	63,200	3,269,968

		12,478,965

Computer Equipment (1.1%)
Network Appliance, Inc. (b)	120,300	2,590,059

Computer Software & Services (8.9%)
Adobe Systems, Inc.	61,400	2,855,100
Alliance Data Systems Corp. (b)	111,700	4,719,325
Fiserv, Inc. (b)	171,900	6,685,190
Research in Motion Ltd. ADR — CA (b)	48,400	3,312,496
Veritas Software Corp. (b)	125,000	3,462,500

		21,034,611

Construction (2.2%)
D. R. Horton, Inc.	104,750	2,974,900
Terex Corp. (b)	68,200	2,327,666

		5,302,566

Consumer Products (1.4%)
Church & Dwight Co., Inc.	74,800	3,424,344

Education (2.1%)
Apollo Group, Inc. (b)	30,500	2,692,845
Education Management Corp. (b)	70,400	2,313,344

		5,006,189

Electronics (6.8%)
Amphenol Corp, Class A (b)	90,000	2,998,800
Jabil Circuit, Inc. (b)	124,900	3,144,982
L-3 Communications Holdings, Inc.	119,500	7,982,600
Tessera Technologies, Inc. (b)	113,501	2,045,288

		16,171,670

Financial Services (6.9%)
City National Corp.	49,100	3,225,870
Investors Financial Services Corp.	166,500	7,256,070
New York Community Bancorp, Inc.	93,744	1,840,195
Zions Bancorp	65,600	4,031,120

		16,353,255

Gaming (3.1%)
International Game Technology	61,300	2,366,180
Penn National Gaming, Inc. (b)	154,400	5,126,080

		7,492,260

Healthcare (6.5%)
Express Scripts, Inc., Class A (b)	36,700	2,907,741
Omnicare, Inc.	106,800	4,572,108
ResMed, Inc. (b)	92,800	4,729,088
Techne Corp. (b)	77,100	3,349,995

		15,558,932

Instruments (1.9%)
Waters Corp. (b)	94,700	4,524,766

Insurance (3.1%)
ACE Ltd.	110,300	4,663,484
Everest Re Group Ltd.	34,500	2,772,420

		7,435,904

Internet Broker (1.3%)
Ameritrade Holdings Corp. (b)	282,600	3,207,510

Machinery (1.2%)
Cognex Corp.	72,600	2,793,648

Management Consulting Services (1.0%)
Corporate Executive Board Co.	42,800	2,473,412

Manufacturing (2.0%)
Ball Corp.	64,700	4,661,635

Medical (4.7%)
Advanced Medical Optics, Inc. (b)	140,400	5,976,828
Invitrogen Corp. (b)	39,400	2,836,406
Kinetic Concepts, Inc. (b)	45,653	2,278,085

		11,091,319

Oil & Gas (8.3%)
BJ Services Co. (b)	52,900	2,424,936
EOG Resources, Inc.	61,600	3,678,136
Kinder Morgan, Inc.	62,800	3,723,412
Patterson-UTI Energy, Inc.	79,300	2,649,413
XTO Energy, Inc.	241,748	7,201,673

		19,677,570

Pharmaceuticals (5.1%)
Axcan Pharma, Inc. (b)	181,600	3,831,760
Impax Laboratories, Inc. (b)	133,100	2,579,478
Ligand Pharmaceuticals, Inc. (b)	118,100	2,052,578
Martek Biosciences Corp. (b)	40,000	2,246,800
Par Pharmaceutical Cos., Inc. (b)	42,700	1,503,467

		12,214,083

Restaurants (1.1%)
Applebee’s International, Inc.	111,600	2,569,032

Retail (7.1%)
Dollar Tree Stores, Inc. (b)	83,400	2,287,662
O’Reilly Automotive, Inc. (b)	60,100	2,716,520
Regis Corp.	78,800	3,513,692
Staples, Inc.	127,700	3,742,887
Williams Sonoma, Inc. (b)	142,800	4,706,688

		16,967,449

Security & Commodity Exchanges (1.3%)
Chicago Mercantile Exchange (The)	21,900	3,161,703

Semiconductors (6.9%)
KLA-Tencor Corp. (b)	40,400	1,994,952
Marvel Technology Group Ltd. (b)	188,600	5,035,620
Pixelworks, Inc. (b)	198,300	3,037,956
Semtech Corp. (b)	94,000	2,212,760
Vitesse Semiconductor Corp. (b)	844,400	4,120,672

		16,401,960

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Telecommunications (4.3%)
ADC Telecommunications, Inc. (b)	848,400	$2,409,456
Amdocs Ltd. (b)	172,000	4,029,960
Comverse Technology, Inc. (b)	187,300	3,734,762

		10,174,178

Total Common Stocks		229,556,458

REPURCHASE AGREEMENTS (1.6%)
Banks (1.6%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $1,566,067 (Fully collateralized by AA Rated Corporate Bonds)	$1,566,003	1,566,004
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,320,429 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgages)	2,320,334	2,320,334

Total Repurchase Agreements		3,886,338

Short-Term Securities Held as Collateral for Securities Lending (17.0%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	40,578,696	40,578,696

Total Short-Term Securities Held as Collateral for Securities Lending		40,578,696

Total Investments (Cost $228,086,854) (a) — 115.0%		274,021,492
Liabilities in excess of other assets — (15.0)%		(35,841,914)

NET ASSETS — 100.0%		$238,179,578

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$52,321,282
Unrealized depreciation	(6,387,644)

Net unrealized appreciation (depreciation)	$45,934,638

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

GARTMORE VARIABLE INSURANCE TRUST

COMSTOCK GVIT VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.6%)
Banks (7.5%)
Bank of America Corp.	36,067	$3,051,990
Citigroup, Inc.	51,700	2,404,050
J.P. Morgan Chase & Co.	22,300	864,571
PNC Bank Corp.	28,600	1,518,088
Suntrust Banks, Inc.	4,300	279,457
Wells Fargo & Co.	42,900	2,455,167

		10,573,323

Broadcast Media/ Cable Television (2.8%)
Clear Channel Communications, Inc.	61,100	2,257,645
Liberty Media Corp., Class A (b)	155,400	1,397,046
Liberty Media International, Inc. (b)	7,805	289,566

		3,944,257

Chemicals (3.8%)
Dow Chemical Co.	71,800	2,922,260
E.I. du Pont de Nemours & Co.	41,900	1,861,198
Eastman Chemical Co.	4,800	221,904
Lyondell Chemical Co.	6,500	113,035
Monsanto Co.	6,100	234,850

		5,353,247

Chemicals/ Diversified (0.5%)
Rohm & Haas Co.	15,800	656,964

Computer Hardware (1.6%)
Hewlett-Packard Co.	37,200	784,920
International Business Machines Corp.	7,200	634,680
Lexmark International Group, Inc., Class A (b)	8,495	820,022

		2,239,622

Computer Software & Services (1.4%)
Affiliated Computer Services, Inc., Class A (b)	11,200	592,928
Check Point Software Technologies Ltd. (b)	7,800	210,522
Cisco Systems, Inc. (b)	4,500	106,650
Microsoft Corp.	26,200	748,272
SunGard Data Systems, Inc. (b)	13,400	348,400

		2,006,772

Consumer Products (2.7%)
Kimberly-Clark Corp.	38,900	2,562,732
Mattel, Inc.	35,900	655,175
Procter & Gamble Co.	11,450	623,338

		3,841,245

Electronics (1.3%)
Cognex Corp.	16,300	627,224
Credence Systems Corp. (b)	32,000	441,600
Flextronics International Ltd. (b)	36,800	586,960
Jabil Circuit, Inc. (b)	8,853	222,919

		1,878,703

Entertainment (1.4%)
The Walt Disney Co.	76,125	1,940,426

Financial Services (5.2%)
AMBAC Financial, Inc.	11,350	833,544
Capital One Financial Corp.	3,100	211,978
Fannie Mae	7,850	560,176
Freddie Mac	74,000	4,684,200
Goldman Sachs Group, Inc.	1,000	94,160
Lehman Brothers Holdings, Inc.	5,700	428,925
Merrill Lynch & Co., Inc.	7,800	421,044

		7,234,027

Food & Related (1.7%)
Kraft Foods, Inc.	39,800	1,260,864
Unilever NV	16,400	1,123,564

		2,384,428

Healthcare (1.3%)
Aetna, Inc.	20,900	1,776,500

Insurance (4.6%)
Assurant, Inc.	17,600	464,288
Genworth Financial, Inc. (b)	19,200	440,640
MetLife, Inc.	21,000	752,850
RenaissanceRe Holdings Ltd.	4,300	231,985
St. Paul Travelers Companies, Inc.	10,862	440,345
The Allstate Corp.	31,700	1,475,635
The Chubb Corp.	24,350	1,660,183
Torchmark Corp.	18,500	995,300

		6,461,226

Metals & Mining (1.6%)
Alcoa, Inc.	66,700	2,203,101

Oil & Gas (14.3%)
BP PLC ADR	19,000	1,017,830
ConocoPhillips	14,137	1,078,512
Global Santa Fe Corp.	77,200	2,045,800
Halliburton Co.	196,876	5,957,467
Petroleo Brasileiro SA ADR	42,600	1,195,782
Royal Dutch Petroleum Co.	13,000	671,710
Schlumberger Ltd.	70,400	4,471,104
Total SA ADR	16,600	1,594,928
Transocean, Inc. (b)	66,500	1,924,510

		19,957,643

Paper & Forest Products (6.4%)
Georgia Pacific Corp.	94,790	3,505,334
International Paper Co.	112,200	5,015,340
MeadWestvaco Corp.	6,898	202,732
Smurfit-Stone Container Corp. (b)	7,000	139,650
Temple-Inland, Inc.	700	48,475

		8,911,531

Pharmaceuticals (10.6%)
AmerisourceBergen Corp.	13,900	830,942
Bristol-Myers Squibb Co.	163,000	3,993,500
GlaxoSmithKline PLC ADR	100,200	4,154,292
Merck & Co., Inc.	10,100	479,750
Pfizer, Inc.	53,947	1,849,303
Roche Holding AG	13,800	1,362,750
Schering-Plough Corp.	63,700	1,177,176
Wyeth	23,200	838,912

		14,686,625

GARTMORE VARIABLE INSURANCE TRUST

COMSTOCK GVIT VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Photographic Equipment & Supplies (0.8%)
Eastman Kodak Co.	40,500	$1,092,690

Restaurants (1.4%)
Darden Restaurants, Inc.	26,500	544,575
McDonald’s Corp.	55,300	1,437,800

		1,982,375

Retail (3.8%)
Boise Cascade Corp.	26,200	986,168
CVS Corp.	19,100	802,582
Federated Department Stores, Inc.	18,200	893,620
Jones Apparel Group, Inc.	30,400	1,200,192
Kroger Co. (b)	64,600	1,175,720
The May Department Stores Co.	11,500	316,135

		5,374,417

Semiconductors (0.1%)
Novellus Systems, Inc. (b)	3,800	119,472

Telecommunications (10.3%)
SBC Communications, Inc.	161,400	3,913,950
Sprint Corp.	357,020	6,283,552
Verizon Communications, Inc.	118,900	4,302,991

		14,500,493

Telecommunications Equipment (0.7%)
Andrew Corp. (b)	4,600	92,046
Comverse Technology, Inc. (b)	3,800	75,772
Ericsson ADR (b)	15,200	454,784
JDS Uniphase Corp. (b)	17,700	67,083
Nokia Corp. ADR	23,100	335,874

		1,025,559

Tobacco (1.3%)
Altria Group, Inc.	37,750	1,889,388

Transportation & Shipping (0.4%)
Burlington Northern Santa Fe Corp.	15,800	554,106

Utilities (7.1%)
Ameren Corp.	3,300	141,768
American Electric Power Co., Inc.	22,040	705,280
Centerpoint Energy, Inc.	34,800	400,200
Consolidated Edison, Inc.	3,700	147,112
Constellation Energy Group, Inc.	16,900	640,510
Dominion Resources, Inc.	17,400	1,097,592
DTE Energy Co.	1,800	72,972
Exelon Corp.	8,200	272,978
FirstEnergy Corp.	28,900	1,081,149
Pinnacle West Capital Corp.	2,200	88,858
PPL Corp.	4,000	183,600
Public Service Enterprise Group, Inc.	21,100	844,633
Scottish Power PLC ADR	15,600	460,356
Sempra Energy	9,300	320,199
TXU Corp.	83,950	3,400,815
Wisconsin Energy Corp.	4,900	159,789

		10,017,811

Total Common Stocks		132,605,951

Security Description	Principal	Value

Repurchase Agreement (6.7%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $3,805,347 (Fully collateralized by AA Rated Corporate Bonds)	$3,805,191	$3,805,191
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $5,638,352 (Fully collateralized by U.S. Agency Securities)	5,638,120	5,638,120

Total Repurchase Agreement		9,443,311

Short-Term Securities Held as Collateral for Securities Lending (4.9%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	6,861,750	6,861,750

Total Short-Term Securities Held as Collateral for Securities Lending		6,861,750

Total Investments (Cost $126,115,053) (a) — 106.2%		148,911,012
Liabilities in excess of other assets — (6.2)%		(8,713,193)

NET ASSETS — 100.0%		$140,197,819

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$23,626,629
Unrealized depreciation	(830,670)

Net unrealized appreciation (depreciation)	$22,795,959

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (0.1%)
Diversified Manufacturing (0.0%)
Simonds Industries, Inc. (d)	5,214	$130,819

Media — Cable (0.1%)
NTL, Inc.	2,260	130,221

Packaging (0.0%)
Russell Stanley Holdings, Inc. (c)(d)(f)	4,000	0

Wireline Communications (0.0%)
Viatel Holding (Bermuda) Ltd.	2,210	1,989

Total Common Stocks		263,029

	Principal	Value
Security Description

CORPORATE BONDS (95.9%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc., 8.50%, 05/15/11	$575,000	$623,875
Argo Tech Corp., 9.25%, 06/01/11 (b)	350,000	362,250
Hexcel Corp., 9.88%, 10/01/08	225,000	248,063
Hexcel Corp., 9.75%, 01/15/09	825,000	870,375
L-3 Communications Corp., 6.13%, 01/15/14 (b)	1,300,000	1,254,500
TransDigm, Inc., 8.38%, 07/15/11	725,000	750,375

		4,109,438

Automotive (2.0%)
Accuride Corp., 9.25%, 02/01/08	175,000	178,938
Advanced Accessory Systems LLC, 10.75%, 06/15/11	675,000	664,875
Dana Corp., 9.00%, 08/15/11	175,000	205,625
General Motors Corp., 7.13%, 07/15/13	500,000	514,905
Stoneridge, Inc., 11.50%, 05/01/12	900,000	1,053,000
Transportation Technology Industries, 12.50%, 03/31/10 (b)	650,000	646,750
TRW Automotive, Inc., 11.00%, 021/5/13	1,059,000	1,260,210
United Components, Inc., 9.38%, 06/15/13	600,000	615,000

		5,139,303

Building Materials (3.1%)
AMH Holdings, Inc., 9.55%, 03/01/14 (b)	950,000	641,250
Associated Materials, Inc., 9.75%, 04/15/12	475,000	529,625
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	575,000	586,500
ERICO International Corp., 8.88%, 03/01/12 (b)	650,000	666,250
Euramax International PLC, 8.50%, 08/15/11	975,000	1,023,750
Fimep S.A., 10.50%, 02/15/13	350,000	400,750
MAAX Corp., 9.75%, 06/15/12 (b)	175,000	181,834
MMI Products, Inc., 11.25%, 04/15/07	700,000	675,500
Mueller Group, Inc., 10.00%, 05/01/12 (b)	525,000	548,625
Norcraft Cos. LLC, 9.00%, 11/01/11 (b)	700,000	742,000
Nortek Holdings, Inc., 8.01%, 05/15/11 (b)	1,100,000	874,500
PLY Gem Industries, Inc., 9.00%, 02/15/12 (b)	650,000	663,000
US Concrete, Inc., 8.38%, 04/01/14 (b)	275,000	276,375

		7,809,959

Chemicals (5.1%)
BCP Caylux Holding SCA, 9.63%, 06/15/14 (b)	1,000,000	1,044,999
Compass Mineral Group, 10.00%, 08/15/11	600,000	670,500
Compass Mineral Group, 8.60%, 12/15/12	500,000	397,500
Compass Mineral Group, 8.15%, 06/01/13	1,050,000	813,750
Equistar Chemical LP, 10.13%, 09/01/08	875,000	966,875
FMC Corp., 10.25%, 11/01/09	425,000	491,938
General Chemical Industries Products, Inc., 101.93%, 05/01/09 (e)	400,000	41,000
Huntsman Advanced Materials, 11.00%, 07/15/10 (b)	475,000	537,938
Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	1,325,000	1,351,499
Invista, 9.25%, 05/01/12 (b)	650,000	656,500
Koppers, Inc., 9.88%, 10/15/13	500,000	550,000
Lyondell Chemical Co., 9.63%, 05/01/07	475,000	498,750
Lyondell Chemical Co., 9.88%, 05/01/07	600,000	631,500
Lyondell Chemical Co., 9.50%, 12/15/08	575,000	603,750
Lyondell Chemical Co., 10.88%, 05/01/09	800,000	842,000
Nalco Co., 7.75%, 11/15/11 (b)	225,000	236,250
Nalco Co., 8.88%, 11/15/13 (b)	600,000	630,000
Nalco Co., 8.95%, 02/01/14 (b)	725,000	485,750
Rhodia SA, 7.63%, 06/01/10 (b)	150,000	136,500
Rhodia SA, 8.88%, 06/01/11 (b)	325,000	275,438
Union Carbide Corp., 8.75%, 08/01/22	675,000	667,406
Union Carbide Corp., 7.88%, 04/01/23	75,000	72,656
Union Carbide Corp., 7.50%, 06/01/25	350,000	326,813

		12,929,312

Construction Machinery (1.6%)
AGCO Corp., 9.50%, 05/01/08	750,000	817,500
Case New Holland, Inc., 9.25%, 08/01/11 (b)	925,000	980,500
Clark Materials Handling, Inc., 0.00%, 11/15/06 (c)(d)(f)	100,000	0
Columbus McKinnon Corp., 8.50%, 04/01/08	800,000	732,000
Columbus McKinnon Corp., 10.00%, 08/01/10	125,000	132,500

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Construction Machinery (continued)
NationsRent Cos., Inc., 9.50%, 10/15/10 (b)	$825,000	$874,500
United Rentals, Inc., 6.50%, 02/15/12 (b)	425,000	399,500

		3,936,500

Consumer Products (4.3%)
Alltrista Corp., 9.75%, 05/01/12	1,000,000	1,095,000
American Achievement Corp., 8.25%, 04/01/12 (b)	250,000	255,000
Ames True Temper, Inc., 10.00%, 07/15/12 (b)	525,000	530,250
Armkel Finance, Inc., 9.50%, 08/15/09	625,000	685,938
Chattem, Inc., 7.00%, 03/01/14	450,000	432,000
Diamond Brands, Inc., 0.00%, 04/15/09 (c)(d)(e)(f)	50,000	0
ICON Health & Fitness, Inc., 11.25%, 04/01/12	475,000	520,125
Jostens Holding Corp., 9.42%, 12/01/13	1,300,000	884,000
Jostens, Inc., 12.75%, 05/01/10	675,000	766,125
K2 Corp, Inc., 7.38%, 07/01/14 (b)	125,000	127,820
Leiner Health Products, 11.00%, 06/01/12 (b)	425,000	439,875
NBC Acqusition Corp., 11.79%, 03/15/13	625,000	396,875
Nebraska Book Co., 8.63%, 03/15/12	475,000	469,063
Playtex Products, Inc., 9.38%, 06/01/11	825,000	818,813
Sealy Mattress Co., 8.25%, 06/15/14 (b)	525,000	530,250
Simmons Co., 7.88%, 01/15/14 (b)	650,000	664,625
Sleepmaster LLC, 50.13%, 05/15/09 (e)	175,000	47,906
Tempur World, 10.25%, 08/15/10 (b)	162,000	183,465
True Temper Sports, Inc., 8.38%, 09/15/11	350,000	351,750
United Industries Corp., 9.88%, 04/01/09	1,075,000	1,127,405
WH Holdings/ WH Capital, 9.50%, 04/01/11 (b)	525,000	547,313

		10,873,598

Diversified (2.3%)
TRAINS HY-2004-1 A, 8.22%, 08/01/15 (b)	5,500,000	5,706,250

Diversified Manufacturing (1.3%)
Amsted Industries, Inc., 10.25%, 10/15/11 (b)	425,000	461,125
Polypore, Inc., 8.75%, 05/15/12 (b)	550,000	583,000
Simonds Industries, Inc., 10.00%, 10/01/08 (d)	750	750
Thermadyne Holdings Corp., 9.25%, 02/01/14 (b)	275,000	273,625
Tyco International Group, 6.38%, 06/15/05	1,250,000	1,294,212
Tyco International Group, 5.80%, 08/01/06	525,000	549,266

		3,161,978

Energy (2.4%)
Chesapeake Energy Corp., 7.50%, 06/15/14 (b)	250,000	258,125
CITGO Petroleum Corp., 11.38%, 02/01/11	700,000	819,000
Compton Petroleum Corp., 9.90%, 05/15/09	750,000	815,625
Continental Resources, Inc., 10.25%, 08/01/08	575,000	596,563
Ferrellgas Escrow LLC, 6.75%, 05/01/14 (b)	450,000	434,250
Lone Star Technologies, Inc., 9.00%, 06/01/11	225,000	235,125
Magnum Hunter Resources, 9.60%, 03/15/12	250,000	276,250
Petroleum Helicoptors, Inc., 9.38%, 05/01/09	475,000	501,125
Range Resources Corp., 7.38%, 07/15/13 (b)	250,000	250,000
Swift Energy Co., 9.38%, 05/01/12	825,000	882,750
Tesoro Petroleum Corp., 8.00%, 04/15/08	275,000	295,625
Tesoro Petroleum Corp., 9.00%, 07/01/08	150,000	155,250
Tesoro Petroleum Corp., 9.63%, 11/01/08	525,000	577,500

		6,097,188

Entertainment (2.6%)
AMC Entertainment, Inc., 9.88%, 02/01/12	1,050,000	1,105,125
Cinemark USA, Inc., 9.00%, 02/01/13	400,000	438,000
Cinemark USA, Inc., 9.34%, 03/15/14 (b)	1,075,000	706,813
Intrawest Corp., 10.50%, 02/01/10	575,000	626,031
Six Flags, Inc., 9.75%, 04/15/13	175,000	177,188
Six Flags, Inc., 9.63%, 06/01/14 (b)	525,000	527,625
Universal City Development, 11.75%, 04/01/10	1,350,000	1,569,374
Vivendi Universal SA, 6.25%, 07/15/08	900,000	959,625
Vivendi Universal SA, 9.25%, 04/15/10	350,000	413,875

		6,523,656

Environmental (1.5%)
Allied Waste North America, Inc., 7.63%, 01/01/06	1,050,000	1,103,812
Allied Waste North America, Inc., 8.88%, 04/01/08	750,000	824,063
Allied Waste North America, Inc., 9.25%, 09/01/12	650,000	729,625

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Environmental (continued)
Clean Harbors, Inc., 11.25%, 07/15/12 (b)	$625,000	$634,375
Synagro Technologies, Inc., 9.50%, 04/01/09	550,000	577,500

		3,869,375

Financial Institutions (0.3%)
Dollar Financial Group, Inc., 9.75%, 11/15/11	650,000	682,500

Food & Beverage (6.5%)
Agrilink Foods, Inc., 11.88%, 11/01/08	350,000	373,625
American Seafoods Group LLC, 10.13%, 04/15/10	825,000	989,999
B&G Foods, Inc., 9.63%, 08/01/07	500,000	511,250
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	703,625
Cott Beverages, Inc., 8.00%, 12/15/11	500,000	532,500
Del Monte Corp., 9.25%, 05/15/11	1,200,000	1,301,999
Del Monte Corp., 8.63%, 12/15/12	475,000	510,625
Dole Foods Co., 8.63%, 05/01/09	1,150,000	1,216,124
Dole Foods Co., 7.25%, 06/15/10	500,000	492,500
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	186,250
Gold Kist, Inc., 10.25%, 03/15/14 (b)	625,000	678,125
Land O’ Lakes, Inc., 8.75%, 11/15/11	800,000	748,000
Michael Foods, Inc., 8.00%, 11/15/13 (b)	675,000	696,938
National Beef Packaging Co., 10.50%, 08/01/11	325,000	346,125
Pierre Foods, Inc., 9.88%, 07/15/12 (b)	875,000	888,125
Pilgrim’s Pride Corp., 9.63%, 09/15/11	875,000	969,063
Pilgrim’s Pride Corp., 9.25%, 11/15/13	850,000	907,375
Reddy Ice Group, Inc., 8.88%, 08/01/11	650,000	689,000
Smithfield Foods, Inc., 7.63%, 02/15/08	300,000	315,000
Smithfield Foods, Inc., 8.00%, 10/15/09	650,000	700,375
Smithfield Foods, Inc., 7.75%, 05/15/13	675,000	710,438
Swift & Co., 10.13%, 10/01/09	375,000	404,063
Swift & Co., 12.50%, 01/01/10	375,000	402,188
UAP Holding Corp., 8.37%, 07/15/12 (b)	1,000,000	780,000
United Agri Products, 8.25%, 12/15/11 (b)	225,000	249,750

		16,303,062

Gaming (7.2%)
America Casino & Entertainment, 7.85%, 02/01/12 (b)	250,000	255,000
Boyd Gaming Corp., 8.75%, 04/15/12	525,000	560,438
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	480,344
Coast Hotels & Casinos, Inc., 9.50%, 04/01/09	600,000	633,000
Global Cash ACC/ Finance, 8.75%, 03/15/12 (b)	675,000	707,906
Isle of Capri Casinos, Inc., 9.00%, 03/15/12	425,000	462,719
Isle of Capri Casinos, Inc., 7.00%, 03/01/14 (b)	250,000	233,125
Majestic Star Casino LLC, 9.50%, 10/15/10	525,000	531,563
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,293,749
Mandalay Resort Group, 9.50%, 08/01/08	250,000	281,250
Mandalay Resort Group, 9.38%, 02/15/10	700,000	766,500
MGM Grand, Inc., 9.75%, 06/01/07	1,925,000	2,117,499
MGM Grand, Inc., 6.00%, 10/01/09	500,000	492,500
MGM Grand, Inc., 8.50%, 09/15/10	250,000	271,563
MGM Grand, Inc., 8.38%, 02/01/11	700,000	738,500
Mohegan Tribal Gaming Authority, 6.38%, 07/15/09	300,000	302,625
Mohegan Tribal Gaming Authority, 8.38%, 07/01/11	350,000	378,438
Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	500,000	535,625
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	864,000
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	409,688
Park Place Entertainment Corp., 7.88%, 03/15/10	850,000	896,749
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,066,249
Penn National Gaming, Inc., 11.13%, 03/01/08	575,000	636,813
Penn National Gaming, Inc., 8.88%, 03/15/10	175,000	190,750
Station Casinos, Inc., 6.50%, 02/01/14	525,000	505,313
Sun International Hotels, 8.88%, 08/15/11	825,000	884,813
Venitian Casino/ LV Sands, 11.00%, 06/15/10	800,000	924,999
Wynn Las Vegas LLC, 12.00%, 11/01/10	452,000	542,400

		17,964,118

Healthcare (4.4%)
Alaris Medical Systems, Inc., 7.25%, 07/01/11	150,000	166,500
AmeriPath, Inc., 10.50%, 04/01/13	1,050,000	1,065,750
Ardent Health Services, 10.00%, 08/15/13	525,000	564,375
Concentra Operating Corp., 9.50%, 08/15/10	450,000	481,500
Concentra Operating Corp., 9.13%, 060/1/12 (b)	175,000	184,188
Fisher Scientific International, 8.00%, 09/01/13	1,150,000	1,233,374
Hanger Orthopedic Group, Inc., 10.38%, 02/15/09	450,000	464,625

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Healthcare (continued)
HCA — The Healthcare Corp., 6.91%, 06/15/05	$950,000	$980,913
HCA — The Healthcare Corp., 8.75%, 09/01/10	300,000	342,384
HCA — The Healthcare Corp., 7.88%, 02/01/11	575,000	630,114
HCA — The Healthcare Corp., 6.75%, 07/15/13	1,250,000	1,285,649
Hudson Respiratory Care, Inc., 9.13%, 04/15/08	150,000	155,250
Magellan Health Services, 9.38%, 11/15/08	429,874	463,190
Medical Device, Inc., 10.00%, 07/15/12 (b)	275,000	280,500
Sybron Dental Specialties, Inc., 8.13%, 06/15/12	475,000	510,625
Tenet Healthcare Corp., 9.88%, 07/01/14 (b)	475,000	484,500
Universal Hospital Services, Inc., 10.13%, 11/01/11	375,000	384,375
Vanguard Health Systems Co., 9.75%, 08/01/11	1,075,000	1,169,062
VWR International, Inc., 8.00%, 04/15/14 (b)	225,000	230,625

		11,077,499

Industrial — Other (4.1%)
Aearo, Co., 8.25%, 04/15/12 (b)	325,000	333,125
Brand Services, Inc., 12.00%, 10/15/12	725,000	844,625
Eagle-Picher Industries, Inc., 9.75%, 09/01/13	1,125,000	1,215,000
Foamex LP, 9.88%, 06/15/07	450,000	373,500
Foamex LP, 10.75%, 04/01/09	275,000	273,625
Greif Brothers Corp., 8.88%, 08/01/12	525,000	567,000
Hines Nurseries, Inc., 10.25%, 10/01/11	550,000	596,750
Interline Brands, Inc., 11.50%, 05/15/11	750,000	832,500
Milacron Escrow Corp., 11.50%, 05/15/11 (b)	750,000	768,750
Neenah Corp., 11.00%, 09/30/10 (b)	842,000	896,730
Neenah Corp., 13.00%, 09/30/13 (b)	514,185	514,185
Norcross Safety Products, 9.88%, 08/15/11	750,000	806,250
Rexnord Corp., 10.13%, 12/15/12	675,000	745,875
Sensus Metering Systems, 8.63%, 12/15/13 (b)	875,000	844,375
Superior Essex Communications, 9.00%, 04/15/12 (b)	450,000	436,500
Valmont Industries, Inc., 6.88%, 05/01/14 (b)	300,000	295,500

		10,344,290

Lodging (1.8%)
Courtyard By Marriott, 10.75%, 02/01/08	475,000	478,563
Hilton Hotels Corp., 7.63%, 05/15/08	250,000	270,938
Hilton Hotels Corp., 8.25%, 02/15/11	550,000	614,625
Hilton Hotels Corp., 7.63%, 12/01/12	400,000	433,000
HMH Properties, Inc., 7.88%, 08/01/08	481,000	494,228
Royal Caribbean Cruises, 8.00%, 05/15/10	600,000	649,499
Starwood Hotels Resorts, 7.38%, 05/01/07	975,000	1,040,812
Starwood Hotels Resorts, 7.88%, 05/01/12	450,000	482,625

		4,464,290

Media — Cable (2.7%)
Cablevision Systems Corp., 7.88%, 12/15/07	1,200,000	1,254,000
Cablevision Systems Corp., 8.13%, 07/15/09	650,000	679,250
Cablevision Systems Corp., 8.00%, 04/15/12 (b)	775,000	771,125
Charter Communications Holdings Capital Corp., 9.92%, 04/01/11	1,575,000	1,248,188
Charter Communications Holdings Capital Corp., 10.00%, 05/15/11	450,000	357,750
Charter Communications Holdings II, 10.25%, 09/15/10 (b)	1,050,000	1,068,375
Kabel Deutschland Gmbh, 10.63%, 07/01/14 (b)	1,450,000	1,489,875

		6,868,563

Media — Non-Cable (9.1%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	222,000
Advanstar Communications, Inc., 12.00%, 02/15/11	1,075,000	1,150,250
Advanstar, Inc., 15.55%, 10/15/11	425,000	343,188
Affinity Group, Inc., 9.00%, 02/15/12 (b)	425,000	440,406
American Media Operation, Inc., 10.25%, 05/01/09	650,000	672,750
American Media Operation, Inc., 8.88%, 01/15/11	325,000	316,875
Block Communications, Inc., 9.25%, 04/15/09	450,000	473,625
Cadmus Communications Corp., 8.38%, 06/15/14 (b)	300,000	300,750
Dex Media East LLC, 12.13%, 11/15/12	1,500,000	1,758,749
Dex Media West LLC, 9.88%, 08/15/13 (b)	1,600,000	1,759,999
Dex Media, Inc., 9.56%, 11/15/13 (b)	875,000	568,750
DIRECTV Holdings LLC, 8.38%, 03/15/13	1,300,000	1,446,250
Echostar DBS Corp., 10.38%, 10/01/07	800,000	860,000
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,240,625
Houghton Mifflin Co., 13.57%, 10/15/13	500,000	263,750
Inmarsat Finance PLC, 7.63%, 06/30/12 (b)	125,000	122,500
Lamar Media Corp., 7.25%, 01/01/13	700,000	717,500

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Media — Non-Cable (continued)
Liberty Group Ltd., 9.38%, 02/01/08	$225,000	$225,000
Lodgenet Entertainment, 9.50%, 06/15/13	550,000	598,125
PanAmSat Corp., 6.38%, 01/15/08	250,000	257,813
PanAmSat Corp., 8.50%, 02/01/12	1,225,000	1,391,906
Quebecor Media, Inc., 6.93%, 07/15/11	425,000	395,250
Quebecor Media, Inc., 11.13%, 07/15/11	500,000	572,500
R.H. Donnelly Finance Corp., 10.88%, 12/15/12 (b)	925,000	1,079,938
Reader’s Digest Association, Inc., 6.50%, 03/01/11	175,000	171,938
Sinclair Broadcast Group, 8.75%, 12/15/11	475,000	509,438
Sinclair Broadcast Group, 8.00%, 03/15/12	350,000	358,750
Sun Media Corp., 7.63%, 02/15/13	425,000	433,500
Vertis, Inc., 9.75%, 04/01/09	250,000	271,250
Vertis, Inc., 10.88%, 06/15/09	1,700,000	1,844,499
XM Satellite Radio, Inc., 8.47%, 12/31/09	570,095	538,740
XM Satellite Radio, Inc., 12.00%, 06/15/10	373,000	428,950
Yell Finance BV, 5.93%, 08/01/11	539,000	509,355
Yell Finance BV, 10.75%, 08/01/11	410,000	480,725
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	44,454

		22,770,098

Metals & Mining (1.5%)
California Steel Industries, 6.13%, 03/15/14 (b)	225,000	211,500
Commonwealth Aluminum Co., 10.75%, 10/01/06	225,000	227,250
Imco Recycling, Inc., 10.38%, 10/15/10	850,000	915,874
Ispat Inland ULC, 9.75%, 04/01/14 (b)	475,000	494,000
Republic Technologies International, 0.00%, 07/15/09 (c)(d)(e)(f)	200,000	0
RYERSON TULL, INC., 9.13%, 07/15/06	525,000	551,250
United States Steel Corp., 9.75%, 05/15/10	715,000	791,863
Wise Metals Group LLC, 10.25%, 05/15/12 (b)	475,000	483,313

		3,675,050

Packaging (2.9%)
Berry Plastics Corp., 10.75%, 07/15/12	775,000	864,125
Graham Packaging Co., 4.80%, 01/15/08	500,000	477,500
Graham Packaging Co., 5.02%, 01/15/08	950,000	959,500
Huntsman Packaging Corp., 13.00%, 06/01/10	725,000	656,125
Owens-Brockway Glass Container, 8.88%, 02/15/09	300,000	325,500
Owens-Brockway Glass Container, 7.75%, 05/15/11	475,000	494,000
Owens-Brockway Glass Container, 8.25%, 05/15/13	375,000	388,125
Owens-Illinois, Inc., 8.10%, 05/15/07	825,000	853,875
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	300,750
Plastipak Holdings, Inc., 10.75%, 09/01/11	400,000	430,000
Pliant Corp., 11.13%, 09/01/09	150,000	162,000
Pliant Corp., 13.00%, 06/01/10	325,000	294,125
Russell Stanley Holdings, Inc., 9.00%, 11/30/08 (b)(c)(d)(f)	33,424	0
Tekni-Plex, Inc., 12.75%, 06/15/10	1,175,000	1,133,875

		7,339,500

Paper (3.6%)
Boise Cascade Co., 6.50%, 11/01/10	100,000	102,250
Boise Cascade Co., 7.00%, 11/01/13	150,000	153,750
Georgia Pacific Corp., 8.13%, 05/15/11	1,025,000	1,132,625
Georgia Pacific Corp., 9.38%, 02/01/13	2,675,000	3,056,187
Graphic Packaging International, 9.50%, 08/15/13	550,000	599,500
Jefferson Smurfit Corp., 8.25%, 10/01/12	450,000	468,000
Jefferson Smurfit Corp., 7.50%, 06/01/13	400,000	397,000
MDP Acquisitions PLC, 9.63%, 10/01/12	400,000	446,000
MDP Acquisitions PLC, 15.50%, 10/01/13	781,333	914,160
Riverside Forest Products, 7.88%, 03/01/14 (b)	475,000	489,250
Stone Container Corp., 9.75%, 02/01/11	600,000	663,000
Tembec Industries, Inc., 8.50%, 02/01/11	575,000	583,625

		9,005,347

Restaurants (0.8%)
Advantica Restaurant Group, Inc., 11.25%, 01/15/08	425,000	408,000
Buffets, Inc., 11.25%, 07/15/10	150,000	159,375
Carrols Corp., 9.50%, 12/01/08	850,000	884,000
Dominos, Inc., 8.25%, 07/01/11	575,000	606,625

		2,058,000

Retailers (3.8%)
Buhrmann US, Inc., 12.25%, 11/01/09	1,050,000	1,160,250
Couche-Tard Financing Co., 7.50%, 12/15/13	700,000	698,250
Finlay Fine Jewerly Corp., 8.38%, 06/01/12 (b)	375,000	391,875
FTD, Inc., 7.75%, 02/15/14	650,000	617,500
General Nutrition Center, 8.50%, 12/01/10 (b)	350,000	364,000

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Retailers (continued)
Lazy Days R.V. Center, Inc., 11.75%, 05/15/12 (b)	$600,000	$633,000
Michaels Stores, Inc., 9.25%, 07/01/09	400,000	440,000
PCA International, Inc., 11.88%, 08/01/09	800,000	864,000
Penney (J.C.) Co., Inc., 7.60%, 04/01/07	650,000	705,250
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	929,000	1,100,865
Petro Stopping Centers, 9.00%, 02/15/12 (b)	600,000	597,000
Rite Aid Corp., 8.13%, 05/01/10	875,000	927,500
Rite Aid Corp., 9.50%, 02/15/11	175,000	193,813
Rite Aid Corp., 6.88%, 08/15/13	300,000	279,000
U.S. Office Products Co., 0.00%, 06/15/08 (c)(d)(f)	475,000	0
United Auto Group, Inc., 9.63%, 03/15/12	500,000	550,000

		9,522,303

Services (0.8%)
Brickman Group Ltd. (The), 11.75%, 12/15/09	725,000	837,375
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	275,000	303,875
Language Line, Inc., 11.13%, 06/15/12 (b)	200,000	204,000
Language Line, Inc., 13.54%, 06/15/13 (b)	225,000	118,688
SITEL Corp., 9.25%, 03/15/06	575,000	566,375

		2,030,313

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc., 0.00%, 09/15/07 (c)(d)(f)	100,000	0

Technology (3.5%)
Activant Solutions, Inc., 10.50%, 06/15/11	825,000	874,500
AMI Semiconductor, Inc., 10.75%, 02/01/13	548,000	641,845
Da-Lite Screen Co., Inc., 9.50%, 05/15/11 (b)	350,000	364,000
Danka Business Systems, 11.00%, 06/15/10	450,000	468,000
Ingram Micro, Inc., 9.88%, 08/15/08	825,000	909,563
Seagate Technology HDD Holding, 8.00%, 05/15/09	575,000	603,750
Telex Communications, Inc., 11.50%, 10/15/08	450,000	484,875
UGS Corp., 10.00%, 06/01/12 (b)	1,100,000	1,174,250
Unisys Corp., 6.88%, 03/15/10	600,000	621,000
Xerox Corp., 9.75%, 01/15/09	1,500,000	1,717,500
Xerox Corp., 7.63%, 06/15/13	975,000	1,004,250

		8,863,533

Textile (1.2%)
GFSI, Inc., 9.63%, 03/01/07	600,000	579,000
Glenoit Corp., 0.00%, 04/15/07 (c)(d)(f)	125,000	0
Levi Strauss & Co., 11.63%, 01/15/08	100,000	98,500
Levi Strauss & Co., 12.25%, 12/15/12	300,000	295,500
Phillips Van-Heusen Corp., 8.13%, 05/01/13	350,000	368,375
Warnaco Group, Inc., 8.88%, 06/15/13	1,175,000	1,257,250
William Carter Co., 10.88%, 08/15/11	422,000	476,860

		3,075,485

Tobacco (0.6%)
Commonwealth Brands, Inc., 10.63%, 09/01/08 (b)	625,000	670,312
Dimon, Inc., 9.63%, 10/15/11	150,000	152,625
Dimon, Inc., 7.75%, 06/01/13	525,000	489,563
Standard Commercial Corp., 8.00%, 04/15/12 (b)	250,000	245,625

		1,558,125

Transportation (0.8%)
Allied Holdings, Inc., 8.63%, 10/01/07	550,000	492,250
Holt Group, Inc. (The), 0.00%, 01/15/06 (c)(d)(f)	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	917,812
Stena AB, 7.50%, 11/01/13	575,000	570,688

		1,980,750

Utility — Electric (3.2%)
Caithness Coso Funding Corp., 9.05%, 12/15/09	819,060	896,870
Calpine Canada Energy Financing Co., 8.50%, 05/01/08	150,000	102,750
Calpine Corp., 8.50%, 02/15/11	1,175,000	787,250
CMS Energy Corp., 8.90%, 07/15/08	750,000	792,188
CMS Energy Corp., 7.50%, 01/15/09	250,000	250,938
Illinois Power Corp., 11.50%, 12/15/10	1,125,000	1,333,124
Nevada Power Co., 9.00%, 08/15/13	850,000	922,250
Nevada Power Co., 6.50%, 04/15/12 (b)	75,000	71,146
NRG Energy, Inc., 8.00%, 12/15/13 (b)	650,000	661,375
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,285,313
Reliant Resources, Inc., 9.25%, 07/15/10	375,000	403,125
Reliant Resources, Inc., 9.50%, 07/15/13	525,000	569,625

		8,075,954

Utility — Natural Gas (4.0%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	164,250
EL Paso Corp., 6.75%, 05/15/09	825,000	748,688
EL Paso Corp., 7.75%, 06/01/13	950,000	881,125
EL Paso Corp., 8.05%, 10/15/30	675,000	553,500
EL Paso Corp., 7.80%, 08/01/31	2,675,000	2,166,749
Pacific Energy Partners, 7.13%, 06/15/14 (b)	500,000	510,000
Semco Energy, Inc., 7.13%, 05/15/08	400,000	412,000

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Utility — Natural Gas (continued)
Tennessee Gas Pipeline, 7.50%, 04/01/17	$200,000	$198,000
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,225,000	1,203,563
Transcontinental Gas Pipeline Corp., 7.00%, 08/15/11	150,000	154,688
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	397,250
Williams Cos., Inc. (The), 8.63%, 06/01/10	525,000	578,813
Williams Cos., Inc. (The), 7.63%, 07/15/19	750,000	727,500
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,382,249

		10,078,375

Wireless Communications (1.8%)
American Cellular Corp., 10.00%, 08/01/11	775,000	678,125
NEXTEL Communications, Inc., 9.38%, 11/15/09	1,075,000	1,158,312
NEXTEL Communications, Inc., 7.38%, 08/01/15	1,400,000	1,417,499
Nextel Partners, Inc., 12.50%, 11/15/09	205,000	240,363
Nextel Partners, Inc., 8.13%, 07/01/11	100,000	102,500
Rogers Wireless, Inc., 6.38%, 03/01/14 (b)	625,000	579,688
Triton PCS, Inc., 8.50%, 06/01/13	100,000	95,750
US Unwired, Inc., 10.00%, 06/15/12 (b)	275,000	279,813

		4,552,050

Wireline Communications (3.5%)
Alaska Communications System Holdings, 9.88%, 08/15/11	725,000	757,625
Cincinnati Bell, Inc., 7.25%, 07/15/13	825,000	779,625
Cincinnati Bell, Inc., 8.38%, 01/15/14	625,000	565,625
Eircom Funding, 8.25%, 08/15/13	400,000	420,800
Primus Telecommunication Group, 8.00%, 01/15/14 (b)	275,000	243,375
Qwest Capital Funding, 7.25%, 02/15/11	350,000	302,750
Qwest Corp., 9.13%, 03/15/12 (b)	2,725,000	2,990,688
Qwest Services Corp., 13.50%, 12/15/10 (b)	2,300,000	2,685,250

		8,745,738

Total Corporate Bonds		241,191,500

PREFERRED STOCKS (0.6%)
Healthcare (0.0%)
River Holdings Corp., Series B, PIK, 11.50%, 04/15/03 (c)(d)(f)	975	$0

Media — Cable (0.0%)
Pegasus Communications, 12.75%	0	9

Media — Non-Cable (0.3%)
Primedia, Inc., Series E, 9.20%, 11/01/09	5,325	473,924
Primedia, Inc., Series H, 8.63%, 04/01/10	3,650	317,550
Ziff Davis Media, Inc., Series E-1, PIK	12	6,000

		797,474

Retailers (0.3%)
General Nutrition Center (b)	725	788,438

Wireline Communications (0.0%)
McLeodUSA, Inc., Series A, 2.50%, 04/18/02	4,671	12,149

Total Preferred Stocks		1,598,070

WARRANTS (0.0%)
Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09	811	284

Industrial — Other (0.0%)
ACP Holding Co., expiring 09/13/13 (b)	96,401	95,436

Media — Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (c)(d)(f)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (b)	300	16,500
Ziff Davis Media, Inc., expiring 08/12/12 (c)(d)(f)	2,200	0

		16,500

Metals & Mining (0.0%)
Republic Technologies International, Inc., expiring 07/15/09 (c)(d)(f)	200	0

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (c)(d)(f)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b)	300	1,350

Wireline Communications (0.0%)
McLeodUSA, Inc., expiring 04/16/07	10,348	1,449

Total Warrants		115,019

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

	Principal	Value
Security Description

Repurchase Agreements (1.9%)
CS First Boston, 1.48% dated 06/30/04, due 07/01/04, repurchase price $1,957,969 (Fully collateralized by AA Corporate Bonds)	$1,957,889	$1,957,889
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,901,108 (Fully collateralized by AA Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	2,900,989	2,900,989

Total Repurchase Agreements		4,858,878

Short-Term Securities Held as Collateral for Securities Lending (29.0%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	72,820,709	72,820,709

Total Short-Term Securities Held as Collateral for Securities Lending		72,820,709

Total Investments (Cost $313,341,516) (a) — 127.5%		320,847,205
Liabilities in excess of other assets — (27.5)%		(69,192,728)

NET ASSETS — 100.0%		$251,654,477

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,910,572
Unrealized depreciation	(5,404,883)

Net unrealized appreciation (depreciation)	$7,505,689

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)	Bond in default.

(d)	Fair Valued Security.

(e)	Security has filed for bankruptcy protection.

(f)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

HYTOPS	High Yield Trust Offered Preferred Securities

PIK	Paid-In-Kind

TRAINS	Targeted Return Index Securities Trust

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
Aerospace & Defense (1.7%)
Boeing Co. (The)	22,062	$1,127,148
General Dynamics Corp.	5,100	506,430
Goodrich Corp.	3,200	103,456
Lockheed Martin Corp.	11,800	614,544
Northrop Grumman Corp.	9,462	508,109
Raytheon Co.	11,400	407,778
Rockwell Collins, Inc.	4,814	160,402
United Technologies Corp.	13,500	1,234,980

		4,662,847

Agriculture (0.1%)
Monsanto Co.	6,795	261,608

Airlines (0.1%)
Delta Air Lines, Inc. (b)	3,800	27,056
Southwest Airlines Co.	21,150	354,686

		381,742

Apparel (0.3%)
Jones Apparel Group, Inc.	3,200	126,336
Liz Claiborne, Inc.	2,900	104,342
Nike, Inc., Class B	6,900	522,675
Reebok International Ltd.	1,700	61,166
V.F. Corp.	2,800	136,360

		950,879

Auto Parts & Equipment (0.6%)
AutoNation, Inc. (b)	7,300	124,830
AutoZone, Inc. (b)	2,200	176,220
Dana Corp.	4,300	84,280
Delphi Automotive Systems Corp.	14,500	154,860
Genuine Parts Co.	4,500	178,560
Ingersoll Rand Co.	4,500	307,395
Johnson Controls, Inc.	4,900	261,562
Navistar International Corp. (b)	1,700	65,892
PACCAR, Inc.	4,425	256,606
Snap-On, Inc.	1,400	46,970
Visteon Corp.	3,723	43,447

		1,700,622

Automobiles (0.7%)
Ford Motor Co.	48,232	754,830
General Motors Corp.	14,652	682,637
Harley-Davidson, Inc.	7,800	483,132

		1,920,599

Banks (5.5%)
AmSouth Bancorp	9,300	236,871
Bank of America Corp.	53,370	4,516,170
Bank of New York Co., Inc.	20,328	599,269
Bank One Corp.	29,400	1,499,400
BB&T Corp.	14,200	524,974
Bear Stearns Cos., Inc.	2,800	236,068
Charter One Financial, Inc.	5,878	259,749
Fifth Third Bancorp	14,685	789,759
Huntington Bancshares, Inc.	6,010	137,629
KeyCorp.	10,700	319,823
M&T Bank Corp.	3,200	279,360
Mellon Financial Corp.	11,300	331,429
National City Corp.	15,800	553,158
Northern Trust Corp.	5,800	245,224
PNC Bank Corp.	7,100	376,868
Regions Financial Corp.	5,800	211,990
SouthTrust Corp.	8,600	333,766
SunTrust Banks, Inc.	7,500	487,425
Synovus Financial Corp.	8,100	205,092
U.S. Bancorp	49,568	1,366,094
Union Planters Corp.	5,100	152,031
Wachovia Corp.	34,300	1,526,350
Zions Bancorp	2,400	147,480

		15,335,979

Beverages (2.7%)
Adolph Coors Co., Class B	900	65,106
Anheuser-Busch Companies, Inc.	21,043	1,136,322
Brown-Forman Corp., Class B	3,200	154,464
Coca-Cola Co.	63,912	3,226,278
Coca-Cola Enterprises, Inc.	11,900	344,981
Pepsi Bottling Group, Inc. (The)	7,000	213,780
PepsiCo, Inc.	44,730	2,410,052

		7,550,983

Biotechnology (0.2%)
Applera Corp. — Applied Biosystems	5,600	121,800
Group Chiron Corp. (b)	4,900	218,736
Waters Corp. (b)	3,200	152,896

		493,432

Business Services (3.1%)
Apollo Group, Inc. (b)	4,600	406,134
Autodesk, Inc.	2,865	122,651
Automatic Data Processing, Inc.	15,608	653,663
Cintas Corp.	4,500	214,515
Compuware Corp. (b)	10,200	67,320
Convergys Corp. (b)	3,500	53,900
Deluxe Corp.	1,300	56,550
Dow Jones & Company, Inc.	2,100	94,710
eBay, Inc. (b)	16,900	1,553,955
Electronic Data Systems Corp.	12,400	237,460
Equifax, Inc.	3,700	91,575
Exelon Corp.	17,124	570,058
First Data Corp.	22,816	1,015,768
Fiserv, Inc. (b)	5,250	204,173
IMS Health, Inc.	7,253	170,010
Interpublic Group of Cos., Inc. (The) (b)	11,100	152,403
Monster Worldwide, Inc. (b)	2,800	72,016
Moody’s, Corp.	3,954	255,666
Omnicom Group, Inc.	4,900	371,861
Paychex, Inc.	9,850	333,718
Pitney Bowes, Inc.	6,000	265,500
Robert Half International, Inc.	4,300	128,011
Sabre Holdings, Inc.	3,368	93,327
Sungard Data Systems, Inc. (b)	7,700	200,200
Unisys Corp. (b)	8,400	116,592
Yahoo!, Inc. (b)	34,800	1,264,284

		8,766,020

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Chemicals & Allied Products (1.4%)
Air Products & Chemicals, Inc.	6,000	$314,700
Dow Chemical Co.	24,566	999,836
E.I. du Pont de Nemours and Co.	26,200	1,163,804
Eastman Chemical Co.	2,100	97,083
Engelhard Corp.	3,300	106,623
Great Lakes Chemical Corp.	1,500	40,590
Hercules, Inc. (b)	3,200	39,008
Millipore Corp. (b)	1,400	78,918
Occidental Petroleums Corp.	10,100	488,941
Praxair, Inc.	8,400	335,244
Rohm & Haas Co.	6,000	249,480
Sigma Aldrich Corp.	1,800	107,298

		4,021,525

Computers (9.8%)
Adobe Systems, Inc.	6,300	292,950
Affiliated Computer Services, Inc. Class A (b)	3,600	190,584
American Power Conversion Corp.	5,200	102,180
Apple Computer, Inc. (b)	9,800	318,892
Avaya, Inc. (b)	11,366	179,469
BMC Software, Inc. (b)	5,700	105,450
Cisco Systems, Inc. (b)	176,957	4,193,881
Citrix Systems, Inc. (b)	4,600	93,656
Computer Associates International, Inc.	15,200	426,512
Computer Sciences Corp. (b)	5,000	232,150
Dell Computer Corp. (b)	66,000	2,364,120
EMC Corp. (b)	62,900	717,060
Gateway, Inc. (b)	9,900	44,550
Hewlett Packard Co.	80,100	1,690,110
International Business Machines Corp.	44,117	3,888,914
Intuit, Inc. (b)	5,200	200,616
Lexmark International, Inc. (b)	3,400	328,202
Mercury Interactive Corp. (b)	2,500	124,575
Microsoft Corp.	282,540	8,069,342
NCR Corp. (b)	2,400	119,016
Network Appliance, Inc. (b)	9,200	198,076
Novell, Inc. (b)	10,200	85,578
NVIDIA Corp. (b)	4,500	92,250
Oracle Corp. (b)	136,008	1,622,575
Parametric Technology Corp. (b)	7,100	35,500
PeopleSoft, Inc. (b)	9,700	179,450
Siebel Systems, Inc. (b)	13,500	144,180
Sun Microsystems, Inc. (b)	87,356	379,125
Symantec Corp. (b)	8,100	354,618
Symbol Technologies, Inc.	5,600	82,544
VERITAS Software Corp. (b)	11,100	307,470

		27,163,595

Conglomerates (1.0%)
Illinois Tool Works, Inc.	8,100	776,709
ITT Industries, Inc.	2,500	207,500
Tyco International Ltd.	52,356	1,735,078

		2,719,287

Construction & Building Materials (0.8%)
Caterpillar, Inc.	9,000	714,959
Centex Corp.	3,200	146,400
Deere & Co.	6,400	448,896
Fluor Corp.	2,300	109,641
KB Home	1,200	82,356
Masco Corp.	11,481	357,978
Pulte Corp.	3,400	176,902
Sherwin Williams Co.	3,700	153,735
Vulcan Materials Co.	2,792	132,760

		2,323,627

Consumer Products (3.2%)
Alberto Culver Co., Class B	2,250	112,815
Avon Products, Inc.	12,200	562,908
Black & Decker Corp.	2,000	124,260
Clorox Co. (The)	5,599	301,114
Colgate-Palmolive Co.	14,061	821,865
Danaher Corp.	8,200	425,170
Ecolab, Inc.	6,600	209,220
Fortune Brands, Inc.	3,800	286,634
Gillette Co. (The)	26,400	1,119,360
International Flavor and Fragrances, Inc.	2,500	93,500
Kimberly-Clark Corp.	13,100	863,028
Leggett & Platt, Inc.	5,200	138,892
Maytag Corp.	2,100	51,471
Pall Corp.	3,400	89,046
Procter & Gamble Co.	67,242	3,660,655
Whirlpool Corp.	1,800	123,480

		8,983,418

Containers (0.2%)
Ball Corp.	1,500	108,075
Bemis Co., Inc.	2,800	79,100
Newell Rubbermaid, Inc.	6,900	162,150
Sealed Air Corp. (b)	2,200	117,194

		466,519

Drugs (5.6%)
Amerisource Bergen Corp.	2,954	176,590
Biogen, Inc. (b)	8,639	546,417
Eli Lilly & Co.	29,370	2,053,257
Express Scripts, Inc. (b)	2,100	166,383
Forest Laboratories, Inc. (b)	9,600	543,648
Genzyme Corp. (b)	6,000	283,980
Medimmune, Inc. (b)	6,709	156,991
Merck & Co., Inc.	58,164	2,762,790
Mylan Laboratories, Inc.	6,800	137,700
Pfizer, Inc.	199,561	6,840,950
Schering Plough Corp.	38,900	718,872
Wyeth	34,700	1,254,752

		15,642,330

Electrical Equipment (3.6%)
Cooper Industries Ltd., Class A	2,515	149,416
Eaton Corp.	4,000	258,960
Emerson Electric Co.	11,000	699,050
General Electric Co.	276,248	8,950,435
Grainger (W.W.), Inc.	2,300	132,250

		10,190,111

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Electronics (2.9%)
Agilent Technologies, Inc. (b)	12,537	$367,083
Altera Corp. (b)	10,000	222,200
Broadcom Corp., Class A (b)	8,000	374,160
Intel Corp.	169,273	4,671,935
Molex, Inc.	5,125	164,410
RadioShack Corp.	4,500	128,835
Rockwell International Corp.	5,000	187,550
Sanmina Corp. (b)	14,000	127,400
Solectron Corp. (b)	24,000	155,280
Tektronix, Inc.	2,100	71,442
Teradyne, Inc. (b)	4,800	108,960
Texas Instruments, Inc.	45,500	1,100,190
Thomas & Betts Corp.	1,700	46,291
Xilinx, Inc.	9,200	306,452

		8,032,188

Entertainment (0.8%)
Electronic Arts, Inc. (b)	7,700	420,035
International Game Technology	9,200	355,120
Walt Disney Co. (The)	53,500	1,363,715

		2,138,870

Financial Services (9.6%)
AMBAC Financial Group, Inc.	2,850	209,304
American Express Co.	33,400	1,716,092
Capital One Financial Corp.	6,100	417,118
Charles Schwab Corp.	34,950	335,870
Citigroup, Inc.	135,354	6,293,960
Comerica, Inc.	4,600	252,448
Countrywide Credit Industries, Inc.	7,150	502,288
E*TRADE Financial Corp. (b)	9,700	108,155
Fannie Mae	25,386	1,811,545
Federated Investors, Inc.	2,600	78,884
First Horizon National Corp.	3,400	154,598
Franklin Resources, Inc.	6,400	320,512
Freddie Mac	18,000	1,139,400
Golden West Financial Corp.	4,000	425,400
Goldman Sachs Group, Inc.	12,600	1,186,416
H&R Block, Inc.	4,700	224,096
J.P. Morgan Chase & Co.	54,493	2,112,693
Janus Capital Group, Inc.	6,200	102,238
Lehman Brothers Holdings, Inc.	7,267	546,842
Marshall & Ilsley Corp.	6,000	234,540
MBNA Corp.	33,250	857,518
Merrill Lynch & Co.	25,200	1,360,296
Morgan Stanley Dean Witter & Co.	28,700	1,514,499
North Fork Bancorp, Inc.	4,300	163,615
Providian Financial Corp. (b)	7,400	108,558
SLM Corp.	11,700	473,265
State Street Corp.	8,900	436,456
T. Rowe Price Group, Inc.	3,300	166,320
Washington Mutual, Inc.	22,615	873,844
Wells Fargo Co.	44,159	2,527,219

		26,653,989

Food & Related (2.4%)
Altria Group, Inc.	53,600	2,682,680
Archer-Daniels Midland Co.	16,937	284,203
Campbell Soup Co.	10,900	292,992
ConAgra, Inc.	13,800	373,704
General Mills, Inc.	9,900	470,547
H.J. Heinz Co.	9,300	364,560
Hershey Foods Corp.	6,800	314,636
Kellogg Co.	10,900	456,165
McCormick & Co.	3,600	122,400
Sara Lee Corp.	21,029	483,457
SYSCO Corp.	16,700	599,029
Wrigley (WM) Jr. Co.	5,900	371,995

		6,816,368

Healthcare (5.6%)
Abbott Laboratories	40,967	1,669,815
Allergan, Inc.	3,500	313,320
Bausch & Lomb, Inc.	1,300	84,591
Baxter International, Inc.	16,100	555,611
Becton Dickinson & Co.	6,700	347,060
Bristol-Myers Squibb Co.	51,062	1,251,019
Cardinal Health, Inc.	11,353	795,278
Guidant Corp.	8,000	447,040
HCA, Inc.	12,900	536,511
Health Management Associates, Inc., Class A	6,100	136,762
Humana, Inc. (b)	4,100	69,290
Johnson & Johnson Co.	77,811	4,334,072
King Pharmaceuticals, Inc. (b)	6,133	70,223
McKesson HBOC, Inc.	7,700	264,341
Medco Health Solutions, Inc. (b)	6,948	260,550
Medtronic, Inc.	31,900	1,554,168
Quest Diagnostics, Inc.	2,700	229,365
St. Jude Medical, Inc. (b)	4,600	347,990
Stryker Corp.	10,400	572,000
Tenet Healthcare Corp. (b)	11,700	156,897
UnitedHealth Group, Inc.	16,122	1,003,595
Watson Pharmaceutical, Inc. (b)	2,800	75,320
Wellpoint Health Networks, Inc. (b)	4,100	459,241

		15,534,059

Hotels & Motels (0.5%)
Cendant Corp.	26,100	638,928
Harrah’s Entertainment, Inc.	3,000	162,300
Hilton Hotels Corp.	9,600	179,136
Marriott International, Inc., Class A	6,100	304,268
Starwood Hotels & Resorts Worldwide, Inc.	5,300	237,705

		1,522,337

Industrial Diversified (0.1%)
Parker Hannifin Corp.	3,200	190,272
Thermo Electron Corp. (b)	4,500	138,330

		328,602

Insurance (4.9%)
ACE Ltd.	7,412	313,379
Aetna, Inc.	4,000	340,000
AFLAC, Inc.	13,500	550,935
Allstate Corp. (The)	18,300	851,865
American International Group, Inc.	68,368	4,873,272

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Insurance (continued)
AON Corp.	8,300	$236,301
Chubb Corp. (The)	5,000	340,900
CIGNA Corp.	3,600	247,716
Cincinnati Financial Corp.	4,320	188,006
Hartford Financial Services Group, Inc	7,600	522,424
Jefferson-Pilot Corp.	3,681	186,995
Lincoln National Corp.	4,700	222,075
Loews Corp.	4,767	285,829
Marsh & McLennan Cos., Inc.	13,900	630,782
MBIA, Inc.	3,750	214,200
MetLife, Inc.	19,800	709,830
MGIC Investment Corp.	2,600	197,236
Principal Financial Group, Inc.	8,300	288,674
Progressive Corp. (The)	5,600	477,680
Prudential Financial, Inc.	13,800	641,286
SAFECO Corp.	3,700	162,800
St. Paul Cos., Inc.	17,465	708,031
Torchmark Corp.	2,800	150,640
UnumProvident Corp.	7,400	117,660
XL Capital Ltd., Class A	3,600	271,656

		13,730,172

Leisure Products (0.4%)
Brunswick Corp.	2,300	93,840
Carnival Corp.	16,400	770,800
Hasbro, Inc.	4,400	83,600
Mattel, Inc.	11,200	204,400

		1,152,640

Manufacturing (1.4%)
3M Co.	20,438	1,839,624
American Standard Cos., Inc. (b)	5,700	229,767
Crane Co.	1,400	43,946
Cummins, Inc.	1,100	68,750
Dover Corp.	5,400	227,340
Honeywell International, Inc.	22,300	816,849
Power-One, Inc. (b)	2,300	25,254
PPG Industries, Inc.	4,600	287,454
Stanley Works (The)	2,000	91,160
Textron, Inc.	3,600	213,660

		3,843,804

Medical & Medical Services (1.0%)
Amgen Corp. (b)	33,232	1,813,469
Anthem, Inc. (b)	3,600	322,416
Caremark Rx, Inc. (b)	11,841	390,043
Hospira Inc. (b)	4,136	114,154
Manor Care, Inc.	2,200	71,896

		2,711,978

Medical Equipment & Supplies (0.7%)
Bard (C.R.), Inc.	2,800	158,620
Biomet, Inc.	6,751	300,014
Boston Scientific Corp. (b)	21,600	924,481
PerkinElmer, Inc.	3,500	70,140
Zimmer Holdings, Inc. (b)	6,226	549,133

		2,002,388

Metals & Mining (0.5%)
Alcoa, Inc.	22,640	747,799
Freeport-McMoRan Copper & Gold, Inc.	4,400	145,860
Newmont Mining Corp.	11,458	444,112
Phelps Dodge Corp.	2,400	186,024

		1,523,795

Multimedia (2.1%)
Clear Channel Communications, Inc.	16,300	602,285
Comcast Corp., Class A (b)	58,648	1,643,903
Time Warner, Inc. (b)	118,821	2,088,874
Viacom, Inc., Class B	45,335	1,619,366

		5,954,428

Office Equipment & Supplies (0.2%)
Avery Dennison Corp.	3,000	192,030
Xerox Corp. (b)	21,200	307,400

		499,430

Oil & Gas (5.9%)
Amerada Hess Corp.	2,300	182,137
Anadarko Petroleum Corp.	6,449	377,911
Apache Corp.	8,598	374,443
Ashland, Inc.	1,700	89,777
Baker Hughes, Inc.	8,600	323,790
BJ Services Co. (b)	4,300	197,112
ChevronTexaco Corp.	27,990	2,634,139
ConocoPhillips	17,866	1,362,997
Devon Energy Corp.	6,100	402,600
El Paso Corp.	16,377	129,051
EOG Resources, Inc.	3,100	185,101
Exxon Mobil Corp.	171,154	7,600,949
KeySpan Corp.	4,200	154,140
Kinder Morgan, Inc.	3,300	195,657
Marathon Oil Corp.	8,700	329,208
Nabors Industries Ltd. (b)	3,800	171,836
NICOR, Inc.	1,300	44,161
Noble Corp. (b)	3,600	136,404
People’s Energy Corp.	1,100	46,365
Sempra Energy	5,807	199,935
Sunoco, Inc.	2,100	133,602
Transocean Sedco Forex, Inc. (b)	8,500	245,990
Unocal Corp.	6,600	250,800
Valero Energy Corp.	3,300	243,408
Williams Cos., Inc. (The)	13,600	161,840

		16,173,353

Oil Equipment & Services (0.7%)
Burlington Resources, Inc.	10,200	369,036
Dynegy, Inc., Class A (b)	10,900	46,434
Halliburton Co.	11,300	341,938
Kerr-Mcgee Corp.	3,900	209,703
Rowan Cos., Inc. (b)	2,400	58,392
Schlumberger Ltd.	15,390	977,419

		2,002,922

Paper & Forest Products (0.6%)
Boise Cascade Corp.	2,100	79,044
Georgia-Pacific Corp.	6,790	251,094

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
International Paper Co.	12,421	$555,219
Louisiana-Pacific Corp.	2,500	59,125
MeadWestvaco Corp.	5,407	158,912
Pactiv Corp. (b)	4,200	104,748
Temple Inland, Inc.	1,500	103,875
Weyerhaeuser Co.	6,000	378,720

		1,690,737

Photography Equipment & Supplies (0.1%)
Eastman Kodak Co.	7,600	205,048

Printing & Publishing (0.7%)
Donnelley (R.R.) & Sons Co.	5,700	188,214
Gannett Co., Inc.	7,000	593,950
Knight-Ridder, Inc.	2,000	144,000
McGraw-Hill Cos., Inc. (The)	5,100	390,507
Meredith Corp.	1,200	65,952
New York Times Co., Class A	3,900	174,369
Tribune Co.	8,664	394,559

		1,951,551

Railroads (0.4%)
Burlington Northern Santa Fe Corp.	9,800	343,686
CSX Corp.	5,700	186,789
Norfolk Southern Corp.	10,500	278,460
Union Pacific Corp.	6,700	398,315

		1,207,250

Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co.	2,600	80,938
Equity Office Properties Trust	10,300	280,160
Equity Residential Property Trust	7,500	222,975
Plum Creek Timber Co, Inc.	4,824	157,166
ProLogis Trust	4,900	161,308
Simon Property Group, Inc.	5,200	267,384

		1,169,931

Restaurants (0.5%)
Darden Restaurants, Inc.	4,450	91,448
McDonald’s Corp.	33,300	865,800
Wendy’s International, Inc.	3,000	104,520
YUM! Brands, Inc. (b)	7,800	290,316

		1,352,084

Retail (6.5%)
Albertson’s, Inc.	9,559	253,696
Bed Bath & Beyond, Inc. (b)	7,800	299,910
Best Buy Co., Inc.	8,550	433,827
Big Lots, Inc. (b)	3,200	46,272
Circuit City Stores, Inc.	5,600	72,520
Costco Wholesale Corp.	11,900	488,733
CVS Corp.	10,254	430,873
Dillards, Inc., Class A	2,300	51,290
Dollar General Corp.	8,875	173,595
Family Dollar Stores, Inc.	4,500	136,890
Federated Department Stores, Inc.	4,700	230,770
Gap, Inc. (The)	23,200	562,600
Home Depot, Inc.	58,182	2,048,006
Kohl’s Corp. (b)	8,800	372,064
Kroger Co. (b)	19,900	362,180
Limited, Inc. (The)	12,571	235,078
Lowe’s Companies, Inc.	20,686	1,087,049
May Department Stores Co. (The)	7,600	208,924
Nordstrom, Inc.	3,500	149,135
Office Depot, Inc. (b)	8,100	145,071
Penney (J.C.) Co., Inc.	7,000	264,320
Safeway, Inc. (b)	11,800	299,012
Sears, Roebuck & Co.	5,600	211,456
Staples, Inc.	13,100	383,961
Starbucks Corp. (b)	10,400	452,192
Supervalu, Inc.	3,400	104,074
Target Corp.	23,916	1,015,713
Tiffany & Co.	3,900	143,715
TJX Cos., Inc.	12,900	311,406
Toys “R” Us, Inc. (b)	5,700	91,086
Wal-Mart Stores, Inc.	112,288	5,924,315
Walgreen Co.	26,800	970,428
Winn-Dixie Stores, Inc.	3,700	26,640

		17,986,801

Semiconductors (1.2%)
Advanced Micro Devices, Inc. (b)	9,000	143,100
Analog Devices, Inc.	9,800	461,384
Applied Materials, Inc. (b)	44,300	869,166
Applied Micro Circuits Corp. (b)	9,200	48,944
Jabil Circuit, Inc. (b)	5,200	130,936
KLA-Tencor Corp. (b)	5,200	256,776
Linear Technology Corp.	8,300	327,601
LSI Logic Corp. (b)	9,700	73,914
Maxim Integrated Products, Inc.	8,400	440,328
Micron Technology, Inc. (b)	16,100	246,491
National Semiconductor Corp. (b)	9,600	211,104
Novellus Systems, Inc. (b)	4,100	128,904
PMC-Sierra, Inc. (b)	4,600	66,010
QLogic Corp. (b)	2,600	69,134

		3,473,792

Steel (0.1%)
Allegheny Teledyne, Inc.	2,100	37,905
Nucor Corp.	2,000	153,520
United States Steel Corp.	2,900	101,848
Worthington Industries, Inc.	2,300	47,219

		340,492

Telecommunications (5.0%)
ADC Telecommunications, Inc. (b)	21,400	60,776
ALLTEL Corp.	8,100	410,022
Andrew Corp. (b)	3,700	74,037
AT&T Corp.	21,062	308,137
AT&T Wireless Services, Inc. (b)	71,515	1,024,095
BellSouth Corp.	48,000	1,258,560
CenturyTel, Inc.	3,900	117,156
CIENA Corp. (b)	16,939	63,013
Citizens Communications Co. (b)	7,600	91,960
Comverse Technology, Inc. (b)	5,300	105,682
Corning, Inc. (b)	35,200	459,712
JDS Uniphase Corp. (b)	39,300	148,947

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Telecommunications (continued)
Lucent Technologies, Inc. (b)	113,100	$427,518
Motorola, Inc.	61,200	1,116,900
Nextel Communications, Inc. (b)	28,500	759,810
QUALCOMM, Inc.	21,100	1,539,878
Qwest Communications International, Inc. (b)	47,323	169,890
SBC Communications, Inc.	86,358	2,094,182
Scientific-Atlanta, Inc.	3,900	134,550
Sprint Corp.	37,250	655,600
Tellabs, Inc. (b)	11,000	96,140
Univision Communications, Inc., Class A (b)	8,300	265,019
Verizon Communications, Inc.	72,302	2,616,608

		13,998,192

Tire & Rubber (0.0%)
Cooper Tire & Rubber Co.	1,800	41,400
Goodyear Tire & Rubber Co. (b)	4,800	43,632

		85,032

Tobacco (0.1%)
R.J. Reynolds Tobacco	2,200	148,698
UST, Inc.	4,400	158,400

		307,098

Trucking (1.0%)
FedEx Corp.	7,800	637,182
Ryder System, Inc.	1,500	60,105
United Parcel Service, Inc., Class B	29,500	2,217,515

		2,914,802

Utilities (2.3%)
AES Corp. (The) (b)	17,000	168,810
Allegheny Energy, Inc. (b)	3,800	58,558
Ameren Corp.	4,800	206,208
American Electric Power Co., Inc.	10,560	337,920
Calpine Corp. (b)	10,600	45,792
Centerpoint Energy, Inc.	7,600	87,400
Cinergy Corp.	4,600	174,800
CMS Energy Corp. (b)	4,000	36,520
Consolidated Edison, Inc.	6,100	242,536
Constellation Energy Group, Inc.	4,500	170,550
Dominion Resources, Inc.	8,600	542,488
DTE Energy Co.	4,300	174,322
Duke Energy Corp.	23,800	482,902
Edison International	8,800	225,016
Entergy Corp.	6,100	341,661
FirstEnergy Corp.	8,586	321,202
FPL Group, Inc.	4,900	313,355
NiSource, Inc.	6,664	137,412
PG&E Corp. (b)	11,100	310,134
Pinnacle West Capital Corp.	2,400	96,936
PPL Corp.	4,600	211,140
Progress Energy, Inc.	6,326	278,660
Public Service Enterprise Group, Inc.	6,200	248,186
Southern Co.	19,000	553,850
TECO Energy, Inc.	4,500	53,955
TXU Corp.	8,400	340,284
Xcel Energy, Inc.	10,680	178,463

		6,339,060

Waste Management (0.2%)
Allied Waste Industries, Inc. (b)	8,000	105,440
Waste Management, Inc.	15,100	462,815

		568,255

Total Common Stocks		277,746,571

Security Description	Principal	Value

Repurchase Agreements (0.4%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $492,926 (Fully collateralized by AA Rated Corporate Bonds)	$492,906	$492,906
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $730,364 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Securities)	730,334	730,334

Total Repurchase Agreements		1,223,240

Short-Term Securities Held as Collateral for Securities Lending (1.8%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	4,897,985	4,897,985

Total Short-Term Securities Held as Collateral for Securities Lending		4,897,985

Total Investments (Cost $319,941,758) (a) — 101.5%		283,867,796
Liabilities in access of other assets — 1.5%		(4,260,056)

NET ASSETS — 100.0%		$279,607,740

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$41,232,313
Unrealized depreciation	(77,306,275)

Net unrealized appreciation (depreciation)	$(36,073,962)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

At June 30, 2004, the Fund’s open futures contracts were as follows:

			Market
			Value
Number of			Covered by	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

Long Contracts:
8	S&P 500 Futures	09/17/04	$2,280,800	$11,983

*	Cash pledged as collateral.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Principal	Value

CORPORATE BONDS (35.4%)
Advertising (0.5%)
Advanstar Communications, Inc., 8.68%, 08/15/08 (e)	$297,750	$311,894
Advanstar Communications, Inc., Series B, 12.00%, 02/15/11	90,000	95,850
Interep National Radio Sales, Inc., 10.00%, 07/01/08	250,000	207,500
WPP Finance (UK) Corp., 5.88%, 06/15/14 (c)	260,000	261,065
WPP Group, PLC, 6.00%, 06/18/08 (EUR)	120,000	156,542

		1,032,851

Aerospace/ Defense (0.3%)
Dunlop Stand Aero Holdings, 11.88%, 05/15/09 (c)	120,000	127,500
Lockheed Martin, 8.50%, 12/01/29	65,000	81,533
Raytheon Co., 8.30%, 03/01/10	120,000	140,760
Raytheon Co., 4.85%, 01/15/11	20,000	19,850
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	330,678	356,627

		726,270

Airlines (0.2%)
Continental Airlines, Inc., 6.90%, 01/02/18	308,159	289,601
Continental Airlines, Inc. Series 991A, 6.65%, 03/15/19	76,657	71,547
Continental Airlines, Inc. Series 991A, 6.55%, 02/02/19	97,082	90,843

		451,991

Auto Parts & Equipment (0.2%)
Tenneco Automotive, Inc. Series B, 11.63%, 10/15/09	185,000	198,875
TRW Automotive, Inc., 9.38%, 02/15/13	236,000	266,090

		464,965

Automotive (0.5%)
Autonation, Inc., 9.00%, 08/01/08	250,000	282,500
DaimlerChrysler NA Holdings, 7.30%, 01/15/12	425,000	463,869
General Motors Corp., 8.38%, 07/05/33 (EUR)	180,000	241,313
Sonic Automotive Inc., Series B, 8.63%, 08/15/13	210,000	218,925

		1,206,607

Banking (0.7%)
Bank One Corp., 6.00%, 02/17/09	95,000	100,974
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	266,466
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)	80,000	100,330
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	146,730
KFW International Finance, 2.05%, 09/21/09 (JPY)	94,000,000	904,455

		1,518,955

Brewery (0.1%)
Miller Brewing Co., 4.25%, 08/15/08 (c)	140,000	139,317

Broadcast Media (0.7%)
Clear Channel Communications, 7.65%, 09/15/10	90,000	101,394
EchoStar DBS Corp., 9.13%, 01/15/09	286,000	313,528
EchoStar DBS Corp., 6.38%, 10/01/11 (c)	200,000	197,000
Granite Broadcasting Corp., 9.75%, 12/01/10 (c)	85,000	79,050
News America, Inc., 7.30%, 04/30/28	105,000	113,861
Pegasus Communications, Corp., 12.38%, 08/01/06	200,000	97,000
Salem Communications Holding Corp., 9.00%, 07/01/11	194,000	210,490
TV Azteca SA, Series B, 10.50%, 02/15/07	380,000	387,599

		1,499,922

Business Services (0.5%)
Adecco Financial Services, 6.00%, 03/15/06 (EUR)	100,000	125,741
Electronic Data Systems, 7.13%, 10/15/09	40,000	41,859
Electronic Data Systems, Series B, 6.00%, 08/01/13	170,000	162,365
Iron Mountain, Inc., 8.63%, 04/01/13	195,000	206,700
Iron Mountain, Inc., 7.75%, 01/15/15	100,000	99,250
Iron Mountain, Inc., 6.63%, 01/01/16	90,000	81,900
Muzak, LLC, 10.00%, 02/15/09	215,000	189,200
Muzak, LLC, 9.88%, 03/15/09	110,000	84,700
Veolia Environnement, 5.88%, 06/27/08 (EUR)	100,000	130,420

		1,122,135

Cable (1.1%)
Avalon Cable, LLC, 6.28%, 12/01/08	85,078	90,183
Cablevision Systems Corp, 5.66%, 04/01/09 (c)(e)	65,000	66,625
Charter Communications, LLC, 9.63%, 11/15/09	365,000	295,650
Charter Communications, LLC, Series B, 10.25%, 01/15/10	140,000	115,500
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	323,725
CSC Holdings, Inc., 8.13%, 07/15/09	325,000	338,000
DIRECTV Holdings, 8.38%, 03/15/13	205,000	226,781
General Cable Corp., 9.50%, 11/15/10	100,000	107,500
Kabel Deutschland GMBH, 10.63%, 07/01/14 (c)	180,000	184,950
Renaissance Media Group, 10.00%, 04/15/08	120,000	123,600

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Cable (continued)
TCI Communications, Inc., 7.88%, 02/15/26	$155,000	$174,924
Telenet Group Holdings NV, 10.87%, 06/15/14	640,000	406,400

		2,453,838

Chemicals/ Plastics (1.3%)
Ashland, Inc., 7.83%, 08/15/05	200,000	209,451
Avecia Group, PLC, 11.00%, 07/01/09	125,000	95,000
Equistar Chemical, 10.13%, 09/01/08	330,000	361,350
FMC Corp., 10.25%, 11/01/09	125,000	143,750
Huntsman Corp., 10.13%, 07/01/09	320,000	326,400
ICI Wilmington, 4.38%, 12/01/08	115,000	112,808
ISP, Inc., 10.63%, 12/15/09	350,000	385,001
JohnsonDiversey, Inc., 9.63%, 05/15/12	180,000	196,200
Millennium America, Inc., 9.25%, 06/15/08	260,000	279,500
Nalco Co., 7.75%, 11/15/11 (c)	250,000	261,875
Rhodia SA, 8.88%, 06/01/11 (c)	250,000	211,250
Rockwood Specialities Group, 10.63%, 05/15/11	235,000	250,275
Syngenta Luxembourg Finance, 5.50%, 07/10/06 (EUR)	100,000	127,343
Westlake Chemical Corp., 8.75%, 07/15/11	95,000	103,075

		3,063,278

Construction & Building Materials (0.5%)
Associated Materials, Inc., 9.69%, 03/01/14 (c)	485,000	324,950
D.R. Horton, Inc., 6.88%, 05/01/13	135,000	137,700
Kennametal, Inc., 7.20%, 06/15/12	150,000	158,643
Schuler Homes, 9.38%, 07/15/09	100,000	109,750
Technical Olympic USA, Inc., 9.00%, 07/01/10	200,000	205,000
Technical Olympic USA, Inc., 10.38%, 07/01/12	280,000	291,900

		1,227,943

Consumer Products (0.1%)
Amscan Holdings Inc, 8.75%, 05/01/14 (c)	135,000	132,638
Prestige Brands, Inc., 9.25%, 04/15/12 (c)	190,000	182,400

		315,038

Distribution/ Wholesale (0.3%)
Buhrmann US, Inc., 12.25%, 11/01/09	190,000	208,163
Buhrmann US, Inc., 8.25%, 07/01/14 (c)	250,000	249,375
Nebraska Book Co., 8.63%, 03/15/12	190,000	186,200

		643,738

Diversified (0.0%)
Hutchison Whampoa Ltd., 5.88%, 07/08/13 (EUR)	45,000	55,488
Murrin Murrin Holdings, 9.38%, 08/31/07 (f)(g)(i)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07 (EUR)	40,000	51,781

		107,269

Electronics (0.0%)
Avnet, Inc., 9.75%, 02/15/08	50,000	56,750

Entertainment (0.3%)
Cinemark, Inc., 9.48%, 03/15/14 (c)	295,000	192,488
Horseshoe Gaming Holdings, 8.63%, 05/15/09	550,000	573,375

		765,863

Environmental Controls (0.7%)
Allied Waste North America, Inc., 8.88%, 04/01/08	575,000	629,626
Allied Waste North America, Inc., 6.50%, 11/15/10 (c)	40,000	39,600
Allied Waste North America, Inc., Series B, 8.50%, 12/01/08	100,000	109,375
Republic Services, Inc., 6.75%, 08/15/11	280,000	306,309
Waste Management, Inc., 7.13%, 10/01/07	450,000	493,598
Waste Management, Inc., 6.88%, 05/15/09	60,000	65,878
Waste Management, Inc., 5.00%, 03/15/14	45,000	42,771

		1,687,157

Financial Services (4.8%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	355,000	381,312
AXA Financial, Inc., 7.75%, 08/01/10	460,000	527,516
Bombardier Capital, 6.13%, 05/14/07 (EUR)	60,000	70,225
Chase Funding Mortgage Loan, 1.44%, 11/25/18 (e)	636,699	636,631
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	800,000	796,577
Cit Group, Inc., 7.38%, 04/02/07	120,000	131,284
Citigroup, Inc., 6.00%, 02/21/12	285,000	302,175
Citigroup, Inc., 5.63%, 08/27/12	50,000	51,396
Citigroup, Inc., 6.63%, 06/15/32	50,000	51,785
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	211,629
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	273,530
Ford Motor Credit Co., 7.38%, 10/28/09	70,000	74,706
Ford Motor Credit Co., 7.25%, 10/25/11	435,000	454,267
General Electric Capital Corp., 4.25%, 12/01/10	100,000	97,220

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Electric Capital Corp., 6.75%, 03/15/32	$220,000	$236,503
General Motors Acceptance Corp., 4.50%, 07/15/06	175,000	176,867
General Motors Acceptance Corp., 6.88%, 09/15/11	395,000	404,992
General Motors Acceptance Corp., 8.00%, 11/01/31	310,000	317,622
Global Cash Acc/ Finance, 8.75%, 03/15/12 (c)	200,000	208,000
Goldman Sachs Group, Inc., 6.50%, 10/06/10 (EUR)	150,000	203,425
Goldman Sachs Group, Inc., 6.88%, 01/15/11	75,000	82,333
Goldman Sachs Group, Inc., 6.60%, 01/15/12	145,000	156,033
Goldman Sachs Group, Inc., 5.25%, 10/15/13	170,000	165,067
Household Finance Corp., 6.40%, 06/17/08	150,000	161,359
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	188,774
Household Finance Corp., 8.00%, 07/15/10	250,000	290,099
John Hancock Global Funding, 7.90%, 07/02/10 (c)	155,000	179,564
JSG Funding, PLC, 10.13%, 10/01/12 (EUR)	200,000	262,796
KFW International Finance, 6.25%, 07/15/05 (AUD)	800,000	561,529
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	419,761
MBNA Corp., 6.13%, 03/01/13	255,000	263,354
Merrill Lynch & Co., 6.00%, 11/15/04	30,000	30,444
Prudential Holdings, LLC, 7.25%, 12/18/23 (c)	485,000	549,743
Prudential Holdings, LLC, 8.70%, 12/18/23 (c)	210,000	252,101
SL Finance, PLC, 6.38%, 07/12/22 (e) (EUR)	90,000	117,109
TRAC-X EM Ltd. Series TRX1, 6.50%, 12/23/08	160,000	153,920
UCAR Finance, Inc., 10.25%, 02/15/12	200,000	222,500
Washington Mutual, Inc., 8.25%, 04/01/10	340,000	395,896
Wells Fargo Financial Auto Owner Trust Series 2004-A, 1.47%, 03/15/07	600,000	596,406
WII Components, Inc., 10.00%, 02/15/12 (c)	90,000	88,200

		10,744,650

Food Products/ Services (0.9%)
Albertson’s, Inc., 7.50%, 02/15/11	130,000	146,497
Kraft Foods, Inc., 5.63%, 11/01/11	325,000	330,620
Kroger Co., 7.50%, 04/01/31	45,000	49,805
Michael Foods, 8.00%, 11/15/13 (c)	160,000	165,200
Pilgrim’s Pride Corp., 9.63%, 09/15/11	360,000	397,800
Pilgrim’s Pride Corp., 9.25%, 11/15/13	95,000	101,175
Smithfield Foods, Inc., 8.00%, 10/15/09	655,000	705,762
Smithfield Foods, Inc., 7.75%, 05/15/13	170,000	178,500

		2,075,359

Forestry (0.3%)
Tembec Industries, Inc., 8.50%, 02/01/11	350,000	353,501
Weyerhaeuser Co., 6.00%, 08/01/06	55,000	57,866
Weyerhaeuser Co., 6.75%, 03/15/12	325,000	351,959

		763,326

HealthCare/ HealthCare Services (1.2%)
Aetna, Inc., 7.88%, 03/01/11	355,000	409,449
HCA, Inc., 8.75%, 09/01/10	500,000	570,932
HCA, Inc., 6.30%, 10/01/12	400,000	400,205
HCA, Inc., 7.58%, 09/15/25	175,000	171,541
Health Net, Inc., 8.38%, 04/15/11	295,000	344,906
Leiner Health Products, 11.00%, 06/01/12 (c)	60,000	61,950
Medcath Holdings Corp., 9.88%, 07/15/12 (c)	95,000	95,910
National Nephrology Association, 9.00%, 11/01/11 (c)	40,000	45,800
Schering-Plough Corp., 5.30%, 12/01/13	100,000	98,204
Team Health, INC., 9.00%, 04/01/12 (c)	185,000	177,600
Tenet Healthcare Corp., 6.88%, 11/15/31	400,000	314,000

		2,690,497

Hotels/ Casinos (1.7%)
Harrahs Entertainment, 8.00%, 02/01/11	135,000	152,394
Harrahs Operating Co., Inc., 5.50%, 07/01/10 (c)	185,000	185,926
Hilton Hotels Corp., 7.63%, 12/01/12	635,000	682,625
HMH Properties, Inc., Series B, 7.88%, 08/01/08	300,000	307,500
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	138,213
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	294,000
MGM Mirage, Inc., 8.50%, 09/15/10	190,000	205,200
Park Place Entertainment, 7.88%, 12/15/05	350,000	367,938
Park Place Entertainment, 7.50%, 09/01/09	700,000	736,749
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	157,875
Starwood Hotels & Resorts, 7.88%, 05/01/12	35,000	37,450

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Hotels/ Casinos (continued)
Station Casinos, Inc., 6.00%, 04/01/12	$150,000	$145,125
Station Casinos, Inc., 6.50%, 02/01/14	295,000	283,938
Venetian Casino/ LV Sands, 11.00%, 06/15/10	180,000	207,900

		3,902,833

Insurance (0.6%)
Allianz Finance II B.V., 6.13%, 05/31/22 (EUR)	120,000	157,868
Anthem Insurance, 9.13%, 04/01/10 (c)	240,000	294,372
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	280,021
Hartford Financial Services Group, 2.38%, 06/01/06	40,000	39,351
Hartford Financial Services Group, 7.90%, 06/15/10	275,000	318,680
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	174,709

		1,265,001

Internet (0.0%)
Exodus Communications, Inc., 11.63%, 07/15/10 (f)(g)(h)(i)	127,998	0
Rhythms Netconnections, 14.00%, 02/15/10 (f)(g)(h)(i)	367,351	0

Machinery-Construction & Mining (0.2%)
Flowserve Corp., 12.25%, 08/15/10	129,000	146,093
Manitowoc Co., Inc., 10.50%, 08/01/12	330,000	377,850

		523,943

Manufacturing (1.0%)
Amsted Industries, Inc., 10.25%, 10/15/11 (c)	285,000	309,225
Honeywell International, 6.13%, 11/01/11	150,000	160,936
Hutchison Whamp International., Ltd., 6.50%, 02/13/13 (c)	145,000	145,110
Interface, Inc., 7.30%, 04/01/08	55,000	54,519
Interface, Inc., 10.38%, 02/01/10	60,000	66,900
Interface, Inc., 9.50%, 02/01/14 (c)	225,000	223,875
Koppers, Inc., 9.88%, 10/15/13	70,000	76,650
NMHG Holding Co., 10.00%, 05/15/09	200,000	220,000
TriMas Corp., 9.88%, 06/15/12	200,000	212,000
Tyco International Group SA, 6.75%, 02/15/11	150,000	162,987
Xerox Corp., 7.13%, 06/15/10	540,000	550,801

		2,183,003

Medical Instruments (0.3%)
Fisher Scientific International, 8.13%, 05/01/12	273,000	292,110
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	369,250

		661,360

Medical Products (0.1%)
VWR International, Inc., 6.88%, 04/15/12 (c)	95,000	95,356
VWR International, Inc., 8.00%, 04/15/14 (c)	120,000	123,000

		218,356

Metals (0.1%)
Inco Ltd., 7.75%, 05/15/12	120,000	136,488
Inco Ltd., 7.20%, 09/15/32	165,000	173,853

		310,341

Mortgage Backed Securities (0.4%)
Centex Home Equity Series 2004-A, Class AF1, 2.03%, 06/25/19	481,690	480,394
Centex Home Equity Series 2004-B, Class AF1, 1.83%, 09/25/19	539,056	536,101

		1,016,495

Multimedia (0.4%)
AOL Time Warner, Inc., 6.63%, 05/15/29	330,000	320,236
AOL Time Warner, Inc., 7.63%, 04/15/31	105,000	113,625
News America Holdings, Inc., 8.88%, 04/26/23	240,000	299,828
Vivendi Universal, 9.25%, 04/15/10	85,000	100,466

		834,155

Oil & Gas (4.0%)
Amerada Hess Corp., 7.88%, 10/01/29	315,000	340,295
Chesapeake Energy Corp., 7.50%, 09/15/13	565,000	587,599
CITGO Petroleum Corp., 11.38%, 02/01/11	200,000	232,000
Conoco, Inc., 6.95%, 04/15/29	235,000	258,723
Consolidated Natural Gas Co., Series A, 5.00%, 03/01/14	165,000	158,074
El Paso Production Holdings, 7.75%, 06/01/13	430,000	394,525
Empresa Nacional del Petroleo, 6.75%, 11/15/12	230,000	246,855
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	330,000	352,440
Gaz Capital SA, 8.63%, 04/28/34 (c)	440,000	426,250
Hanover Compressor Co., 8.63%, 12/15/10 (c)	10,000	10,350
Hanover Equipment Trust, Series A, 8.50%, 09/01/08	285,000	301,388
Hilcorp Energy, 10.50%, 09/01/10 (c)	215,000	232,738
Husky Oil Ltd., 8.90%, 08/15/28	525,000	592,361

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Kerr-McGee Corp., 6.88%, 09/15/11	$45,000	$48,409
Kerr-McGee Corp., 7.88%, 09/15/31	225,000	248,170
Magnum Hunter Resources, 9.60%, 03/15/12	45,000	49,500
Marathon Oil Corp., 6.80%, 03/15/32	95,000	98,502
Nexen, Inc., 5.05%, 11/20/13	165,000	158,244
Nortek Holdings, Inc., 7.82%, 05/15/11 (c)	435,000	348,000
Pemex Project Funding Master Trust, 6.63%, 04/04/10 (EUR)	250,000	319,827
Pemex Project Funding Master Trust, 2.82%, 06/15/10 (c)(e)	570,000	572,564
Pemex Project Funding Master Trust, 9.13%, 10/13/10	720,000	824,399
Pemex Project Funding Master Trust, 7.38%, 12/15/14	175,000	178,500
Pemex Project Funding Master Trust, 8.63%, 02/01/22	170,000	176,800
Petro Stopping Centers, 9.00%, 02/15/12 (c)	185,000	183,150
Petro-Canada, 5.35%, 07/15/33	115,000	97,909
Petroleos Mexicanos, 8.63%, 12/01/23	250,000	257,500
Petroleos Mexicanos, 9.50%, 09/15/27	300,000	343,500
Plains Exploration & Production Co., 7.13%, 06/15/14 (c)	75,000	76,313
RAS Laffan Liquid Natural Gas, 8.29%, 03/15/14 (c)	220,000	246,400
Tesoro Petroleum Corp., 9.63%, 04/01/12	310,000	347,975
Vintage Petroleum, Inc., 7.88%, 05/15/11	345,000	353,625

		9,062,885

Packaging/ Containers (0.8%)
Graphic Packaging International, 9.50%, 08/15/13	250,000	271,250
Huntsman Packaging Corp., 13.00%, 06/01/10	270,000	241,650
Norampac Inc., 6.75%, 06/01/13	100,000	98,000
Owens-Illinois, Inc., 7.50%, 05/15/10	500,000	490,001
Owens-Illinois, Inc., 7.75%, 05/15/11	185,000	192,400
Owens-Illinois, Inc., 8.75%, 11/15/12	55,000	59,675
Packaging Co. of America, 5.75%, 08/01/13	100,000	99,160
Sealed Air Corp., 5.63%, 07/15/13 (c)	175,000	172,868
Tekni-Plex, Inc., 8.75%, 11/15/13 (c)	80,000	76,400
Tekni-Plex, Inc., Series B, 12.75%, 06/15/10	200,000	192,000

		1,893,404

Paper & Forest Products (1.0%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10	455,000	479,766
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	125,000	121,804
Bowater, Inc., 7.95%, 11/15/11	300,000	309,893
Georgia-Pacific Corp., 8.88%, 02/01/10	360,000	407,700
International Paper Co., 4.25%, 01/15/09	110,000	108,133
Pindo Deli Financial Mauritius, 10.75%, 10/01/07 (f)	1,520,000	399,000
Sappi Papier Holding AG, 6.75%, 06/15/12 (c)	95,000	101,377
Tjiwi Kimia Finance Mauritius, 10.00%, 08/01/04 (f)	395,000	147,138
Tjiwi Kimia International BV, 13.25%, 08/01/49 (f)	610,000	227,225

		2,302,036

Pharmacy Services (0.2%)
Amerisourcebergen Corp., 8.13%, 09/01/08	520,000	560,300

Pipelines (0.9%)
Centerpoint Energy, 7.75%, 02/15/11	95,000	105,552
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	450,000	483,750
GulfTerra Energy Partners, LP, 6.25%, 06/01/10	520,000	525,200
GulfTerra Energy Partners, LP, 10.63%, 12/01/12	124,000	147,560
Pacific Energy Partners, 7.13%, 06/15/14 (c)	150,000	152,250
Panhandle Eastern Pipeline, 2.75%, 03/15/07 (c)	35,000	33,586
Southern Natural Gas Co., 8.88%, 03/15/10	185,000	202,113
Texas Eastern Transmission, 7.00%, 07/15/32	85,000	88,867
The Williams Cos., Inc., 7.88%, 09/01/21	255,000	245,438
Transcontinental Gas Pipe Line Corp., Series B, 8.88%, 07/15/12	95,000	107,350

		2,091,666

Printing & Publishing (0.4%)
Dex Media East, LLC, 12.13%, 11/15/12	160,000	186,800
Dex Media West, LLC, 9.88%, 08/15/13 (c)	75,000	82,313
Dex Media, Inc., 9.68%, 11/15/13 (c)	305,000	196,725
PEI Holdings, Inc., 11.00%, 03/15/10	125,000	145,000
Primedia, Inc., 8.88%, 05/15/11	255,000	252,450
VNU NV, 6.63%, 05/30/07 (EUR)	100,000	131,372

		994,660

Real Estate (0.9%)
CB Richard Ellis, 11.25%, 06/15/11	300,000	342,000
EOP Operating, LP, 4.75%, 03/15/14	25,000	23,033
EOP Operating, LP, 7.25%, 06/15/28	130,000	134,665
EOP Operating, LP, 7.88%, 07/15/31	50,000	55,801
Istar Financial, Inc., 7.00%, 03/15/08	40,000	42,445
Istar Financial, Inc., 8.75%, 08/15/08	491,000	543,058

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Real Estate (continued)
LNR Property Corp., 7.63%, 07/15/13	$200,000	$199,000
World Financial, 6.91%, 09/01/13 (c)	644,585	700,783

		2,040,785

Real Estate Investment Trust (0.1%)
Reckson Operating Partnership, 5.15%, 01/15/11	110,000	106,553
Rouse Co., 3.63%, 03/15/09	70,000	66,503
Rouse Co., 5.38%, 11/26/13	30,000	28,980

		202,036

Rental Auto/ Equipment (0.3%)
Hertz Corp., 7.63%, 08/15/07	265,000	284,012
United Rentals NA INC., 7.75%, 11/15/13	195,000	184,275
United Rentals NA, Inc., 6.50%, 02/15/12 (c)	185,000	174,825

		643,112

Retail (0.7%)
Delhaize America, Inc., 8.13%, 04/15/11	265,000	289,255
Federated Department Stores, 6.90%, 04/01/29	215,000	223,049
General Nutrition Center, 8.50%, 12/01/10 (c)	135,000	140,063
Penney (JC) Co., Inc., 7.60%, 04/01/07	55,000	59,331
Penney (JC) Co., Inc., 8.00%, 03/01/10	20,000	22,350
Penney (JC) Co., Inc., 9.00%, 08/01/12	120,000	141,600
Rayovac Corp., 8.50%, 10/01/13	150,000	157,499
Rite Aid Corp., 7.13%, 01/15/07	150,000	153,375
Rite Aid Corp., 8.13%, 05/01/10	55,000	57,888
Toys “R” US, Inc., 7.88%, 04/15/13	105,000	105,394
Toys “R” Us, Inc., 7.38%, 10/15/18	150,000	138,563
Yum! Brands, Inc., 8.88%, 04/15/11	130,000	156,875

		1,645,242

Steel Manufacturing/ Products (0.1%)
United States Steel Corp., 9.75%, 05/15/10	147,000	162,803

Telecommunications (2.6%)
American Tower Corp., 9.38%, 02/01/09	225,000	240,188
American Tower Corp., 7.50%, 05/01/12 (c)	135,000	130,613
AT&T Corp., 6.75%, 11/21/06 (EUR)	100,000	128,548
AT&T Corp., 8.75%, 11/15/31	220,000	214,745
AT&T Wireless Services, Inc., 8.75%, 03/01/31	115,000	140,204
Axtel SA, 11.00%, 12/15/13 (c)	285,000	270,038
Centennial Communications Corp, 8.13%, 02/01/14 (c)	280,000	259,700
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	73,729
Deutsche Telekom, 8.75%, 06/15/30	170,000	206,913
Deutsche Telekom International Finance, 8.13%, 05/29/12 (EUR)	160,000	236,600
France Telecom, 9.50%, 03/01/31	85,000	106,677
France Telecom SA, 7.00%, 12/23/09 (EUR)	90,000	123,507
France Telecom SA, 8.13%, 01/28/33 (EUR)	90,000	138,132
GTE Corp., 6.94%, 04/15/28	245,000	250,029
Metro PCS, Inc., 10.75%, 10/01/11	225,000	244,125
Nextlink Communications, Inc., 10.38%, 06/01/09 (f)(g)(j)	350,000	0
Nextlink Communications, Inc., 12.25%, 06/01/09 (f)(g)(j)	500,000	0
Nortel Networks Ltd., 6.13%, 02/15/06	215,000	216,075
Olivetti Finance NV, 5.88%, 01/24/08 (EUR)	150,000	194,643
Primus Telecomm Group, 8.00%, 01/15/14 (c)	405,000	356,400
Qwest Communications International, 4.75%, 02/15/09 (c)(e)	210,000	196,350
Qwest Corp., 6.63%, 09/15/05	75,000	76,500
Qwest Corp., 13.00%, 12/15/07 (c)	235,000	267,900
Qwest Corp., 5.63%, 11/15/08	45,000	43,988
Rural Cellular Corp., 6.02%, 03/15/10 (c)(e)	120,000	123,600
Satelites Mexicanos SA de CV, 10.13%, 11/01/04 (f)	617,000	259,140
SBA Communications Corp., 10.25%, 02/01/09	420,000	430,499
Sprint Capital Corp., 8.38%, 03/15/12	150,000	172,399
Sprint Capital Corp., 8.75%, 03/15/32	40,000	46,611
Telecom Italia, 4.00%, 11/15/08 (c)	110,000	108,058
TPSA, 6.63%, 03/01/06 (EUR)	100,000	128,113
Ubiquitel Operating Co., 10.36%, 04/15/10	75,000	74,250
US Unwired, Inc., 10.00%, 06/15/12 (c)	145,000	146,450
Verizon Global Funding Corp., 7.75%, 12/01/30	225,000	252,716
Verizon New England, 6.50%, 09/15/11	10,000	10,655

		5,868,095

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	40,000	44,382
Oxford Industries, Inc., 8.88%, 06/01/11 (c)	100,000	105,500
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	80,053

		229,935

Tobacco (0.2%)
Altria Finance Ltd., 5.63%, 06/24/08 (EUR)	90,000	112,126
Altria Group, Inc., 7.00%, 11/04/13	65,000	66,191

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

CORPORATE BONDS (continued)
Tobacco (continued)
Altria Group, Inc., 7.75%, 01/15/27	$125,000	$127,808
BAT International. Finance, PLC, 4.88%, 02/25/09 (EUR)	160,000	198,121

		504,246

Transportation Services (0.3%)
CHC Helicopter Corp., 7.38%, 05/01/14 (c)	255,000	250,538
Fedex Corp., 2.65%, 04/01/07 (c)	110,000	106,820
Laidlaw International, Inc., 10.75%, 06/15/11	275,000	300,093

		657,451

Utilities/ Power Producers (2.8%)
AES Corp., 9.38%, 09/15/10	53,000	56,511
AES Corp., 7.75%, 03/01/14	95,000	91,319
AES Corp., 9.00%, 05/15/15 (c)	305,000	326,731
Allegheny Energy, Inc., 7.75%, 08/01/05	200,000	207,000
Appalachian Power, Co., 5.95%, 05/15/33	40,000	36,883
Arizona Public Service Co., 5.80%, 06/30/14	115,000	115,111
BRL Universal Equipment, 8.88%, 02/15/08	325,000	348,156
Calpine Corp., 8.50%, 07/15/10 (c)	320,000	264,800
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	65,000	66,457
Cincinnati Gas & Electric Co., 5.40%, 06/15/33	80,000	69,196
CMS Energy Corp., 7.50%, 01/15/09	150,000	149,250
CMS Energy Corp., 8.50%, 04/15/11	455,000	464,100
Columbus Southern Power Co., Series D, 6.60%, 03/01/33	35,000	35,660
Detroit Edison Co., 6.13%, 10/01/10	85,000	90,586
Entergy Gulf States, 3.60%, 06/01/08	65,000	62,716
Exelon Corp., 6.75%, 05/01/11	210,000	228,380
GIE Suez Alliance, 5.50%, 02/20/09 (EUR)	80,000	103,015
Monongahela Power Co., 5.00%, 10/01/06	170,000	173,573
MSW Energy Holdings, 7.38%, 09/01/10 (c)	185,000	184,075
MSW Energy Holdings, 8.50%, 09/01/10	45,000	47,588
National Grid Transco, PLC, 5.00%, 07/02/18 (EUR)	110,000	127,811
Nevada Power Co., 9.00%, 08/15/13 (c)	415,000	451,313
NiSource Finance Corp., 7.63%, 11/15/05	155,000	164,424
Ohio Edison Co., 5.45%, 05/01/15	275,000	261,656
Ohio Power Co., 6.60%, 02/15/33	150,000	153,224
Pacific Gas & Electric, 6.05%, 03/01/34	215,000	202,220
PSEG Energy Holdings, 7.75%, 04/16/07	495,000	518,512
RWE Finance BV, 5.50%, 10/26/07 (EUR)	90,000	116,398
Southern Cal Edison, 5.00%, 01/15/14	25,000	24,322
Texas-New Mexico Power, 6.25%, 01/15/09	90,000	90,314
TNP Enterprises, Inc., 10.25%, 04/01/10	370,000	382,950
TXU Corp., 4.81%, 11/15/12	300,000	300,129
TXU Corp., Series J, 6.38%, 06/15/06	65,000	68,454
TXU Energy Co., 7.00%, 03/15/13	140,000	152,453
Westar Energy, Inc., 6.00%, 07/01/14	220,000	223,514
Wisconsin Electric Power Co., 5.63%, 05/15/33	60,000	56,040

		6,414,841

Total Corporate Bonds		80,946,703

CASH EQUIVALENTS (20.7%)
Federal Home Loan Bank Discount Notes (10.5%)
1.02%, 08/20/04	6,900,000	6,887,635
1.02%, 08/25/04	7,000,000	6,986,203
1.02%, 09/03/04	10,000,000	9,976,179

		23,850,017

Federal National Mortgage Association Discount Notes (10.0%)
1.02%, 07/12/04	4,300,000	4,298,345
1.02%, 07/14/04	5,000,000	4,997,725
1.02%, 08/18/04	3,500,000	3,493,980
1.02%, 09/08/04	10,000,000	9,974,320

		22,764,370

U.S. Treasury Bills (0.2%)
1.01%, 07/15/04 (h)	400,000	399,854
1.01%, 09/23/04 (h)	100,000	99,699

		499,553

Total Cash Equivalents		47,113,940

SOVEREIGN BONDS (19.8%)
Argentina (0.3%)
Republic of Argentina, 0.00%, 04/10/05 (b)	570,000	190,950
Republic of Argentina, 0.00%, 04/07/09 (b)	845,000	240,825
Republic of Argentina, 0.00%, 03/15/10 (b)	140,000	41,300
Republic of Argentina, 0.00%, 06/15/15 (b)	50,000	14,750
Republic of Argentina, 0.00%, 01/30/17 (b)	95,000	27,550
Republic of Argentina, 0.00%, 02/01/20 (b)	20,000	5,600

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

SOVEREIGN BONDS (continued)
Argentina (continued)
Republic of Argentina, 0.00%, 03/31/23 (b)	$315,000	$159,863
Republic of Argentina, 2.06%, 03/31/23	160,000	80,800

		761,638

Brazil (2.0%)
Federal Republic of Brazil, 11.25%, 07/26/07	540,000	581,850
Federal Republic of Brazil, 14.50%, 10/15/09	880,000	1,025,200
Federal Republic of Brazil, 6.00% 04/15/24	200,000	156,500
Federal Republic of Brazil, 8.88%, 04/15/24 (e)	610,000	494,100
Federal Republic of Brazil, 11.00%, 08/17/40	810,000	763,425
Federal Republic of Brazil C-Bond, 8.00%, 04/15/14	1,606,695	1,466,109

		4,487,184

Bulgaria (0.2%)
Republic of Bulgaria, 8.25%, 01/15/15	310,000	361,460
Republic of Bulgaria, 8.25%, 01/15/15	99,000	115,088

		476,548

Canada (0.6%)
Canadian Govt., 3.00%, 06/01/06 (CAD)	1,200,000	890,367
Canadian Govt., 5.25%, 06/01/12 (CAD)	700,000	537,529

		1,427,896

Columbia (0.2%)
Republic of Columbia, 9.75%, 04/09/11	388,185	428,945

France (1.4%)
Government of France, 6.50%, 04/25/11 (EUR)	2,350,000	3,289,855

Germany (3.7%)
Bundes Republic of Deutschland, 5.63%, 01/04/28 (EUR)	3,820,000	5,106,749
Treuhananstalt, 7.50%, 09/09/04 (EUR)	2,650,000	3,254,971

		8,361,720

Italy (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29 (EUR)	120,000	149,991

Ivory Coast (0.0%)
Ivory Coast, 2.00%, 03/29/18 (b)	285,000	39,900

Japan (0.2%)
Japanese Government, 0.80%, 03/20/13 (JPY)	50,000,000	427,528

Korea (0.7%)
Republic of Korea, 5.30%, 10/05/05 (c)	710,000	715,006
Republic of Korea, 5.30%, 10/05/05	890,000	900,039

		1,615,045

Malaysia (0.4%)
Malaysia, 8.75%, 06/01/09	810,000	952,074

Mexico (2.0%)
United Mexican States, 10.38%, 02/17/09	190,000	229,520
United Mexican States, 8.38%, 01/14/11	2,130,000	2,406,899
United Mexican States, 11.38%, 09/15/16	360,000	503,100
United Mexican States, 8.13%, 12/30/19	570,000	609,900
United Mexican States, 8.00%, 09/24/22	205,000	212,893
United Mexican States, 11.50%, 05/15/26	390,000	546,780

		4,509,092

Nigeria (0.2%)
Central Bank Of Nigeria, 6.25%, 11/15/20	500,000	421,750

Panama (0.2%)
Republic of Panama, 9.63%, 02/08/11	180,000	197,550
Republic of Panama, 9.38%, 04/01/29	240,000	265,800

		463,350

Peru (0.3%)
Republic of Peru, 9.88%, 02/06/15	515,000	538,175
Republic of Peru, 8.38%, 05/03/16	120,000	111,600

		649,775

Philippines (0.5%)
Republic of Philippines, 8.88%, 03/17/15	880,000	847,000
Republic of Philippines, 9.88%, 01/15/19	330,000	328,350

		1,175,350

Qatar (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	234,175

Russia (2.6%)
Russian Federation, 8.25%, 03/31/10	490,000	532,238
Russian Federation, 11.00%, 07/24/18	921,000	1,161,381
Russian Federation, 12.75%, 06/24/28	940,000	1,367,700
Russian Federation, 7.85%, 03/31/30	3,171,948	2,895,988

		5,957,307

Spain (1.5%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09 (EUR)	2,250,000	2,927,084
Bonos Y Oblig Del Estado, 6.15%, 01/31/13 (EUR)	330,000	456,324

		3,383,408

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

SOVEREIGN BONDS (continued)
Sweden (0.3%)
Swedish Government, 5.00%, 01/28/09 (SEK)	$4,500,000	$621,629

Tunisia (0.1%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	119,900

Turkey (0.7%)
Republic of Turkey, 11.50%, 01/23/12	400,000	448,000
Republic of Turkey, 11.00%, 01/14/13	1,020,000	1,111,800

		1,559,800

United Kingdom (1.0%)
UK Treasury, 8.50%, 12/07/05 (GBP)	1,250,000	2,382,950

Venezuela (0.5%)
Republic of Venezuela, 10.75%, 09/19/13	810,000	797,850
Republic of Venezuela, 9.25%, 09/15/27	460,000	388,700

		1,186,550

Total Sovereign Bonds		45,083,360

U.S. GOVERNMENT AGENCIES (10.8%)
Federal Home Loan Mortgage Corporation (0.4%)
5.13%, 11/07/13	990,000	969,184
IOETTE, Series 1103, Class N, 1156.50%, 06/15/21	31	61

		969,245

Federal National Mortgage Association (10.4%)
4.50%, 07/01/18 TBA, (d)	2,150,000	2,100,281
5.00%, 07/01/18 TBA, (d)	3,200,000	3,203,002
5.50%, 07/01/33 TBA, (d)	3,175,000	3,159,125
5.50%, 08/01/19 TBA, (d)	2,700,000	2,750,625
5.50%, 08/01/33 TBA, (d)	2,000,000	1,983,124
6.00%, 07/01/32 TBA, (d)	5,350,000	5,438,606
6.00%, 08/01/32 TBA, (d)	1,300,000	1,348,750
6.50%, 07/01/32 TBA, (d)	3,550,000	3,695,330

		23,678,843

Total U.S. Government Agencies		24,648,088

MORTGAGE-BACKED OBLIGATIONS (9.6%)
Federal Home Loan Mortgage Corporation (2.1%)
Gold, Pool #C00712, 6.50%, 02/01/29	70,392	73,563
Gold, Pool #C01104, 8.00%, 12/01/30	109,012	118,376
Gold, Pool #C01132, 8.00%, 01/01/31	134,221	145,750
Gold, Pool #C01150, 8.00%, 02/01/31	76,220	82,767
Gold, Pool #C01385, 6.50%, 08/01/32	7,097	7,402
Gold, Pool #C29808, 8.00%, 08/01/29	61,600	66,942
Gold, Pool #C37329, 8.00%, 03/01/30	3,360	3,649
Gold, Pool #C39060, 8.00%, 06/01/30	8,833	9,592
Gold, Pool #C41333, 7.50%, 08/01/30	56,970	61,380
Gold, Pool #C41531, 8.00%, 08/01/30	33,687	36,581
Gold, Pool #C42327, 8.00%, 09/01/30	5,596	6,077
Gold, Pool #C44964, 7.50%, 11/01/30	158,276	170,529
Gold, Pool #C46101, 6.50%, 08/01/29	492,141	514,311
Gold, Pool #C46763, 8.00%, 01/01/31	7,077	7,690
Gold, Pool #C46946, 8.00%, 01/01/31	23,896	25,949
Gold, Pool #C47256, 8.00%, 02/01/31	3,106	3,372
Gold, Pool #C48997, 8.00%, 03/01/31	174,212	189,177
Gold, Pool #C49587, 8.00%, 03/01/31	167,456	181,784
Gold, Pool #C50477, 8.00%, 04/01/31	63,678	69,127
Gold, Pool #C53381, 8.00%, 06/01/31	17,268	18,751
Gold, Pool #C53597, 8.00%, 06/01/31	157,532	171,010
Gold, Pool #C53657, 8.00%, 06/01/31	68,587	74,455
Gold, Pool #C60019, 7.50%, 11/01/31	21,276	22,915
Gold, Pool #C67851, 7.50%, 06/01/32	385,261	414,440
Gold, Pool #C69951, 6.50%, 08/01/32	238,617	248,883
Gold, Pool #C70690, 6.50%, 09/01/32	561,921	586,097
Gold, Pool #C70834, 6.50%, 09/01/32	320,318	334,100
Gold, Pool #C70981, 6.50%, 09/01/32	474,052	494,448
Gold, Pool #C90381, 7.50%, 11/01/20	3,694	3,983
Pool #170271, 12.00%, 08/01/15	525,572	591,008

		4,734,108

Federal National Mortgage Association (6.4%)
Pool #251752, 6.50%, 06/01/28	295,538	308,540
Pool #252009, 6.50%, 07/01/28	666,700	696,032
Pool #253113, 7.50%, 03/01/30	56,465	60,556
Pool #253673, 7.50%, 03/01/31	81,321	87,178
Pool #253674, 8.00%, 03/01/31	6,994	7,605
Pool #254702, 7.00%, 03/01/33	391,002	412,668
Pool #255116, 6.50%, 01/01/34	670,807	698,968
Pool #323320, 6.50%, 10/01/28	127,602	133,215
Pool #323591, 6.50%, 03/01/29	483,535	504,808
Pool #346286, 6.50%, 05/01/26	161,916	169,441

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

MORTGAGE-BACKED OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
Pool #370191, 6.50%, 01/01/27	$6,458	$6,759
Pool #415967, 6.50%, 10/01/28	257,089	268,400
Pool #437281, 6.50%, 09/01/28	76,620	79,991
Pool #456669, 6.50%, 01/01/29	2,903	3,030
Pool #457953, 6.50%, 01/01/29	199,127	207,888
Pool #482616, 6.50%, 02/01/29	455,288	475,091
Pool #50946, 6.50%, 12/01/23	50,763	53,259
Pool #511954, 7.50%, 10/01/29	87,960	94,322
Pool #515828, 8.00%, 10/01/29	42,720	46,501
Pool #517874, 7.50%, 02/01/30	100,264	107,485
Pool #519145, 7.50%, 10/01/29	52,807	56,626
Pool #523284, 7.50%, 11/01/29	27,276	29,249
Pool #527589, 7.50%, 01/01/30	39,841	42,723
Pool #535399, 8.00%, 07/01/30	92,726	100,821
Pool #535533, 8.00%, 10/01/30	358,038	389,296
Pool #540017, 8.00%, 05/01/30	8,013	8,712
Pool #540091, 7.50%, 06/01/30	37,307	39,993
Pool #545239, 8.00%, 09/01/31	135,590	147,427
Pool #545551, 8.00%, 04/01/32	82,869	90,104
Pool #545604, 8.00%, 09/01/31	47,399	51,595
Pool #555254, 6.50%, 01/01/33	2,331,727	2,431,662
Pool #555533, 6.50%, 04/01/33	229,281	239,108
Pool #564222, 7.00%, 12/01/30	8,694	9,201
Pool #564363, 8.00%, 01/01/31	14,076	15,305
Pool #564993, 7.50%, 03/01/31	61,959	66,422
Pool #569762, 7.00%, 02/01/31	25,336	26,814
Pool #576112, 7.00%, 05/01/31	10,266	10,856
Pool #577304, 7.50%, 04/01/31	38,074	40,806
Pool #577407, 7.50%, 07/01/31	68,064	72,948
Pool #580822, 7.00%, 05/01/31	10,439	11,039
Pool #583912, 6.50%, 05/01/31	601,702	627,490
Pool #596466, 6.50%, 08/01/31	25,247	26,329
Pool #606566, 7.50%, 10/01/31	146,549	157,065
Pool #613017, 8.00%, 03/01/31	14,135	15,386
Pool #614544, 8.00%, 07/01/31	126,881	137,821
Pool #630601, 7.00%, 05/01/32	545,892	576,140
Pool #639119, 7.00%, 08/01/32	23,390	24,686
Pool #642656, 7.00%, 07/01/32	238,441	251,653
Pool #651875, 6.50%, 08/01/32	166,168	173,145
Pool #661427, 6.50%, 09/01/32	642,730	669,717
Pool #663285, 6.50%, 09/01/32	7,820	8,149
Pool #666097, 7.00%, 10/01/32	263,352	277,944
Pool #667591, 6.50%, 10/01/32	567,365	591,187
Pool #667599, 6.50%, 10/01/32	84,054	87,583
Pool #684746, 7.00%, 04/01/33	141,236	149,065
Pool #738581, 6.50%, 10/01/32	86,982	90,709
Pool #741875, 6.50%, 09/01/33	70,652	73,618
Pool #751150, 6.50%, 01/01/34	359,416	374,505
Pool #759607, 7.00%, 01/01/34	643,839	679,532
Pool #770753, 7.00%, 04/01/34	719,380	760,741
Pool #776904, 7.00%, 11/01/29	561,856	595,503

		14,650,412

Government National Mortgage Association (1.1%)
Pool #780141, 10.00%, 12/15/20	377,146	421,619
Pool #780349, 10.00%, 09/15/21	450,738	503,653
Pool #780378, 11.00%, 01/15/19	439,363	495,267
Pool #780699, 9.50%, 12/15/17	401,321	452,411
Pool #780709, 11.00%, 01/15/21	466,616	525,607

		2,398,557

Total Mortgage-Backed Obligations		21,783,077

U.S. TREASURY OBLIGATIONS (9.4%)
U.S. Treasury Notes (9.4%)
6.50%, 02/15/10	4,450,000	5,014,247
8.13%, 08/15/19	2,025,000	2,652,118
5.71%, 02/15/25	4,500,000	1,412,060
5.73%, 02/15/25	2,800,000	875,098
7.63%, 02/15/25	500,000	641,621
5.74%, 05/15/25	1,700,000	522,810
6.13%, 08/15/29	9,250,000	10,174,999

Total U.S. Treasury Obligations		21,292,953

INTEREST ONLY BONDS (1.0%)
Federal Home Loan Mortgage Corporation (0.4%)
6.00%, 04/15/32	3,057,302	625,140
7.00%, 07/15/33	1,328,787	319,015

		944,155

Federal National Mortgage Association (0.6%)
5.50%, 05/25/27	3,439,168	286,876
6.00%, 08/25/32	1,050,093	192,525
6.00%, 05/25/33	1,019,373	154,676
6.00%, 06/25/33	973,297	165,989
3.47%, 11/25/33	454,823	456,703

		1,256,769

Total Interest Only Bonds		2,200,924

WARRANTS (0.0%)
Banking (0.0%)
Central Bank of Nigeria, 11/15/20	500	$0

Foreign Government (0.0%)
Republic of Venezuela, 0.00%, 04/15/20	1,150	0

Total Warrants		0

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

REPURCHASE AGREEMENTS (2.2%)
Banks (2.2%)
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,982,571 (Fully collateralized by AA Corporate Bonds and U.S. Agency Mortgages)	$2,982,448	$2,982,448

CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,012,950 (Fully collateralized by AA Corporate Bonds)	2,012,867	2,012,867

Total Repurchase Agreements		4,995,315

Short-Term Securities Held as Collateral for Securities Lending (12.1%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	27,492,048	27,492,048

Total Short-Term Securities Held as Collateral for Securities Lending		27,492,048

Total Investments (Cost $269,669,297) (a) — 121.0%		275,556,408
Liabilities in excess of other assets — (21.0)%		(47,828,837)

NET ASSETS — 100.0%		$227,727,571

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,964,513
Unrealized depreciation	(3,077,402)

Net unrealized appreciation (depreciation)	$5,887,111

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(d)	Mortgage Dollar Rolls.

(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on June 30, 2004.

(f)	Security in default.

(g)	Fair Valued Security.

(h)	Security has filed for bankruptcy protection.

(i)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

C-Bond	Capitalization Bond

AUD	Principal amount denominated in Australian Dollar.

CAD	Principal amount denominated in Canadian Dollar.

EUR	Principal amount denominated in Euro.

GBP	Principal amount denominated in British Pound.

JPY	Principal amount denominated in Japanese Yen.

SEK	Principal amount denominated in Swedish Krone.

TBA	To Be Announced

At June 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)

Short Contract:
Euro	07/26/04	$404,073	$413,420	$(9,347)
Euro	09/28/04	252,720	252,714	6
British Pound	08/24/04	369,180	378,939	(9,759)
Swedish Krone	09/21/04	394,690	397,804	(3,114)
Swiss Franc	07/22/04	268,199	279,665	(11,466)

Total Short Contracts		$1,688,862	$1,722,542	$(33,680)

Long Contracts:
Japanese Yen	08/10/04	$8,981,498	$9,024,930	$43,432

Total Long Contracts		$8,981,498	$9,024,930	$43,432

At June 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

			Market
			Value
Number of			Covered by	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

Long Contracts:
2	JGB 10 yr Bond Future	09/21/04	$2,476,286	$(25,181)
19	U.S. Long Bond Futures	09/30/04	2,021,125	39,713

Total Long Contracts			$4,497,411	$14,532

Short Contracts:
12	Euro Bond Future	09/10/04	$1,651,968	$11,151
30	U.S. 2 yr Future	09/30/04	6,316,406	(473)
114	U.S. 5 yr Future	09/30/04	12,390,975	(106,840)
65	U.S. 10 yr Future	09/30/04	7,106,328	(95,240)

Total Short Contracts			$27,465,677	$(191,402)

*	Cash pledged as collateral.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.5%)
Advertising Services (0.0%)
R. H. Donnelley Corp. (b)	7,800	$341,172

Aerospace/ Defense (1.1%)
AAR Corp. (b)	15,300	173,655
Alliant Techsystems, Inc. (b)	25,650	1,624,671
BE Aerospace, Inc. (b)	477,200	3,617,176
Curtiss-Wright Corp.	14,200	797,898
Ducommun, Inc. (b)	5,200	111,176
Esterline Technologies Corp. (b)	17,500	516,775
HEICO Corp.	8,100	147,825
Kaman Corp., Class A	28,600	400,114
Moog, Inc., Class A (b)	28,550	1,059,491
Orbital Sciences Corp. (b)	18,900	261,009
Teledyne Technologies, Inc. (b)	8,800	176,176
Triumph Group, Inc. (b)	8,900	284,177

		9,170,143

Airlines (1.2%)
Alaska Air Group, Inc. (b)	8,600	205,282
Atlantic Coast Airlines Holdings (b)	147,900	848,946
Continental Airlines, Inc., Class B (b)	215,000	2,444,550
ExpressJet Holdings, Inc. (b)	178,800	2,170,632
Northwest Airlines Corp., Class A (b)	39,900	443,688
Pinnacle Airlines Co. (b)	22,600	255,380
SkyWest, Inc.	182,476	3,176,907

		9,545,385

Alternative Power Generation (0.5%)
Calpine Corp. (b)	921,540	3,981,053

Applications Software (0.2%)
Pinnacle Systems, Inc. (b)	102,800	735,020
Progress Software Corp. (b)	14,400	312,048
SS&C Technologies, Inc.	20,650	386,155

		1,433,223

Auto Dealers (0.3%)
Lithia Motors, Inc., Class A	21,700	537,726
United Auto Group, Inc.	74,600	2,286,490

		2,824,216

Auto Parts & Equipment (1.5%)
Aftermarket Technology Corp. (b)	22,700	374,550
American Axle & Manufacturing Holdings, Inc.	8,900	323,604
Asbury Automotive Group, Inc. (b)	41,600	624,000
Collins & Aikman Corp. (b)	498,900	2,788,851
Dana Corp.	112,300	2,201,080
Keystone Automotive Industries, Inc. (b)	7,400	206,386
Navistar International Corp. (b)	79,100	3,065,916
Superior Industries International, Inc.	8,900	297,705
Tenneco Automotive, Inc. (b)	63,900	845,397
Visteon Corp.	102,000	1,190,340

		11,917,829

Banks (5.1%)
ABC Bancorp	7,200	146,448
Amcore Financial, Inc.	11,500	346,840
Americanwest Bancorp (b)	17,300	331,295
BancFirst Corp.	4,600	274,850
Bank of the Ozarks, Inc.	9,100	212,030
Banner Corp.	17,200	499,832
Capital Corp. of the West	2,200	85,448
Capitol Bancorp Ltd.	8,900	231,489
Chemical Financial Corp.	16,700	616,063
City Holding Co.	4,600	145,268
Colonial Bancgroup, Inc.	32,800	595,976
Columbia Banking System, Inc.	9,030	200,466
Community Bank System, Inc.	32,000	729,280
Community Trust Bancorp, Inc.	7,800	237,900
Corus Bankshares, Inc.	36,000	1,479,960
Cullen/ Frost Bankers, Inc.	100,700	4,506,325
East West Bancorp, Inc.	68,712	2,109,458
Financial Institutions, Inc.	2,000	49,400
First Citizens BancShares, Class A	1,100	134,200
First Oak Brook Bank	4,600	139,380
First Republic Bancorp, Inc.	15,300	659,124
First State Bancorp	16,100	494,592
FirstMerit Corp.	57,400	1,513,638
Gold Banc Corp.	79,800	1,236,900
Great Southern Bancorp, Inc.	8,000	234,000
Greater Bay Bancorp	28,600	826,540
Hanmi Financial Corp.	49,000	1,445,500
Iberiabank Corp.	24,900	1,473,582
Independent Bank Corp. (Mass.)	28,100	813,495
Independent Bank Corp. (Mich.)	28,060	712,724
International Bancshares Corp.	946	38,360
Irwin Financial Corp.	32,900	868,560
Lakeland Financial Corp.	1,100	36,850
Mainsource Financial Group, Inc.	3,330	67,599
MB Financial, Inc.	8,850	325,769
MBT Financial Corp.	16,100	293,342
Mercantile Bank Corp.	20,895	761,623
Mid-State Bancshares	18,900	444,339
Nara Bankcorp, Inc.	33,200	568,716
Old Second Bancorp, Inc.	1,800	94,950
Oriental Financial Group	18,300	495,381
Peoples Bancorp, Inc.	5,600	148,904
Provident Bankshares Corp.	18,900	545,076
R & G Finanical Corp., Class B	38,650	1,277,769
Republic Bancorp Inc., Class A	4,900	98,931
Republic Bancorp, Inc.	69,770	969,803
Royal Bancshares of Pennsylvania, Class A	5,250	130,200
SCBT Financial Corp.	4,000	120,600
Second Bancorp, Inc.	11,900	372,351
Silicon Valley Bancshares (b)	8,900	352,885
Simmons First National Corp., Class A	7,800	203,034
Sky Financial Group, Inc.	61,600	1,523,368
Southside Bancshares, Inc.	8,000	168,000
Southwest Bancorp	37,700	688,025
State Financial Services Corp.	11,500	341,090
Sterling Financial Corp.	16,150	420,385
Summit Bancshares, Inc.	8,800	256,080
Sun Bancorp, Inc. (b)	5,420	115,229

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
Taylor Capital Group, Inc.	9,800	$213,150
Texas Regional Bancshares, Inc.	67,800	3,112,698
Trico Bancshares	7,000	132,300
Umpqua Holdings Corp.	11,900	249,781
United Bankshares, Inc.	23,000	747,500
W Holding Co., Inc.	64,343	1,104,769
West Coast Bancorp	45,100	966,944
Western Sierra Bancorp (b)	3,500	108,395
Wintrust Financial Corp.	2,200	111,122

		40,955,881

Biotechnology Research & Production (0.5%)
Enzon, Inc. (b)	288,800	3,685,088
Pharmaceutical Product Development, Inc. (b)	16,200	514,674

		4,199,762

Broadcast Media/ Television (0.8%)
4Kids Entertainment, Inc. (b)	15,500	370,760
Citadel Broadcasting Corp. (b)	161,500	2,353,055
Cumulus Media, Inc. (b)	168,587	2,833,947
Mediacom Communications, Class A (b)	33,000	258,060
Sinclair Broadcast Group, Inc.	6,000	61,620
World Wrestling Entertainment, Inc.	26,000	331,500

		6,208,942

Building (2.7%)
Apogee Enterprises	141,400	1,470,560
Beazer Homes USA, Inc.	2,900	290,899
Building Materials Holding Corp.	8,100	153,333
Dominion Homes, Inc. (b)	5,600	129,360
Dycom Industries, Inc. (b)	85,600	2,396,800
Eagle Materials, Inc.	5,600	397,712
Fleetwood Enterprises, Inc. (b)	139,710	2,032,781
Genlyte Group, Inc. (b)	18,200	1,144,416
Integrated Electrical Services (b)	21,200	170,660
Lennox International, Inc.	72,500	1,312,250
Levitt Corp., Class A (b)	52,355	1,348,665
LSI Industries, Inc.	20,800	239,200
Meritage Corp. (b)	8,600	591,680
NCI Building Systems (b)	3,900	126,945
Standard Pacific Corp.	21,400	1,055,020
Texas Industries, Inc.	15,800	650,486
Thor Industries, Inc.	68,900	2,305,394
Universal Forest Products, Inc.	32,900	1,061,025
USG Corp. (b)	30,000	527,400
Watsco, Inc.	7,400	207,718
WCI Communities, Inc. (b)	35,900	800,929
York International Corp.	96,810	3,975,986

		22,389,219

Business Services (0.8%)
BISYS Group, Inc. (b)	29,500	414,770
Bowne & Co., Inc.	33,500	530,975
Catalina Marketing Corp. (b)	14,600	267,034
IKON Office Solutions, Inc.	219,600	2,518,812
infoUSA, Inc. (b)	4,900	49,686
Manpower, Inc.	25,300	1,284,481
Sotheby’s Holdings (b)	45,500	726,180
Spherion Corp. (b)	49,800	504,972
US Oncology, Inc. (b)	20,100	295,872

		6,592,782

Casinos & Gambling (0.2%)
Ameristar Casinos, Inc.	7,400	248,492
Aztar Corp. (b)	34,300	960,400
Boyd Gaming Corp.	11,500	305,555
Isle of Capris Casino (b)	8,600	150,070

		1,664,517

Chemicals (2.7%)
Crompton Corp.	88,300	556,290
Cytec Industries, Inc.	20,000	909,000
FMC Corp. (b)	22,800	982,908
Georgia Gulf Corp.	104,800	3,758,128
Great Lakes Chemical Corp.	119,500	3,233,670
H. B. Fuller Co.	27,600	783,840
Hercules, Inc. (b)	234,100	2,853,679
Millennium Chemicals, Inc. (b)	93,900	1,626,348
Minerals Technologies, Inc.	35,800	2,076,400
Newmarket Corp. (b)	20,100	431,547
NL Industries, Inc.	35,900	520,550
Octel Corp.	39,800	1,047,934
OM Group, Inc. (b)	14,000	462,140
PolyOne Corp. (b)	299,900	2,231,256
Valhi, Inc.	15,600	177,372
W.R. Grace & Co. (b)	48,800	302,560
Wellman, Inc.	35,300	286,989

		22,240,611

Coal (1.2%)
Consol Energy, Inc.	45,100	1,623,600
Massey Energy Co.	203,100	5,729,451
Peabody Energy Corp.	44,700	2,502,753

		9,855,804

Commercial Services (1.7%)
Arbitron, Inc. (b)	8,600	314,072
Century Business Services, Inc. (b)	45,800	199,688
Chemed Corp.	48,400	2,347,400
Clark, Inc. (b)	103,300	1,916,215
Coinstar, Inc. (b)	18,700	410,839
Consolidated Graphics, Inc. (b)	15,700	691,585
LodgeNet Entertainment Corp. (b)	38,700	638,550
Maximus, Inc. (b)	3,500	124,110
MemberWorks, Inc. (b)	2,200	65,164
NCO Group, Inc. (b)	129,600	3,459,024
PDI, Inc. (b)	9,600	291,168
Quanta Services, Inc. (b)	352,700	2,193,794
Sourcecorp (b)	13,700	377,024
TeleTech Holdings, Inc. (b)	37,800	331,506
Volt Information Sciences, Inc. (b)	5,600	176,456

		13,536,595

Communications Technology (1.3%)
Artesyn Technologies, Inc. (b)	75,000	675,000
CommScope, Inc. (b)	276,915	5,939,827

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Communications Technology (continued)
Harris Corp.	38,800	$1,969,100
Network Associates, Inc. (b)	108,500	1,967,105

		10,551,032

Computer Software & Services (4.8%)
Agilysys, Inc.	34,300	472,997
Ascential Software Corp. (b)	109,700	1,754,103
Aspen Technologies, Inc. (b)	21,200	153,912
Black Box Corp.	11,500	543,490
Borland Software Corp. (b)	95,600	811,644
Brocade Communications Systems, Inc. (b)	360,500	2,155,790
CACI International, Inc. (b)	6,500	262,860
Ciber, Inc. (b)	30,600	251,532
Compucom Systems, Inc. (b)	79,100	359,114
Compuware Corp. (b)	413,900	2,731,740
Electronics for Imaging, Inc. (b)	26,800	757,368
Gateway, Inc. (b)	334,700	1,506,150
Hutchinson Technology, Inc. (b)	154,100	3,789,319
Hyperion Solutions Corp. (b)	1,100	48,092
Internet Security Systems, Inc. (b)	4,000	61,360
IONA Technologies PLC ADR — IE (b)	171,200	698,496
Komag, Inc. (b)	6,800	94,996
Magma Design Automation, Inc. (b)	4,600	88,458
ManTech International Corp. (b)	68,600	1,287,622
Manugistics Group, Inc. (b)	440,800	1,441,416
Maxtor Corp. (b)	246,600	1,634,958
Mcdata Corp., Class A (b)	348,900	1,877,082
Mcdata Corp., Class B (b)	23,100	118,041
Mentor Graphics Corp. (b)	81,700	1,263,899
MRO Software, Inc. (b)	145,900	1,985,699
MTS Systems Corp.	9,700	227,465
NetIQ Corp. (b)	173,600	2,291,520
Nuance Comunications, Inc. (b)	202,000	921,120
Palmone, Inc. (b)	8,900	309,453
Parametric Technology Corp. (b)	839,100	4,195,500
Perot Systems Corp., Class A (b)	21,100	279,997
Quantum Corp. (b)	55,600	172,360
RadiSys Corp. (b)	26,800	497,676
Silicon Graphics, Inc. (b)	117,100	257,620
Silicon Storage Technology, Inc. (b)	17,000	175,100
Sykes Enterprises, Inc. (b)	18,200	137,592
THQ, Inc. (b)	97,700	2,237,330
Trizetto Group, Inc. (b)	72,100	483,070
TTM Technologies (b)	8,800	104,280
Tyler Technologies, Inc. (b)	20,900	197,714
United Online, Inc. (b)	17,600	309,936
Verity, Inc. (b)	15,000	202,650

		39,150,521

Computer Technology (0.4%)
Advanced Digital Information Corp. (b)	133,900	1,298,830
Intergraph Corp. (b)	86,900	2,247,234

		3,546,064

Construction (0.8%)
MasTec, Inc. (b)	319,000	1,732,170
Terex Corp. (b)	117,500	4,010,275
Washington Group International, Inc. (b)	25,600	918,784

		6,661,229

Consulting Services (0.5%)
Bearingpoint, Inc. (b)	133,300	1,182,371
Charles River Associates, Inc. (b)	4,600	142,370
Gartner Group, Inc., Class A (b)	54,500	720,490
Modem Media Poppe Tyson, Inc. (b)	252,796	1,329,707
Tetra Technology, Inc. (b)	35,731	583,130

		3,958,068

Consumer Products (1.1%)
American Greetings Corp. (b)	9,800	227,164
Applica, Inc. (b)	14,200	126,380
Central Garden & Pet Co. (b)	33,200	1,187,564
CSS Industries, Inc.	4,000	140,160
Elizabeth Arden, Inc. (b)	110,000	2,314,400
Intertape Polymer Group, Inc. (b)	125,570	955,588
Nu Skin Enterprises, Inc.	13,600	344,352
Rayovac Corp. (b)	24,800	696,880
RC2 Corp. (b)	16,000	568,000
Revlon, Inc. (b)	40,000	118,000
Snap-On, Inc.	39,300	1,318,515
Toro Co.	14,700	1,030,029
Tupperware Corp.	6,600	128,238

		9,155,270

Containers & Packaging (0.7%)
Anchor Glass Container Corp.	102,900	1,392,237
Chesapeake Corp.	35,600	949,808
Crown Holdings, Inc. (b)	154,100	1,536,377
Greif, Inc., Class A	18,200	768,950
Silgan Holdings, Inc.	27,400	1,104,494

		5,751,866

Distribution/ Wholesale (0.2%)
Aviall, Inc. (b)	38,200	726,182
Handleman Co.	10,600	245,496
United Stationers, Inc. (b)	18,900	750,708

		1,722,386

Diversified Minerals (0.0%)
AMCOL International Corp.	14,700	278,565

Drugs & Pharmaceuticals (1.6%)
Adolor Corp. (b)	20,300	257,404
Alexion Pharmaceuticals, Inc. (b)	2,200	40,920
Alpharma, Inc., Class A	7,800	159,744
Atherogenics, Inc. (b)	19,404	369,258
Barr Pharmaceuticals, Inc. (b)	52,300	1,762,510
Biovail Corp. ADR — CA (b)	95,400	1,810,693
Cephalon, Inc. (b)	16,300	880,200
Cubist Pharmaceuticals, Inc. (b)	11,800	130,980
Cypress Bioscience, Inc. (b)	72,500	995,425
Inveresk Resh Group, Inc. (b)	19,500	601,380
K-V Pharmaceutical Co. (b)	71,500	1,650,935
Par Pharmaceutical Cos., Inc. (b)	27,200	957,712

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Drugs & Pharmaceuticals (continued)
Rigel Pharmaceuticals, Inc. (b)	11,600	$164,836
Savient Pharmaceuticals, Inc. (b)	622,800	1,544,544
Telik, Inc. (b)	18,558	442,979
Watson Pharmaceutical, Inc. (b)	54,300	1,460,670

		13,230,190

E-Commerce & Services (0.3%)
Ebookers.Com PLC ADR — GB (b)	238,200	2,358,180

Electronics (0.9%)
Bel Fuse, Class B	10,600	442,020
Benchmark Electronics, Inc. (b)	22,150	644,565
CTS Corp.	33,600	405,216
Del Global Technologies Corp. (b)	164	492
EarthLink, Inc. (b)	367,700	3,805,694
Riverstone Networks, Inc. (b)	2	3
Sanmina Corp. (b)	170,200	1,548,820
Stoneridge, Inc. (b)	23,700	402,900
Sypris Solutions, Inc.	12,800	245,632
Trimble Navigation Ltd. (b)	3,850	106,992
WESCO International, Inc. (b)	4,600	84,640

		7,686,974

Engineering (0.3%)
Emcor Group, Inc. (b)	4,600	202,308
Jacobs Engineering Group, Inc. (b)	39,600	1,559,448
McDermott International, Inc. (b)	30,100	305,816

		2,067,572

Environmental Controls (0.1%)
Mine Safety Appliances Co.	21,500	724,550

Fertilizers (0.3%)
IMC Global, Inc.	188,500	2,525,900

Filtration and Separation Products (0.2%)
Clarcor, Inc.	36,500	1,671,700

Finance (1.6%)
Accredited Home Lenders Holding Co. (b)	13,600	382,840
Advanta Corp., Class B	13,768	315,563
CompuCredit Corp. (b)	18,200	314,860
eSPEED, Inc. (b)	2,500	44,125
John H. Harland Co.	20,100	589,935
Knight Trading Group, Inc. (b)	416,700	4,175,334
Metris Companies, Inc. (b)	311,300	2,705,197
New Century Financial Corp.	42,700	1,999,214
Triad Guaranty, Inc. (b)	29,322	1,706,540
World Acceptance Corp. (b)	39,300	720,369

		12,953,977

Foods (1.3%)
Chiquita Brands International, Inc. (b)	70,400	1,472,768
Corn Products International, Inc.	5,200	242,060
Dean Foods Co. (b)	55,500	2,070,705
Del Monte Foods Co. (b)	160,400	1,629,664
Flowers Foods, Inc.	9,800	256,270
J & J Snack Foods Corp. (b)	5,200	212,316
J.M. Smucker Co. (The)	1,025	47,058
Nasch-Finch Co.	6,500	162,695
Performance Food Group Co. (b)	107,700	2,858,358
Ralcorp Holding, Inc. (b)	8,900	313,280
Sensient Technologies Corp.	5,600	120,288
SUPERVALU, Inc.	50,400	1,542,744

		10,928,206

Funeral Services (0.2%)
Alderwoods Group, Inc. (b)	18,100	220,820
Stewart Enterprises, Inc., Class A (b)	166,300	1,353,682

		1,574,502

Healthcare (1.2%)
Apria Healthcare Group, Inc. (b)	52,800	1,515,360
Beverly Enterprises, Inc. (b)	20,900	179,740
Gentiva Health Services (b)	23,800	386,988
Kindred Healthcare, Inc. (b)	39,600	1,043,460
Mariner Health Care, Inc. (b)	102,700	2,762,630
Pediatrix Medical Group, Inc. (b)	14,200	991,870
Province Healthcare Co. (b)	9,600	164,640
Sierra Health Services, Inc. (b)	4,000	178,800
Triad Hospitals, Inc. (b)	78,600	2,926,278

		10,149,766

Hotels & Motels (0.0%)
Prime Hospitality Corp. (b)	29,100	309,042

Household Furnishings (0.1%)
American Woodmark Corp.	6,000	359,100
Furniture Brands International, Inc.	6,500	162,825
Kimball International, Inc., Class B	18,900	278,775

		800,700

Identification Systems (0.2%)
Checkpoint Systems, Inc. (b)	14,700	263,571
Hubbell, Inc.	23,300	1,088,343
Paxar Corp. (b)	3,600	70,272

		1,422,186

Industrial Specialties (0.3%)
Graftech International Ltd. (b)	175,800	1,838,868
Unova, Inc. (b)	31,600	639,900

		2,478,768

Instruments (0.7%)
Analogic Corp.	11,800	500,674
Fisher Scientific International, Inc. (b)	41,200	2,379,300
PerkinElmer, Inc.	123,700	2,478,948
Watts Industries	13,000	350,350

		5,709,272

Insurance: Life (1.5%)
Amerus Group Co.	27,400	1,134,360
Conseco, Inc. (b)	130,100	2,588,990
Delphi Financial Group	35,550	1,581,975
FBL Financial Group, Inc., Class A	5,800	163,908
Phoenix Co., Inc.	88,300	1,081,675
Scottish Annuity & Life Holdings	83,800	1,948,350
UICI (b)	19,400	461,914

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Insurance: Life (continued)
Universal American Financial Corp. (b)	16,800	$184,464
Unum Provident Corp.	196,100	3,117,990

		12,263,626

Insurance: Multi-Line (1.0%)
Allmerica Financial Corp. (b)	38,000	1,284,400
Aspen Insurance Holdings Ltd.	70,600	1,640,038
Assurant, Inc.	60,310	1,590,978
Reinsurance Group of America, Inc.	31,800	1,292,670
United Fire & Casualty Corp.	4,600	265,650
Wellchoice, Inc. (b)	46,200	1,912,680

		7,986,416

Insurance: Property-Casualty (1.5%)
Argonaut Group, Inc. (b)	25,900	477,337
Baldwin & Lyons, Inc., Class B	5,200	139,568
Bristol West Holdings, Inc.	24,800	451,112
Direct General Corp.	11,400	367,764
LandAmerica Financial Group, Inc.	21,200	825,316
Midland Co.	1,100	32,615
Navigators Group, Inc. (The) (b)	2,900	83,781
Nymagic, Inc.	4,900	129,360
PMA Capital Corp., Class A	75,500	679,500
PMI Group, Inc.	91,400	3,977,728
ProAssurance Corp. (b)	63,800	2,176,218
RLI Corp.	8,900	324,850
Safety Insurance Group, Inc.	2,300	49,266
Selective Insurance Group, Inc.	19,300	769,684
State Auto Financial Corp.	7,400	227,328
Stewart Information Services Corp.	32,400	1,094,148
Zenith National Insurance Co.	11,900	578,340

		12,383,915

Internet Software/ Services (0.4%)
Art Technology Group, Inc. (b)	513,500	616,200
Harris Interactive, Inc. (b)	6,000	40,320
Macromedia, Inc. (b)	80,600	1,978,730
Safeguard Scientifics, Inc. (b)	58,900	135,470
Secure Computing Corp. (b)	24,500	285,425
Webmethods, Inc. (b)	54,600	467,922

		3,524,067

Investment Banks/ Brokers (2.0%)
Affiliated Managers Group, Inc. (b)	66,350	3,342,050
American Capital Strategies Ltd.	115,000	3,222,300
Apollo Investment Corp. (b)	124,400	1,712,988
E*TRADE Group, Inc. (b)	374,300	4,173,444
Friedman, Billings, Ramsey Group, Inc.	102,705	2,032,532
Labranche & Co., Inc.	188,300	1,585,486
Technology Investment Capital Corp.	43,910	593,268

		16,662,068

Leisure (1.1%)
Action Performance Companies, Inc.	67,100	1,011,197
AMC Entertainment, Inc. (b)	69,400	1,066,678
Arctic Cat, Inc.	6,500	178,945
Argosy Gaming Co. (b)	9,800	368,480
Bally Total Fitness Holding Corp. (b)	1,100	5,500
Callaway Golf Co.	53,400	605,556
K2, Inc. (b)	120,800	1,896,560
Multimedia Games, Inc. (b)	51,300	1,375,866
Regal Entertainment Group, Class A	40,700	736,670
Six Flags, Inc. (b)	254,000	1,844,040

		9,089,492

Linen Supply & Related Items (0.2%)
Angelica Corp.	50,100	1,258,011
Unifirst Corp.	12,500	363,625

		1,621,636

Machinery (2.6%)
AGCO Corp. (b)	277,200	5,646,564
Albany International Corp., Class A	21,100	708,116
Applied Industrial Technologies, Inc.	59,700	1,798,164
BHA Group Holdings, Inc.	1,900	71,915
Cascade Corp.	36,600	1,143,750
Flowserve Corp. (b)	60,400	1,506,376
Gardner Denver Machinery, Inc. (b)	1,800	50,220
Global Power Equipment Group, Inc. (b)	21,200	170,024
JLG Industries, Inc.	66,700	926,463
Joy Global, Inc.	86,800	2,598,792
Kadant, Inc. (b)	1,800	41,634
Kennametal, Inc.	29,100	1,332,780
Lufkin Industries, Inc.	7,700	246,246
Milacron, Inc. (b)	19,527	78,108
NACCO Industries, Inc., Class A	5,600	532,000
Regal-Beloit Corp.	12,500	278,250
Sauer-Danfoss, Inc.	14,200	242,394
Tecumseh Products Co.	7,800	321,282
Wabtec Corp.	214,500	3,869,580

		21,562,658

Manufacturing (2.0%)
A.O. Smith Corp.	11,900	378,301
Actuant Corp. (b)	11,900	463,981
Acuity Brands, Inc.	19,400	523,800
Ameron International Corp.	7,100	242,323
Barnes Group, Inc.	31,500	912,870
Carlisle Companies, Inc.	44,000	2,739,000
ESCO Technologies, Inc. (b)	8,600	458,896
Gerber Scientific, Inc. (b)	51,700	365,002
Griffon Corp. (b)	18,900	421,092
Harsco Corp.	17,036	800,692
Jacuzzi Brands, Inc. (b)	263,800	2,128,866
Oshkosh Truck Corp.	27,400	1,570,294
Pentair, Inc.	41,800	1,406,152
Quanex Corp.	20,100	978,870
Teleflex, Inc.	40,700	2,041,105
Thomas Industries, Inc.	7,400	245,680
Tower Automotive, Inc. (b)	27,600	100,464
Walter Industries, Inc.	26,900	366,378

		16,143,766

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Marketing Services (0.0%)
aQuantive, Inc. (b)	26,800	$264,784
E.Piphany, Inc. (b)	11,900	57,477

		322,261

Medical & Dental Instruments & Supplies (0.9%)
CONMED Corp. (b)	23,000	630,200
CTI Molecular Imaging, Inc. (b)	9,800	138,964
Dj Orthopedics, Inc. (b)	11,670	268,410
Invacare Corp.	2,200	98,384
Kyphon, Inc. (b)	16,100	453,698
Luminex Corp. (b)	22,300	224,338
Orthovita, Inc. (b)	70,200	360,828
Palatin Technologies, Inc. (b)	8,600	36,206
PSS World Medical, Inc. (b)	29,200	327,040
Quidel Corp. (b)	230,000	1,354,700
Sola International, Inc. (b)	28,600	492,778
STERIS Corp. (b)	127,500	2,876,400
Surmodics, Inc. (b)	1,100	27,104

		7,289,050

Medical — Biomedical/ Genetic (0.5%)
Bio-Rad Laboratories, Inc., Class A (b)	41,200	2,425,032
Celera Genomics Group (b)	10,600	122,006
Cell Genesys, Inc. (b)	7,100	73,769
Cytogen Corp. (b)	40,400	642,360
Cytokinetics, Inc. (b)	21,900	325,215
Genelabs Technologies (b)	171,800	396,858
Human Genome Sciences, Inc. (b)	27,100	315,173
SuperGen, Inc. (b)	22,700	146,415

		4,446,828

Medical Information Systems (0.4%)
Computer Programs & Systems, Inc.	13,000	264,940
PER-SE Technologies, Inc. (b)	192,500	2,798,950

		3,063,890

Metals (1.1%)
Circor International, Inc.	12,100	246,719
Commercial Metals Co.	15,700	509,465
Maverick Tube Corp. (b)	59,390	1,559,581
Nn, Inc.	25,900	329,189
Penn Energineering & Manufacturing Corp.	1,500	32,160
RTI International Metals, Inc. (b)	20,900	333,355
Ryerson Tull, Inc.	28,800	457,344
Stillwater Mining Co. (b)	115,500	1,733,655
Timken Co.	114,100	3,022,509
Valmont Industries, Inc.	31,500	721,350

		8,945,327

Music (0.1%)
Steinway Musical Instruments, Inc. (b)	13,000	456,170

Networking Products (0.7%)
Anixter International, Inc.	15,300	520,659
Enterasys Networks, Inc. (b)	496,800	1,048,248
Foundry Networks, Inc. (b)	5,700	80,199
Hypercom Corp. (b)	149,800	1,265,810
Safenet, Inc. (b)	97,785	2,706,689

		5,621,605

Office Equipment & Services (0.4%)
Global Imaging Systems, Inc. (b)	63,700	2,335,242
Imagistics International, Inc (b)	17,500	619,500

		2,954,742

Oil & Gas (5.0%)
Cal Dive International, Inc. (b)	4,400	133,408
Cascade Natural Gas Corp.	11,800	260,426
Chesapeake Energy Corp.	200,600	2,952,832
Cimarex Energy Co. (b)	18,900	571,347
Comstock Resources, Inc. (b)	22,800	443,688
Cooper Cameron Corp. (b)	35,600	1,733,720
Denbury Resources, Inc. (b)	52,900	1,108,255
Energen Corp.	22,700	1,089,373
Global Industries Ltd. (b)	360,100	2,059,772
Grant Prideco, Inc. (b)	145,400	2,684,084
Hanover Compressor Co. (b)	12,500	148,750
Houston Exploration Co. (b)	14,700	762,048
KCS Energy, Inc. (b)	106,100	1,413,252
Key Energy Services, Inc. (b)	558,455	5,271,815
Lone Star Technologies, Inc. (b)	78,100	2,152,436
Magnum Hunter Resources, Inc. (b)	68,500	711,030
New Jersey Resources Corp.	38,200	1,588,356
Newfield Exploration Co. (b)	43,600	2,430,264
Northwest Natural Gas Co.	17,800	542,900
Oceaneering International, Inc. (b)	8,900	304,825
Oil States International, Inc. (b)	27,700	423,810
Parker Drilling Co. (b)	584,400	2,232,408
Patterson-UTI Energy, Inc.	92,700	3,097,107
RPC Energy Services, Inc.	21,500	339,915
South Jersey Industries, Inc.	20,200	888,800
Stone Energy Corp. (b)	19,400	886,192
Swift Energy Co. (b)	35,400	780,924
Tesoro Petroleum Corp. (b)	49,900	1,377,240
Universal Compression Holdings (b)	9,800	300,664
Veritas DGC, Inc. (b)	20,100	465,315
Vintage Petroleum, Inc.	41,100	697,467

		39,852,423

Paints & Coatings (0.2%)
Kronos Worldwide, Inc.	432	14,778
Valspar Corp.	31,300	1,578,772

		1,593,550

Paper & Related Products (0.2%)
Rock-Tenn Co.	11,300	191,535
Schweitzer-Mauduit International, Inc.	26,800	820,884
Wausau-Mosinee Paper Corp.	35,500	614,150

		1,626,569

Pharmacy Services (0.4%)
Omnicare, Inc.	69,300	2,966,733

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Private Corrections (0.0%)
Cornell Corrections, Inc. (b)	11,500	$156,400
Geo Group, Inc. (The) (b)	11,500	234,600

		391,000

Publishing (0.4%)
Banta Corp.	4,600	204,286
Donnelley (R.R.) & Sons Co.	32,261	1,065,258
Journal Register Co. (b)	9,800	196,000
Proquest Co. (b)	45,725	1,246,006
Pulitzer, Inc.	6,500	317,850

		3,029,400

Railroads (0.1%)
Genesee & Wyoming, Inc. (b)	31,400	744,180

Real Estate (0.1%)
HomeStore.com, Inc. (b)	73,400	292,866
Jones Lang Lasalle, Inc. (b)	22,800	617,880

		910,746

Real Estate Investment Trusts (5.8%)
Alexandria Real Estate Equities, Inc.	9,500	539,410
American Financial Realty Trust	273,000	3,901,169
American Home Mortgage Investment Corp.	67,489	1,749,990
Anthracite Capital, Inc.	102,600	1,229,148
Ashford Hospitality Trust	306,800	2,561,780
Associated Estates Realty Corp.	31,600	254,380
Bedford Property Investors, Inc.	34,800	1,017,552
Capital Automotive	37,500	1,099,875
Capital Lease Funding, Inc. (b)	141,600	1,472,640
CarrAmerica Realty Corp.	111,500	3,370,645
CBL & Associates Properties, Inc.	66,000	3,630,000
Developers Diversified Realty Corp.	62,100	2,196,477
Equity Inns, Inc.	120,400	1,118,516
Gables Residential Trust	9,800	333,004
Glenborough Realty Trust, Inc.	51,300	941,355
Government Properties Trust	31,900	333,355
Highwood Properties, Inc.	32,300	759,050
Impac Mortgage Holdings	42,700	961,604
IndyMac Bancorp, Inc.	8,100	255,960
InnKeepers USA Trust	56,400	581,484
La Quinta Corp. (b)	13,200	110,880
Lasalle Hotel Properties	19,400	473,360
Lexington Corporate Properties Trust	86,900	1,730,179
Liberty Property Trust	30,200	1,214,342
LTC Properties, Inc.	35,900	595,940
MeriStar Hospitality Corp. (b)	93,800	641,592
MFA Mortgage Investments, Inc.	29,500	262,550
Mid-America Apartment Communities, Inc.	58,000	2,197,620
National Health Investors, Inc.	52,900	1,438,351
Novastar Financial, Inc.	13,000	493,480
Parkway Properties, Inc.	13,000	577,850
Pennsylvania Real Estate Investment Trust	36,300	1,243,275
Rait Investment Trust	40,800	1,005,720
Saul Centers, Inc.	25,500	818,805
Senior Housing Properties Trust	54,500	915,055
Sun Communities, Inc.	22,800	858,420
Tanger Factory Outlet Centers	11,000	430,100
Taubman Centers, Inc.	17,600	402,864
Urstadt Biddle Properties, Class A	5,600	82,936
Ventas, Inc.	95,200	2,222,920
Winston Hotels	55,300	572,355

		46,595,988

Rental Auto/ Equipment (0.4%)
Aaron Rents, Inc.	21,700	719,138
Dollar Thrifty Automotive Group, Inc. (b)	83,300	2,285,752
Rent-Way, Inc. (b)	34,800	313,200

		3,318,090

Research & Development (0.1%)
PAREXEL International Corp. (b)	8,600	170,280
URS Corp. (b)	13,000	356,200

		526,480

Restaurants (1.0%)
Bob Evans Farms	1,800	49,284
CBRL Group, Inc.	57,200	1,764,620
Jack in the Box, Inc. (b)	24,400	724,680
Krispy Kreme Doughnuts, Inc. (b)	108,400	2,069,356
Landry’s Seafood Restaurants, Inc.	41,600	1,243,424
Papa John’s International, Inc. (b)	7,400	218,596
Ruby Tuesday, Inc.	71,500	1,962,675
Ryans Restaurant Group, Inc. (b)	6,500	102,700

		8,135,335

Retail (4.7%)
Abercrombie & Fitch Co.	19,400	751,750
Aeropostale, Inc. (b)	43,200	1,162,512
Big Lots, Inc. (b)	76,500	1,106,190
Bombay Co., Inc. (b)	160,500	983,865
Brown Shoe Company, Inc.	54,800	2,242,964
Casey’s General Stores, Inc.	11,800	215,940
Cash America International, Inc.	54,500	1,253,500
Charlotte Russe Holding, Inc. (b)	4,000	85,520
Charming Shoppes, Inc. (b)	119,800	1,069,814
Children’s Place (b)	5,400	127,008
Circuit City Stores, Inc.	353,800	4,581,710
Cole (Kenneth) Productions, Inc.	11,600	397,532
Cole National Corp., Class A (b)	1,800	42,030
CSK Auto Corp. (b)	100,300	1,719,142
Dillard’s, Inc., Class A	29,200	651,160
Dollar Tree Stores, Inc. (b)	82,600	2,265,718
Dress Barn, Inc.(b)	19,200	328,704
Finlay Enterprises, Inc. (b)	51,500	969,230
Gamestop Corp., Class A (b)	8,300	126,326
Genesco, Inc. (b)	18,500	437,155
Goody’s Family Clothing, Inc.	7,900	81,923
Great Atlantic & Pacific Tea Co., Inc. (The) (b)	14,700	112,602
Guitar Center, Inc. (b)	30,100	1,338,547
Hollywood Entertainment Corp. (b)	32,300	431,528
Insight Enterprises, Inc. (b)	60,600	1,076,256
J. Jill Group, Inc. (b)	10,200	240,618

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Retail (continued)
Jo-Ann Stores, Inc. (b)	15,300	$449,820
Jos A Bank Clothiers, Inc. (b)	43,400	1,362,326
Linen ’n Things, Inc. (b)	119,300	3,496,683
Men’s Wearhouse, Inc. (The) (b)	13,600	358,904
Mothers Work, Inc (b)	8,100	166,617
Movado Group, Inc.	2,200	37,950
Movie Gallery, Inc.	5,600	109,480
Pantry, Inc. (b)	4,700	102,460
Pathmark Stores, Inc. (b)	18,100	137,922
Payless Shoesource, Inc. (b)	31,900	475,629
Pep Boys-Manny, Moe & Jack	26,800	679,380
School Specialty, Inc. (b)	2,200	79,882
ShopKo Stores, Inc. (b)	113,900	1,610,546
Smart & Final, Inc. (b)	14,700	176,694
Sonic Automotive, Inc.	5,600	124,040
Sports Authority, Inc. (The) (b)	4,600	165,140
Stage Stores, Inc. (b)	12,700	478,282
Systemax, Inc. (b)	23,000	154,100
Talbots, Inc.	52,800	2,067,120
Too, Inc. (b)	23,300	389,110
Vans, Inc. (b)	14,400	295,920
Winn-Dixie Stores, Inc.	97,600	702,720
World Fuel Services Corp.	5,200	234,416
Zale Corp. (b)	11,600	316,216

		37,970,601

Rubber/ Tires (0.6%)
Cooper Tire & Rubber Co.	205,000	4,715,000

Savings & Loans (2.7%)
Bankatlantic Bancorp, Inc.	276,020	5,092,569
Bankunited Financial Corp. (b)	79,700	2,056,260
Commercial Capital Bancorp (b)	142,566	2,476,371
Commercial Federal Corp.	11,500	311,650
Dime Community Bancshares	17,850	312,018
First Financial Holdings, Inc.	5,400	155,574
First Niagara Financial Group, Inc.	13,439	161,268
FirstFed Financial Corp. (b)	11,500	478,400
Flagstar Bancorp	21,700	431,396
Franklin Bank Corp. (b)	85,540	1,353,243
Hudson River Bancorp	63,800	1,089,066
Independence Community Bank Corp.	55,000	2,002,000
ITLA Capital Corp. (b)	5,200	210,964
MAF Bancorp, Inc.	19,843	846,899
NetBank, Inc.	36,700	401,131
Ocwen Financial Corp. (b)	22,200	267,288
Sterling Financial Corp. (b)	42,570	1,356,706
Tierone Corp.	16,700	359,217
Webster Financial Corp.	47,800	2,247,556
WSFS Financial Corp.	8,600	418,562

		22,028,138

Security Services (0.1%)
Integrated Alarm Systems Group, Inc. (b)	218,100	1,177,740

Semiconductors (4.1%)
Actel Corp. (b)	7,400	136,900
Atmel Corp. (b)	345,500	2,045,360
Axcelis Technologies, Inc. (b)	603,700	7,510,028
Bookham Technology PLC ADR — GB (b)	1,745,700	1,675,872
Cirrus Logic, Inc. (b)	46,700	280,667
Cohu, Inc.	4,700	89,488
Conexant Systems, Inc. (b)	296,600	1,284,278
Dsp Group, Inc. (b)	12,500	340,500
DuPont Photomasks, Inc. (b)	86,200	1,752,446
Emulex Corp. (b)	87,300	1,249,263
ESS Technology, Inc. (b)	23,000	246,330
Exar Corp. (b)	7,800	114,348
Fairchild Semiconductor Corp. (b)	209,575	3,430,743
Fsi International, Inc. (b)	109,790	857,460
Intergrated Silicon Solution (b)	16,300	199,023
Lattice Semiconductor Corp. (b)	251,900	1,765,819
LTX Corp. (b)	460,100	4,973,681
MKS Instruments, Inc. (b)	6,100	139,202
On Semiconductor Corp. (b)	35,500	178,210
Photronics, Inc. (b)	206,700	3,914,898
Richardson Electronics Ltd.	24,200	268,136
SIPEX Corp. (b)	43,100	245,670
Skyworks Solutions, Inc. (b)	29,500	257,535
Standard Microsystems Corp. (b)	7,400	172,568
Vitesse Semiconductor Corp. (b)	26,600	129,808

		33,258,233

Steel (2.3%)
AK Steel Holding Corp. (b)	57,000	300,390
Allegheny Technologies, Inc.	220,700	3,983,635
Carpenter Technology Corp.	8,600	292,830
Intl Steel Group Co. (b)	139,800	4,159,050
Reliance Steel & Aluminum Co.	31,900	1,286,208
Schnitzer Steel Industries, Inc.	8,500	288,660
Shaw Group, Inc. (b)	311,700	3,157,521
Steel Dynamics (b)	47,500	1,359,925
United States Steel Corp.	115,800	4,066,896

		18,895,115

Telecommunications (2.0%)
Airgate PCS., Inc. (b)	35,700	653,310
Alamosa Holdings, Inc. (b)	234,400	1,722,840
Arris Group, Inc. (b)	437,100	2,596,374
Asiainfo Holdings, Inc. (b)	6,500	34,320
C-COR.net Corp. (b)	6,100	62,769
Corvis Corp. (b)	142,800	201,348
Ditech Communications Corp. (b)	14,200	331,428
Dobson Communications Corp., Class A (b)	1,157,600	3,773,776
General Communication, Inc. (b)	20,100	159,594
MRV Communications, Inc. (b)	63,200	173,168
North Pittsburgh Systems, Inc.	9,800	196,490
Primus Telecommunications Group, Inc. (b)	566,900	2,879,852
Ptek Holdings, Inc. (b)	126,800	1,462,004
Sycamore Networks, Inc. (b)	31,700	134,091
Talk America Holdings, Inc. (b)	18,900	144,963

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Telecommunications (continued)
Terayon Communication Systems, Inc. (b)	31,900	$74,646
UbiquiTel, Inc. (b)	402,200	1,697,284

		16,298,257

Textiles (0.6%)
G & K Services, Inc.	16,100	647,059
Kellwood Co.	75,800	3,301,090
Quiksilver, Inc. (b)	16,000	380,960
Tommy Hilfiger Corp. (b)	49,700	752,458

		5,081,567

Therapeutics (0.5%)
Abgenix, Inc. (b)	13,000	152,360
Avanir Pharmaceuticals, Class A (b)	376,900	633,192
Corixa Corp. (b)	37,000	172,790
Discovery Laboratories, Inc. (b)	22,700	217,693
Dyax Corp. (b)	84,400	991,700
Neopharm, Inc. (b)	111,006	1,146,692
Sciclone Pharmaceuticals (b)	39,600	202,356
United Therapeutics Corp. (b)	6,100	156,465

		3,673,248

Tires & Rubber (0.0%)
Bandag, Inc.	5,400	240,462

Tobacco (0.3%)
Standard Commercial Corp.	27,600	498,180
Universal Corp.	42,000	2,139,480

		2,637,660

Toys (0.0%)
JAKKS Pacific, Inc. (b)	7,700	160,083

Transportation (3.4%)
Central Freight Lines, Inc. (b)	80,800	646,400
Covenant Transport, Inc., Class A (b)	12,500	213,625
Gatx Corp.	29,900	813,280
Greenbrier Cos., Inc. (b)	7,400	140,970
Interpool, Inc.	13,500	223,425
Kirby Corp. (b)	63,410	2,466,649
Offshore Logistics, Inc. (b)	13,600	382,432
Overnite Corp.	92,075	2,707,005
Overseas Shipholding Group, Inc.	17,200	759,036
Pacer International, Inc. (b)	92,400	1,709,400
Quality Distribution, Inc. (b)	178,220	1,965,767
RailAmerica, Inc. (b)	49,800	727,080
Scs Transportation, Inc. (b)	49,500	1,306,305
Swift Transportation Co., Inc. (b)	140,900	2,529,155
Tidewater, Inc.	146,400	4,362,720
U.S. Xpress Enterprises, Inc. (b)	8,800	138,424
USF Corp.	32,700	1,148,751
Werner Enterprises, Inc.	25,700	542,270
Yellow Roadway Corp. (b)	115,000	4,583,900

		27,366,594

Travel Services (0.8%)
Navigant International, Inc. (b)	20,900	371,811
Orbitz, Inc. (b)	158,700	3,431,094
Pegasus Systems, Inc. (b)	198,700	2,608,931
Sabre Holdings, Inc.	11,600	321,436

		6,733,272

Utilities (4.0%)
Allegheny Energy, Inc. (b)	15,300	235,773
American States Water Co.	9,158	212,832
Atmos Energy Corp.	11,900	304,521
Avista Corp.	28,600	526,812
Black Hills Corp.	65,820	2,073,330
California Water Service Group	18,800	517,940
CH Energy Group, Inc.	14,200	659,448
Charter Communications, Inc. (b)	110,500	433,160
Cincinnati Bell, Inc. (b)	135,900	603,396
Cleco Corp.	21,200	381,176
CMS Energy Corp. (b)	130,600	1,192,378
Commonwealth Telephone Enterprises, Inc. (b)	6,500	291,005
CT Communications, Inc.	43,400	653,170
Duquesne Light Holdings	127,700	2,465,887
El Paso Electric Co. (b)	49,800	768,912
Insight Communications Co., Inc. (b)	25,600	237,056
Nextel Partners, Inc. (b)	82,300	1,310,216
NUI Corp.	12,500	182,500
PNM Resource, Inc.	49,350	1,025,000
Questar Corp.	67,200	2,596,608
Sierra Pacific Resources (b)	170,200	1,312,242
SJW Corp.	2,000	68,000
Southern Union Co. (b)	62,200	1,311,176
Southwest Gas Corp.	40,600	979,678
Southwestern Energy Co. (b)	86,900	2,491,423
Time Warner Telecom, Inc. (b)	30,600	128,214
Uil Holdings Corp.	7,800	379,782
UniSource Energy Corp.	59,700	1,483,545
Westar Energy, Inc.	131,100	2,610,201
Western Gas Resources, Inc.	90,000	2,923,199
Wisconsin Energy Corp.	76,200	2,484,882

		32,843,462

Waste Management (0.4%)
Casella Waste Systems, Inc., Class A (b)	34,100	448,415
Ionics, Inc. (b)	13,100	370,075
Waste Connections, Inc. (b)	89,100	2,642,706

		3,461,196

Wire and Cable Products (0.1%)
Encore Wire Corp. (b)	15,300	421,821

Wireless Equipment (0.2%)
REMEC, Inc. (b)	260,900	1,648,888

Total Common Stocks		786,862,968

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

Repurchase Agreements (4.2%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $13,716,353 (Fully collateralized by AA Rated Corporate Bonds)	$13,715,789	$13,715,789
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $20,323,406 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Mortgages)	20,322,571	20,322,571

Total Repurchase Agreements		34,038,360

U.S. Treasury Notes (0.1%)
United States Treasury Note, 2.125%, 10/31/04	960,000	961,837

Total U.S. Treasury Notes		961,837

WARRANT (0.0%)
Electrical Equipment (0.0%)
Del Global Tech Corp.	66	53

Total Warrant		53

Total Investments (Cost $773,831,105) (a) — 100.8%		821,863,218
Liabilities in excess of other assets — (0.8)%		(6,732,326)

NET ASSETS — 100.0%		$815,130,892

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$85,495,526
Unrealized depreciation	(37,463,413)

Net unrealized appreciation (depreciation)	$48,032,113

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

GB	United Kingdom
IE	Ireland

At June 30, 2004 the Fund’s open futures contracts were as follows:

Market
			Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

51	Russell 2000 Future	09/17/04	$15,104,925	$436,608

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.0%)
Advertising Services (2.0%)
Getty Images, Inc. (b)	33,750	$2,025,000
Ventiv Health, Inc. (b)	78,800	1,219,824

		3,244,824

Aerospace/ Defense (0.8%)
Innovative Solutions & Support, Inc. (b)	30,500	595,360
MTC Technologies, Inc. (b)	28,500	735,870

		1,331,230

Airlines (0.5%)
Mesa Air Group, Inc. (b)	96,300	779,067

Auto Parts & Equipment (4.2%)
A.S.V., Inc. (b)	30,683	960,685
Gentex Corp.	58,700	2,329,216
LKQ Corp. (b)	43,497	805,999
Noble International, Ltd.	20,000	495,400
O’Reilly Automotive, Inc. (b)	44,700	2,020,440

		6,611,740

Beverages (0.5%)
Hansen Natural Corp. (b)	32,567	824,922

Computer Software & Services (6.9%)
Altiris, Inc. (b)	52,500	1,449,525
Avid Technology, Inc. (b)	34,000	1,855,380
Cerner Corp. (b)	49,650	2,213,396
EPIQ Systems, Inc. (b)	44,910	651,195
Lexar Media, Inc. (b)	64,300	429,524
Magma Design Automation, Inc. (b)	21,900	421,137
MemberWorks, Inc. (b)	37,650	1,115,193
Merge Technologies, Inc. (b)	46,900	686,147
Secure Computing Corp. (b)	35,000	407,750
Synaptics, Inc. (b)	87,600	1,677,540

		10,906,787

Consulting Services (1.1%)
MAXIMUS, Inc. (b)	49,900	1,769,454

Cosmetics & Toiletries (0.9%)
Alberto Culver Co., Class B	28,750	1,441,525

Diagnostic Equipment (0.5%)
Gen-Probe, Inc. (b)	17,600	832,832

Distribution (1.2%)
Central European Distribution Corp. (b)	71,600	1,855,156

E-Marketing & Information (1.9%)
aQuantive, Inc. (b)	174,800	1,727,024
ValueClick, Inc. (b)	105,100	1,259,098

		2,986,122

Education (1.4%)
ITT Educational Services, Inc. (b)	59,700	2,269,794

Electronics (3.1%)
Cree, Inc. (b)	135,550	3,155,604
Intergrated Silicon Solution, Inc. (b)	58,100	709,401
Pixelworks, Inc. (b)	70,000	1,072,400

		4,937,405

Entertainment Software (0.9%)
Take-Two Interactive Software, Inc. (b)	48,260	1,478,686

Environmental (1.0%)
Stericycle, Inc. (b)	30,720	1,589,453

Financial (3.7%)
Chicago Mercantile Exchange	18,109	2,614,396
Euronet Worldwide, Inc. (b)	52,191	1,207,178
Financial Federal Corp. (b)	60,050	2,117,363

		5,938,937

Financial Services (4.5%)
City National Corp.	13,200	867,240
FactSet Research Systems, Inc.	42,450	2,006,612
Portfolio Recovery Associates, Inc. (b)	29,000	799,530
Southwest Bancorp of Texas, Inc.	30,600	1,350,072
The Corporate Executive Board Co.	37,900	2,190,241

		7,213,695

Food & Beverage (2.2%)
American Italian Pasta Co.	51,900	1,581,912
Krispy Kreme Doughnuts, Inc. (b)	33,950	648,106
Robert Mondavi Corp. (The)(b)	33,400	1,236,468

		3,466,486

Healthcare Services (10.2%)
American Healthways, Inc. (b)	112,926	3,006,089
AmSurg Corp. (b)	94,900	2,384,837
Dendrite International, Inc. (b)	147,800	2,746,124
HealthExtras, Inc. (b)	50,240	832,477
Odyssey Healthcare, Inc. (b)	137,200	2,582,104
Omnicare, Inc.	21,000	899,010
ResMed, Inc. (b)	20,800	1,059,968
VISX, Inc. (b)	103,350	2,761,512

		16,272,121

Housewares (0.4%)
Lifetime Hoan Corp.	27,711	631,534

Instruments — Control (0.9%)
BEI Technologies, Inc.	48,200	1,364,542

Internet (5.8%)
Ask Jeeves, Inc. (b)	17,600	686,928
Checkfree Corp. (b)	84,006	2,520,180
Ctrip.com International Ltd. ADR — KY (b)	22,713	768,381
Kintera, Inc. (b)	12,173	126,964
Netease.com, Inc. ADR — KY (b)	38,900	1,607,348
Safenet, Inc. (b)	36,800	1,018,624
SINA Corp. (b)	26,300	867,637
Sohu.com, Inc. (b)	77,950	1,549,646

		9,145,708

Internet Applications Software (2.3%)
At Road, Inc. (b)	85,985	657,785
CyberSource Corp. (b)	36,500	305,140

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Internet Applications Software (continued)
eResearch Technology, Inc. (b)	65,600	$1,836,800
SupportSoft, Inc. (b)	92,700	804,636 ------------ 3,604,361

Internet Security (0.5%)	23,302	780,384
Blue Coat Systems, Inc. (b)

Machinery, Equipment, & Supplies (0.7%)	16,775	339,694
Gehl Co. (b)	59,500	826,455
JLG Industries, Inc.		1,166,149

Medical (4.5%)	19,200	364,416
Abaxis, Inc. (b)	13,100	429,680
Advanced Neuromodulation Systems, Inc. (b)	37,400	753,610
Angiotech Pharmaceuticals, Inc. (b)	29,166	1,124,349
Centene Corp. (b)	25,000	258,750
Endocardial Solutions, Inc. (b)	39,400	831,340
Epix Medical, Inc. (b)	30,600	862,308
Kyphon, Inc. (b)	58,300	1,698,279
LCA-Vision, Inc. (b)	70,117	791,621
Lifecell Corp. (b)		7,114,353

Medical Products (3.1%)	29,100	846,228
Arthrocare Corp. (b)	17,500	439,425
Closure Medical Corp. (b)	30,200	743,826
Flamel Technologies S.A. — ADR — FR (b)	39,100	1,348,950
Kensey Nash Corp. (b)	19,600	1,100,932
Martek Biosciences Corp. (b)	79,000	448,720
Sonic Innovations, Inc. (b)		4,928,081

Miscellaneous Manufacturing (1.7%)	17,500	507,850
Applied Films Corp. (b)	61,300	2,192,701
Ceradyne, Inc. (b)		2,700,551

Multimedia (0.1%)	8,450	159,114
Journal Communications, Inc., Class A

Oil & Gas (2.4%)	129,700	1,324,237
Carrizo Oil & Gas, Inc. (b)	45,750	2,550,105
Newfield Exploration Co. (b)		3,874,342

Pharmaceuticals (2.2%)	24,700	507,832
Able Laboratories, Inc. (b)	9,300	41,478
Draxis Health, Inc. (b)	18,498	757,123
Eon Labs, Inc. (b)	89,056	344,647
InKine Pharmaceutical Co., Inc. (b)	24,085	794,082
Kos Pharmaceuticals, Inc. (b)	35,100	1,090,908
USANA Health Sciences, Inc. (b)		3,536,070

Radio Broadcasting (0.0%)	59	992
Cumulus Media, Inc., Class A (b)

Research & Development (1.0%)	49,300	1,544,569
SFBC International, Inc. (b)

Resorts & Theme Parks (1.4%)	112,200	2,149,752
Vail Resorts, Inc. (b)

Restaurants (0.6%)	27,700	993,876
Panera Bread Co., Class A (b)

Retail (2.5%)	35,000	1,580,600
Chico’s FAS, Inc. (b)	23,000	693,910
Finish Line, Inc. (The), Class A (b)	65,250	1,778,063
Fossil, Inc. (b)		4,052,573

Semiconductors (5.4%)	43,800	1,130,040
Artisan Components, Inc. (b)	62,132	779,135
August Technology Corp. (b)	70,359	943,514
Leadis Technology, Inc. (b)	85,400	1,362,130
Omnivision Technologies, Inc. (b)	64,121	1,863,357
Sigmatel, Inc. (b)	113,700	1,492,881
Silicon Image, Inc. (b)	57,000	1,027,140
Tessera Technologies, Inc. (b)		8,598,197

Telecommunications (2.5%)	24,000	841,200
Applied Signal Technology, Inc.	58,300	1,360,722
Ditech Communications Corp. (b)	70,100	597,252
Harmonic, Inc. (b)	24,000	436,080
Tekelec (b)	68,006	795,670
Ulticom, Inc. (b)		4,030,924

Textiles (0.6%)	58,672	890,641
DHB Industries, Inc. (b)

Therapeutics (1.3%)	25,910	450,575
Anika Therapeutics, Inc. (b)	35,600	833,752
Bone Care International, Inc. (b)	34,800	702,960
Connetics Corp. (b)		1,987,287

Transportation (2.3%)	60,700	2,341,806
J.B. Hunt Transport Services, Inc.	86,250	1,336,875
Kansas City Southern Industries, Inc. (b)		3,678,681

Veterinary Diagnostics (0.9%)	171,600	1,376,060
PetMed Express, Inc. (b)

Wireless Equipment (3.4%)	52,300	694,544
Alvarion Ltd. (b)	87,593	1,044,109
Carrier Access Corp. (b)	52,800	1,955,184
Sierra Wireless, Inc. (b)	34,900	870,755
ViaSat, Inc. (b)	78,200	768,706
Wireless Facilities, Inc. (b)		5,333,298
		------------ 149,392,275
Total Common Stocks

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

Repurchase Agreements (6.1%)
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $5,782,482 (Fully collaterized by AA Rated Corporate Bonds & U.S. Agency Securities)	$5,782,244	$5,782,244
CS First Boston, 1.48%, Dated 06/30/04, due 07/01/04, repurchase price $3,902,621 (Fully collateralized by AA Rated Corporate Bonds)	3,902,461	3,902,461

Total Repurchase Agreements		9,684,705

Short-Term Securities Held as Collateral for Securities Lending (10.4%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	16,507,425	16,507,425

Total Short-Term Securities Held as Collateral for Securities Lending		16,507,425

Total Investments (Cost $155,149,622) (a) — 110.5%		175,584,405
Liabilities in excess of other assets — (10.5)%		(16,645,166)

NET ASSETS — 100.0%		$158,939,239

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$24,738,207
Unrealized depreciation	(4,303,424)

Net unrealized appreciation (depreciation)	$20,434,783

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
FR	France
KY	Cayman Islands

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.2%)
Australia (2.8%)
Multimedia (2.8%)
News Corp. Ltd. (The) ADR	28,100	$923,928

China (2.6%)
Telecommunications (2.6%)
China Unicom Ltd.	478,000	376,894
China Unicom Ltd. ADR	58,800	464,520

		841,414

France (4.1%)
Financial Services (4.1%)
Credit Agricole S.A.	55,600	1,352,915

Germany (2.5%)
Manufacturing (2.5%)
Siemens AG	11,600	834,792

Japan (17.1%)
Banking (2.9%)
Sumitomo Mitsui Financial Group, Inc.	139	952,866

Financial Services (5.4%)
Credit Saison Co. Ltd.	22,500	676,351
Mitsubishi Tokyo Financial Group, Inc.	122	1,129,267

		1,805,618

Office Equipment & Services (2.7%)
Seiko Epson Corp.	24,000	873,207

Real Estate (3.5%)
Mitsui Fudosan Co. Ltd.	96,000	1,150,786

Semiconductors (2.6%)
NEC Electronics Corp.	14,000	859,644

		5,642,121

Switzerland (3.7%)
Pharmaceuticals (3.7%)
Roche Holding AG	12,400	1,227,723

United Kingdom (19.1%)
Building & Construction (1.1%)
Westbury PLC	47,698	373,465

Gas — Distribution (3.0%)
Centrica PLC	245,000	997,470

Home Furnishing (2.9%)
MFI Furniture Group PLC	350,770	962,133

Metals (4.2%)
Rio Tinto PLC	55,800	1,341,824

Mining (2.0%)
BHP Billiton PLC	77,000	668,175

Pharmaceuticals (2.8%)
GlaxoSmithKline PLC	45,800	926,930

Retail (3.1%)
Boots Group PLC	82,000	1,023,104

		6,293,101

United States (47.3%)
Auto Parts & Equipment (3.0%)
Advance Auto Parts, Inc. (b)	22,400	989,632

Computer Software (3.3%)
Microsoft Corp.	38,360	1,095,562

Computer Software & Services (2.7%)
Automatic Data Processing, Inc.	20,900	875,292

Cosmetics/ Toiletries (3.0%)
Gillette Co.	23,600	1,000,640

Financial Services (4.1%)
J.P. Morgan Chase & Co.	34,600	1,341,442

Hotels & Motels (4.1%)
Hilton Hotels Corp.	71,800	1,339,788

Insurance (3.3%)
Hartford Financial Services Group, Inc.	15,900	1,092,966

Manufacturing (8.5%)
Caterpillar, Inc.	10,500	834,120
General Electric Co.	59,200	1,918,079

		2,752,199

Medical Products (3.1%)
Johnson & Johnson	18,200	1,013,740

Metals (1.4%)
Freeport-McMoRan Copper & Gold, Inc.	14,080	466,752

Oil & Gas (7.6%)
ConocoPhillips	17,300	1,319,817
Eog Resources, Inc.	20,050	1,197,186

		2,517,003

Transportation (3.2%)
Norfolk Southern Corp.	39,100	1,036,932

		15,521,948

Total Common Stocks		32,637,942

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

Repurchase Agreements (2.6%)
CS First Boston, 1.48% dated 06/30/04, due 07/01/04, repurchase price $348,347 (Fully collateralized by AA Rated Corporate Bonds)	$348,333	$348,333
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $516,143 (Fully collateralized by U.S. Agency Securities)	516,121	516,121

Total Repurchase Agreements		864,454

Short-Term Securities Held as Collateral for Securities Lending (6.2%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	2,028,842	2,028,842

Total Short-Term Securities Held as Collateral for Securities Lending		2,028,842

Total Investments (Cost $34,494,534) (a) — 108.0%		35,531,238
Liabilities in excess of other assets — (8.0%)		(2,623,638)

NET ASSETS — 100.0%		$32,907,600

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,391,898
Unrealized depreciation	(355,194)

Net unrealized appreciation (depreciation)	$1,036,704

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.8%)
Aerospace/ Defense (0.6%)
Alliant Techsystems, Inc. (b)	17,400	$1,102,116
Precision Castparts Corp.	30,200	1,651,638
Sequa Corp. (b)	4,800	280,656

		3,034,410

Agricultural Products (0.1%)
Universal Corp.	11,900	606,186

Airlines (0.3%)
Alaska Air Group, Inc. (b)	12,500	298,375
Jetblue Airways Corp. (b)	48,000	1,410,240

		1,708,615

Amusement & Recreation (0.4%)
Callaway Golf Co.	35,200	399,168
International Speedway Corp.	24,900	1,211,136
Six Flags, Inc. (b)	43,500	315,810

		1,926,114

Auto Parts & Equipment (1.5%)
Arvinmeritor, Inc.	32,425	634,557
Bandag, Inc.	9,100	405,223
BorgWarner Automotive, Inc.	26,100	1,142,397
Carmax, Inc. (b)	48,500	1,060,695
Gentex Corp.	36,200	1,436,416
Lear Corp.	32,300	1,905,377
Modine Manufacturing Co.	16,100	512,785
Superior Industries International, Inc.	12,500	418,125

		7,515,575

Automotive (0.2%)
O’Reilly Automotive, Inc. (b)	25,600	1,157,120

Banks (7.5%)
Associated Banc Corp.	51,615	1,529,352
Astoria Financial Corp.	36,600	1,338,828
Banknorth Group, Inc.	80,600	2,617,888
City National Corp.	22,800	1,497,960
Colonial Bancgroup, Inc.	59,500	1,081,115
Compass Bancshares, Inc.	57,300	2,463,900
Cullen/ Frost Bankers, Inc.	24,000	1,074,000
FirstMerit Corp.	39,700	1,046,889
Greater Bay Bancorp	24,000	693,600
GreenPoint Financial Corp.	61,700	2,449,490
Hibernia Corp.	72,600	1,764,180
Independence Community Bank Corp.	38,800	1,412,320
IndyMac Bancorp, Inc.	28,600	903,760
Mercantile Bankshare Corp.	37,000	1,732,340
National Commerce Financial Co.	95,490	3,103,425
New York Community Bancorp, Inc.	123,688	2,427,995
Provident Financial Group	23,200	915,472
Silicon Valley Bancshares (b)	16,500	654,225
Sovereign Bancorp, Inc.	143,400	3,169,140
TCF Financial Corp.	33,000	1,915,650
Washington Federal, Inc.	36,690	880,560
Webster Financial Corp.	24,800	1,166,096
West America Bancorp	14,900	781,505
Wilmington Trust Corp.	31,100	1,157,542

		37,777,232

Biotechnology (2.2%)
Gilead Sciences, Inc. (b)	100,300	6,720,100
Millenium Pharmaceuticals, Inc. (b)	142,587	1,967,701
Protein Design Labs, Inc. (b)	44,100	843,633
Valeant Pharmaceuticals International	39,200	784,000
Vertex Pharmaceuticals, Inc. (b)	36,900	399,996

		10,715,430

Broadcasting (0.5%)
Emmis Communications Corp. (b)	26,200	549,676
Entercom Communications Corp. (b)	24,100	898,930
Westwood One, Inc. (b)	45,700	1,087,660

		2,536,266

Business Services (2.6%)
Acxiom Corp.	40,400	1,003,132
Catalina Marketing Corp. (b)	24,400	446,276
Ceridian Corp. (b)	69,500	1,563,750
CheckFree Corp. (b)	39,600	1,188,000
CSG Systems International, Inc. (b)	24,300	503,010
DST Systems, Inc. (b)	39,500	1,899,555
Fair Issac Corp.	33,000	1,101,540
Gartner Group, Inc. (b)	61,700	815,674
Harte-Hanks, Inc.	40,750	994,708
Kelly Services, Inc.	16,400	488,720
Korn/ Ferry International (b)	17,700	342,849
Manpower, Inc.	42,100	2,137,417
MPS Group, Inc. (b)	49,200	596,304

		13,080,935

Chemicals (2.3%)
Airgas, Inc.	34,700	829,677
Albemarle Corp.	19,400	614,010
Cabot Corp.	29,100	1,184,370
Crompton Corp.	53,600	337,680
Cytec Industries, Inc.	18,200	827,190
Ferro Corp.	19,600	522,928
FMC Corp. (b)	17,000	732,870
IMC Global, Inc.	54,200	726,280
Lubrizol Corp.	24,200	886,204
Lyondell Chemical Co.	83,300	1,448,587
Minerals Technologies, Inc.	9,600	556,800
Olin Corp.	32,500	572,650
RPM, Inc.	54,300	825,360
Valspar Corp.	24,000	1,210,560

		11,275,166

Communication Equipment (3.4%)
Adtran, Inc.	37,200	1,241,364
Advanced Fibre Communications, Inc. (b)	41,200	832,240
Cincinnati Bell, Inc. (b)	114,700	509,268
CommScope, Inc. (b)	28,800	617,760
Harman International Industries, Inc.	30,900	2,811,900
Harris Corp.	31,100	1,578,325
L-3 Communications Holdings, Inc.	49,600	3,313,280
Plantronics, Inc. (b)	22,300	938,830
Polycom, Inc. (b)	46,700	1,046,547
Powerwave Technologies, Inc. (b)	48,900	376,530

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Communication Equipment (continued)
Telephone & Data Systems, Inc.	26,800	$1,908,160
Utstarcom Incorporated (b)	53,300	1,612,325

		16,786,529

Computer Hardware (0.7%)
Keane, Inc. (b)	29,700	406,593
National Instruments Corp.	36,850	1,129,453
Quantum Corp. (b)	84,500	261,950
Storage Technology Corp. (b)	52,600	1,525,400

		3,323,396

Computer Software & Services (4.2%)
3COM Corp. (b)	182,700	1,141,875
Activision, Inc. (b)	64,600	1,027,140
Advent Software, Inc. (b)	15,500	280,085
Ascential Software Corp. (b)	27,725	443,323
Avocent Corp. (b)	23,000	845,020
Cadence Design Systems, Inc. (b)	127,900	1,871,177
CDW Corp.	39,100	2,493,016
Cognizant Technology Solutions Corp. (b)	60,600	1,539,846
Henry (Jack) & Associates, Inc.	42,000	844,200
Macromedia, Inc. (b)	32,300	792,965
Macrovision Corp. (b)	23,100	578,193
McData Corp. (b)	55,000	295,900
Mentor Graphics Corp. (b)	32,800	507,416
Network Associates, Inc. (b)	77,400	1,403,262
Retek, Inc. (b)	26,100	160,254
RSA Security, Inc. (b)	28,900	591,583
SanDisk Corp. (b)	75,600	1,639,764
Sybase, Inc. (b)	45,400	817,200
Synopsys, Inc. (b)	72,600	2,064,018
Titan Corp. (The) (b)	39,300	510,114
Transaction Systems Architects, Inc. (b)	17,400	374,622
Wind River Systems, Inc. (b)	38,300	450,408

		20,671,381

Construction (2.7%)
D.R. Horton, Inc.	109,100	3,098,440
Dycom Industries, Inc. (b)	22,700	635,600
Granite Construction, Inc.	19,450	354,574
Hovnanian Enterprises, Inc. (b)	28,600	992,706
Jacobs Engineering Group, Inc. (b)	26,300	1,035,694
Lennar Corp.	73,080	3,268,137
Martin Marietta Materials, Inc.	22,600	1,001,858
The Ryland Group, Inc.	11,300	883,660
Thor Industries, Inc.	26,700	893,382
Toll Brothers, Inc. (b)	34,800	1,472,736

		13,636,787

Consumer & Commercial Services (2.0%)
Career Education Corp. (b)	47,400	2,159,544
Corinthian Colleges, Inc. (b)	42,200	1,044,028
DeVry, Inc. (b)	32,900	902,118
Dun & Bradstreet Corp. (b)	33,300	1,795,203
Quanta Services, Inc. (b)	54,800	340,856
Rent-A-Center, Inc. (b)	37,600	1,125,368
Rollins, Inc.	21,300	490,113
Sotheby’s Holdings, Inc. (b)	29,400	469,224
United Rentals, Inc. (b)	36,100	645,829
Viad Corp.	41,400	1,118,214

		10,090,497

Consumer Products (2.3%)
Blyth Industries, Inc.	21,400	738,086
Choicepoint, Inc. (b)	41,333	1,887,265
Church & Dwight, Inc.	19,200	878,976
Energizer Holdings, Inc. (b)	38,400	1,728,000
Furniture Brands International, Inc.	26,200	656,310
Lancaster Colony Corp.	16,700	695,388
Mohawk Industries Co. (b)	31,300	2,295,229
The Scotts Co. (b)	15,300	977,364
Timberland Co., Class A (b)	16,300	1,052,817
Tupperware Corp.	27,400	532,382

		11,441,817

Containers/ Packaging (0.5%)
Packaging Corp. of America	49,700	1,187,830
Sonoco Products Co.	45,800	1,167,900

		2,355,730

Electronics (4.7%)
Arrow Electronics, Inc. (b)	53,900	1,445,598
Atmel Corp. (b)	222,400	1,316,608
Avnet, Inc. (b)	56,400	1,280,280
Cabot Microelectronics Corp. (b)	11,582	354,525
Credence Systems Corp. (b)	45,100	622,380
Cree, Inc. (b)	34,700	807,816
Cypress Semiconductor Corp. (b)	57,700	818,763
Hubbell, Inc.	28,300	1,321,893
Integrated Device Technology, Inc. (b)	49,600	686,464
International Rectifier Corp. (b)	30,900	1,279,878
Intersil Corp.	65,600	1,420,896
Kemet Corp. (b)	40,500	494,910
Lam Research Corp. (b)	62,700	1,680,360
Lattice Semiconductor Corp. (b)	52,900	370,829
LTX Corp. (b)	28,500	308,085
Micrel, Inc. (b)	43,200	524,880
Microchip Technology, Inc.	97,400	3,071,996
Newport Corp. (b)	18,400	297,528
Plexus Corp. (b)	20,100	271,350
RF Micro Devices, Inc. (b)	87,300	654,750
Semtech Corp. (b)	35,300	830,962
SPX Corp.	35,500	1,648,620
TriQuint Semiconductor, Inc. (b)	63,691	347,753
Vishay Intertechnology, Inc. (b)	75,150	1,396,287

		23,253,411

Financial Services (3.9%)
Americredit Corp. (b)	73,700	1,439,361
Bank of Hawaii Corp.	24,900	1,125,978
Certegy, Inc.	29,800	1,156,240
Commerce Bancorp, Inc.	36,500	2,007,865
Eaton Vance Corp.	31,700	1,211,257
Edwards (A.G.), Inc.	37,400	1,272,722
Investors Financial Services Corp.	30,900	1,346,622
Jefferies Group, Inc.	26,000	803,920

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Financial Services (continued)
Labranche & Co., Inc.	28,000	$235,760
Legg Mason, Inc.	31,100	2,830,411
PMI Group, Inc.	44,800	1,949,696
Raymond James Financial, Inc.	34,450	911,203
SEI Corp.	48,400	1,405,536
The BISYS Group, Inc. (b)	56,300	791,578
Waddell & Reed Financial, Inc.	38,600	853,446

		19,341,595

Food & Beverage (3.8%)
Constellation Brands, Inc. (b)	50,000	1,856,500
Dean Foods Co.(b)	73,533	2,743,516
Hormel Foods Corp.	64,800	2,015,280
Interstate Bakeries Corp.	21,200	230,020
J.M. Smucker Co.	27,367	1,256,419
Krispy Kreme Doughnuts, Inc. (b)	28,700	547,883
PepsiAmericas, Inc.	64,200	1,363,608
Sensient Technologies Corp.	21,900	470,412
Smithfield Foods, Inc. (b)	51,900	1,525,860
Tootsie Roll Industries, Inc.	24,594	799,305
Tyson Foods, Inc.	164,881	3,454,257
Whole Foods Market, Inc.	28,900	2,758,505

		19,021,565

Gaming (1.3%)
Boyd Gaming Corp.	31,100	826,327
Caesars Entertainment, Inc. (b)	143,900	2,158,500
GTECH Holdings Corp.	27,800	1,287,418
Mandalay Resort Group	31,600	2,169,024

		6,441,269

Healthcare (8.8%)
Apogent Technologies, Inc. (b)	41,900	1,340,800
Apria Healthcare Group, Inc. (b)	23,300	668,710
Barr Laboratories, Inc. (b)	48,875	1,647,088
Beckman Coulter, Inc.	28,800	1,756,800
Cephalon, Inc. (b)	26,300	1,420,200
Charles River Laboratories International, Inc. (b)	21,600	1,055,592
Community Health Systems, Inc. (b)	46,200	1,236,774
Covance, Inc. (b)	29,400	1,134,252
Coventry Health Care, Inc. (b)	41,450	2,026,905
Cytyc Corp. (b)	51,700	1,311,629
Dentsply International, Inc.	37,700	1,964,170
Edwards Lifesciences Corp. (b)	27,800	968,830
First Health Group Corp. (b)	42,900	669,669
Health Net, Inc. (b)	52,800	1,399,200
Henry Schein, Inc. (b)	20,600	1,300,684
IVAX Corp. (b)	92,425	2,217,276
LifePoint Hospitals, Inc. (b)	17,900	666,238
Lincare Holdings, Inc. (b)	46,500	1,527,990
Omnicare, Inc.	48,600	2,080,566
Oxford Health Plans, Inc.	38,200	2,102,528
PacifiCare Health Systems, Inc. (b)	40,300	1,557,998
Par Pharmaceutical Cos, Inc. (b)	16,000	563,360
Patterson Dental Co. (b)	32,000	2,447,679
Perrigo Co.	33,100	627,907
Regis Corp.	20,700	923,013
Renal Care Group, Inc. (b)	31,300	1,036,969
Sepracor, Inc. (b)	40,100	2,121,290
Steris Corp. (b)	32,200	726,432
Triad Hospitals, Inc. (b)	35,608	1,325,686
Universal Health Services, Inc.	27,200	1,248,208
Varian Medical Systems, Inc. (b)	32,000	2,539,199
Visx, Inc. (b)	22,800	609,216

		44,222,858

Insurance (5.1%)
Allmerica Financial Corp. (b)	24,900	841,620
American Financial Group, Inc.	34,300	1,048,551
AmerUs Group Co.	18,400	761,760
Arthur J. Gallagher & Co.	42,500	1,294,125
Brown & Brown, Inc.	32,200	1,387,820
Everest Re Group Ltd.	26,200	2,105,432
Fidelity National Financial, Inc.	80,583	3,008,969
First American Financial Corp.	41,600	1,077,024
HCC Insurance Holdings, Inc.	30,200	1,008,982
Horace Mann Educators Corp.	20,000	349,600
Leucadia National Corp.	33,200	1,650,040
Mony Group, Inc. (b)	23,500	735,550
Ohio Casualty Corp. (b)	28,700	577,731
Old Republic International Corp.	85,150	2,019,758
Protective Life Corp.	32,400	1,252,908
Radian Group, Inc.	44,000	2,107,600
Stancorp Financial Group, Inc.	13,500	904,500
Unitrin, Inc.	32,000	1,363,200
W.R. Berkley Corp.	39,200	1,683,640

		25,178,810

Machinery (0.8%)
AGCO Corp. (b)	42,200	859,614
Graco, Inc.	32,450	1,007,573
Tecumseh Products Co.	8,600	354,234
Zebra Technologies Corp., Class A (b)	22,300	1,940,100

		4,161,521

Manufacturing (3.0%)
Ametek, Inc.	31,500	973,350
Carlisle Cos., Inc.	14,500	902,625
Diebold, Inc.	34,000	1,797,580
Donaldson Co., Inc.	40,400	1,183,720
Federal Signal Corp.	22,500	418,725
Flowserve Corp. (b)	25,400	633,476
Harsco Corp.	19,200	902,400
Hillenbrand Industry, Inc.	29,200	1,765,140
Nordson Corp.	16,700	724,279
Pentair, Inc.	46,900	1,577,716
Teleflex, Inc.	18,800	942,820
The Brink’s Co.	26,600	911,050
Trinity Industries, Inc.	22,000	699,380
Varian, Inc. (b)	16,200	682,830
York International Corp.	19,300	792,651

		14,907,742

Metals (0.2%)
Kennametal, Inc.	17,100	783,180

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Mining (0.5%)
Arch Coal, Inc.	25,600	$936,704
Peabody Energy Corp.	29,900	1,674,101

		2,610,805

Office Equipment & Supplies (0.6%)
Hni Corp.	27,200	1,151,376
Miller (Herman), Inc.	33,700	975,278
Reynolds & Reynolds Co.	30,700	710,091

		2,836,745

Oil & Gas (6.4%)
Cooper Cameron Corp. (b)	25,100	1,222,370
ENSCO International, Inc.	70,700	2,057,370
FMC Technologies, Inc. (b)	31,421	904,925
Forest Oil Corp. (b)	27,300	745,836
Grant Prideco, Inc. (b)	57,200	1,055,912
Hanover Compressor Co. (b)	36,000	428,400
Helmerich & Payne, Inc.	23,600	616,432
Murphy Oil Corp.	43,000	3,169,100
National-Oilwell, Inc. (b)	40,200	1,265,898
Newfield Exploration Co. (b)	26,400	1,471,536
Noble Energy, Inc.	27,200	1,387,200
Patterson-UTI Energy, Inc.	38,900	1,299,649
Pioneer Natural Resources Co.	56,200	1,971,496
Plains Exploration & Production Co. (b)	36,000	660,600
Pogo Producing Co.	29,900	1,477,060
Pride International, Inc. (b)	63,600	1,088,196
Smith International, Inc. (b)	48,900	2,726,664
Tidewater, Inc.	28,300	843,340
Varco International, Inc. (b)	45,408	993,981
Weatherford International Ltd. (b)	62,000	2,788,760
XTO Energy, Inc.	121,123	3,608,254

		31,782,979

Paper & Forest Products (0.7%)
Bowater, Inc.	26,000	1,081,340
Glatfelter	20,500	288,640
Longview Fibre Co. (b)	23,900	352,047
Potlatch Corp.	13,800	574,632
Rayonier, Inc.	23,218	1,032,040

		3,328,699

Photography/ Imaging (0.1%)
Imation Corp.	16,600	707,326

Publishing & Printing (2.1%)
American Greetings Corp., Class A (b)	31,900	739,442
Banta Corp.	11,600	515,156
Belo Corp., Class A	54,300	1,457,955
Lee Enterprises, Inc.	21,100	1,013,011
Media General, Inc.	11,100	712,842
Readers Digest Association	46,300	740,337
Scholastic Corp. (b)	18,500	554,075
Valassis Communications, Inc. (b)	24,400	743,468
Washington Post Co.	4,470	4,157,145

		10,633,431

Real Estate Investment Trusts (1.7%)
AMB Property Corp.	38,700	1,340,181
Highwood Properties, Inc.	25,100	589,850
Hospitality Properties Trust	31,400	1,328,220
Liberty Property Trust	39,600	1,592,316
Mack-Cali Realty Corp.	28,300	1,171,054
New Plan Excel Realty Trust	46,900	1,095,584
United Dominion Realty Trust, Inc.	59,800	1,182,844

		8,300,049

Restaurants (1.4%)
Applebee’s International, Inc.	38,550	887,421
Bob Evans Farms, Inc.	16,500	451,770
Brinker International, Inc. (b)	45,100	1,538,812
CBRL Group, Inc.	22,800	703,380
Cheesecake Factory, Inc. (The) (b)	24,200	962,918
Outback Steakhouse, Inc.	34,800	1,439,328
Ruby Tuesday, Inc.	31,200	856,440

		6,840,069

Retail (6.4%)
99 Cents Only Stores (b)	33,800	515,450
Abercrombie & Fitch Co.	44,400	1,720,500
American Eagle Outfitters Ltd. (b)	33,550	969,931
Anntaylor Stores Corp. (b)	31,900	924,462
Barnes & Noble, Inc. (b)	32,300	1,097,554
BJ’s Wholesale Club, Inc. (b)	32,700	817,500
Borders Group, Inc.	36,300	850,872
Chico’s FAS, Inc. (b)	41,700	1,883,172
Claire’s Stores, Inc.	46,300	1,004,710
Coach, Inc. (b)	88,100	3,981,238
Copart, Inc. (b)	42,100	1,124,070
Dollar Tree Stores, Inc. (b)	53,250	1,460,648
Fastenal Co.	35,500	2,017,465
Michael’s Stores, Inc.	31,900	1,754,500
Nieman Marcus Group, Inc.	23,100	1,285,515
Pacific Sunwear of California, Inc. (b)	35,900	702,563
Payless Shoesource, Inc. (b)	31,800	474,138
PETsMART, Inc.	67,600	2,193,620
Pier 1 Imports, Inc.	41,200	728,828
Ross Stores, Inc.	70,100	1,875,876
Ruddick Corp.	21,800	489,410
Saks, Inc.	66,800	1,002,000
Tech Data Corp. (b)	27,100	1,060,423
Williams Sonoma, Inc. (b)	54,400	1,793,024

		31,727,469

Schools (0.6%)
Education Management Corp. (b)	34,200	1,123,812
ITT Educational Services, Inc. (b)	21,400	813,628
Laureate Education, Inc. (b)	21,100	806,864

		2,744,304

Semiconductors (0.6%)
Fairchild Semiconductor International, Inc. (b)	55,800	913,446
Integrated Circuit Systems, Inc. (b)	34,000	923,440
Silicon Laboratories, Inc. (b)	24,100	1,117,035

		2,953,921

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Shipping/ Transportation (2.1%)
Alexander & Baldwin, Inc.	19,900	$665,655
CNF Transportation, Inc.	23,600	980,816
Expeditors International of Washington, Inc.	49,300	2,435,913
GATX Corp.	23,100	628,320
Hunt (J.B.) Transport Services, Inc.	37,600	1,450,608
Overseas Shipholding Group, Inc.	18,400	811,992
Robinson (C.H.) Worldwide, Inc.	40,000	1,833,600
Swift Transportation Co., Inc. (b)	37,800	678,510
Werner Enterprises, Inc.	37,150	783,865

		10,269,279

Utilities (6.4%)
AGL Resources, Inc.	30,300	880,215
Allete, Inc.	41,300	1,375,290
Alliant Energy Corp.	52,100	1,358,768
Aqua America, Inc.	43,500	872,175
Aquila, Inc. (b)	91,500	325,740
Black Hills Corp.	15,200	478,800
DPL, Inc.	59,200	1,149,664
Duquesne Light Holdings Inc.	35,700	689,367
Energy East Corp.	68,600	1,663,550
Equitable Resources, Inc.	29,200	1,509,932
Great Plains Energy, Inc.	34,800	1,033,560
Hawaiian Electric Industries, Inc.	37,600	981,360
Idacorp, Inc.	17,900	483,300
MDU Resources Group, Inc.	54,600	1,312,038
National Fuel Gas Co.	38,400	960,000
Northeast Utilities	59,900	1,166,253
NSTAR	24,800	1,187,424
Oklahoma Gas & Electric Co.	41,000	1,044,270
Oneok, Inc.	48,000	1,055,520
Pepco Holdings, Inc.	80,538	1,472,235
PNM, Inc.	28,250	586,753
Puget Energy, Inc.	46,500	1,018,815
Questar Corp.	39,200	1,514,688
Scana Corp.	52,000	1,891,239
Sierra Pacific Resources (b)	54,900	423,279
Vectren Corp.	35,500	890,695
Westar Energy, Inc.	40,000	796,400
Western Gas Resources, Inc.	34,400	1,117,312
WGL Holdings, Inc.	22,800	654,816
Wisconsin Energy Corp.	55,300	1,803,333
WPS Resources Corp.	17,400	806,490

		32,503,281

Waste Disposal (0.6%)
Republic Services, Inc.	72,200	2,089,468
Stericycle, Inc. (b)	20,300	1,050,322

		3,139,790

Total Common Stocks		477,329,284

Security Description	Principal	Value

U.S. Treasury Bill (0.2%)
0.92%, 09/23/04(c)	$910,000	$907,259

Total U.S. Treasury Bill		907,259

Repurchase Agreement (3.9%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $7,728,492 (Fully collateralized by AA Rated Corporate Bonds)	7,728,175	7,728,175
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $11,451,243 (Fully collateralized by U.S. Agency Securities)	11,450,773	11,450,773

Total Repurchase Agreement		19,178,948

Short-Term Securities Held as Collateral for Securities Lending (18.7%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	93,027,042	93,027,042

Total Short-Term Securities Held as Collateral for Securities Lending		93,027,042

Total Investments (Cost $525,563,049) (a) — 118.6%		590,442,533
Other assets in excess of liabilities — (18.6)%		(92,718,019)

NET ASSETS — 100.0%		$497,724,514

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$96,538,789
Unrealized depreciation	(31,659,305)

Net unrealized appreciation (depreciation)	$64,879,484

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

At June 30, 2004, the Fund’s open futures contracts were as follows:

Market
			Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contract	Expiration	Contracts	(Depreciation)

68	S&P Midcap 400 Future	09/17/2004	$20,680,500	$375,100

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.0%)
Aerospace/ Defense (2.4%)
GenCorp, Inc.	58,000	$776,620
General Dynamics Corp.	5,200	516,360

		1,292,980

Applications Software (4.2%)
Microsoft Corp.	79,200	2,261,952

Building Products (0.9%)
Asahi Glass Co. Ltd. ADR-JP	49,000	509,692

Computer Hardware (2.0%)
EMC Corp. (b)	92,300	1,052,220

Computer Services (7.3%)
Insight Enterprises, Inc. (b)	27,400	486,624
Research in Motion Ltd. (b)	12,100	828,124
Yahoo, Inc. (b)	71,600	2,601,228

		3,915,976

Computer Software (0.5%)
S1 Corp. (b)	24,600	244,524

Computers — Memory Devices (2.7%)
Western Digital Corp. (b)	166,700	1,443,622

Consulting Services (4.0%)
BearingPoint, Inc. (b)	172,600	1,530,962
Keynote Systems, Inc. (b)	46,800	643,500

		2,174,462

Data Processing & Reproduction (1.8%)
FileNETCorp. (b)	31,100	981,827

E-Commerce (9.8%)
eBay, Inc. (b)	32,000	2,942,400
Overstock.com, Inc. (b)	29,300	1,145,044
Websense, Inc. (b)	32,500	1,209,975

		5,297,419

Electronic Components (10.5%)
Agilent Technologies, Inc. (b)	20,300	594,384
Altera Corporation (b)	34,400	764,368
Cadence Design Systems, Inc. (b)	80,700	1,180,641
Intel Corp.	47,500	1,311,000
Leadis Technology, Inc. (b)	8,400	112,644
MEMC Electronic Materials, Inc. (b)	50,900	502,892
Micron Technology, Inc. (b)	54,000	826,740
Xilinx, Inc.	10,900	363,079

		5,655,748

Entertainment Software (2.8%)
Activision, Inc. (b)	37,300	593,070
THQ, Inc. (b)	39,500	904,550

		1,497,620

Instruments — Controls (3.2%)
Photon Dynamics, Inc. (b)	48,500	1,700,895

Internet Security (5.1%)
Check Point Software Technologies Ltd. (b)	70,400	1,900,096
WatchGuard Technologies, Inc. (b)	115,700	835,354

		2,735,450

Internet Services/ Software (1.6%)
Akamai Technologies, Inc. (b)	48,600	872,370

Motion Pictures & Services (1.5%)
Macrovision Corp. (b)	32,000	800,960

Networking (8.4%)
Cisco Systems, Inc. (b)	155,600	3,687,720
Juniper Networks, Inc. (b)	33,500	823,095

		4,510,815

Semiconductors (16.0%)
Advanced Micro Devices, Inc. (b)	152,940	2,431,746
Broadcom Corp., Class A (b)	63,200	2,955,864
Integrated Device Technology, Inc. (b)	55,800	772,272
Marvel Technology Group Ltd. (b)	41,600	1,110,720
Powersdsine Ltd. (b)	16,900	204,321
Sigmatel, Inc. (b)	38,500	1,118,810

		8,593,733

Telecommunication Equipment (6.1%)
Comverse Technology, Inc. (b)	29,500	588,230
Corning, Inc. (b)	82,300	1,074,838
Lucent Technologies, Inc. (b)	138,600	523,908
Telefonaktiebolaget LM Ericsson (b)	37,000	1,107,040

		3,294,016

Telephone — Integrated (0.7%)
Nippon Telgraph and Telephone Corp.	14,800	397,232

Travel (1.5%)
Sabre Group Holdings, Inc.	29,700	822,987

Wireless Equipment (6.0%)
Crown Castle International Corp. (b)	33,000	486,750
QUALCOMM, Inc.	37,800	2,758,644

		3,245,394

Total Common Stocks		53,301,894

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

Short-Term Securities Held as Collateral for Securities Lending (13.4%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	$7,206,496	$7,206,496

Total Short-Term Securities Held as Collateral for Securities Lending		7,206,496

Total Investments (Cost $57,619,222) (a) — 112.4%		60,508,390
Other assets in excess of liabilities — (12.4)%		(6,667,659)

NET ASSETS — 100.0%		$53,840,731

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,385,715
Unrealized depreciation	(496,547)

Net unrealized appreciation (depreciation)	$2,889,168

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

JP	Japan

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (90.6%)
Dental Supplies & Equipment (1.1%)
DENTSPLY International, Inc.	12,410	$646,561

Diagnostic Equipment (0.6%)
Cytyc Corp. (b)	13,800	350,106

Drugs (42.2%)
Abbott Laboratories	45,500	1,854,580
Allergan, Inc.	7,540	674,981
Amgen, Inc. (b)	37,860	2,066,020
Andrx Corp. (b)	19,660	549,104
Elan Corp. PLC ADR-IE (b)	54,680	1,352,783
Eli Lilly & Co.	44,540	3,113,791
Forest Laboratories, Inc. (b)	7,540	426,990
Merck & Co., Inc.	93,730	4,452,175
Novartis AG ADR-CH	24,780	1,102,710
Pfizer, Inc.	143,808	4,929,738
Schering-Plough Corp.	80,580	1,489,118
Sepracor, Inc. (b)	13,240	700,396
Valeant Pharmaceuticals International	43,380	867,600
Wyeth	49,230	1,780,157

		25,360,143

Hospitals (0.7%)
Triad Hospitals, Inc. (b)	11,360	422,933

Insurance (6.5%)
Anthem, Inc. (b)	6,400	573,184
Coventry Health Care, Inc. (b)	13,610	665,529
UnitedHealth Group, Inc.	31,690	1,972,703
WellPoint Health Networks, Inc. (b)	6,310	706,783

		3,918,199

Medical Information Systems (1.2%)
Dendrite International, Inc. (b)	39,210	728,522

Medical Instruments (11.9%)
Beckman Coulter, Inc.	13,530	825,330
Boston Scientific Corp. (b)	16,820	719,896
Fisher Scientific International, Inc. (b)	17,720	1,023,330
Gen-Probe, Inc. (b)	16,310	771,789
Medtronic, Inc.	38,560	1,878,643
Thermo Electron Corp. (b)	61,980	1,905,265

		7,124,253

Medical Products (11.7%)
Baxter International, Inc.	38,870	1,341,404
Biomet, Inc.	15,520	689,709
C. R. Bard, Inc.	20,190	1,143,764
Cooper Companies, Inc. (The)	11,280	712,558
Kinetic Concepts, Inc. (b)	8,850	441,615
Stryker Corp.	29,890	1,643,949
Zimmer Holdings, Inc. (b)	12,040	1,061,928

		7,034,927

Medical Services (7.0%)
Cardinal Health, Inc.	17,470	1,223,774
Caremark Rx, Inc. (b)	27,780	915,073
Inveresk Research Group, Inc. (b)	43,150	1,330,746
Medco Health Solutions, Inc. (b)	17,240	646,500
TriPath Imaging, Inc. (b)	10,920	102,757

		4,218,850

Therapeutics (6.4%)
Genentech, Inc. (b)	45,140	2,536,868
Gilead Sciences, Inc. (b)	9,270	621,090
MedImmune, Inc. (b)	16,280	380,952
Nabi Biopharmaceuticals (b)	19,400	275,868

		3,814,778

Veterinary Diagnostics (1.3%)
VCA Antech, Inc. (b)	18,080	810,346

Total Common Stocks		54,429,618

Security Description	Principal	Value

Repurchase Agreements (8.2%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $1,980,365 (Fully collateralized by AA Rated Corporate Bonds)	$1,980,284	1,980,284

Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,934,292 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Securities)	2,934,171	2,934,971

Total Repurchase Agreements		4,914,455

MUTUAL FUND (0.0%)
Exchange Traded Funds (0.0%)
NASDAQ Biotech Index Fund — Institutional Shares (b)	50	3,755

Total Mutual Fund		3,755

Short-Term Securities Held as Collateral for Securities Lending (8.8%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	5,295,773	5,295,773

Total Short-Term Securities Held as Collateral for Securities Lending		5,295,773

Total Investments (Cost $62,454,278) (a) — 107.6%		64,643,601
Liabilities in excess of other assets — (7.6)%		(4,589,049)

NET ASSETS — 100.0%		$60,054,552

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,017,932
Unrealized depreciation	(828,609)

Net unrealized appreciation (depreciation)	$2,189,323

Aggregate cost for income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CH	Switzerland

IE	Ireland

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (101.9%)
Coal (3.9%)
Peabody Energy Corp.	6,294	$352,401

Computer Equipment (2.5%)
International Business Machines Corp.	2,600	229,190

Computer Networks (3.2%)
Cisco Systems, Inc. (b)	12,000	284,400

Computer Software & Services (3.3%)
Microsoft Corp.	10,500	299,880

Construction & Building Materials (2.1%)
Lennar Corp.	4,148	185,499

Diversified (3.8%)
Ingersoll-Rand Co., Class A	4,966	339,227

Financial Services (15.8%)
Capital One Financial Corp.	3,500	239,330
CIT Group, Inc.	9,710	371,796
Citigroup, Inc.	8,642	401,853
Goldman Sachs Group, Inc. (The)	4,400	414,303

		1,427,282

Food and Beverages (2.0%)
Kraft Foods, Inc. Class A	5,800	183,744

Hotels/ Motels (3.4%)
Starwood Hotels & Resorts Worldwide, Inc.	6,850	307,223

Manufacturing (6.0%)
General Electric Co.	9,600	311,040
Tyco International Ltd.	7,000	231,980

		543,020

Metals (7.6%)
Alcoa, Inc.	10,913	360,456
Phelps Dodge Corp.	4,200	325,542

		685,998

Oil & Gas (13.4%)
Apache Corp.	7,258	316,086
BJ Services Co. (b)	7,548	346,000
ConocoPhillips	4,732	361,005
GlobalSantaFe Corp.	7,000	185,500

		1,208,591

Pharmaceuticals (14.0%)
Andrx Corp. (b)	10,199	284,858
Elan Corp. PLC (b)	8,700	215,238
Pfizer, Inc.	10,503	360,043
Shire Pharmaceuticals Group PLC ADR — GB (b)	6,928	185,255
Valeant Pharmaceuticals International	11,082	221,640

		1,267,034

Retail (4.9%)
Wal-Mart Stores, Inc.	8,395	442,920

Semiconductors (6.5%)
Applied Materials, Inc. (b)	13,000	255,060
Intel Corp.	12,000	331,200

		586,260

Transportation (4.5%)
J.B. Hunt Transport Services, Inc.	10,426	402,235

Travel (5.0%)
Royal Caribbean Cruises Ltd.	10,434	452,940

Total Common Stocks		9,197,844

Total Investments (Cost $8,503,052) (a) — 101.9%		9,197,844
Liabilities in excess of other assets — (1.9)%		(170,555)

NET ASSETS — 100.0%		$9,027,289

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$860,508
Unrealized depreciation	(165,716)

Net unrealized appreciation (depreciation)	$694,792

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
GB	United Kingdom

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (96.0%)
Brazil (8.0%)
Banking (1.1%)
Banco Itau Holding Financeira SA ADR	20,300	$946,792

Beverages (0.6%)
Companhia de Bebidas das Americas ADR	26,800	537,876

Electric Utility (0.9%)
Companhia Energetica de Minas Gerais	51,622,100	770,914

Oil & Gas (2.3%)
Petroleo Brasileiro SA ADR	54,619	1,376,399
Petroleo Brasileiro SA ADR	24,100	676,487

		2,052,886

Paper Products (1.2%)
Klabin SA	764,000	1,004,030

Steel (1.0%)
Gerdau SA ADR	71,920	871,670

Telecommunications (0.9%)
Tele Norte Leste Participacoes SA ADR	60,700	772,711

		6,956,879

Chile (0.9%)
Retail Stores (0.9%)
Cencosud SA ADR (b)	41,100	760,634

China (5.4%)
Coal (1.9%)
China Resources Power Holdings Co. (b)	2,914,000	1,643,837

Coal Mining (1.0%)
Yanzhou Coal Mining Co. Ltd.	786,000	856,560

Oil & Gas (1.1%)
CNOOC Ltd.	1,435,500	607,343
Sinopec Shanghai Petrochemical Co. Ltd.	1,068,000	356,009

		963,352

Telecommunications (1.4%)
China Telecom Corp. Ltd.	3,596,000	1,256,327

		4,720,076

Hong Kong (1.7%)
Agriculture (0.7%)
Global Bio-ChemTechnology Group Co. Ltd.	886,000	641,799

Electronics (0.2%)
Nam Tai Electronic & Electrical Products Ltd. (b)	422,000	160,959

Semiconductor Comp — Integrated Circuits (0.8%)
Solomon Systech International Ltd. (b)	2,716,000	672,053

		1,474,811

Hungary (0.4%)
Banking (0.4%)
OTP Bank	18,600	379,906

India (2.0%)
Chemicals (0.6%)
Indian Petrochemicals Corp. Ltd.	150,200	480,640

Data Processing & Reproduction (0.8%)
Satyam Computer Services Ltd.	122,200	812,630

Financial Services (0.6%)
ICICI Bank Ltd. ADR	39,676	480,080

		1,773,350

Indonesia (2.8%)
Banking (1.0%)
PT Bank Mandiri	7,826,500	978,052

Coal Mining (0.7%)
PT Bumi Resources	9,600,000	587,078

Oil & Gas (0.5%)
PT Perusahaan Gas Negara	2,537,164	391,267

Telecommunications (0.6%)
PT Telekomunikasi Indonesia (b)	616,500	485,201

		2,441,598

Israel (3.3%)
Banking (0.8%)
Bank Hapoalim Ltd.	271,200	721,232

Computer Hardware (0.4%)
M-Systems Flash Disk Pioneer Ltd. (b)	23,211	346,076

Electronic Measuring Instruction (0.8%)
Orbotech Ltd. (b)	37,100	754,984

Software & Computer Services (0.8%)
Retalix Ltd. (b)	32,200	652,050

Telecommunications (0.5%)
Nice Systems Ltd. ADR (b)	17,500	419,108

		2,893,450

Korea (19.6%)
Airlines (0.9%)
Korean Air (b)	60,000	778,884

Automobile (0.8%)
Ssangyong Motor Co. (b)	108,500	732,410

Banking (2.0%)
Hana Bank	33,210	701,276
Kookmin Bank ADR	32,600	1,022,988

		1,724,264

Electronics (9.5%)
KH Vatec Co. Ltd.	25,400	984,786
Kumho Electric Co. Ltd.	10,994	448,133
LG Electronics Inc.	19,700	934,280
Samsung Electro-Mechanics (b)	34,200	969,321

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

Korea (continued)
Electronics (continued)
Samsung Electronics	1,500	$619,212
Samsung Electronics GDR (e)	32,600	4,238,000

		8,193,732

Financial Services (0.6%)
Daishin Securities Co.	89,000	516,054

Internet (0.7%)
Daum Communication Corp. (b)	13,400	619,264

Retail (1.1%)
Shinsegae Department Store Co.	3,800	914,236

Steel (0.9%)
Dongkuk Steel Mill Co.	102,200	788,059

Telecommunications (2.0%)
SK Telecom Co. Ltd.	12,100	253,979
SK Telecom Co. Ltd.	9,010	1,481,523

		1,735,502

Tobacco (1.1%)
KT&G Corp	40,600	938,139

		16,940,544

Malaysia (6.4%)
Agriculture (0.8%)
IOI Corporation Berhad	320,700	687,817

Banking (2.3%)
CIMB Berhad	711,200	1,048,084
Public Bank Berhad	508,700	883,532

		1,931,616

Electric Utility (0.2%)
Tenega Nasional Berhad	74,000	196,684

Property Management (1.0%)
Magnum Corp Berhad	1,342,400	858,429

Telecommunications (2.1%)
Maxis Communications Berhad	329,000	761,895
Telekom Malaysia Berhad	404,600	1,096,679

		1,858,574

		5,533,120

Mexico (7.9%)
Beverages (1.0%)
Coca-Cola Femsa, SA de CV	40,100	889,819

Diversified (1.0%)
Alfa SA, Class A	254,300	853,326

Financial Services (1.6%)
Grupo Financiero Banorte SA de CV	390,700	1,381,831

Real Estate (1.0%)
Urbi, Desarrolloas Urbanos SA de CV (b)	263,100	846,355

Retail (1.2%)
Organizacion Soriana SA de CV	355,630	1,055,512

Telecommunications (2.1%)
America Movil SA de CV ADR	36,617	1,331,759
Telefonos de Mexico SA de CV ADR	15,800	525,666

		1,857,425

		6,884,268

Poland (1.5%)
Banking (1.2%)
Bank Pekao SA	30,100	1,005,478

Real Estate Development (0.3%)
Globe Trade Centre (b)	9,100	280,598

		1,286,076

Russia (6.2%)
Oil & Gas (4.9%)
Lukoil — Spon ADR	14,500	1,518,875
OAO Gazprom ADR	33,900	970,557
Surgutneftgaz ADR	53,168	1,732,213

		4,221,645

Telecommunications (1.3%)
AO VimpelCom ADR (b)	7,100	684,795
Golden Telecom, Inc.	16,500	464,310

		1,149,105

		5,370,750

Singapore (0.5%)
Oil & Gas (0.5%)
China Aviation Oil Singapore Corp. Ltd.	490,520	444,257

South Africa (10.1%)
Banking (2.3%)
ABSA Group Ltd.	157,573	1,293,609
African Bank Investments Ltd.	376,500	715,152

		2,008,761

Forest Products (0.9%)
Sappi Ltd. (b)	50,400	768,301

Insurance (1.0%)
Sanlam Ltd. (b)	588,200	833,218

Metals & Mining (2.6%)
Anglo American PLC	110,000	2,250,553

Mining (0.9%)
Impala Platinum Holdings Ltd.	9,999	758,104

Oil & Gas (0.8%)
Sasol Ltd.	44,531	688,869

Retail (1.0%)
Massmart Holdings Ltd.	163,100	858,525

Telecommunications (0.6%)
Telkom South Africa Ltd.	44,000	563,435

		8,729,766

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

Taiwan (12.3%)
Banking (2.6%)
Bank of Kaohsiung	865,000	$611,980
Chinatrust Financial Holding Co. Ltd.	503,000	560,716
Taishin Financial Holdings Co. Ltd.	1,300,000	1,070,453

		2,243,149

Chemicals (0.7%)
Taiyen Biotech Co. Ltd. (b)	517,000	613,207

Electronics (2.3%)
Ichia Technologies, Inc. (b)	452,000	906,956
Yageo Corp. (b)	2,133,000	1,096,935

		2,003,891

Financial Services (1.0%)
Cathay Financial Holding Co. Ltd.	465,000	836,281

Paper Products (0.8%)
Cheng Loong Corp.	2,145,490	733,446

Semiconductors (2.9%)
Taiwan Semiconductor Manufacturing Co Ltd.	1,275,709	1,835,444
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	74,747	621,147

		2,456,591

Software & Computer Services (1.2%)
Accton Technology Corp. (b)	1,853,000	1,035,565

Textiles (0.8%)
Far Eastern Textile Co. Ltd.	1,113,070	658,445

		10,580,575

Thailand (5.1%)
Airlines (1.4%)
Thai Airways International Public Co. Ltd.	856,100	1,183,066

Diversified Minerals (0.6%)
Banpu Public Co. Ltd. (b)	168,800	532,596

Financial Services (2.5%)
Kiatnakin Finance Public Co. Ltd.	321,800	285,319
Kiatnakin Finance Public Co. Ltd.	406,600	360,505
Siam Commercial Bank Public Co. Ltd. (c)	605,000	688,089
Tisco Finance Public Co. Ltd. (b)	1,287,100	857,856

		2,191,769

Telecommunications (0.6%)
Shin Corporation Public Co. Ltd. (b)	573,100	511,634

		4,419,065

Turkey (1.9%)
Automotive (0.7%)
Ford Otomotiv Sanayii AS	86,402,700	628,807

Banking (1.2%)
Türkiye Garanti Bankasi AS (b)	333,954,499	995,787

		1,624,594

Total Common Stocks		83,213,719

Security Description	Principal	Value

PARTICIPATION NOTES (1.9%)
India (1.9%)
Banking (0.2%)
Deutsche Bank Ltd. (d)	35,300	$187,796

Financial Services (0.6%)
Union Bank of India Ltd. (d)	448,400	564,984

Oil & Gas (1.1%)
Oil and Natural Gas Corp. Ltd. (d)	67,600	926,120

Total Participation Notes		1,678,900

WARRANT (0.3%)
Thailand (0.3%)
Banking (0.3%)
Kiatnakin Finance Ltd.	617,900	270,525

Total Warrant		270,525

Repurchase Agreement (1.2%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $427,650 (Fully collateralized by AA Rated Corporate Bonds)	427,633	427,633
Nomura Securities, 1.48% dated 06/30/04, due 07/01/04, repurchase price $633,646 (Fully collateralized by U.S. Agency Securities)	633,620	633,620

Total Repurchase Agreements		1,061,253

Short-Term Securities Held as Collateral for Securities Lending (3.2%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	2,798,950	2,798,950

Total Short-Term Securities Held as Collateral for Securities Lending		2,798,950

Total Investments (Cost $87,868,922) (a) — 102.6%		89,023,347
Other assets in excess of liabilities — (2.6%)		(2,224,422)

NET ASSETS — 100.0%		$86,798,925

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,287,408
Unrealized depreciation	(5,132,983)

Net unrealized appreciation (depreciation)	$1,154,425

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Foreign Shares.

(d)	Fair Valued Security.

(e)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

At June 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)

Short Contract:
Hong Kong Dollar	07/02/04	$577,807	$577,778	$29

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.0%)
Australia (2.1%)
Multimedia (2.1%)
News Corp. Ltd. (The) ADR	6,700	$220,296

China (2.2%)
Telecommunications (2.2%)
China Unicom Ltd.	130,000	102,503
China Unicom Ltd. ADR	15,800	124,820

		227,323

France (8.7%)
Banking (1.8%)
BNP Paribas SA	1,700	104,553
Societe Generale	1,004	85,323

		189,876

Financial Services (2.7%)
Credit Agricole S.A.	11,600	282,262

Food & Beverage (1.6%)
Pernod — Richard SA	1,271	162,523

Oil & Gas (1.5%)
Total Fina Elf SA	800	152,519

Pharmaceuticals (1.1%)
Aventis SA	1,500	113,240

		900,420

Germany (4.9%)
Banking (0.4%)
Deutsche Bank AG	500	39,328

Manufacturing (2.4%)
Siemens AG	3,600	259,074

Telecommunications (1.1%)
Deutsche Telekom AG (b)	6,290	110,582

Utilities (1.0%)
E. ON AG	1,400	100,836

		509,820

Hong Kong (1.9%)
Real Estate (1.9%)
Sun Hung Kai Properties Ltd.	24,000	196,928

Ireland (1.7%)
Building & Construction (1.7%)
CRH PLC	8,261	174,481

Italy (2.1%)
Oil & Gas (2.1%)
ENI SpA	11,000	218,413

Japan (22.3%)
Automotive (1.0%)
Honda Motor Co. Ltd.	2,100	101,233

Banking (2.4%)
Sumitomo Mitsui Financial Group, Inc.	15	102,827
Sumitomo Trust & Banking Co. Ltd. (The)	20,000	142,419

		245,246

Building Products (2.0%)
Asahi Glass Co. Ltd.	20,000	208,037

Chemicals (3.1%)
Asahi Kasei Corp.	27,000	139,807
Shin-Etsu Chemical Co. Ltd.	5,100	182,285

		322,092

Electronics (1.0%)
Canon, Inc.	1,000	52,697
NEC Corp.	7,000	49,269

		101,966

Financial Services (6.0%)
Credit Saison Co. Ltd.	7,000	210,420
Mitsubishi Tokyo Financial Group, Inc.	21	194,382
Promise Co. Ltd.	3,450	230,178

		634,980

Import/ Export (0.5%)
Mitsubishi Corp.	5,000	48,573

Insurance (0.7%)
Millea Holdings, Inc.	5	74,234

Manufacturing (0.8%)
Fuji Electric Holdings Co. Ltd.	31,000	83,811

Pharmaceuticals (1.7%)
Takeda Chemical Industries Ltd.	4,000	175,595

Real Estate (2.1%)
Mitsui Fudosan Co. Ltd.	18,000	215,772

Semiconductors (1.0%)
NEC Electronics Corp.	1,700	104,385

		2,315,924

Korea (2.0%)
Electronics (2.0%)
Samsung Electronics Co. Ltd.	1,011	208,013

Mexico (1.0%)
Retail (1.0%)
Grupo Electra SA de CV	4,400	104,016

Netherlands (6.2%)
Electronics (1.5%)
Koninlijke (Royal) Philips Electronics N.V.	5,800	156,162

Food & Beverage (1.8%)
Koninklijke (Royal) Numico N.V. (b)	5,700	183,151

Oil & Gas (1.3%)
Royal Dutch Petroleum Co.	2,574	132,093

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Netherlands (continued)
Semiconductors (1.6%)
ASML Holding N.V. (b)	10,076	$170,522

		641,928

Portugal (0.9%)
Telecommunications (0.9%)
Portugal Telecom SA	8,686	93,737

Russia (2.1%)
Oil & Gas Transmission (2.1%)
Gazprom ADR	7,604	217,703

Singapore (0.9%)
Cruise Lines (0.9%)
Star Cruises Ltd. (b)	361,000	90,250

Spain (1.3%)
Real Estate (1.3%)
Fadesa Inmobiliaria SA (b)	8,842	129,092

Television (0.0%)
Antena 3 Television SA (b)	23	1,217

		130,309

Switzerland (8.5%)
Banking (3.0%)
Credit Suisse Group (b)	5,000	177,659
UBS AG	1,883	132,685

		310,344

Engineering (0.5%)
ABB Ltd. (b)	9,300	50,866

Food & Beverage (1.5%)
Nestle SA	600	160,013

Pharmaceuticals (3.5%)
Alcon, Inc.	1,500	117,975
Roche Holding AG	2,500	247,525

		365,500

		886,723

Taiwan (0.9%)
Semiconductors (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	68,452	98,489

United Kingdom (27.3%)
Banking (2.2%)
HSBC Holdings PLC	8,000	118,966
Royal Bank of Scotland Group PLC	3,900	112,314

		231,280

Building & Construction (2.6%)
Westbury PLC	34,895	273,219

Food & Beverage (0.5%)
Diageo PLC	4,200	56,630

Gambling (2.4%)
Hilton Group PLC	50,500	252,766

Gas — Distribution (0.5%)
Centrica PLC	12,800	52,113

Metals (2.2%)
Rio Tinto PLC	9,577	230,298

Mining (2.7%)
Anglo American PLC	8,000	163,650
BHP Billiton PLC	13,435	116,584

		280,234

Oil & Gas (3.7%)
BP PLC	42,008	371,003

Pharmaceuticals (4.8%)
AstraZeneca PLC	3,600	161,518
GlaxoSmithKline PLC	16,357	331,043

		492,561

Retail (2.2%)
GUS PLC	15,000	229,997

Telecommunications (2.4%)
Vodafone Group PLC	113,100	247,666

Television (1.1%)
ITV PLC	54,071	113,257

		2,831,024

Total Common Stocks		10,065,797

Security Description	Principal	Value

Repurchase Agreements (1.3%)
CS First Boston, 1.48% dated 06/30/04, due 07/01/04, repurchase price $56,385 (Fully collateralized by AA Corporate Bonds)	$56,383	$56,383
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $83,545 (Fully collateralized by AA Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	83,542	83,542
Total Repurchase Agreements		139,925

Total Investments (Cost $9,986,483) (a) — 98.3%		10,205,722
Other assets in excess of liabilities — 1.7%		178,352

NET ASSETS — 100.0%		$10,384,074

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$493,405
Unrealized depreciation	(274,166)

Net unrealized appreciation (depreciation)	$219,239

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

At June 30, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)

Short Contract:
Japanese Yen	07/01/04	$102,056	$100,732	$1,324

Long Contract:
Japanese Yen	07/02/04	$103,204	$102,575	$(629)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.3%)
Australia (1.5%)
Banking (0.7%)
National Australia Bank Ltd.	39,958	$830,588

Containers (0.3%)
Amcor Ltd.	79,900	387,939

Oil & Gas (0.4%)
Santos Ltd.	90,100	434,952

Publishing (0.1%)
John Fairfax Holdings Ltd.	27,000	70,155

		1,723,634

Belgium (0.6%)
Banking (0.6%)
Dexia	40,260	668,119
Dexia Strips (b)	45,100	549

		668,668

Brazil (1.1%)
Oil & Gas (0.6%)
Petroleo Brasileiro SA ADR (c)	14,150	397,190
Petroleo Brasileiro SA ADR	9,200	231,840

		629,030

Telecommunications (0.5%)
Telecomunicacoes Brasileiras SA ADR	21,211	618,301

		1,247,331

China (0.6%)
Telecommunications (0.6%)
China Mobile (Hong Kong) Ltd.	232,500	703,480

Denmark (0.7%)
Banking (0.7%)
Danske Bank A/ S	33,500	793,735

Finland (2.0%)
Financial Services (0.6%)
Sampo Oyj	74,650	724,767

Paper Products (0.8%)
UPM-Kymmene Oyj	50,300	957,128

Telecommunications (0.6%)
Nokia Oyj	11,800	170,268
Nokia Oyj ADR	32,846	477,581

		647,849

		2,329,744

France (8.0%)
Aerospace & Defense (0.5%)
Societe Nationale d’Etude et de Construction de Moteurs d’Avion (b)	30,600	599,395

Audio/ Video Products (1.3%)
Thomson	74,700	1,473,226

Banking (0.8%)
Banque Nationale de Paris SA	15,630	961,271

Food & Beverages (1.0%)
Carrefour SA	24,700	1,198,444

Insurance (0.1%)
Assurances Generales de France	1,478	89,785

Machinery (0.6%)
Schneider Electric SA	10,660	727,588

Medical (0.7%)
Sanofi-Synthelabo SA	13,600	862,070

Oil & Gas (1.4%)
TotalFinaElf SA	5,800	1,105,764
TotalFinaElf SA ADR	5,541	532,379

		1,638,143

Rubber — Tires (0.2%)
Michelin	4,253	235,177

Steel (0.4%)
Arcelor	25,320	425,117

Telecommunications (1.0%)
France Telecom SA	46,100	1,201,396

		9,411,612

Germany (7.0%)
Airlines (0.7%)
Deutsche Lufthansa AG (b)	58,212	793,933

Automotive (0.9%)
Volkswagen AG	25,820	1,090,063

Banking (1.1%)
Deutsche Bank AG	10,700	841,623
Deutsche Postbank AG (b)	12,700	457,363

		1,298,986

Distribution/ Wholesale (0.4%)
Medion AG	12,300	492,342

Electric & Gas (1.4%)
E.On AG	21,452	1,545,094

Machinery/ Print Trade (0.3%)
Heidelberger Druckmaschinen AG (b)	12,100	400,424

Medical (0.4%)
Schering AG	8,300	489,763

Retail (0.8%)
KarstadtQuelle AG	44,800	972,931

Transportation (1.0%)
Deutsche Post AG	53,160	1,146,079

		8,229,615

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Greece (0.7%)
Telecommunications (0.7%)
Hellenic Telecommunications Organization SA	61,347	$797,133
Hellenic Telecommunications Organization SA ADR	1	6

		797,139

Hong Kong (1.0%)
Banking (0.3%)
Bank of East Asia Ltd.	86,825	248,237
Dah Sing Banking Group Ltd. (b)	5,760	9,453
Dah Sing Financial Group	14,400	84,925

		342,615

Diversified Operations (0.3%)
Swire Pacific Ltd. Class A	58,700	380,055

Transportation (0.4%)
MTR Corp. Ltd.	273,615	413,940

		1,136,610

Ireland (1.5%)
Banking (1.5%)
Bank of Ireland	133,455	1,779,554

Italy (4.1%)
Aerospace & Defense (0.9%)
Finmeccanica SpA	1,320,240	1,048,894

Apparel (0.4%)
Benetton Group SpA	40,400	462,035

Banking (1.8%)
Banche Popolari Unite Scrl	19,250	319,222
Sanpaolo IMI SpA	26,582	320,176
UniCredito Italiano SpA	304,500	1,504,108

		2,143,506

Oil & Gas (1.0%)
Eni SpA	60,060	1,192,535

		4,846,970

Japan (25.0%)
Advertising (0.3%)
Dentsu, Inc.	160	412,042

Appliances (0.8%)
Rinnai Corp.	29,300	891,500

Automotive (3.3%)
Fuji Heavy Industries Ltd.	115,500	647,812
Honda Motor Co. Ltd.	33,100	1,595,620
Toyota Motor Corp.	18,300	741,291
Yamaha Motor Co. Ltd.	67,000	1,043,239

		4,027,962

Banking (0.7%)
The 77 Bank Ltd.	126,000	859,130

Building & Construction (0.7%)
Sekisui House Ltd.	72,500	804,633

Chemicals (2.3%)
Shin-Etsu Chemical Co. Ltd.	32,500	1,161,618
Sumitomo Bakelite Co. Ltd.	99,000	693,177
Sumitomo Chemical Co. Ltd.	177,600	828,469

		2,683,264

Computers (0.3%)
TDK Corp.	4,600	349,063

Convenience Stores (0.8%)
Lawson, Inc.	23,900	985,657

Cosmetics & Toiletries (1.6%)
Kao Corp.	47,800	1,152,124
Shiseido Co. Ltd.	54,000	680,475

		1,832,599

Drugstores (0.7%)
Matsumotokiyoshi Co. Ltd.	26,100	789,351

Electronic Components (2.1%)
Mabuchi Motor Co. Ltd.	15,000	1,112,129
Minebea Co. Ltd.	170,000	791,459
Murata Manufacturing Co. Ltd.	9,700	552,940

		2,456,528

Electronics (2.1%)
ALPS ELECTRIC CO. Ltd.	53,000	753,847
Funai Electric Co. Ltd.	4,700	708,134
Rohm Co. Ltd.	8,100	969,490

		2,431,471

Financial Services (2.5%)
Aiful Corp.	8,850	923,810
Credit Saison Co.	45,000	1,352,701
Shohkoh Fund & Co. Ltd.	3,850	772,717

		3,049,228

Machinery (0.1%)
Fuji Machine Manufacturing Co. Ltd.	14,700	170,421

Office Automation & Equipment (0.9%)
Canon, Inc.	21,000	1,106,631

Pharmaceuticals (1.8%)
Eisai Co. Ltd.	29,700	854,676
Takeda Chemical Industries Ltd.	29,200	1,281,841

		2,136,517

Photographic Products (1.0%)
Fuji Photo Film Co. Ltd.	37,800	1,184,768

Restaurants (0.8%)
Skylark Co. Ltd.	44,500	893,140

Security Services (0.4%)
Sohgo Security Services Co. Ltd.	33,100	433,183

Telecommunications (0.6%)
Nippon Telegraph & Telephone Corp.	122	651,844

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Textile Products (0.1%)
Kuraray Co. Ltd.	14,500	$118,668

Transportation (1.1%)
Nippon Express Co. Ltd.	225,000	1,319,709

		29,587,309

Korea (1.7%)
Steel (0.5%)
POSCO ADR	17,500	586,425

Telecommunications (0.6%)
KT Corp. SP ADR	38,400	692,736

Utilities (0.6%)
Korea Electric Power Corp. ADR	73,500	673,260

		1,952,421

Mexico (1.0%)
Food & Beverages (0.5%)
Coca-Cola Femsa S.A. de C.V. ADR	27,400	608,006

Telecommunications (0.5%)
Telefonos de Mexico SA de CV ADR	17,216	572,776

		1,180,782

Netherlands (6.0%)
Banking (1.8%)
ABN AMRO Holding NV	26,647	582,913
Fortis NV	72,560	1,601,401

		2,184,314

Chemicals (1.2%)
Akzo Nobel NV	28,190	1,036,810
DSM NV	9,900	485,768

		1,522,578

Electronics (0.8%)
Koninklijke (Royal) Philips Electronics NV	16,600	446,946
Koninklijke (Royal) Philips Electronics NV ADR	17,050	463,760

		910,706

Food & Beverages (0.4%)
Heineken NV	14,141	464,698

Oil & Gas (0.9%)
Royal Dutch Petroleum Co.	19,600	1,005,839

Printing & Publishing (0.9%)
Wolters Kluwer NV	55,369	1,005,081

		7,093,216

New Zealand (0.5%)
Paper & Related Products (0.2%)
Carter Holt Harvey Ltd.	197,600	259,756

Telecommunications (0.3%)
Telecom Corp. of New Zealand Ltd.	100,224	374,246

		634,002

Norway (0.5%)
Oil & Gas (0.5%)
Norsk Hydro ASA	9,350	607,686

Portugal (0.4%)
Utilities (0.4%)
Electricidade de Portugal SA	151,220	423,158

Singapore (1.6%)
Banking (1.1%)
DBS Group Holdings Ltd.	158,500	1,325,089

Engineering (0.3%)
Singapore Technologies Engineering Ltd.	295,500	356,841

Telecommunications (0.2%)
MobileOne Ltd.	260,900	227,205

		1,909,135

South Africa (0.7%)
Banking (0.6%)
Nedcor Ltd.	76,920	763,969

Insurance (0.1%)
Old Mutual PLC	32,200	61,168

		825,137

Spain (2.3%)
Banking (0.3%)
Banco de Sabadell SA	16,500	357,330

Oil & Gas (0.9%)
Repsol YPF SA	5,000	109,499
Repsol YPF SA ADR	42,170	921,836

		1,031,335

Utilities (1.1%)
Endesa SA	70,346	1,355,689

		2,744,354

Sweden (0.9%)
Appliances (0.6%)
Electrolux AB Series B	39,600	759,623

Financial Services (0.3%)
Investor AB Class B	34,580	353,468

		1,113,091

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Switzerland (6.2%)
Banking (1.0%)
Julius Baer Holding Ltd.	570	$158,156
United Bank of Switzerland AG	13,890	978,755

		1,136,911

Chemicals (1.5%)
Clariant AG	51,109	746,802
Lonza Group AG	19,100	967,658

		1,714,460

Food & Beverages (1.0%)
Nestle SA	4,240	1,130,757

Insurance (1.2%)
Swiss Re	11,630	755,429
Zurich Financial Services AG	3,950	623,693

		1,379,122

Pharmaceuticals (1.5%)
Novartis AG	42,890	1,892,106

		7,253,356

Taiwan (0.6%)
Semiconductor Components (0.6%)
United Microelectronics Corp. ADR (b)	154,891	667,580

United Kingdom (18.1%)
Aerospace & Defense (0.8%)
British Aerospace PLC	230,866	917,946

Airlines (0.1%)
Easyjet PLC (b)	48,400	139,999

Airport (0.5%)
BAA PLC	64,200	644,422

Auto Parts & Equipment (1.2%)
GKN PLC	302,300	1,373,294

Banking (2.5%)
Barclays PLC	133,722	1,139,166
Lloyds TSB Group PLC	73,700	577,055
Royal Bank of Scotland Group PLC	42,456	1,222,664

		2,938,885

Building Products (0.0%)
RMC Group PLC	3,200	35,225

Chemicals (0.6%)
BOC Group PLC	43,703	731,527

Containers — Metal/ Glass (0.4%)
Rexam PLC	64,826	526,971

Food & Beverages (3.3%)
Allied Domecq PLC	47,100	401,882
Cadbury Schweppes PLC	139,268	1,201,566
Diageo PLC	81,664	1,101,106
Sainsbury (J) PLC	235,938	1,218,370

		3,922,924

Industrial Goods & Services (0.8%)
Bunzl PLC	109,284	911,162

Mining (1.9%)
Anglo American PLC	26,900	550,274
Rio Tinto PLC	69,970	1,682,569

		2,232,843

Oil & Gas (2.4%)
Centrica PLC	209,100	851,310
Shell Transportation & Trading Co. PLC	270,117	1,981,472

		2,832,782

Pharmaceuticals (1.6%)
GlaxoSmithKline PLC	92,620	1,874,504

Retail (0.4%)
Marks & Spencer Group PLC	71,700	471,676

Telecommunications (0.9%)
BT Group PLC	297,800	1,072,020

Utilities (0.7%)
Scottish & Southern Energy PLC	66,410	820,761

		21,446,941

Total Common Stocks		111,106,260

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Principal	Value

Repurchase Agreements (3.8%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $1,780,611 (Fully collateralized by AA Rated Corporate Bonds)	$1,780,538	$1,780,538
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $2,638,317 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Securities)	2,638,209	2,638,209

Total Repurchase Agreements		4,418,747

Short-Term Securities Held as Collateral for Securities Lending (11.0%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	12,966,431	12,966,431

Total Short-Term Securities Held as Collateral for Securities Lending		12,966,431

Total Investments (Cost $113,883,522) (a) — 109.1%		128,491,438
Liabilities in excess of other assets — (9.1)%		(10,744,133)

NET ASSETS — 100.0%		$117,747,305

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$15,345,779
Unrealized depreciation	(737,863)

Net unrealized appreciation (depreciation)	$14,607,916

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Represents preferred stock.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class*	8,576,257	$63,721,589
Gartmore Mid Cap Market Index Fund, Institutional Class*	2,465,012	32,217,709
Gartmore S&P 500 Index Fund, Institutional Class*	6,513,060	64,153,637
Gartmore Small Cap Index Fund, Institutional Class*	1,884,753	21,448,485
One Group Equity Index Fund, Institutional Class	817,687	21,308,930

		202,850,350

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class*	986,919	10,688,329

Total Mutual Funds		213,538,679

Total Investments (Cost $200,146,918) (a) — 100.0%		213,538,679
Other assets in excess of liabilities — 0.0%		3,125

NET ASSETS — 100.0%		$213,541,804

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$13,548,255
Unrealized depreciation	(156,494)

Net unrealized appreciation (depreciation)	$13,391,761

Aggregate cost for federal income tax purposes is substantially the same.

*	Investment in affiliate.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS (97.5%)
Equity Funds (80.0%)
Gartmore International Index Fund, Institutional Class *	16,792,320	$124,766,937
Gartmore Mid Cap Market Index Fund, Institutional Class *	5,791,796	75,698,767
Gartmore S&P 500 Index Fund, Institutional Class *	12,752,577	125,612,886
Gartmore Small Cap Index Fund, Institutional Class *	2,214,209	25,197,693
One Group Equity Index Fund, Institutional Class	1,921,393	50,071,490

		401,347,773

Fixed Income Funds (17.5%)
Gartmore Bond Index Fund, Institutional Class *	6,956,596	75,339,934
Gartmore Morley Enhanced Income Fund, Institutional Class *	1,365,751	12,523,936

		87,863,870

Total Mutual Funds		489,211,643

Security Description	Principal	Value

FIXED CONTRACT (2.5%)
Fixed Income Funds (2.5%)
Nationwide Fixed Contract, 3.70% *(b)	$12,511,492	12,511,492

Total Fixed Contract		12,511,492

Total Investments (Cost $463,103,570) (a) — 100.0%		501,723,135
Other assets in excess of liabilities — 0.0%		156,606

NET ASSETS — 100.0%		$501,879,741

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$40,038,809
Unrealized depreciation	(1,419,244)

Net unrealized appreciation (depreciation)	$38,619,565

Aggregate cost for federal income tax purposes is substantially the same.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS (92.5%)
Equity Funds (60.0%)
Gartmore International Index Fund, Institutional Class *	17,150,248	$127,426,343
Gartmore Mid Cap Market Index Fund, Institutional Class *	6,572,497	85,902,540
Gartmore S&P 500 Index Fund, Institutional Class *	26,048,797	256,580,647
Gartmore Small Cap Index Fund, Institutional Class *	3,769,007	42,891,303

		512,800,833

Fixed Income Funds (32.5%)
Gartmore Bond Index Fund, Institutional Class *	19,735,766	213,738,343
Gartmore Morley Enhanced Income Fund, Institutional Class *	6,974,309	63,954,417

		277,692,760

Total Mutual Funds		790,493,593

Security Description	Principal	Value

FIXED CONTRACT (7.5%)
Fixed Income Funds (7.5%)
Nationwide Fixed Contract, 3.70% *(b)	$63,890,893	63,890,893

Total Fixed Contract		63,890,893

Total Investments (Cost $788,448,912) (a) — 100.0%		854,384,486
Other assets in excess of liabilities — 0.0%		293,339

NET ASSETS — 100.0%		$854,677,825

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$70,430,212
Unrealized depreciation	(4,494,638)

Net unrealized appreciation (depreciation)	$65,935,574

Aggregate cost for federal income tax purposes is substantially the same.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS (87.4%)
Equity Funds (40.0%)
Gartmore International Index Fund, Institutional Class *	4,680,767	$34,778,101
Gartmore Mid Cap Market Index Fund, Institutional Class *	2,690,719	35,167,695
Gartmore S&P 500 Index Fund, Institutional Class *	7,109,422	70,027,810

		139,973,606

Fixed Income Funds (47.4%)
Gartmore Bond Index Fund, Institutional Class *	11,311,493	122,503,467
Gartmore Morley Enhanced Income Fund, Institutional Class *	4,758,695	43,637,232

		166,140,699

Total Mutual Funds		306,114,305

Security Description	Principal	Value

FIXED CONTRACT (12.5%)
Fixed Income Funds (12.5%)
Nationwide Fixed Contract, 3.70% *(b)	$43,593,909	43,593,909

Total Fixed Contract		43,593,909

Total Investments (Cost $329,832,738) (a) — 99.9%		349,708,214
Other assets in excess of liabilities — 0.1%		247,189

NET ASSETS — 100.0%		$349,955,403

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$22,650,465
Unrealized depreciation	(2,774,989)

Net unrealized appreciation (depreciation)	$19,875,476

Aggregate cost for federal income tax purposes is substantially the same.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS (80.0%)
Equity Funds (20.0%)
Gartmore International Index Fund, Institutional Class *	1,513,415	$11,244,672
Gartmore Mid Cap Market Index Fund, Institutional Class *	869,980	11,370,638
Gartmore S&P 500 Index Fund, Institutional Class *	2,298,663	22,641,828

		45,257,138

Fixed Income Funds (55.0%)
Gartmore Bond Index Fund, Institutional Class *	7,314,605	79,217,168
Gartmore Morley Enhanced Income Fund, Institutional Class *	4,923,555	45,148,997

		124,366,165

Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional Class *	11,274,940	11,274,940

Total Mutual Funds		180,898,243

Security Description	Principal	Value

FIXED CONTRACT (19.9%)
Fixed Income Funds (19.9%)
Nationwide Fixed Contract, 3.70% *(b)	$45,104,197	45,104,197

Total Fixed Contract		45,104,197

Total Investments (Cost $220,619,980) (a) — 99.9%		226,002,440
Other assets in excess of liabilities — 0.1%		197,653

NET ASSETS — 100.0%		$226,200,093

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,769,010
Unrealized depreciation	(2,386,550)

Net unrealized appreciation (depreciation)	$5,382,460

Aggregate cost for federal income tax purposes is substantially the same.

(b)	The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*	Investment in affiliate.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.8%)
Chemicals (2.5%)
Praxair, Inc.	32,060	$1,279,515

Computer Equipment (3.4%)
Lexmark International, Inc., Class A (b)	18,130	1,750,089

Computer Software & Services (6.9%)
Check Point Software Technologies Ltd. ADR — IL (b)	49,520	1,336,545
Hyperion Solutions Corp. (b)	50,160	2,192,995

		3,529,540

Consumer Products (3.1%)
Gillette Co. (The)	37,910	1,607,384

Drugs (6.2%)
Biogen Idec, Inc. (b)	19,900	1,258,675
Pfizer, Inc.	56,190	1,926,193

		3,184,868

Electronics (1.5%)
Rockwell Collins, Inc.	23,600	786,352

Financial Services (7.2%)
Capital One Financial Corp.	21,980	1,502,992
Goldman Sachs Group, Inc. (The)	23,190	2,183,571

		3,686,563

Healthcare (10.2%)
Boston Scientific Corp. (b)	46,730	2,000,044
Fisher Scientific International, Inc. (b)	36,660	2,117,115
ImClone Systems, Inc. (b)	13,300	1,141,007

		5,258,166

Hotels & Casinos (5.6%)
Caesars Entertainment, Inc. (b)	50,600	759,000
Marriott International, Inc., Class A	42,840	2,136,859

		2,895,859

Insurance (6.5%)
American International Group, Inc.	30,810	2,196,137
Hartford Financial Services Group, Inc. (The)	16,720	1,149,333

		3,345,470

Internet Services/ Software (4.1%)
Macromedia, Inc. (b)	31,100	763,505
Yahoo!, Inc. (b)	37,500	1,362,375

		2,125,880

Manufacturing (9.1%)
Danaher Corp.	45,800	2,374,730
Tyco International Ltd.	69,540	2,304,556

		4,679,286

Oil & Gas (2.9%)
EOG Resources, Inc.	25,060	1,496,333

Retail (6.1%)
Staples, Inc.	42,750	1,253,003
Target Corp.	44,270	1,880,146

		3,133,149

Semiconductors (11.1%)
Advanced Micro Devices, Inc. (b)	99,260	1,578,234
Analog Devices, Inc.	39,260	1,848,361
Broadcom Corp., Class A (b)	47,900	2,240,282

		5,666,877

Telecommunications (8.7%)
Juniper Networks, Inc. (b)	107,640	2,644,715
QUALCOMM, Inc.	25,210	1,839,826

		4,484,541

Transportation Services (2.7%)
Southwest Airlines Co.	82,560	1,384,531

Total Common Stocks		50,294,403

Security Description	Principal	Value

REPURCHASE AGREEMENTS (2.4%)
Banks (2.4%)
CS First Boston, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $487,698 (Fully collateralized by AA Rated Corporate Bonds)	$487,678	487,678
Nomura Securities, 1.48%, dated 06/30/04, due 07/01/04, repurchase price $722,619 (Fully collateralized by AA Rated Corporate Bonds & U.S. Agency Securities)	722,589	722,589

Total Repurchase Agreements		1,210,267

Short-Term Securities Held as Collateral for Securities Lending (7.4%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	3,818,085	3,818,085

Total Short-Term Securities Held as Collateral for Securities Lending		3,818,085

Total Investments (Cost $53,066,149) (a) — 107.6%		55,322,755
Liabilities in excess of other assets — (7.6)%		(3,915,225)

NET ASSETS — 100.0%		$51,407,530

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,656,816
Unrealized depreciation	(400,210)

Net unrealized appreciation (depreciation)	$2,256,606

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
IL	Israel

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.6%)
Austria (1.6%)
Telecommunications (1.6%)
Telekom Austria AG	11,512	$175,776

Finland (3.3%)
Oil & Gas Utility (3.3%)
Fortum Oyj	28,161	359,752

France (1.8%)
Water Utility (1.8%)
Veolia Environment	6,998	197,442

Germany (7.1%)
Gas & Electric Utility (7.1%)
E. ON AG	9,153	659,251
RWE AG	2,609	122,843

		782,094

Hong Kong (0.4%)
Electric Utility (0.4%)
CLP Holdings Ltd.	8,500	46,533

Italy (2.6%)
Electric Utility (1.3%)
Enel SpA	17,235	138,185

Telecommunications (1.3%)
Telecom Italia SpA	34,384	106,884
Telecom Italia SpA RNC	21,303	47,042

		153,926

		292,111

Japan (9.4%)
Electric Utility (6.2%)
Chubu Electric Power Co., Inc.	9,500	200,683
Kansai Electric Power Co., Inc.	4,300	78,382
Kyushu Electric Power Co., Inc.	6,700	124,955
Tohoku Electric Power Co., Inc.	3,800	64,010
Tokyo Electric Power Co., Inc.	9,200	208,679

		676,709

Gas Utility (1.0%)
OSAKA GAS CO. Ltd.	23,000	63,869
TOKYO GAS CO. Ltd.	13,000	46,107

		109,976

Telecommunications (2.2%)
Nippon Telegraph & Telephone Corp.	46	245,777

		1,032,462

Portugal (4.4%)
Electric Utility (0.3%)
Electricidade de Portugal SA	12,733	35,631

Telecommunications (4.1%)
Portugal Telecom SA	41,557	448,470

		484,101

Singapore (0.6%)
Telecommunications (0.6%)
Singapore Telecommunications Ltd.	48,000	62,701

Spain (6.7%)
Electric Utility (1.0%)
Iberdrola SA	5,220	110,188

Gas Utility (0.4%)
Gas Natural SDG SA	1,831	43,863

Oil & Gas Utility (0.5%)
Repsol YPF SA	2,454	53,742

Telecommunications (4.8%)
Telefonica SA	35,322	522,141

Television (0.0%)
Antena 3 Television SA (b)	87	4,604

		734,538

United Kingdom (16.0%)
Electric Utility (3.5%)
Scottish & Southern Energy PLC	6,129	75,748
Scottish Power PLC	42,543	307,643

		383,391

Gas Utility (2.6%)
Centrica PLC	71,672	291,799

Telecommunications (7.0%)
Vodafone Group PLC	355,569	778,625

Water Utility (2.9%)
AWG PLC (b)	4,735	50,319
AWG PLC Redeemable Shares (b)	1,644,064	2,982
Northumbrian Water Group PLC	85,973	212,040
Severn Trent PLC	3,648	52,661

		318,002

		1,771,817

United States (44.7%)
Electric Utility (9.3%)
American Electric Power Co., Inc.	2,773	88,736
Dominion Resources, Inc.	5,376	339,117
Edison International	12,805	327,424
PPL Corp.	2,403	110,298
Southern Co. (The)	5,632	164,173

		1,029,748

Gas & Electric Utility (9.4%)
Exelon Corp.	6,545	217,883
Questar Corp.	4,351	168,123
Sempra Energy	8,024	276,266
TXU Corp.	9,626	389,949

		1,052,221

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Gas Utility (5.3%)
Energen Corp.	3,496	$167,773
Equitable Resources, Inc.	3,509	181,450
FirstEnergy Corp.	883	33,033
Western Gas Resources, Inc.	6,082	197,544

		579,800

Oil & Gas Utility (11.6%)
BJ Services Co. (b)	4,077	186,890
ConocoPhillips	3,825	291,809
EOG Resources Inc	3,120	186,295
Sunoco, Inc.	4,695	298,696
Valero Energy Corp.	4,384	323,365

		1,287,055

Telecommunications (6.0%)
BellSouth Corp.	1,673	43,866
Nextel Communications, Inc., Class A (b)	7,665	204,349
SBC Communications, Inc.	4,461	108,179
Verizon Communications, Inc.	8,478	306,819

		663,213

Transportation (3.1%)
Norfolk Southern Corp.	6,762	179,328
Teekay Shipping Corp.	4,233	158,230

		337,558

		4,949,595

Total Common Stocks		10,888,922

Total Investments (Cost $10,516,330) (a) — 98.6%		10,888,922
Other assets in excess of liabilities — 1.4%		149,462

NET ASSETS — 100.0%		$11,038,384

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$534,195
Unrealized depreciation	(161,603)

Net unrealized appreciation (depreciation)	$372,592

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR    American Depositary Receipt

At June 30, 2004, the Fund’s open forward currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)

Long Contracts:
British Pound	7/01/04	$258,410	$256,150	$(2,260)
Euro	7/01/04	88,034	87,850	(184)

Total Long Contracts		$346,444	$344,000	$(2,444)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.2%)
Australia (1.0%)
Banking (1.0%)
Australia & New Zealand Banking Group Ltd.	18,620	$237,104

Belgium (1.6%)
Financial Services (1.6%)
Fortis NV	18,010	397,481

France (2.5%)
Banking (2.5%)
BNP Paribas SA	10,070	619,322

Germany (3.5%)
Financial Services (3.5%)
Hypo Real Estate Holding AG (b)	28,960	847,382

Hong Kong (2.4%)
Financial Services (2.4%)
Hang Lung Group Ltd.	432,760	582,576

Ireland (2.4%)
Banking (2.4%)
Bank of Ireland	44,590	594,585

Italy (1.3%)
Banking (1.3%)
UniCredito Italiano SPA	62,770	310,059

Japan (7.2%)
Banking (0.3%)
Suruga Bank Ltd. (The)	11,000	84,278

Financial Services (6.1%)
Daito Trust Construction Co. Ltd.	4,500	173,212
Mitsubishi Tokyo Financial Group, Inc.	32	296,202
Mizuho Financial Group, Inc.	63	285,799
Nomura Holdings, Inc.	16,000	236,814
Orix Corp.	2,200	252,028
Sumitomo Mitsui Financial Group, Inc.	35	239,930

		1,483,985

Insurance (0.8%)
Millea Holdings, Inc.	13	193,007

		1,761,270

Spain (2.1%)
Banking (2.1%)
Banco Popular Espanol SA	3,800	214,612
Banco Santander Central Hispano SA	27,920	289,755

		504,367

Sweden (1.0%)
Banking (1.0%)
Skandinaviska Enskilda Banken, Series A	16,330	236,291

Switzerland (3.9%)
Financial Services (2.8%)
UBS AG	9,830	692,668

Insurance (1.1%)
Zurich Financial Services AG	1,730	273,162

		965,830

United Kingdom (14.6%)
Banking (13.5%)
Barclays PLC	55,960	476,718
HBOS PLC	64,561	799,080
HSBC Holdings PLC	36,176	537,962
Lloyds TSB Group PLC	61,900	484,664
Royal Bank of Scotland Group PLC	35,182	1,013,185

		3,311,609

Insurance (1.1%)
Royal & Sun Alliance Insurance Group PLC	172,698	258,380

		3,569,989

United States (55.7%)
Banking (16.0%)
Bank Of America Corp.	13,060	1,105,136
New York Community Bancorp, Inc.	4,800	94,224
Northern Trust Corp.	1,750	73,990
Silicon Valley Bancshares (b)	3,250	128,863
South Financial Group, Inc. (The)	7,540	213,684
TCF Financial Corp.	1,120	65,016
U.S. Bancorp	20,920	576,555
Wachovia Corp.	14,930	664,385
Wells Fargo & Co.	9,950	569,439
Zions Bancorp	7,140	438,753

		3,930,045

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Financial Services (27.7%)
Ambac Financial Group, Inc.	1,720	$126,317
American Capital Strategies Ltd.	10,830	303,457
American Express Co.	6,690	343,732
Ameritrade Holding Corp. (b)	6,484	73,593
Capital One Financial Corp.	3,850	263,263
CapitalSource, Inc. (b)	7,060	172,617
CIT Group, Inc.	14,090	539,506
Citigroup, Inc.	20,600	957,900
Countrywide Financial Corp.	6,810	478,403
Fannie Mae	7,090	505,942
Freddie Mac	4,470	282,951
Goldman Sachs Group, Inc.	5,142	484,171
Investors Financial Services Corp.	4,340	189,137
J.P. Morgan Chase & Co.	14,990	581,162
Legg Mason, Inc.	4,090	372,231
Lehman Brothers Holding, Inc.	4,102	308,676
MBNA Corp.	7,040	181,562
Merrill Lynch & Co., Inc.	4,740	255,865
Protective Life Corp.	3,300	127,611
SLM Corp.	3,110	125,800
Washington Mutual, Inc.	3,200	123,648

		6,797,544

Insurance (12.0%)
AFLAC, Inc.	5,080	207,315
Allstate Corp.	9,200	428,260
American International Group, Inc.	16,008	1,141,049
Hartford Financial Services Group	5,950	409,003
Metlife, Inc.	7,710	276,404
RenaissanceRE Holdings Ltd.	5,080	274,066
Torchmark Corp.	3,580	192,604

		2,928,701

		13,656,290

Total Common Stocks		24,282,546

Total Investments (Cost $23,832,019) (a) — 99.2%		24,282,546
Other assets in excess of liabilities — 0.8%		198,140

NET ASSETS — 100.0%		$24,480,686

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$923,565
Unrealized depreciation	(473,038)

Net unrealized appreciation (depreciation)	$450,527

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.3%)
Brazil (8.0%)
Banking (1.1%)
Banco Itau Holding Financeira SA ADR	30,400	$1,417,856

Beverages (0.5%)
Companhia de Bebidas das Americas ADR	32,900	660,303

Electric Utility (1.0%)
Companhia Energetica de Minas Gerais	82,000,000	1,224,572

Oil & Gas (2.3%)
Petroleo Brasileiro SA	90,000	2,505,296
Petroleo Brasileiro SA ADR	10,400	291,928

		2,797,224

Paper Products (1.2%)
Klabin SA	1,183,000	1,554,669

Steel (1.0%)
Gerdau SA ADR	108,700	1,317,444

Telecommunications (0.9%)
Tele Norte Leste Participacoes SA ADR	90,000	1,145,700

		10,117,768

Chile (1.0%)
Food (1.0%)
Cencosud SA (b)	65,500	1,212,202

China (4.0%)
Electric Utility (1.9%)
China Resources Power Holdings Co. Ltd. (b)	4,116,000	2,321,906

Mining (1.0%)
Yanzhou Coal Mining Co. Ltd.	1,186,000	1,292,469

Oil & Gas (1.1%)
CNOOC Ltd.	2,147,000	908,369
Sinopec Shanghai Petrochemical Co. Ltd.	1,596,000	532,014

		1,440,383

		5,054,758

Hong Kong (3.2%)
Agriculture (0.7%)
Global Bio-chem Technology Group Co. Ltd.	1,159,000	839,554

Electronics (0.2%)
Nam Tai Electronic & Electrical Products Ltd. (b)	714,000	272,334

Semiconductors (1.0%)
Solomon Systech International Ltd. (b)	5,158,000	1,276,307

Telecommunications (1.3%)
China Telecom Corp. Ltd.	4,762,000	1,663,690

		4,051,885

Hungary (0.6%)
Banking (0.6%)
OTP Bank	39,800	812,918

India (0.6%)
Financial Services (0.6%)
ICICI Bank Ltd. ADR	66,447	804,009

Indonesia (2.8%)
Banking (1.2%)
PT Bank Mandiri	11,749,000	1,468,234

Mining (0.6%)
PT Bumi Resources	13,496,500	825,364

Oil & Gas (0.4%)
Perusahaan Gas Negara	3,195,271	492,757

Telecommunications (0.6%)
PT Telekomunikasi Indonesia (b)	968,000	761,840

		3,548,195

Israel (3.5%)
Banking (0.9%)
Bank Hapoalim Ltd.	425,000	1,130,249

Computer Hardware (0.2%)
M-Systems Flash Disk Pioneer Ltd. (b)	17,500	260,925

Computer Software (0.8%)
Retalix Ltd. ADR (b)	51,000	1,032,750

Electronics (1.6%)
NICE Systems Ltd. ADR (b)	29,700	711,285
Orbotech Ltd. (b)	62,000	1,261,700

		1,972,985

		4,396,909

Korea (19.8%)
Automobile (0.8%)
Ssangyong Motor Co. (b)	148,000	999,048

Banking (2.1%)
Hana Bank	47,800	1,009,364
Kookmin Bank ADR	55,300	1,735,314

		2,744,678

Electronics (9.4%)
KH Vatec Co. Ltd.	36,000	1,395,759
LG Electronics, Inc.	20,070	951,827
LG Electronics, Inc. GDR (b)(c)(d)	25,900	358,715
Samsung Electro Mechanics Co. Ltd. (b)	58,200	1,649,546
Samsung Electronics Co. Ltd.	17,376	7,172,956
Samsung Electronics GDR (d)	3,900	507,000

		12,035,803

Financial Services (0.6%)
Daishin Securities Co. Ltd.	130,700	757,845

Internet (0.7%)
Daum Communications Corp. (b)	19,300	891,926

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Korea (continued)
Retail (1.1%)
Shinsegae Co. Ltd.	5,700	$1,371,354

Steel (0.9%)
Dongkuk Steel Mill Co. Ltd.	144,000	1,110,376

Telecommunications (2.0%)
SK Telecom Co. Ltd.	15,710	2,583,211

Tobacco (1.4%)
KT&G Corp.	78,000	1,802,337

Transportation (0.8%)
Korean Air Lines Co. Ltd. (b)	74,100	961,921

		25,258,499

Malaysia (6.5%)
Agricultural Operations (0.8%)
IOI Corp. Berhad	484,100	1,038,267

Banking (2.3%)
CIMB Berhad	1,066,400	1,571,537
Public Bank Berhad	733,300	1,273,626

		2,845,163

Electronics (0.2%)
Mal Tenega Nasional	106,800	283,863

Gambling (1.0%)
Magnum Corp. Berhad	2,012,800	1,287,133

Telecommunications (2.2%)
Maxis Communications Berhad	459,000	1,062,947
Telekom Malaysia Berhad	635,500	1,722,540

		2,785,487

		8,239,913

Mexico (8.1%)
Beverages (1.1%)
Coca — Cola Femsa SA de CV (Femsa) ADR	63,000	1,397,970

Construction (1.0%)
Urbi, Desarrolloas Urbanos, SA de CV (b)	407,700	1,311,512

Diversified (1.1%)
Alfa SA, Class A	423,000	1,419,414

Financial Services (1.4%)
Grupo Financiero Banorte SA de CV	514,400	1,819,334

Retail (1.4%)
Organizacion Soriana SA de CV	591,000	1,754,091

Telecommunications (2.1%)
America Movil SA de CV ADR	50,000	1,818,500
Telefonos de Mexico ADR	23,800	791,826

		2,610,326

		10,312,647

Poland (1.7%)
Banking (1.3%)
Bank Pekao SA	51,000	1,703,632

Construction (0.4%)
Globe Trade Centre SA (b)	15,600	481,026

		2,184,658

Russia (6.4%)
Oil & Gas (4.9%)
LUKOIL ADR	20,200	2,115,950
OAO Gazprom ADR	56,200	1,609,006
Surgutneftegaz ADR	76,173	2,481,716

		6,206,672

Telecommunications (1.5%)
AO VimpelCom ADR (b)	12,200	1,176,690
Golden Telecom, Inc.	26,000	731,640

		1,908,330

		8,115,002

Singapore (0.5%)
Oil & Gas (0.5%)
China Aviation Oil Singapore Corp. Ltd.	738,000	668,397

South Africa (10.0%)
Banking (1.2%)
ABSA Group Ltd.	188,000	1,543,402

Financial Services (1.9%)
African Bank Investments Ltd.	600,000	1,139,684
Sanlam Ltd.	937,200	1,327,595

		2,467,279

Mining (3.3%)
Anglo American PLC	158,500	3,242,842
Impala Platinum Holdings Ltd.	13,820	1,047,804

		4,290,646

Oil & Gas (0.9%)
Sasol Ltd.	77,000	1,191,147

Paper Products (0.9%)
Sappi Ltd.	72,600	1,106,720

Retail (1.1%)
Massmart Holdings Ltd.	271,400	1,428,594

Telecommunications (0.7%)
Telkom SA Ltd.	66,000	845,153

		12,872,941

Taiwan (11.9%)
Banking (2.4%)
Bank of Kaohsiung	1,274,000	901,344
Chinatrust Financial Holding Co. Ltd.	640,000	713,436
Taishin Financial Holdings Co. Ltd.	1,911,000	1,573,564

		3,188,344

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

Security Description	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chemicals (0.8%)
Taiyen Biotech Co. Ltd. (b)	855,000	$1,014,105

Electronics (2.2%)
Ichia Technologies, Inc. (b)	664,500	1,333,346
Yageo Corp. (b)	2,755,000	1,416,810

		2,750,156

Insurance (1.0%)
Cathay Financial Holding Co. Ltd.	699,000	1,257,120

Networking Products (1.2%)
Accton Technology Corp. (b)	2,679,000	1,497,182

Paper Products (0.8%)
Cheng Loong Corp.	3,017,900	1,031,684

Semiconductors (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,612,092	2,319,418
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	136,156	1,131,458

		3,450,876

Textiles (0.9%)
Far Eastern Textile Ltd.	1,846,000	1,092,015

		15,281,482

Thailand (4.9%)
Financial Services (2.4%)
Kiatnakin Finance Public Co. Ltd.	148,400	131,576
Kiatnakin Finance Public Co. Ltd.	523,900	464,507
Siam Commercial Bank Public Co. Ltd.	850,000	966,736
TISCO Finance Public Co. Ltd. (b)	2,139,000	1,425,652

		2,988,471

Mining (0.6%)
Banpu Public Co. Ltd. (b)	254,900	804,258

Telecommunications (0.6%)
Shin Corp. Pub	862,900	770,352

Transportation (1.3%)
Thai Airways International Public Co. Ltd. (c)	1,185,000	1,637,581

		6,200,662

Turkey (1.8%)
Automotive (0.7%)
Ford Otomotiv Sanayi AS	125,493,000	913,291

Banking (1.1%)
Türkiye Garanti Bankasi AS (b)	440,873,000	1,314,598

		2,227,889

Total Common Stocks		121,360,734

FOREIGN BOND (0.0%)
Brazil (0.0%)
Oil & Gas (0.0%)
Comp Vale Do Rio Doce (c)	$20,000	$0

Total Foreign Bond		0

PARTICIPATION NOTES (3.3%)
India (3.3%)
Banking (0.9%)
Union Bank of India Ltd., 09/25/06 (c)	940,200	1,184,652

Chemicals (0.5%)
Indian Petrochemicals Corp. Ltd., 05/20/05 (c)	210,000	672,000

Oil & Gas (0.9%)
Oil and Natural Gas Corp. Ltd., 10/31/05 (c)	80,900	1,108,330

Software & Computer Services (1.0%)
Satyam Computer Services Ltd., 03/07/23 (c)	186,700	1,241,555

Total Participation Notes		4,206,537

PREFERRED STOCK (0.4%)
Korea (0.4%)
Electronics (0.4%)
LG Electronics, Inc.	18,300	506,794

Total Preferred Stock		506,794

WARRANTS (0.7%)
India (0.2%)
Banking (0.2%)
Deutsche Bank Ltd., 03/30/07	43,100	229,292

Thailand (0.5%)
Financial Services (0.5%)
Kiatnakin Finance Public Co. Ltd., 01/18/11	1,412,300	618,324

Total Warrants		847,616

Short-Term Securities Held as Collateral for Securities Lending (3.9%)
Pool of various securities for Gartmore Variable Insurance Trust Funds — footnote 2 (Securities Lending)	4,929,035	4,929,035

Total Short-Term Securities Held as Collateral for Securities Lending		4,929,035

Total Investments (Cost $129,800,074) (a) — 103.6%		131,850,716
Other assets in excess of liabilities — (3.6)%		(4,616,292)

NET ASSETS — 100.0%		$127,234,424

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2004 (Unaudited) (continued)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,043,027
Unrealized depreciation	(6,992,385)

Net unrealized appreciation (depreciation)	$2,050,642

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Fair valued securities.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Gartmore GVIT	Gartmore	Gartmore
	Nationwide	GVIT Growth	GVIT Government
	Fund	Fund	Bond Fund

Assets:
Investments, at value (cost $1,555,420,851; $263,304,263; $1,362,159,267; $837,074,885; $2,016,875,860 and $219,912,521; respectively)	$1,677,687,118	$278,694,467	$1,357,136,606
Repurchase agreements, at cost and value	—	—	51,872,993

Total Investments	1,677,687,118	278,694,467	1,409,009,599

Cash	916	—	1,038
Foreign currencies, at value (cost $0; $0; $0; $159,075; $0 and $0; respectively)	—	—	—
Interest and dividends receivable	1,447,795	174,893	12,140,773
Receivable for investments sold	19,942,621	32,368,157	21,826,077
Receivable from adviser	—	—	—
Reclaims receivable	—	—	—
Prepaid expenses and other assets	26,109	4,353	21,208

Total Assets	1,699,104,559	311,241,870	1,442,998,695

Liabilities:
Payable to custodian	—	720,046	—
Distributions payable	—	—	—
Payable for investments purchased	10,390,482	30,431,204	30,970,000
Payable for return of collateral received for securities on loan	108,610,385	9,540,183	57,174,750
Accrued expenses and other payables:
Investment advisory fees	760,272	131,835	547,501
Fund administration fees	69,023	11,839	63,440
Distribution fees	1,703	—	3,756
Administrative servicing fees	194,257	32,421	167,293
Other	202,826	39,049	192,877

Total Liabilities	120,228,948	40,906,577	89,119,617

Net Assets	$1,578,875,611	$270,335,293	$1,353,879,078

Represented by:
Capital	$1,785,139,642	$590,652,325	$1,353,931,697
Accumulated net investment income (loss)	343,601	(74,098)	(1,123,318)
Accumulated net realized gains (losses) from investment and foreign currency transactions	(328,873,899)	(335,633,138)	6,093,360
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	122,266,267	15,390,204	(5,022,661)

Net Assets	$1,578,875,611	$270,335,293	$1,353,879,078

[Additional columns below]

[Continued from above table, first column(s) repeated]

	GVIT	Gartmore	Gartmore
	Small	GVIT Money	GVIT Money
	Company Fund	Market Fund	Market Fund II

Assets:
Investments, at value (cost $1,555,420,851; $263,304,263; $1,362,159,267; $837,074,885; $2,016,875,860 and $219,912,521; respectively)	$966,333,799	$2,016,875,860	$219,912,521
Repurchase agreements, at cost and value	18,393,998	—	—

Total Investments	984,727,797	2,016,875,860	219,912,521

Cash	3,485,566	—	331
Foreign currencies, at value (cost $0; $0; $0; $159,075; $0 and $0; respectively)	150,705	—	—
Interest and dividends receivable	536,336	1,184,040	—
Receivable for investments sold	9,075,408	—	—
Receivable from adviser	—	10,393	10,342
Reclaims receivable	136,356	—	—
Prepaid expenses and other assets	11,309	28,667	—

Total Assets	998,123,477	2,018,098,960	219,923,194

Liabilities:
Payable to custodian	—	1,141	—
Distributions payable	—	921,034	23,476
Payable for investments purchased	8,360,828	—	—
Payable for return of collateral received for securities on loan	138,484,521	—	—
Accrued expenses and other payables:
Investment advisory fees	627,963	657,482	107,490
Fund administration fees	37,469	99,486	11,735
Distribution fees	6,882	—	53,745
Administrative servicing fees	102,405	232,396	32,449
Other	54,859	267,154	19,157

Total Liabilities	147,674,927	2,178,693	248,052

Net Assets	$850,448,550	$2,015,920,267	$219,675,142

Represented by:
Capital	$647,746,082	$2,015,954,467	$219,675,178
Accumulated net investment income (loss)	(463,654)	—	—
Accumulated net realized gains (losses) from investment and foreign currency transactions	73,910,525	(34,200)	(36)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	129,255,597	—	—

Net Assets	$850,448,550	$2,015,920,267	$219,675,142

(continued)

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited) (continued)

	Gartmore GVIT	Gartmore	Gartmore
	Nationwide	GVIT Growth	GVIT Government
	Fund	Fund	Bond Fund

Net Assets:
Class I Shares**	$1,404,697,208	$232,601,691	$1,288,339,918
Class II Shares	8,462,767	—	18,074,579
Class III Shares	740,405	—	5,343,816
Class IV Shares	164,975,231	37,733,602	42,120,765
Class V Shares	—	—	—

Total	$1,578,875,611	$270,335,293	$1,353,879,078

Shares outstanding (unlimited number of shares authorized):
Class I Shares**	134,552,243	22,703,965	112,310,708
Class II Shares	811,785	—	1,579,564
Class III Shares	70,823	—	465,572
Class IV Shares	15,804,503	3,683,719	3,672,315
Class V Shares	—	—	—

Total	151,239,354	26,387,684	118,028,159

Net asset value and offering price per share:*
Class I Shares**	$10.44	$10.24	$11.47
Class II Shares	$10.42	$—	$11.44
Class III Shares	$10.45	$—	$11.48
Class IV Shares	$10.44	$10.24	$11.47
Class V Shares	$—	$—	$—

[Additional columns below]

[Continued from above table, first column(s) repeated]

	GVIT	Gartmore	Gartmore
	Small	GVIT Money	GVIT Money
	Company Fund	Market Fund	Market Fund II

Net Assets:
Class I Shares**	$768,928,923	$1,551,493,562	$219,675,142
Class II Shares	36,703,184	—	—
Class III Shares	1,706,209	—	—
Class IV Shares	43,110,234	94,193,492	—
Class V Shares	—	370,233,213	—

Total	$850,448,550	$2,015,920,267	$219,675,142

Shares outstanding (unlimited number of shares authorized):
Class I Shares**	33,123,072	1,551,518,914	219,675,177
Class II Shares	1,589,275	—	—
Class III Shares	73,451	—	—
Class IV Shares	1,857,078	94,195,540	—
Class V Shares	—	370,243,661	—

Total	36,642,876	2,015,958,115	219,675,177

Net asset value and offering price per share:*
Class I Shares**	$23.21	$1.00	$1.00
Class II Shares	$23.09	$—	$—
Class III Shares	$23.23	$—	$—
Class IV Shares	$23.21	$1.00	$—
Class V Shares	$—	$1.00	$—

*	Not subject to a front-end sales charge.

**	Gartmore GVIT Money Market Fund II shares have no class designation.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	J.P. Morgan	Gartmore GVIT
	GVIT Balanced	Mid Cap
	Fund	Growth Fund

Assets:
Investments, at value (cost $243,236,343; $224,200,516; $116,671,742; $308,482,638 and $318,718,518; respectively)	$259,171,618	$270,135,154
Repurchase agreements, at cost	4,397,759	3,886,338

Total Investments	263,569,377	274,021,492

Cash	124,876	—
Interest and dividends receivable	1,148,789	47,845
Receivable for investments sold	13,110,047	5,173,107
Receivable from adviser	2,809	3,444
Receivable for variation margin on futures contracts	33,000	—
Prepaid expenses and other assets	3,711	3,550

Total Assets	277,992,609	279,249,438

Liabilities:
Payable to custodian	—	288,781
Payable for investments purchased	47,085,902	—
Payable for return of collateral received for securities on loan	—	40,578,696
Payable for variation margin on futures contracts	81,188	—
Accrued expenses and other payables:
Investment advisory fees	135,719	140,591
Fund administration and transfer agent fees	11,786	10,684
Distribution fees	—	1,620
Administrative servicing fees	27,982	27,517
Other	22,676	21,971

Total Liabilities	47,365,253	41,069,860

Net Assets	$230,627,356	$238,179,578

Represented by:
Capital	$240,540,973	$355,132,160
Accumulated net investment income (loss)	23,859	(544,845)
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(25,777,342)	(162,342,375)
Net unrealized appreciation (depreciation) on investments and futures	15,839,866	45,934,638

Net Assets	$230,627,356	$238,179,578

Net Assets:
Class I Shares	$180,285,325	$135,414,935
Class II Shares	—	8,782,328
Class III Shares	—	959,057
Class IV Shares	50,342,031	93,023,258

Total	$230,627,356	$238,179,578

Shares outstanding (unlimited number of shares authorized):
Class I Shares	19,068,323	5,929,568
Class II Shares	—	385,171
Class III Shares	—	41,947
Class IV Shares	5,323,696	4,071,921

Total	24,392,019	10,428,607

Net asset value and offering price per share:*
Class I Shares	$9.45	$22.84
Class II Shares	$—	$22.80
Class III Shares	$—	$22.86
Class IV Shares	$9.46	$22.85

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Comstock	Federated GVIT	GVIT
	GVIT Value	High Income	Equity 500
	Fund	Bond Fund	Index Fund

Assets:
Investments, at value (cost $243,236,343; $224,200,516; $116,671,742; $308,482,638 and $318,718,518; respectively)	$139,467,701	$315,988,327	$282,644,556
Repurchase agreements, at cost	9,443,311	4,858,878	1,223,240

Total Investments	148,911,012	320,847,205	283,867,756

Cash	—	98,722	137,764
Interest and dividends receivable	250,166	5,120,305	315,733
Receivable for investments sold	167,714	517,338	340,396
Receivable from adviser	1,035	—	33,764
Receivable for variation margin on futures contracts	—	—	9,200
Prepaid expenses and other assets	2,085	3,898	4,784

Total Assets	149,332,012	326,587,468	284,709,437

Liabilities:
Payable to custodian	—	—	—
Payable for investments purchased	2,154,400	1,903,483	64,626
Payable for return of collateral received for securities on loan	6,861,750	72,820,709	4,897,985
Payable for variation margin on futures contracts	—	—	—
Accrued expenses and other payables:
Investment advisory fees	79,510	139,339	54,682
Fund administration and transfer agent fees	6,059	12,610	13,530
Distribution fees	2,925	—	—
Administrative servicing fees	16,639	31,016	22,820
Other	12,910	25,834	48,054

Total Liabilities	9,134,193	74,932,991	5,101,697

Net Assets	$140,197,819	$251,654,477	$279,607,740

Represented by:
Capital	$142,305,617	$263,211,673	$367,353,719
Accumulated net investment income (loss)	81,788	159,547	72,398
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(24,985,545)	(19,222,432)	(51,756,398)
Net unrealized appreciation (depreciation) on investments and futures	22,795,959	7,505,689	(36,061,979)

Net Assets	$140,197,819	$251,654,477	$279,607,740

Net Assets:
Class I Shares	$73,991,029	$251,654,477	$—
Class II Shares	15,201,521	—	—
Class III Shares	—	—	—
Class IV Shares	51,005,269	—	279,607,740

Total	$140,197,819	$251,654,477	$279,607,740

Shares outstanding (unlimited number of shares authorized):
Class I Shares	7,142,343	31,998,139	—
Class II Shares	1,470,050	—	—
Class III Shares	—	—	—
Class IV Shares	4,923,645	—	35,046,670

Total	13,536,038	31,998,139	35,046,670

Net asset value and offering price per share:*
Class I Shares	$10.36	$7.86	$—
Class II Shares	$10.34	$—	$—
Class III Shares	$—	$—	$—
Class IV Shares	$10.36	$—	$7.98

*	Not subject to a front-end sales charge.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Van Kampen
	GVIT	GVIT
	Multi Sector	Small Cap
	Bond Fund	Value Fund

Assets:
Investments, at value (cost $264,673,982; $739,792,745; $145,464,917; $33,630,080 and $506,384,101; respectively)	$270,561,093	$787,824,858
Repurchase agreements, at cost and value	4,995,315	34,038,360

Total Investments	275,556,408	821,863,218

Cash	330,713	60,948
Foreign currencies, at value (cost $0; $0; $0; $27,779; $0 and $0; respectively)	—	—
Interest and dividends receivable	3,277,711	773,180
Receivable for investments sold	6,516,313	6,923,877
Unrealized appreciation on forward foreign currency contracts	43,438	—
Receivable for variation margin on futures contracts	27,894	98,175
Reclaims receivable	5,680	—
Prepaid expenses and other assets	3,414	13,344

Total Assets	285,761,571	829,732,742

Liabilities:
Payable to custodian	—	—
Payable for investments purchased	30,183,499	13,856,698
Payable for return of collateral received for securities on loan	27,492,048	—
Unrealized depreciation on forward foreign currency contracts	33,685	—
Payable for variation margin on futures contracts	124,705	—
Accrued expenses and other payables:
Investment advisory fees	138,149	559,904
Fund administration and transfer agent fees	9,787	31,709
Distribution fees	—	6,291
Administrative servicing fees	27,288	96,064
Other	24,839	51,184

Total Liabilities	58,034,000	14,601,850

Net Assets	$227,727,571	$815,130,892

Represented by:
Capital	$224,536,079	$731,042,979
Accumulated net investment income (loss)	(11,478)	(588,806)
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(2,497,359)	36,207,998
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	5,700,329	48,468,721

Net Assets	$227,727,571	$815,130,892

Net Assets:
Class I Shares	$227,727,571	$724,741,120
Class II Shares	—	32,411,156
Class III Shares	—	2,498,744
Class IV Shares	—	55,479,872

Total	$227,727,571	$815,130,892

Shares outstanding (unlimited number of shares authorized):
Class I Shares	23,715,050	59,472,597
Class II Shares	—	2,670,662
Class III Shares	—	204,793
Class IV Shares	—	4,552,383

Total	23,715,050	66,900,435

Net asset value and offering price per share:*
Class I Shares	$9.60	$12.19
Class II Shares	$—	$12.14
Class III Shares	$—	$12.20
Class IV Shares	$—	$12.19

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Gartmore	Dreyfus
	GVIT	GVIT	GVIT
	Small Cap	Worldwide	Mid Cap
	Growth Fund	Leaders Fund	Index Fund

Assets:
Investments, at value (cost $264,673,982; $739,792,745; $145,464,917; $33,630,080 and $506,384,101; respectively)	$165,899,700	$34,666,784	$571,263,585
Repurchase agreements, at cost and value	9,684,705	864,454	19,178,948

Total Investments	175,584,405	35,531,238	590,442,533

Cash	—	—	73,625
Foreign currencies, at value (cost $0; $0; $0; $27,779; $0 and $0; respectively)	—	27,497	—
Interest and dividends receivable	30,884	83,650	321,074
Receivable for investments sold	626,897	1,162,273	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Receivable for variation margin on futures contracts	—	—	185,750
Reclaims receivable	—	24,427	—
Prepaid expenses and other assets	2,596	543	7,146

Total Assets	176,244,782	36,829,628	591,030,128

Liabilities:
Payable to custodian	—	495,912	—
Payable for investments purchased	638,541	1,339,995	—
Payable for return of collateral received for securities on loan	16,507,425	2,028,842	93,027,042
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payable for variation margin on futures contracts	—	—	—
Accrued expenses and other payables:
Investment advisory fees	120,190	26,552	155,217
Fund administration and transfer agent fees	6,773	1,207	21,420
Distribution fees	2,328	—	2,333
Administrative servicing fees	19,152	3,925	58,477
Other	11,134	25,595	41,125

Total Liabilities	17,305,543	3,922,028	93,305,614

Net Assets	$158,939,239	$32,907,600	$497,724,514

Represented by:
Capital	$189,839,937	$52,680,121	$441,067,159
Accumulated net investment income (loss)	(665,731)	213,363	95,730
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(50,669,750)	(21,021,904)	(8,692,959)
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	20,434,783	1,036,020	65,254,584

Net Assets	$158,939,239	$32,907,600	$497,724,514

Net Assets:
Class I Shares	$145,788,840	$25,255,399	$485,792,785
Class II Shares	12,169,474	—	11,931,729
Class III Shares	980,925	7,652,201	—
Class IV Shares	—	—	—

Total	$158,939,239	$32,907,600	$497,724,514

Shares outstanding (unlimited number of shares authorized):
Class I Shares	10,866,671	2,739,905	31,180,922
Class II Shares	912,409	—	768,034
Class III Shares	73,534	830,340	—
Class IV Shares	—	—	—

Total	11,852,614	3,570,245	31,948,956

Net asset value and offering price per share:*
Class I Shares	$13.42	$9.22	$15.58
Class II Shares	$13.34	$—	$15.54
Class III Shares	$13.34	$9.22	$—
Class IV Shares	$—	$—	$—

*	Not subject to a front-end sales charge.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Gartmore
	GVIT Global	Gartmore	Gartmore
	Technology and	GVIT	GVIT
	Communications	Global Health	Nationwide
	Fund	Sciences Fund	Leaders Fund

Assets:
Investments, at value (cost $57,619,222; $57,539,823; $8,503,052; $86,807,669; $9,846,558 and $109,464,775; respectively)	$60,508,390	$59,729,146	$9,197,844
Repurchase agreements, at cost	—	4,914,455	—

Total Investments	60,508,390	64,643,601	9,197,844

Cash	—	6,435	—
Foreign currencies, at value (cost $895,549; $0; $0; $286,962; $25,185 and $1,477,338; respectively)	888,292	—	—
Interest and dividends receivable	14,042	32,633	3,405
Receivable for investments sold	3,668,034	1,336,084	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Reclaims receivable	—	—	—
Prepaid expenses and other assets	9,013	615	146

Total Assets	65,087,771	66,019,368	9,201,395

Liabilities:
Payable to custodian	1,185,106	—	164,958
Payable for investments purchased	2,798,592	602,756	—
Payable for return of collateral received for securities on loan	7,206,496	5,295,773	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Accrued expenses and other payables:
Investment advisory fees	41,722	48,379	6,679
Fund administration and transfer agency fees	2,181	2,614	241
Distribution fees	846	1,244	—
Administrative servicing fees	6,167	7,183	959
Other	5,930	6,867	1,269

Total Liabilities	11,247,040	5,964,816	174,106

Net Assets	$53,840,731	$60,054,552	$9,027,289

Represented by:
Capital	$62,761,828	$56,247,145	$8,360,349
Accumulated net investment income (loss)	(270,172)	(85,932)	(66)
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(11,532,804)	1,704,016	(27,786)
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	2,881,879	2,189,323	694,792

Net Assets	$53,840,731	$60,054,552	$9,027,289

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore	Gartmore	Dreyfus
	GVIT	GVIT	GVIT
	Emerging	International	International
	Markets Fund	Growth Fund	Value Fund

Assets:
Investments, at value (cost $57,619,222; $57,539,823; $8,503,052; $86,807,669; $9,846,558 and $109,464,775; respectively)	$87,962,094	$10,065,797	$124,072,691
Repurchase agreements, at cost	1,061,253	139,925	4,418,747

Total Investments	89,023,347	10,205,722	128,491,438

Cash	—	133,861	31,981
Foreign currencies, at value (cost $895,549; $0; $0; $286,962; $25,185 and $1,477,338; respectively)	297,333	24,947	1,475,702
Interest and dividends receivable	285,578	17,499	268,821
Receivable for investments sold	2,143,434	173,427	492,494
Unrealized appreciation on forward foreign currency contracts	30	1,323	—
Reclaims receivable	360	13,229	183,881
Prepaid expenses and other assets	1,487	1,930	11,104

Total Assets	91,751,569	10,571,938	130,955,421

Liabilities:
Payable to custodian	519,311	—	—
Payable for investments purchased	1,535,018	175,270	150,814
Payable for return of collateral received for securities on loan	2,798,950	—	12,966,431
Unrealized depreciation on forward foreign currency contracts	—	629	—
Accrued expenses and other payables:
Investment advisory fees	80,662	8,588	70,120
Fund administration and transfer agency fees	4,148	1,493	4,964
Distribution fees	2,171	—	1,175
Administrative servicing fees	10,364	1,171	9,643
Other	2,020	713	4,969

Total Liabilities	4,952,644	187,864	13,208,116

Net Assets	$86,798,925	$10,384,074	$117,747,305

Represented by:
Capital	$78,480,815	$12,516,932	$105,494,623
Accumulated net investment income (loss)	515,618	93,574	28,989
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	6,638,978	(2,447,180)	(2,406,764)
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	1,163,514	220,748	14,630,457

Net Assets	$86,798,925	$10,384,074	$117,747,305

(continued)

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited) (continued)

	Gartmore
	GVIT Global	Gartmore	Gartmore
	Technology and	GVIT	GVIT
	Communications	Global Health	Nationwide
	Fund	Sciences Fund	Leaders Fund

Net Assets:
Class I Shares	$16,341,204	$8,179,511	$756,614
Class II Shares	3,380,957	3,900,988	—
Class III Shares	33,112,767	45,316,606	8,270,675
Class IV Shares	—	—	—
Class VI Shares	1,005,803	2,657,447	—

Total	$53,840,731	$60,054,552	$9,027,289

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,366,005	777,520	61,390
Class II Shares	902,940	371,770	—
Class III Shares	8,775,026	4,300,734	670,254
Class IV Shares	—	—	—
Class VI Shares	268,856	252,161	—

Total	14,312,827	5,702,185	731,644

Net asset value and offering price per share:*
Class I Shares	$3.74	$10.52	$12.32
Class II Shares	$3.74	$10.49	$—
Class III Shares	$3.77	$10.54	$12.34
Class IV Shares	$—	$—	$—
Class VI Shares	$3.74	$10.54	$—

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore	Gartmore	Dreyfus
	GVIT	GVIT	GVIT
	Emerging	International	International
	Markets Fund	Growth Fund	Value Fund

Net Assets:
Class I Shares	$17,203,209	$3,056,366	$2,133,029
Class II Shares	8,607,391	—	3,478,934
Class III Shares	58,417,469	7,327,708	31,430,385
Class IV Shares	—	—	77,820,388
Class VI Shares	2,570,856	—	2,884,569

Total	$86,798,925	$10,384,074	$117,747,305

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,782,556	487,676	152,442
Class II Shares	894,644	—	249,334
Class III Shares	6,056,105	1,168,009	2,251,499
Class IV Shares	—	—	5,562,479
Class VI Shares	266,343	—	206,367

Total	8,999,648	1,655,685	8,422,121

Net asset value and offering price per share:*
Class I Shares	$9.65	$6.27	$13.99
Class II Shares	$9.62	$—	$13.95
Class III Shares	$9.65	$6.27	$13.96
Class IV Shares	$—	$—	$13.99
Class VI Shares	$9.65	$—	$13.98

*	Not subject to a front-end sales charge.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Gartmore	Gartmore GVIT
	GVIT Investor	Investor
	Destinations	Destinations
	Aggressive	Moderately
	Fund	Aggressive Fund

Assets:
Investments in affiliated securities, at value (cost $180,164,662; $417,405,795; $788,448,912; $329,832,738 and $220,619,980; respectively)	$192,229,749	$451,651,645
Investments, at value (cost $19,982,256; $45,697,775; $0; $0 and $0; respectively)	21,308,930	50,071,490

Total Investments	213,538,679	501,723,135

Interest and dividends receivable	96,175	383,089
Prepaid expenses and other assets	2,065	5,557

Total Assets	213,636,919	502,111,781

Liabilities:
Payable to custodian	20	52
Accrued expenses and other payables:
Investment advisory fees	21,146	50,700
Distribution fees	40,666	97,501
Administrative servicing fees	24,621	58,874
Other	8,662	24,914

Total Liabilities	95,115	232,040

Net Assets	$213,541,804	$501,879,741

Represented by:
Capital	$198,178,691	$459,368,767
Accumulated net investment income (loss)	61,453	164,270
Accumulated net realized gains (losses) from investment transactions	1,909,899	3,727,139
Net unrealized appreciation (depreciation) on investments	13,391,761	38,619,565

Net Assets	$213,541,804	$501,879,741

Net Assets:
Class II Shares	$213,423,744	$501,527,995
Class VI Shares	118,060	351,746

Total	$213,541,804	$501,879,741

Shares outstanding (unlimited number of shares authorized):
Class II Shares	19,840,342	46,355,975
Class VI Shares	10,976	32,536

	19,851,318	46,388,511

Net asset value and offering price per share:*
Class II Shares	$10.76	$10.82
Class VI Shares	$10.76	$10.81

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore	Gartmore GVIT	Gartmore
	GVIT Investor	Investor	GVIT Investor
	Destinations	Destinations	Destinations
	Moderate	Moderately	Conservative
	Fund	Conservative Fund	Fund

Assets:
Investments in affiliated securities, at value (cost $180,164,662; $417,405,795; $788,448,912; $329,832,738 and $220,619,980; respectively)	$854,384,486	$349,708,214	$226,002,440
Investments, at value (cost $19,982,256; $45,697,775; $0; $0 and $0; respectively)	—	—	—

Total Investments	854,384,486	349,708,214	226,002,440

Interest and dividends receivable	695,118	413,211	312,041
Prepaid expenses and other assets	10,396	4,445	3,040

Total Assets	855,090,000	350,125,870	226,317,521

Liabilities:
Payable to custodian	93	39	27
Accrued expenses and other payables:
Investment advisory fees	88,074	36,284	24,443
Distribution fees	169,374	69,778	47,006
Administrative servicing fees	102,269	40,746	27,718
Other	52,365	23,620	18,234

Total Liabilities	412,175	170,467	117,428

Net Assets	$854,677,825	$349,955,403	$226,200,093

Represented by:
Capital	$790,024,018	$330,512,085	$220,094,553
Accumulated net investment income (loss)	50,927	38,823	32,684
Accumulated net realized gains (losses) from investment transactions	(1,332,694)	(470,981)	690,396
Net unrealized appreciation (depreciation) on investments	65,935,574	19,875,476	5,382,460

Net Assets	$854,677,825	$349,955,403	$226,200,093

Net Assets:
Class II Shares	$853,540,805	$349,704,793	$225,858,233
Class VI Shares	1,137,020	250,610	341,860

Total	$854,677,825	$349,955,403	$226,200,093

Shares outstanding (unlimited number of shares authorized):
Class II Shares	79,939,738	33,293,417	22,001,973
Class VI Shares	106,619	23,870	33,317

	80,046,357	33,317,287	22,035,290

Net asset value and offering price per share:*
Class II Shares	$10.68	$10.50	$10.27
Class VI Shares	$10.66	$10.50	$10.26

*	Not subject to a front-end sales charge.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	Gartmore GVIT	Gartmore
	U.S. Growth	GVIT Global
	Leaders Fund	Utilities Fund

Assets:
Investments, at value (cost $51,855,882; $10,516,330; $23,832,019 and $129,800,074; respectively)	$54,112,488	$10,888,922
Repurchase agreements, at cost and value	1,210,267	—

Total Investments	55,322,755	10,888,922

Cash	4,293	—
Foreign currency, at value (cost $0; $5,466; $3,712; and $124,124; respectively)	—	5,465
Interest and dividends receivable	10,180	24,419
Receivable for investments sold	2,348,508	1,233,828
Reclaims receivable	—	3,521
Prepaid expenses and other assets	1,097	476

Total Assets	57,686,833	12,156,631

Liabilities:
Payable to custodian	—	49,765
Payable for investments purchased	2,400,578	1,056,607
Payable for return of collateral received for securities on loan	3,818,085	—
Unrealized depreciation on forward foreign currency contracts	—	2,444
Accrued expenses and other payables:
Investment advisory fees	44,039	7,392
Fund administration fees	2,036	315
Distribution fees	1,469	225
Administrative servicing fees	6,204	1,044
Other	6,892	455

Total Liabilities	6,279,303	1,118,247

Net Assets	$51,407,530	$11,038,384

Represented by:
Capital	$46,570,262	$10,045,290
Accumulated net investment income (loss)	(223,718)	50,174
Accumulated net realized gains (losses) from investment and foreign currency transactions	2,804,380	570,600
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,256,606	372,320

Net Assets	$51,407,530	$11,038,384

Net Assets:
Class I Shares	$5,791,514	$1,212,104
Class II Shares	7,581,541	1,105,825
Class III Shares	38,034,475	8,720,455

Total	$51,407,530	$11,038,384

Shares outstanding (unlimited number of shares authorized):
Class I Shares	548,299	126,270
Class II Shares	717,448	114,969
Class III Shares	3,583,894	906,730

Total	4,849,641	1,147,969

Net asset value and offering price per share:*
Class I Shares	$10.56	$9.60
Class II Shares	$10.57	$9.62
Class III Shares	$10.61	$9.62

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore	Gartmore
	GVIT Global	GVIT
	Financial	Developing
	Services Fund	Markets Fund

Assets:
Investments, at value (cost $51,855,882; $10,516,330; $23,832,019 and $129,800,074; respectively)	$24,282,546	$131,850,716
Repurchase agreements, at cost and value	—	—

Total Investments	24,282,546	131,850,716

Cash	—	—
Foreign currency, at value (cost $0; $5,466; $3,712; and $124,124; respectively)	3,712	124,149
Interest and dividends receivable	42,846	435,141
Receivable for investments sold	204,944	5,221,064
Reclaims receivable	8,183	3,988
Prepaid expenses and other assets	366	2,993

Total Assets	24,542,597	137,638,051

Liabilities:
Payable to custodian	35,760	2,343,685
Payable for investments purchased	—	2,845,091
Payable for return of collateral received for securities on loan	—	4,929,035
Unrealized depreciation on forward foreign currency contracts	—	—
Accrued expenses and other payables:
Investment advisory fees	20,227	119,243
Fund administration fees	568	5,804
Distribution fees	431	25,922
Administrative servicing fees	2,949	92,683
Other	1,976	42,164

Total Liabilities	61,911	10,403,627

Net Assets	$24,480,686	$127,234,424

Represented by:
Capital	$22,853,051	$140,734,958
Accumulated net investment income (loss)	47,703	372,852
Accumulated net realized gains (losses) from investment and foreign currency transactions	1,128,903	(15,920,838)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	451,029	2,047,452

Net Assets	$24,480,686	$127,234,424

Net Assets:
Class I Shares	$3,800,130	$—
Class II Shares	2,092,212	127,234,424
Class III Shares	18,588,344	—

Total	$24,480,686	$127,234,424

Shares outstanding (unlimited number of shares authorized):
Class I Shares	323,099	—
Class II Shares	178,241	12,507,377
Class III Shares	1,580,170	—

Total	2,081,510	12,507,377

Net asset value and offering price per share:*
Class I Shares	$11.76	$—
Class II Shares	$11.74	$10.17
Class III Shares	$11.76	$—

*	Not subject to a front-end sales charge.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

	Gartmore GVIT	Gartmore GVIT	Gartmore GVIT
	Nationwide	Growth	Government
	Fund	Fund	Bond Fund

Investment Income:
Interest income	$38,408	$6,963	$33,064,109
Dividend income (net of foreign withholding tax of $0; $0; $0; $184,172; $0 and $0; respectively)	11,159,852	1,085,866	—
Income from securities lending	114,466	6,740	117,252

Total Income	11,312,726	1,099,569	33,181,361

Expenses:
Investment advisory fees	4,756,700	825,691	3,540,429
Fund administration and transfer agent fees	491,392	84,990	445,269
Distribution fees	—	—	—
Distribution fees Class II Shares	8,886	—	24,395
Administrative servicing fees Class I Shares*	1,076,424	178,649	1,028,374
Administrative servicing fees Class II Shares	5,378	—	14,637
Administrative servicing fees Class III Shares	633	—	4,268
Administrative servicing fees Class IV Shares	126,077	27,776	31,545
Administrative servicing fees Class V Shares	—	—	—
Other	272,131	56,580	194,309

Total expenses before waived or reimbursed expenses	6,737,621	1,173,686	5,283,226
Expenses waived or reimbursed	—	—	—

Total Expenses	6,737,621	1,173,686	5,283,226

Net Investment Income (Loss)	4,575,105	(74,117)	27,898,135

REALIZED / UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	91,546,141	21,036,303	6,101,398
Net realized gains (losses) on foreign currency transactions	—	—	—

Net realized gains (losses) on investment and foreign currency transactions	91,546,141	21,036,303	6,101,398
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(61,070,773)	(13,611,973)	(33,753,999)

Net realized/unrealized gains (losses) on investments and foreign currencies	30,475,368	7,424,330	(27,652,601)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,050,473	$7,350,213	$245,534

[Additional columns below]

[Continued from above table, first column(s) repeated]

	GVIT Small	Gartmore GVIT	Gartmore GVIT
	Company	Money Market	Money Market
	Fund	Fund	Fund II

Investment Income:
Interest income	$169,525	$11,230,063	$1,117,560
Dividend income (net of foreign withholding tax of $0; $0; $0; $184,172; $0 and $0; respectively)	3,825,447	109	21,676
Income from securities lending	462,075	—	—

Total Income	4,457,047	11,230,172	1,139,236

Expenses:
Investment advisory fees	3,865,092	3,898,451	555,548
Fund administration and transfer agent fees	265,254	619,109	67,469
Distribution fees	—	—	277,774
Distribution fees Class II Shares	32,742	—	—
Administrative servicing fees Class I Shares*	578,807	1,151,184	166,387
Administrative servicing fees Class II Shares	19,865	—	—
Administrative servicing fees Class III Shares	1,113	—	—
Administrative servicing fees Class IV Shares	33,222	72,189	—
Administrative servicing fees Class V Shares	—	129,428	—
Other	97,184	255,796	25,350

Total expenses before waived or reimbursed expenses	4,893,279	6,126,157	1,092,528
Expenses waived or reimbursed	—	(60,437)	(66,379)

Total Expenses	4,893,279	6,065,720	1,026,149

Net Investment Income (Loss)	(436,232)	5,164,452	113,087

REALIZED / UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	111,991,508	225	3
Net realized gains (losses) on foreign currency transactions	143,952	—	—

Net realized gains (losses) on investment and foreign currency transactions	112,135,460	225	3
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(57,250,938)	—	—

Net realized/unrealized gains (losses) on investments and foreign currencies	54,884,522	225	3

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$54,448,290	$5,164,677	$113,090

*	Gartmore GVIT Money Market Fund II shares have no class designation.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

	J.P. Morgan	Gartmore GVIT
	GVIT Balanced	Mid Cap
	Fund	Growth Fund

Investment Income:
Interest income	$2,035,420	$27,013
Dividend income	1,095,657	464,598
Income from securities lending	—	93,186

Total Income	3,131,077	584,797

Expenses:
Investment advisory fees	835,431	863,425
Fund administration and transfer agent fees	89,358	71,781
Distribution fees Class II Shares	—	8,208
Administrative servicing fees Class I Shares	135,734	101,020
Administrative servicing fees Class II Shares	—	—
Administrative servicing fees Class III Shares	—	615
Administrative servicing fees Class IV Shares	37,961	69,181
Other	28,236	28,701

Total expenses before waived or reimbursed expenses	1,126,720	1,142,931
Expenses waived or reimbursed	(15,947)	(13,289)

Total Expenses	1,110,773	1,129,642

Net Investment Income (Loss)	2,020,304	(544,845)

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	7,077,209	14,459,541
Net realized gains (losses) on futures transactions	200,620	—
Net realized gains (losses) on foreign currency transactions	(3,663)	—

Net realized gains (losses) on investment, futures and foreign currency transactions	7,274,166	14,459,541
Net change in unrealized appreciation/depreciation on investments and futures	(5,507,181)	170,933

Net realized/unrealized gains (losses) on investments, futures, and foreign currencies	1,766,985	14,630,474

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,787,289	$14,085,629

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Comstock	Federated GVIT	GVIT
	GVIT Value	High Income	Equity 500
	Fund	Bond Fund	Index Fund

Investment Income:
Interest income	$48,185	$10,703,038	$2,595
Dividend income	1,437,982	43,914	2,283,273
Income from securities lending	11,414	73,704	5,984

Total Income	1,497,581	10,820,656	2,291,852

Expenses:
Investment advisory fees	461,392	864,148	334,691
Fund administration and transfer agent fees	41,062	101,651	89,253
Distribution fees Class II Shares	12,683	—	—
Administrative servicing fees Class I Shares	52,533	193,285	—
Administrative servicing fees Class II Shares	12,683	—	—
Administrative servicing fees Class III Shares	—	—	—
Administrative servicing fees Class IV Shares	31,417	—	137,170
Other	14,466	29,510	41,862

Total expenses before waived or reimbursed expenses	626,236	1,188,594	602,976
Expenses waived or reimbursed	(4,488)	—	(207,286)

Total Expenses	621,748	1,188,594	395,690

Net Investment Income (Loss)	875,833	9,632,062	1,896,162

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,545,346	2,202,223	(1,836,134)
Net realized gains (losses) on futures transactions	—	—	99,751
Net realized gains (losses) on foreign currency transactions	—	—	—

Net realized gains (losses) on investment, futures and foreign currency transactions	1,545,346	2,202,223	(1,736,383)
Net change in unrealized appreciation/depreciation on investments and futures	3,490,934	(7,125,312)	8,956,180

Net realized/unrealized gains (losses) on investments, futures, and foreign currencies	5,036,280	(4,923,089)	7,219,797

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,912,113	$4,708,973	$9,115,959

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

	Van Kampen
	GVIT	GVIT
	Multi Sector	Small Cap
	Bond Fund	Value Fund

Investment Income:
Interest income (net of foreign withholding tax of $7,504; $0; $0; $0 and $0; respectively)	$6,059,365	$136,096
Dividend income (net of foreign withholding tax of $0; $0; $175; $29,063 and $0; respectively)	—	3,777,252
Income from securities lending	36,561	—

Total Income	6,095,926	3,913,348

Expenses:
Investment advisory fees	851,149	3,516,363
Fund administration and transfer agent fees	97,553	251,743
Distribution fees Class II Shares	—	32,397
Administrative servicing fees Class I Shares	171,735	548,325
Administrative servicing fees Class II Shares	—	19,634
Administrative servicing fees Class III Shares	—	2,168
Administrative servicing fees Class IV	—	41,773
Other	28,248	89,751

Total Expenses	1,148,685	4,502,154

Net Investment Income (Loss)	4,947,241	(588,806)

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,407,655	101,720,396
Net realized gains (losses) on futures	(260,405)	(284,216)
Net realized gains (losses) on foreign currency transactions	(38,625)	—

Net realized gains (losses) on investment, futures and foreign currency transactions	1,108,625	101,436,180
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(7,425,856)	(60,169,322)

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	(6,317,231)	41,266,858

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,369,990)	$40,678,052

[Additional columns below]

[Continued from above table, first column(s) repeated]

	GVIT	Gartmore GVIT	Dreyfus GVIT
	Small Cap	Worldwide	Mid Cap
	Growth Fund	Leaders Fund	Index Fund

Investment Income:
Interest income (net of foreign withholding tax of $7,504; $0; $0; $0 and $0; respectively)	$63,038	$2,389	$57,021
Dividend income (net of foreign withholding tax of $0; $0; $175; $29,063 and $0; respectively)	181,389	433,886	2,715,225
Income from securities lending	42,064	2,223	102,731

Total Income	286,491	438,498	2,874,977

Expenses:
Investment advisory fees	752,454	165,018	1,079,699
Fund administration and transfer agent fees	50,011	11,654	146,519
Distribution fees Class II Shares	12,705	—	13,681
Administrative servicing fees Class I Shares	110,458	19,883	343,842
Administrative servicing fees Class II Shares	7,705	—	4,751
Administrative servicing fees Class III Shares	729	4,906	—
Administrative servicing fees Class IV	—	—	—
Other	18,160	19,068	52,666

Total Expenses	952,222	220,529	1,641,158

Net Investment Income (Loss)	(665,731)	217,969	1,233,819

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	15,229,277	1,685,894	6,922,112
Net realized gains (losses) on futures	—	—	276,707
Net realized gains (losses) on foreign currency transactions	—	(25,897)	—

Net realized gains (losses) on investment, futures and foreign currency transactions	15,229,277	1,659,997	7,198,819
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(9,043,374)	(2,234,980)	17,240,311

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	6,185,903	(574,983)	24,439,130

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,520,172	$(357,014)	$25,672,949

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

	Gartmore GVIT
	Global Technology	Gartmore
	and	GVIT	Gartmore GVIT
	Communications	Global Health	Nationwide
	Fund	Sciences Fund	Leaders Fund

Investment Income:
Interest income	$3,940	$12,985	$1,019
Dividend income (net of foreign withholding tax of $191; $0; $0; $121,534; $18,829 and $216,036 respectively)	58,605	171,086	53,707
Income from securities lending	21,495	11,357	—

Total Income	84,040	195,428	54,726

Expenses:
Investment advisory fees	278,287	222,007	42,821
Fund administration and transfer agency fees	17,230	13,488	2,893
Distribution fees Class II Shares	5,365	4,492	—
Distribution fees Class VI Shares	206	583	—
Administrative servicing fees Class I Shares	12,849	4,739	516
Administrative servicing fees Class II Shares	3,242	2,725	—
Administrative servicing fees Class III Shares	26,688	26,221	5,761
Administrative servicing fees Class IV Shares	—	—	—
Other	10,345	7,105	2,801

Total Expenses	354,212	281,360	54,792

Net Investment Income (Loss)	(270,172)	(85,932)	(66)

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(1,651,845)	2,204,273	528,579
Net realized gains (losses) on foreign currency transactions	8,072	—	—
Net realized gains (losses) on futures transactions	—	—	—

Net realized gains (losses) on investment, futures and foreign currency transactions	(1,643,773)	2,204,273	528,579
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	1,523,911	(135,174)	(190,625)

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	(119,862)	2,069,099	337,954

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(390,034)	$1,983,167	$337,888

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore GVIT	Gartmore GVIT	Dreyfus GVIT
	Emerging	International	International
	Markets Fund	Growth Fund	Value Fund

Investment Income:
Interest income	$9,203	$1,567	$17,800
Dividend income (net of foreign withholding tax of $191; $0; $0; $121,534; $18,829 and $216,036 respectively)	1,190,369	164,793	1,740,467
Income from securities lending	6,154	—	55,314

Total Income	1,205,726	166,360	1,813,581

Expenses:
Investment advisory fees	528,778	55,168	385,122
Fund administration and transfer agency fees	27,899	3,347	31,178
Distribution fees Class II Shares	11,549	—	3,861
Distribution fees Class VI Shares	520	—	589
Administrative servicing fees Class I Shares	15,317	2,048	—
Administrative servicing fees Class II Shares	6,982	—	—
Administrative servicing fees Class III Shares	46,821	5,831	—
Administrative servicing fees Class IV Shares	—	—	57,775
Other	20,208	6,392	16,827

Total Expenses	658,074	72,786	495,352

Net Investment Income (Loss)	547,652	93,574	1,318,229

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	7,005,956	771,279	5,565,241
Net realized gains (losses) on foreign currency transactions	(115,672)	3,348	6,073
Net realized gains (losses) on futures transactions	—	(33,805)	—

Net realized gains (losses) on investment, futures and foreign currency transactions	6,890,284	740,822	5,571,314
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(11,938,199)	(971,835)	457,672

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	(5,047,915)	(231,013)	6,028,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,500,263)	$(137,439)	$7,347,215

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

		Gartmore
	Gartmore	GVIT Investor
	GVIT Investor	Destinations
	Destinations	Moderately
	Aggressive	Aggressive
	Fund	Fund

Investment Income:
Interest income from affiliates	$—	$170,432
Dividend income from affiliates	97,874	3,137,203
Dividend income	1,087,190	251,648

Total Income	1,185,064	3,559,283

Expenses:
Investment advisory fees	96,227	252,077
Distribution Fees Class II	185,045	484,699
Distribution Fees Class VI	9	66
Administrative servicing Class II	112,154	293,212
Other	12,023	34,433

Total Expenses	405,458	1,064,487

Net Investment Income (Loss)	779,606	2,494,796

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	2,055,509	5,163,208
Net change in unrealized appreciation/depreciation on investments	2,700,943	3,867,373

Net realized/unrealized gains (losses) on investments	4,756,452	9,030,581

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,536,058	$11,525,377

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Gartmore
	Gartmore	GVIT Investor	Gartmore
	GVIT Investor	Destinations	GVIT Investor
	Destinations	Moderately	Destinations
	Moderate	Conservative	Conservative
	Fund	Fund	Fund

Investment Income:
Interest income from affiliates	$937,899	$666,225	$746,168
Dividend income from affiliates	6,672,981	3,138,757	2,102,198
Dividend income	—	—	—

Total Income	7,610,880	3,804,982	2,848,366

Expenses:
Investment advisory fees	461,964	196,757	137,680
Distribution Fees Class II	888,185	378,356	264,732
Distribution Fees Class VI	209	25	37
Administrative servicing Class II	537,629	227,016	158,841
Other	66,179	29,860	22,002

Total Expenses	1,954,166	832,014	583,292

Net Investment Income (Loss)	5,656,714	2,972,968	2,265,074

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	1,574,759	756,905	1,210,469
Net change in unrealized appreciation/depreciation on investments	8,507,108	785,176	(1,718,789)

Net realized/unrealized gains (losses) on investments	10,081,867	1,542,081	(508,320)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,738,581	$4,515,049	$1,756,754

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Operations

For the Six Months Ended June 30, 2004 (Unaudited)

	Gartmore GVIT	Gartmore	Gartmore GVIT	Gartmore GVIT
	U.S. Growth	GVIT Global	Global Financial	Developing
	Leaders Fund	Utilities Fund	Services Fund	Markets Fund

Investment Income:
Interest income	$6,921	$1,258	$7,097	$73,687
Dividend income (net of foreign withholding tax of $0; $18,040; $27,066 and $236,425; respectively)	155,484	170,329	360,023	2,039,674
Income from securities lending	3,217	—	—	41,768

Total Income	165,622	171,587	367,120	2,155,129

Expenses:
Investment advisory fees	309,958	43,182	122,623	960,301
Fund administration fees	18,599	5,259	8,818	54,721
Distribution fees Class II Shares	8,256	1,405	2,353	208,761
Administrative servicing fees Class I Shares	4,529	1,118	2,894	—
Administrative servicing fees Class II Shares	4,998	850	1,412	201,264
Administrative servicing fees Class III Shares	34,664	4,009	11,527	—
Other	8,336	1,625	3,174	20,127

Total Expenses	389,340	57,448	152,801	1,445,174

Net Investment Income (Loss)	(223,718)	114,139	214,319	709,955

REALIZED/ UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	2,991,239	1,388,167	1,192,998	25,220,201
Net realized gains (losses) on foreign currency transactions	—	(7,376)	(2,463)	(344,083)

Net realized gains (losses) on investment and foreign currency transactions	2,991,239	1,380,791	1,190,535	24,876,118
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,877,761)	(965,894)	(1,035,552)	(32,536,689)

Net realized/unrealized gains (losses) on investments and foreign currencies	1,113,478	414,897	154,983	(7,660,571)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$889,760	$529,036	$369,302	$(6,950,616)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore			Gartmore
	GVIT Nationwide Fund			GVIT Growth Fund

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,575,105	$12,009,634		$(74,117)	$214,500
Net realized gains (losses) on investment transactions	91,546,141	27,972,725		21,036,303	28,747,913
Net change in unrealized appreciation/depreciation on investments	(61,070,773)	322,235,736		(13,611,973)	41,383,359

Change in net assets resulting from operations	35,050,473	362,218,095		7,350,213	70,345,772

Distributions to Class I shareholders from:
Net investment income	(7,296,841)	(7,472,339)		(135,826)	(45,300)
Distributions to Class II shareholders from:
Net investment income	(29,849)	(9,472)		—	—
Distributions to Class III shareholders from:
Net investment income	(4,084)	(5,026)		—	—
Distributions to Class IV shareholders from:
Net investment income	(857,467)	(567,652	)(a)	(22,180)	(11,175	)(a)

Change in net assets from shareholder distributions	(8,188,241)	(8,054,489)		(158,006)	(56,475)

Change in net assets from capital transactions	(84,034,341)	28,034,459		(15,617,997)	6,782,866

Change in net assets	(57,172,109)	382,198,065		(8,425,790)	77,072,163
Net Assets:
Beginning of period	1,636,047,720	1,253,849,655		278,761,083	201,688,920

End of period	$1,578,875,611	$1,636,047,720		$270,335,293	$278,761,083

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore			Gartmore GVIT
	GVIT Government Bond Fund			Small Company Fund

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$27,898,135	$78,458,650		$(436,232)	$(2,494,797)
Net realized gains (losses) on investment and foreign currency transactions	6,101,398	30,902,140		112,135,460	56,778,229
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(33,753,999)	(72,461,290)		(57,250,938)	184,949,212

Change in net assets resulting from operations	245,534	36,899,500		54,448,290	239,232,644

Distributions to Class I shareholders from:
Net investment income	(47,557,898)	(58,024,221)		—	—
Net realized gains on investments	(26,959,476)	(2,616,610)		—	—
Distributions to Class II shareholders from:
Net investment income	(653,662)	(618,833)		—	—
Net realized gains on investments	(385,901)	(26,042)		—	—
Distributions to Class III shareholders from:
Net investment income	(213,471)	(281,346)		—	—
Net realized gains on investments	(125,495)	(16,120)		—	—
Distributions to Class IV shareholders from:
Net investment income	(1,484,652)	(1,253,511	)(a)	—	—
Net realized gains on investments	(825,774)	—		—	—

Change in net assets from shareholder distributions	(78,206,329)	(62,836,683)		—	—

Change in net assets from capital transactions	(124,859,696)	(417,774,498)		(31,873,456)	24,428,840

Change in net assets	(202,820,491)	(443,711,681)		22,574,834	263,661,484
Net Assets:
Beginning of period	1,556,699,569	2,000,411,250		827,873,716	564,212,232

End of period	$1,353,879,078	$1,556,699,569		$850,448,550	$827,873,716

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore			Gartmore
	GVIT Money Market Fund			GVIT Money Market Fund II

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5,164,452	$16,366,260		$113,087	$242,791
Net realized gains (losses) on investment transactions	225	(28,808)		3	—

Change in net assets resulting from operations	5,164,677	16,337,452		113,090	242,791

Distributions to Class I shareholders from*:
Net investment income	(3,801,058)	(13,144,861)		(113,087)	(242,791)
Distributions to Class IV shareholders from:
Net investment income	(300,261)	(553,741	)(a)	—	—
Distributions to Class V shareholders from:
Net investment income	(1,063,133)	(2,703,484)		—	—

Change in net assets from shareholder distributions	(5,164,452)	(16,402,086)		(113,087)	(242,791)

Change in net assets from capital transactions	(26,789,183)	(718,958,580)		71,939,366	37,694,575

Change in net assets	(26,788,958)	(719,023,214)		71,939,369	37,694,575
Net Assets:
Beginning of period	2,042,709,225	2,761,732,439		147,735,773	110,041,198

End of period	$2,015,920,267	$2,042,709,225		$219,675,142	$147,735,773

*	Gartmore GVIT Money Market Fund II shares have no class designation.

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	J.P. Morgan			Gartmore GVIT
	GVIT Balanced Fund			Mid Cap Growth Fund

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003 (a)

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,020,304	$3,529,610		$(544,845)	$(844,531)
Net realized gains (losses) on investment, futures and foreign currency transactions	7,274,166	631,270		14,459,541	24,325,653
Net change in unrealized appreciation/depreciation on investments and futures	(5,507,181)	31,190,383		170,933	34,237,539

Change in net assets resulting from operations	3,787,289	35,351,263		14,085,629	57,718,661

Distributions to Class I shareholders from:
Net investment income	(1,552,799)	(2,843,946)		—	—
Distributions to Class IV shareholders from:
Net investment income	(444,162)	(697,321	)(b)	—	—

Change in net assets from shareholder distributions	(1,996,961)	(3,541,267)		—	—

Change in net assets from capital transactions	(4,029,498)	53,767,545		(6,173,165)	101,879,679

Change in net assets	(2,239,170)	85,577,541		7,912,464	159,598,340
Net Assets:
Beginning of period	232,866,526	147,288,985		230,267,114	70,668,774

End of period	$230,627,356	$232,866,526		$238,179,578	$230,267,114

(a)	Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV shares of the Gartmore Mid Cap Growth Fund.

(b)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Comstock			Federated GVIT
	GVIT Value Fund			High Income Bond Fund

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$875,833	$1,111,288		$9,632,062	$16,620,670
Net realized gains (losses) on investment and futures transactions	1,545,346	2,953,736		2,202,223	(1,498,935)
Net change in unrealized appreciation/ depreciation on investments and futures	3,490,934	20,890,829		(7,125,312)	26,996,345

Change in net assets resulting from operations	5,912,113	24,955,853		4,708,973	42,118,080

Distributions to Class I shareholders from:
Net investment income	(427,097)	(647,772)		(9,498,128)	(16,621,669)
Distributions to Class II shareholders from:
Net investment income	(64,209)	(23,508	)(b)	—	—
Distributions to Class IV shareholders from:
Net investment income	(302,739)	(446,549	)(c)	—	—

Change in net assets from shareholder distributions	(794,045)	(1,117,829)		(9,498,128)	(16,621,669)

Change in net assets from capital transactions	18,400,377	53,417,701		(11,892,339)	80,106,315

Change in net assets	23,518,445	77,255,725		(16,681,494)	105,602,726
Net Assets:
Beginning of period	116,679,374	39,423,649		268,335,971	162,733,245

End of period	$140,197,819	$116,679,374		$251,654,477	$268,335,971

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore GVIT
	Equity 500 Index Fund

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003 (a)

	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,896,162	$3,762,301
Net realized gains (losses) on investment and futures transactions	(1,736,383)	(8,976,714)
Net change in unrealized appreciation/ depreciation on investments and futures	8,956,180	68,267,204

Change in net assets resulting from operations	9,115,959	63,052,791

Distributions to Class I shareholders from:
Net investment income	—	—
Distributions to Class II shareholders from:
Net investment income	—	—
Distributions to Class IV shareholders from:
Net investment income	(4,554,241)	(4,701,755)

Change in net assets from shareholder distributions	(4,554,241)	(4,701,755)

Change in net assets from capital transactions	(6,068,955)	(13,197,464)

Change in net assets	(1,507,237)	45,153,572
Net Assets:
Beginning of period	281,114,977	235,961,405

End of period	$279,607,740	$281,114,977

(a)	Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.

(b)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Van Kampen GVIT		Gartmore GVIT
	Multi Sector Bond Fund		Small Cap Value Fund

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,947,241	$8,422,623	$(588,806)	$(1,065,938)
Net realized gains (losses) on investment, futures and foreign currency transactions	1,108,625	6,515,691	101,436,180	47,107,633
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(7,425,856)	10,720,209	(60,169,322)	225,645,478

Change in net assets resulting from operations	(1,369,990)	25,658,523	40,678,052	271,687,173

Distributions to Class I shareholders from:
Net investment income	(4,974,556)	(12,019,597)	—	(2,654)
Distributions to Class III shareholders from:
Net investment income	—	—	—	(4)

Change in net assets from shareholder distributions	(4,974,556)	(12,019,597)	—	(2,658)

Change in net assets from capital transactions	7,547,368	3,606,169	(15,485,937)	49,554,529

Change in net assets	1,202,822	17,245,095	25,192,115	321,239,044
Net Assets:
Beginning of period	226,524,749	209,279,654	789,938,777	468,699,733

End of period	$227,727,571	$226,524,749	$815,130,892	$789,938,777

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore GVIT		Gartmore GVIT
	Small Cap Growth Fund		Worldwide Leaders Fund

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(665,731)	$(1,361,319)	$217,969	$72,263
Net realized gains (losses) on investment and foreign currency transactions	15,229,277	(1,791,667)	1,659,997	5,739,157
Net change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,043,374)	40,618,636	(2,234,980)	3,363,244

Change in net assets resulting from operations	5,520,172	37,465,650	(357,014)	9,174,664

Distributions to Class I shareholders from:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	—	—
Distributions to Class II shareholders from:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	—	—

Change in net assets from shareholder distributions	—	—	—	—

Change in net assets from capital transactions	(13,378,429)	27,354,548	(211,957)	(2,164,627)

Change in net assets	(7,858,257)	64,820,198	(568,971)	7,010,037
Net Assets:
Beginning of period	166,797,496	101,977,298	33,476,571	26,466,534

End of period	$158,939,239	$166,797,496	$32,907,600	$33,476,571

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Dreyfus GVIT
	Mid Cap Index Fund

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003

	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,233,819	$1,609,365
Net realized gains (losses) on investment and foreign currency transactions	7,198,819	(3,322,921)
Net change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	17,240,311	102,630,342

Change in net assets resulting from operations	25,672,949	100,916,786

Distributions to Class I shareholders from:
Net investment income	(1,121,935)	(1,599,696)
Net realized gains on investments	—	(2,404)
Distributions to Class II shareholders from:
Net investment income	(16,684)	(12,525)
Net realized gains on investments	—	(29)

Change in net assets from shareholder distributions	(1,138,619)	(1,614,654)

Change in net assets from capital transactions	32,551,762	54,134,435

Change in net assets	57,086,092	153,436,567
Net Assets:
Beginning of period	440,638,422	287,201,855

End of period	$497,724,514	$440,638,422

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore GVIT
	Global Technology		Gartmore GVIT
	and Communications Fund		Global Health Sciences Fund

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(270,172)	$(296,533)	$(85,932)	$(98,350)
Net realized gains (losses) on investment and foreign currency transactions	(1,643,773)	8,952,781	2,204,273	4,412,019
Net change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,523,911	1,985,726	(135,174)	2,497,579

Change in net assets resulting from operations	(390,034)	10,641,974	1,983,167	6,811,248

Distributions to Class I shareholders from:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	(28,764)	(485,439)
Distributions to Class II shareholders from:
Net realized gains on investments	—	—	(18,194)	(230,524)
Distributions to Class III shareholders from:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	(148,723)	(2,950,167)

Change in net assets from shareholder distributions	—	—	(195,681)	(3,666,130)

Change in net assets from capital transactions	2,745,300	27,230,928	24,574,630	18,525,153

Change in net assets	2,355,266	37,872,902	26,362,116	21,670,271
Net Assets:
Beginning of period	51,485,465	13,612,563	33,692,436	12,022,165

End of period	$53,840,731	$51,485,465	$60,054,552	$33,692,436

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore GVIT
	Nationwide Leaders Fund

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003

	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(66)	$13,358
Net realized gains (losses) on investment and foreign currency transactions	528,579	353,623
Net change in unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(190,625)	1,472,002

Change in net assets resulting from operations	337,888	1,838,983

Distributions to Class I shareholders from:
Net investment income	—	(667)
Net realized gains on investments	—	—
Distributions to Class II shareholders from:
Net realized gains on investments	—	—
Distributions to Class III shareholders from:
Net investment income	—	(17,036)
Net realized gains on investments	—	—

Change in net assets from shareholder distributions	—	(17,703)

Change in net assets from capital transactions	(641,751)	(1,200,130)

Change in net assets	(303,863)	621,150
Net Assets:
Beginning of period	9,331,152	8,710,002

End of period	$9,027,289	$9,331,152

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore GVIT		Gartmore GVIT
	Emerging Markets Fund		International Growth Fund

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$547,652	$349,596	$93,574	$63,655
Net realized gains (losses) on investment, futures, and foreign currency transactions	6,890,284	4,841,973	740,822	2,117,041
Net change in unrealized appreciation/ depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(11,938,199)	15,474,903	(971,835)	1,296,552

Change in net assets resulting from operations	(4,500,263)	20,666,472	(137,439)	3,477,248

Distributions to Class I shareholders from:
Net investment income	(11,721)	(78,053)	—	—
Net realized gains on investments	(132,832)	—	—	—
Distributions to Class II shareholders from:
Net investment income	(344)	(6,845)	—	—
Net realized gains on investments	(60,634)	—	—	—
Distributions to Class III shareholders from:
Net investment income	(38,095)	(131,739)	—	—
Net realized gains on investments	(420,429)	—	—	—
Distributions to Class IV shareholders from:
Net investment income	—	—	—	—
Distributions to Class VI shareholders from:
From net investment income	—	—	—	—

Change in net assets from shareholder distributions	(664,055)	(216,637)	—	—

Change in net assets from capital transactions	21,758,606	27,861,065	(67,846)	(1,979,607)

Change in net assets	16,594,288	48,310,900	(205,285)	1,497,641
Net Assets:
Beginning of period	70,204,637	21,893,737	10,589,359	9,091,718

End of period	$86,798,925	$70,204,637	$10,384,074	$10,589,359

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Dreyfus GVIT
	International Value Fund

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003

	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,318,229	$1,055,940
Net realized gains (losses) on investment, futures, and foreign currency transactions	5,571,314	(4,411,581)
Net change in unrealized appreciation/ depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	457,672	26,455,210

Change in net assets resulting from operations	7,347,215	23,099,569

Distributions to Class I shareholders from:
Net investment income	(31,535)	—
Net realized gains on investments	—	—
Distributions to Class II shareholders from:
Net investment income	(66,119)	—
Net realized gains on investments	—	—
Distributions to Class III shareholders from:
Net investment income	(499,123)	—
Net realized gains on investments	—	—
Distributions to Class IV shareholders from:
Net investment income	(1,448,531)	(1,575,263	)(a)
Distributions to Class VI shareholders from:
From net investment income	(24,161)	—

Change in net assets from shareholder distributions	(2,069,469)	(1,575,263)

Change in net assets from capital transactions	23,437,618	8,172,268

Change in net assets	28,715,364	29,696,574
Net Assets:
Beginning of period	89,031,941	59,335,367

End of period	$117,747,305	$89,031,941

(a)	Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the Dreyfus International Value Fund.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore			Gartmore
	GVIT Investor Destinations			GVIT Investor Destinations
	Aggressive Fund			Moderately Aggressive Fund

	Six Months		Year Ended	Six Months		Year Ended
	Ended June 30,		December 31,	Ended June 30,		December 31,
	2004		2003	2004		2003

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$779,606		$713,597	$2,494,796		$2,628,984
Net realized gains (losses) on investment transactions	2,055,509		3,182,319	5,163,208		2,347,258
Net change in unrealized appreciation/ depreciation on investments	2,700,943		11,084,658	3,867,373		37,245,950

Change in net assets resulting from operations	5,536,058		14,980,574	11,525,377		42,222,192

Distributions to Class II Shareholders from:
Net investment income	(717,821	)(a)	(718,839)	(2,495,266	)(a)	(2,479,355)
Net realized gains on investments	(1,342,976	)(a)	(1,040,495)	(2,062,927	)(a)	—
Distributions to Class VI Shareholders from:
Net investment income	(332	)(b)	—	(1,161	)(b)	—

Change in net assets from shareholder distributions	(2,061,129)		(1,759,334)	(4,559,354)		(2,479,355)

Change in net assets from capital transactions	115,566,938		61,785,665	204,247,389		178,961,322

Change in net assets	119,041,867		75,006,905	211,213,412		218,704,159
Net Assets:
Beginning of period	94,499,937		19,493,032	290,666,329		71,962,170

End of period	$213,541,804		$94,499,937	$501,879,741		$290,666,329

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore
	GVIT Investor Destinations
	Moderate Fund

	Six Months		Year Ended
	Ended June 30,		December 31,
	2004		2003

	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,656,714		$6,625,088
Net realized gains (losses) on investment transactions	1,574,759		1,679,663
Net change in unrealized appreciation/ depreciation on investments	8,507,108		60,756,254

Change in net assets resulting from operations	15,738,581		69,061,005

Distributions to Class II Shareholders from:
Net investment income	(5,602,455	)(a)	(6,625,092)
Net realized gains on investments	(2,799,098	)(a)	(213,823)
Distributions to Class VI Shareholders from:
Net investment income	(4,687	)(b)	—

Change in net assets from shareholder distributions	(8,406,240)		(6,838,915)

Change in net assets from capital transactions	280,429,599		339,138,327

Change in net assets	287,761,940		401,360,417
Net Assets:
Beginning of period	566,915,885		165,555,468

End of period	$854,677,825		$566,915,885

(a)	On April 30, 2004, the existing share Class of the Funds’ was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore			Gartmore
	GVIT Investor Destinations			GVIT Investor Destinations
	Moderately Conservative Fund			Conservative Fund

	Six Months		Year Ended	Six Months		Year Ended
	Ended June 30,		December 31,	Ended June 30,		December 31,
	2004		2003	2004		2003

	(Unaudited)			(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,972,968		$4,065,626	$2,265,074		$3,736,737
Net realized gains (losses) on investment transactions	756,905		1,780,599	1,210,469		1,769,518
Net change in unrealized appreciation/depreciation on investments	785,176		19,318,812	(1,718,789)		6,488,593

Change in net assets resulting from operations	4,515,049		25,165,037	1,756,754		11,994,848

Distributions to Class II Shareholders from
Net investment income	(2,933,863	)(a)	(4,066,217)	(2,231,287	)(a)	(3,738,171)
Net realized gains on investments	(1,406,338	)(a)	(411,637)	(923,521	)(a)	(713,029)
Distributions to Class VI Shareholders from:
Net investment income	(921	)(b)	—	(1,455	)(b)	—

Change in net assets from shareholder distributions	(4,341,122)		(4,477,854)	(3,156,263)		(4,451,200)

Change in net assets from capital transactions	91,252,872		142,172,419	36,976,099		92,721,801

Change in net assets	91,426,799		162,859,602	35,576,590		100,265,449
Net Assets:
Beginning of period	258,528,604		95,669,002	190,623,503		90,358,054

End of period	$349,955,403		$258,528,604	$226,200,093		$190,623,503

(a)	On April 30, 2004, the existing share Class of the Funds’ was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore GVIT		Gartmore GVIT
	U.S. Growth Leaders Fund		Global Utilities Fund

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(223,718)	$(167,477)	$114,139	$78,111
Net realized gains (losses) on investment and foreign currency transactions	2,991,239	8,136,339	1,380,791	10,415
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,877,761)	4,162,076	(965,894)	1,314,079

Change in net assets resulting from operations	889,760	12,130,938	529,036	1,402,605

Distributions to Class I shareholders from:
Net investment income	—	—	(7,620)	(3,939)
Net realized gains on investments	(239,931)	(416,890)	—	—
Distributions to Class II shareholders from:
Net investment income	—	—	(5,098)	(2,379)
Net realized gains on investments	(276,023)	(262,488)	—	—
Distributions to Class III shareholders from:
Net investment income	—	—	(52,110)	(31,006)
Net realized gains on investments	(1,806,676)	(3,599,512)	—	—

Change in net assets from shareholder distributions	(2,322,630)	(4,278,890)	(64,828)	(37,324)

Change in net assets from capital transactions	(12,418,942)	50,429,903	1,325,168	4,144,182

Change in net assets	(13,851,812)	58,281,951	1,789,376	5,509,463
Net Assets:
Beginning of period	65,259,342	6,977,391	9,249,008	3,739,545

End of period	$51,407,530	$65,259,342	$11,038,384	$9,249,008

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

	Gartmore GVIT		Gartmore GVIT
	Global Financial Services Fund		Developing Markets Fund

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003 (a)

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$214,319	$145,281	$709,955	$766,187
Net realized gains (losses) on investment and foreign currency transactions	1,190,535	1,912,292	24,876,118	13,886,911
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,035,552)	1,343,429	(32,536,689)	36,982,971

Change in net assets resulting from operations	369,302	3,401,002	(6,950,616)	51,636,069

Distributions to Class I shareholders from:
Net investment income	(23,353)	(12,436)	—	—
Net realized gains on investments	(33,528)	(293,901)	—	—
Distributions to Class II shareholders from:
Net investment income	(11,658)	(2,984)	(571,824)	(77,018)
Net realized gains on investments	(20,300)	(79,225)	—	—
Distributions to Class III shareholders from:
Net investment income	(128,235)	(46,221)	—	—
Net realized gains on investments	(186,450)	(1,105,844)	—	—

Change in net assets from shareholder distributions	(403,524)	(1,540,611)	(571,824)	(77,018)

Change in net assets from capital transactions	8,846,495	7,581,144	(30,843,720)	38,720,555

Change in net assets	8,812,273	9,441,535	(38,366,160)	90,279,606
Net Assets:
Beginning of period	15,668,413	6,226,878	165,600,584	75,320,978

End of period	$24,480,686	$15,668,413	$127,234,424	$165,600,584

(a)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Nationwide Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Net		Value,
	Beginning	Income	on	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period

Class I Shares
Year Ended December 31, 1999	$18.40	0.12	1.13	1.25	(0.12)	(0.72)	(0.84)	$18.81
Year Ended December 31, 2000	$18.81	0.12	(0.47)	(0.35)	(0.12)	(6.70)	(6.82)	$11.64
Year Ended December 31, 2001 (c)	$11.64	0.08	(1.46)	(1.38)	(0.08)	(0.29)	(0.37)	$9.89
Year Ended December 31, 2002	$9.89	0.08	(1.79)	(1.71)	(0.08)	—	(0.08)	$8.10
Year Ended December 31, 2003	$8.10	0.08	2.14	2.22	(0.05)	—	(0.05)	$10.27
Six Months Ended June 30, 2004 (Unaudited)	$10.27	0.03	0.19	0.22	(0.05)	—	(0.05)	$10.44
Class II Shares
Period Ended December 31, 2002 (d)	$8.68	0.04	(0.57)	(0.53)	(0.05)	—	(0.05)	$8.10
Year Ended December 31, 2003	$8.10	0.05	2.15	2.20	(0.04)	—	(0.04)	$10.26
Six Months Ended June 30, 2004 (Unaudited)	$10.26	0.01	0.19	0.20	(0.04)	—	(0.04)	$10.42
Class III Shares
Period Ended December 31, 2002 (e)	$9.78	0.05	(1.65)	(1.60)	(0.07)	—	(0.07)	$8.11
Year Ended December 31, 2003	$8.11	0.09	2.13	2.22	(0.05)	—	(0.05)	$10.28
Six Months Ended June 30, 2004 (Unaudited)	$10.28	0.03	0.19	0.22	(0.05)	—	(0.05)	$10.45
Class IV Shares
Period Ended December 31, 2003 (f)	$8.30	0.05	1.95	2.00	(0.03)	—	(0.03)	$10.27
Six Months Ended June 30, 2004 (Unaudited)	$10.27	0.03	0.19	0.22	(0.05)	—	(0.05)	$10.44

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	6.94%		$2,419,737	0.72%		0.64%			(i)		(i)	29.95%
Year Ended December 31, 2000	(2.12%)		$2,014,759	0.78%		0.63%		0.81%		0.60%		148.28%
Year Ended December 31, 2001 (c)	(11.82%)		$1,677,316	0.78%		0.77%		0.82%		0.73%		58.36%
Year Ended December 31, 2002	(17.35%)		$1,252,686	0.83%		0.84%		0.84%		0.83%		33.25%
Year Ended December 31, 2003	27.51%		$1,459,917	0.83%		0.83%			(i)		(i)	129.01%
Six Months Ended June 30, 2004 (Unaudited)	2.18	%(g)	$1,404,697	0.84	%(h)	0.58	%(h)		(i)		(i)	57.96%
Class II Shares
Period Ended December 31, 2002 (d)	(6.14	%)(g)	$765	1.07	%(h)	1.03	%(h)		(i)		(i)	33.25%
Year Ended December 31, 2003	27.23%		$5,570	1.08%		0.60%			(i)		(i)	129.01%
Six Months Ended June 30, 2004 (Unaudited)	1.97	%(g)	$8,463	1.09	%(h)	0.34	%(h)		(i)		(i)	57.96%
Class III Shares
Period Ended December 31, 2002 (e)	(16.38	%)(g)	$399	0.72	%(h)	1.07	%(h)		(i)		(i)	33.25%
Year Ended December 31, 2003	27.48%		$870	0.83%		0.83%			(i)		(i)	129.01%
Six Months Ended June 30, 2004 (Unaudited)	2.17	%(g)	$740	0.84	%(h)	0.54	%(h)		(i)		(i)	57.96%
Class IV Shares
Period Ended December 31, 2003 (f)	24.17	%(g)	$169,690	0.83	%(h)	0.85	%(h)		(i)		(i)	129.01%
Six Months Ended June 30, 2004 (Unaudited)	2.18	%(g)	$164,975	0.84	%(h)	0.57	%(h)		(i)		(i)	57.96%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(e)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	Not annualized.
(h)	Annualized.
(i)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Growth Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized
	Net Asset	Net	Gains	Total
	Value,	Investment	(Losses)	from	Net	Net	Tax
	Beginning	Income	on	Investment	Investment	Realized	Return of	Total
	of Period	(Loss)	Investments	Activities	Income	Gains	Capital	Distributions

Class I Shares
Year Ended December 31, 1999	$26.59	0.17	0.92	1.09	(0.17)	(1.60)	(0.20)	(1.97)
Year Ended December 31, 2000	$25.71	(0.01)	(6.76)	(6.77)	(0.04)	(4.22)	—	(4.26)
Year Ended December 31, 2001 (c)	$14.68	(0.01)	(4.12)	(4.13)	—	—	—	—
Year Ended December 31, 2002	$10.55	—	(3.03)	(3.03)	—	—	—	—
Year Ended December 31, 2003	$7.52	0.01	2.45	2.46	(e )	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$9.98	—	0.27	0.27	(0.01)	—	—	(0.01)
Class IV Shares
Period Ended December 31, 2003 (d)	$7.90	—	2.08	2.08	(e )	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$9.98	—	0.27	0.27	(0.01)	—	—	(0.01)

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data

											Ratio of
											Net
											Investment
							Ratio of		Ratio of		Income
							Net		Expenses		(Loss)
					Ratio of		Investment		(Prior to		(Prior to
	Net			Net	Expenses		Income		Reimburse-		Reimburse-
	Asset			Assets at	to		(Loss) to		ments) to		ments) to
	Value,			End of	Average		Average		Average		Average		Portfolio
	End of	Total		Period	Net		Net		Net		Net		Turnover
	Period	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	$25.71	4.28%		$1,067,839	0.74%		0.62%			(h)		(h)	24.70%
Year Ended December 31, 2000	$14.68	(26.53%)		$606,599	0.80%		(0.07%)		0.83%		(0.10%)		205.34%
Year Ended December 31, 2001 (c)	$10.55	(28.13%)		$352,147	0.80%		(0.10%)		0.85%		(0.15%)		227.28%
Year Ended December 31, 2002	$7.52	(28.72%)		$201,689	0.85%		(0.03%)		0.85%		(0.03%)		231.69%
Year Ended December 31, 2003	$9.98	32.74%		$244,671	0.84%		0.09%			(h)		(h)	293.58%
Six Months Ended June 30, 2004 (Unaudited)	$10.24	2.66	%(f)	$232,602	0.85	%(g)	(0.05	%)(g)		(h)		(h)	151.96%
Class IV Shares
Period Ended December 31, 2003 (d)	$9.98	26.37	%(f)	$34,090	0.84	%(g)	0.10	%(g)		(h)		(h)	293.58%
Six Months Ended June 30, 2004 (Unaudited)	$10.24	2.67	%(f)	$37,734	0.85	%(g)	(0.05	%)(g)		(h)		(h)	151.96%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(e)	The amount is less than $0.005 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Government Bond Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Net		Value,
	Beginning	Income	on	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period

Class I Shares
Year Ended December 31, 1999	$11.69	0.61	(0.88)	(0.27)	(0.61)	(0.02)	(0.63)	$10.79
Year Ended December 31, 2000	$10.79	0.66	0.65	1.31	(0.66)	—	(0.66)	$11.44
Year Ended December 31, 2001 (c)	$11.44	0.58	0.24	0.82	(0.58)	(0.02)	(0.60)	$11.66
Year Ended December 31, 2002	$11.66	0.53	0.72	1.25	(0.53)	(0.10)	(0.63)	$12.28
Year Ended December 31, 2003 (d)	$12.28	0.50	(0.25)	0.25	(0.38)	(0.02)	(0.40)	$12.13
Six Months Ended June 30, 2004 (Unaudited)	$12.13	0.25	(0.25)	—	(0.42)	(0.24)	(0.66)	$11.47
Class II Shares
Period Ended December 31, 2002 (e)	$11.88	0.18	0.55	0.73	(0.26)	(0.09)	(0.35)	$12.26
Year Ended December 31, 2003 (d)	$12.26	0.47	(0.25)	0.22	(0.36)	(0.02)	(0.38)	$12.10
Six Months Ended June 30, 2004 (Unaudited)	$12.10	0.24	(0.25)	(0.01)	(0.41)	(0.24)	(0.65)	$11.44
Class III Shares
Period Ended December 31, 2002 (f)	$11.75	0.36	0.67	1.03	(0.41)	(0.10)	(0.51)	$12.27
Year Ended December 31, 2003 (d)	$12.27	0.50	(0.24)	0.26	(0.37)	(0.02)	(0.39)	$12.14
Six Months Ended June 30, 2004 (Unaudited) (d)	$12.14	0.23	(0.23)	—	(0.42)	(0.24)	(0.66)	$11.48
Class IV Shares
Period Ended December 31, 2003 (g)	$12.29	0.34	(0.24)	0.10	(0.26)	—	(0.26)	$12.13
Six Months Ended June 30, 2004 (Unaudited)	$12.13	0.24	(0.24)	—	(0.42)	(0.24)	(0.66)	$11.47

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/ Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	(2.35%	)	$769,957	0.65%		5.41%		(j	)	(j	)	51.61%
Year Ended December 31, 2000	12.54%		$867,139	0.66%		6.00%		0.73%		5.93%		75.91%
Year Ended December 31, 2001 (c)	7.25%		$1,301,828	0.66%		5.21%		0.73%		5.14%		55.80%
Year Ended December 31, 2002	10.98%		$1,982,676	0.73%		4.53%		0.73%		4.53%		49.00%
Year Ended December 31, 2003 (d)	2.00%		$1,488,089	0.73%		4.12%		(j	)	(j	)	40.46%
Six Months Ended June 30, 2004 (Unaudited)	(0.08%	)(h)	$1,288,340	0.73%	(i)	3.88%	(i)	(j	)	(j	)	28.32%
Class II Shares
Period Ended December 31, 2002 (e)	6.16%	(h)	$10,111	0.97%	(i)	3.93%	(i)	(j	)	(j	)	49.00%
Year Ended December 31, 2003 (d)	1.77%		$20,998	0.98%		3.85%		(j	)	(j	)	40.46%
Six Months Ended June 30, 2004 (Unaudited)	(0.21%	)(h)	$18,075	0.98%	(i)	3.63%	(i)	(j	)	(j	)	28.32%
Class III Shares
Period Ended December 31, 2002 (f)	8.84%	(h)	$7,625	0.73%	(i)	4.12%	(i)	(j	)	(j	)	49.00%
Year Ended December 31, 2003 (d)	2.11%		$4,369	0.73%		4.10%		(j	)	(j	)	40.46%
Six Months Ended June 30, 2004 (Unaudited) (d)	(0.08%	)(h)	$5,344	0.73%	(i)	3.87%	(i)	(j	)	(j	)	28.32%
Class IV Shares
Period Ended December 31, 2003 (g)	0.84%	(h)	$43,244	0.70%	(i)	4.07%	(i)	(j	)	(j	)	40.46%
Six Months Ended June 30, 2004 (Unaudited)	(0.08%	)(h)	$42,121	0.73%	(i)	3.88%	(i)	(j	)	(j	)	28.32%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	Net investment income (loss) is calculated based average shares outstanding during the period.
(e)	For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	Not annualized.
(i)	Annualized.
(j)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

GVIT Small Company Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Net		Value,
	Beginning	Income	on	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period

Class I Shares
Year Ended December 31, 1999	$16.01	(0.03)	7.03	7.00	—	(0.89)	(0.89)	$22.12
Year Ended December 31, 2000	$22.12	0.02	1.91	1.93	(0.01)	(4.04)	(4.05)	$20.00
Year Ended December 31, 2001 (b)	$20.00	—	(1.34)	(1.34)	(0.02)	—	(0.02)	$18.64
Year Ended December 31, 2002	$18.64	(0.07)	(3.16)	(3.23)	—	—	—	$15.41
Year Ended December 31, 2003	$15.41	(0.07)	6.39	6.32	—	—	—	$21.73
Six Months Ended June 30, 2004 (Unaudited)	$21.73	(0.01)	1.49	1.48	—	—	—	$23.21
Class II Shares
Period Ended December 31, 2002 (c)	$18.70	(0.03)	(3.28)	(3.31)	—	—	—	$15.39
Year Ended December 31, 2003	$15.39	(0.12)	6.37	6.25	—	—	—	$21.64
Six Months Ended June 30, 2004 (Unaudited)	$21.64	(0.02)	1.47	1.45	—	—	—	$23.09
Class III Shares
Period Ended December 31, 2002 (d)	$17.48	(0.01)	(2.05)	(2.06)	—	—	—	$15.42
Year Ended December 31, 2003	$15.42	(0.08)	6.40	6.32	—	—	—	$21.74
Six Months Ended June 30, 2004 (Unaudited)	$21.74	(0.01)	1.50	1.49	—	—	—	$23.23
Class IV Shares
Period Ended December 31, 2003 (e)	$15.61	(0.05)	6.17	6.12	—	—	—	$21.73
Six Months Ended June 30, 2004 (Unaudited)	$21.73	(0.01)	1.49	1.48	—	—	—	$23.21

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

						Ratio of
						Net
				Ratio of		Investment
			Net	Expenses		Income
			Assets at	to		(Loss) to
			End of	Average		Average		Portfolio
	Total		Period	Net		Net		Turnover
	Return		(000s)	Assets		Assets		(a)

Class I Shares
Year Ended December 31, 1999	44.02%		$542,537	1.15%		(0.16%	)	134.74%
Year Ended December 31, 2000	8.90%		$790,607	1.21%		0.06%		163.66%
Year Ended December 31, 2001 (b)	(6.70%	)	$743,468	1.20%		0.02%		135.90%
Year Ended December 31, 2002	(17.33%	)	$561,836	1.18%		(0.33%	)	92.59%
Year Ended December 31, 2003	41.01%		$760,078	1.17%		(0.37%	)	93.72%
Six Months Ended June 30, 2004 (Unaudited)	6.81%	(f)	$768,929	1.17%	(g)	(0.11%	)(g)	86.61%
Class II Shares
Period Ended December 31, 2002 (c)	(17.70%	)(f)	$2,325	1.44%	(g)	(0.54%	)(g)	92.59%
Year Ended December 31, 2003	40.61%		$18,345	1.42%		(0.63%	)	93.72%
Six Months Ended June 30, 2004 (Unaudited)	6.70%	(f)	$36,703	1.42%	(g)	(0.30%	)(g)	86.61%
Class III Shares
Period Ended December 31, 2002 (d)	(11.78%	)(f)	$51	1.15%	(g)	(0.25%	)(g)	92.59%
Year Ended December 31, 2003	40.99%		$1,199	1.17%		(0.39%	)	93.72%
Six Months Ended June 30, 2004 (Unaudited)	6.85%	(f)	$1,706	1.17%	(g)	(0.07%	)(g)	86.61%
Class IV Shares
Period Ended December 31, 2003 (e)	39.21%	(f)	$48,252	1.16%	(g)	(0.36%	)(g)	93.72%
Six Months Ended June 30, 2004 (Unaudited)	6.81%	(f)	$43,110	1.17%	(g)	(0.12%	)(g)	86.61%

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c)	For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(d)	For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	Not annualized.
(g)	Annualized.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Money Market Fund

		Investment Activities				Distributions

								Net
	Net Asset	Net		Total				Asset
	Value,	Investment		from		Net		Value,
	Beginning	Income		Investment		Investment	Total	End of	Total
	of Period	(Loss)		Activities		Income	Distributions	Period	Return

Class I Shares
Year Ended December 31, 1999	$1.00	0.05		0.05		(0.05)	(0.05)	$1.00	4.81%
Year Ended December 31, 2000	$1.00	0.06		0.06		(0.06)	(0.06)	$1.00	6.03%
Year Ended December 31, 2001 (b)	$1.00	0.04		0.04		(0.04)	(0.04)	$1.00	3.60%
Year Ended December 31, 2002	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	1.21%
Year Ended December 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.63%
Six Months Ended June 30, 2004 (Unaudited)	$1.00	—		—		(e )	(e )	$1.00	0.25%	(f)
Class IV Shares
Period Ended December 31, 2003 (c)	$1.00	(e	)	(e	)	(e )	(e )	$1.00	0.46%	(f)
Six Months Ended June 30, 2004 (Unaudited)	$1.00	—		—		(e )	(e )	$1.00	0.31%	(f)
Class V Shares
Period Ended December 31, 2002 (d)	$1.00	(e	)	(e	)	(e )	(e )	$1.00	0.22%	(f)
Year Ended December 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.71%
Six Months Ended June 30, 2004 (Unaudited)	$1.00	—		—		(e )	(e )	$1.00	0.29%	(f)
[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average
	Period	Net		Net		Net		Net
	(000s)	Assets		Assets		Assets (a)		Assets (a)

Class I Shares
Year Ended December 31, 1999	$2,127,500	0.54%		4.77%		(h	)	(h	)
Year Ended December 31, 2000	$1,982,922	0.55%		5.87%		0.61%		5.81%
Year Ended December 31, 2001 (b)	$2,869,354	0.55%		3.41%		0.61%		3.35%
Year Ended December 31, 2002	$2,436,783	0.62%		1.21%		0.62%		1.21%
Year Ended December 31, 2003	$1,573,895	0.63%		0.63%		(h	)	(h	)
Six Months Ended June 30, 2004 (Unaudited)	$1,551,494	0.63%	(g)	0.50%	(g)	(h	)	(h	)
Class IV Shares
Period Ended December 31, 2003 (c)	$103,515	0.50%	(g)	0.67%	(g)	0.63%	(g)	0.55%	(g)
Six Months Ended June 30, 2004 (Unaudited)	$94,193	0.50%	(g)	0.62%	(g)	0.63%	(g)	0.50%	(g)
Class V Shares
Period Ended December 31, 2002 (d)	$324,950	0.56%	(g)	1.11%	(g)	(h	)	(h	)
Year Ended December 31, 2003	$365,299	0.55%		0.70%		(h	)	(h	)
Six Months Ended June 30, 2004 (Unaudited)	$370,233	0.55%	(g)	0.57%	(g)	(h	)	(h	)

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d)	For the period from October 31, 2002 (commencement of operations) through December 31, 2002.
(e)	The amount is less than $0.005.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

GVIT Money Market Fund II

		Investment Activities				Distributions

										Net
	Net Asset	Net		Total						Asset
	Value,	Investment		from		Net				Value,
	Beginning	Income		Investment		Investment		Total		End of	Total
	of Period	(Loss)		Activities		Income		Distributions		Period	Return

Period Ended December 31, 2001 (b)	$1.00	(c	)	(c	)	(c	)	(c	)	$1.00	0.24%	(d)
Year Ended December 31, 2002	$1.00	0.01		0.01		(0.01)		(0.01)		$1.00	0.70%
Year Ended December 31, 2003	$1.00	(c	)	(c	)	(c	)	(c	)	$1.00	0.18%
Six Months Ended June 30, 2004 (Unaudited)	$1.00	—		—		(c	)	(c	)	$1.00	0.05%	(d)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average
	Period	Net		Net		Net		Net
	(000s)	Assets		Assets		Assets (a)		Assets (a)

Period Ended December 31, 2001 (b)	$37,411	1.30%	(e)	0.93%	(e)	1.45%	(e)	0.78%	(e)
Year Ended December 31, 2002	$110,041	0.99%		0.66%		0.99%		0.66%
Year Ended December 31, 2003	$147,736	0.95%		0.17%		0.99%		0.13%
Six Months Ended June 30, 2004 (Unaudited)	$219,675	0.92%	(e)	0.10%	(e)	0.98%	(e)	0.04%	(e)

________________________________________________________________________________

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(c)	The amount is less than $0.005.
(d)	Not annualized.
(e)	Annualized.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

JP Morgan GVIT Balanced Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized				Net
	Net Asset	Net	Gains	Total			Asset
	Value,	Investment	(Losses)	from	Net		Value,
	Beginning	Income	on	Investment	Investment	Total	End of	Total
	of Period	(Loss)	Investments	Activities	Income	Distributions	Period	Return

Class I Shares
Year Ended December 31, 1999	$10.58	0.37	(0.28)	0.09	(0.36)	(0.36)	$10.31	0.87%
Year Ended December 31, 2000	$10.31	0.28	(0.30)	(0.02)	(0.29)	(0.29)	$10.00	(0.35%	)
Year Ended December 31, 2001 (c)	$10.00	0.22	(0.60)	(0.38)	(0.22)	(0.22)	$9.40	(3.77%	)
Year Ended December 31, 2002	$9.40	0.19	(1.34)	(1.15)	(0.19)	(0.19)	$8.06	(12.31%	)
Year Ended December 31, 2003	$8.06	0.15	1.32	1.47	(0.15)	(0.15)	$9.38	18.41%
Six Months Ended June 30, 2004 (Unaudited)	$9.38	0.08	0.07	0.15	(0.08)	(0.08)	$9.45	1.62%	(e)
Class IV Shares
Period Ended December 31, 2003 (d)	$8.23	0.11	1.16	1.27	(0.12)	(0.12)	$9.38	15.47%	(e)
Six Months Ended June 30, 2004 (Unaudited)	$9.38	0.08	0.08	0.16	(0.08)	(0.08)	$9.46	1.74%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average		Portfolio
	Period	Net		Net		Net		Net		Turnover
	(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	$78,157	0.90%		3.68%		1.00%		3.58%		103.69%
Year Ended December 31, 2000	$112,577	0.90%		2.86%		1.07%		2.69%		252.43%
Year Ended December 31, 2001 (c)	$149,875	0.90%		2.34%		1.03%		2.21%		181.89%
Year Ended December 31, 2002	$147,289	0.99%		2.22%		1.00%		2.21%		297.08%
Year Ended December 31, 2003	$182,056	0.98%		1.80%		(g	)	(g	)	310.16%
Six Months Ended June 30, 2004 (Unaudited)	$180,285	0.97%	(f)	1.73%	(f)	(g	)	(g	)	143.75%
Class IV Shares
Period Ended December 31, 2003 (d)	$50,811	0.91%	(f)	1.79%	(f)	0.96%	(f)	1.74%	(f)	310.16%
Six Months Ended June 30, 2004 (Unaudited)	$50,342	0.91%	(f)	1.79%	(f)	0.97%	(f)	1.73%	(f)	143.75%

________________________________________________________________________________

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Mid Cap Growth Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Net		Value,
	Beginning	Income	on	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period

Class I Shares
Period Ended December 31, 2003 (c)	$16.53	(0.07)	4.99	4.92	—	—	—	$21.45
Six Months Ended June 30, 2004 (Unaudited)	$21.45	(0.05)	1.44	1.39	—	—	—	$22.84
Class II Shares
Period Ended December 31, 2003 (c)	$16.77	(0.03)	4.69	4.66	—	—	—	$21.43
Six Months Ended June 30, 2004 (Unaudited)	$21.43	(0.05)	1.42	1.37	—	—	—	$22.80
Class III Shares
Period Ended December 31, 2003 (c)	$16.53	(0.03)	4.98	4.95	—	—	—	$21.48
Six Months Ended June 30, 2004 (Unaudited)	$21.48	(0.05)	1.43	1.38	—	—	—	$22.86
Class IV Shares (d)
Year Ended December 31, 1999	$21.91	0.11	2.89	3.00	(0.11)	(2.83)	(2.94)	$21.97
Year Ended December 31, 2000	$21.97	0.18	7.48	7.66	(0.11)	(1.81)	(1.92)	$27.71
Year Ended December 31, 2001	$27.71	(0.07)	(1.00)	(1.07)	(0.18)	(6.45)	(6.63)	$20.01
Year Ended December 31, 2002	$20.01	(0.11)	(4.35)	(4.46)	—	(0.09)	(0.09)	$15.46
Year Ended December 31, 2003	$15.46	(0.10)	6.10	6.00	—	—	—	$21.46
Six Months Ended June 30, 2004 (Unaudited)	$21.46	(0.05)	1.44	1.39	—	—	—	$22.85

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2003 (c)	29.76%	(e)	$137,837	0.98%	(f)	(0.49%	)(f)	(g	)	(g	)	109.73%
Six Months Ended June 30, 2004 (Unaudited)	6.48%	(e)	$135,415	0.98%	(f)	(0.48%	)(f)	(g	)	(g	)	38.31%
Class II Shares
Period Ended December 31, 2003 (c)	27.79%	(e)	$2,388	1.17%	(f)	(0.64%	)(f)	(g	)	(g	)	109.73%
Six Months Ended June 30, 2004 (Unaudited)	6.39%	(e)	$8,782	1.08%	(f)	(0.58%	)(f)	(g	)	(g	)	38.31%
Class III Shares
Period Ended December 31, 2003 (c)	29.95%	(e)	$628	0.98%	(f)	(0.48%	)(f)	(g	)	(g	)	109.73%
Six Months Ended June 30, 2004 (Unaudited)	6.42%	(e)	$959	0.98%	(f)	(0.47%	)(f)	(g	)	(g	)	38.31%
Class IV Shares (d)
Year Ended December 31, 1999	15.96%		$62,513	0.57%		0.59%		0.57%		0.59%		46.00%
Year Ended December 31, 2000	38.24%		$98,969	0.53%		0.81%		0.53%		0.81%		68.00%
Year Ended December 31, 2001	(3.36%	)	$98,214	0.92%		(0.37%	)	1.01%		(0.46%	)	135.00%
Year Ended December 31, 2002	(22.38%	)	$70,669	0.95%		(0.61%	)	1.00%		(0.66%	)	64.00%
Year Ended December 31, 2003	38.81%		$89,413	0.95%		(0.51%	)	1.02%		(0.58%	)	109.73%
Six Months Ended June 30, 2004 (Unaudited)	6.48%	(e)	$93,023	0.95%	(f)	(0.45%	)(f)	0.98%	(f)	(0.48%	)(f)	38.31%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d)	The Gartmore Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Comstock GVIT Value Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Net		Value,
	Beginning	Income	on	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period

Class I Shares
Year Ended December 31, 1999	$11.47	0.05	2.06	2.11	(0.04)	(0.01)	(0.05)	$13.53
Year Ended December 31, 2000	$13.53	0.12	(1.54)	(1.42)	(0.12)	—	(0.12)	$11.99
Year Ended December 31, 2001 (c)	$11.99	0.15	(1.61)	(1.46)	(0.15)	—	(0.15)	$10.38
Year Ended December 31, 2002	$10.38	0.12	(2.72)	(2.60)	(0.12)	—	(0.12)	$7.66
Year Ended December 31, 2003	$7.66	0.11	2.28	2.39	(0.11)	—	(0.11)	$9.94
Six Months Ended June 30, 2004 (Unaudited)	$9.94	0.07	0.41	0.48	(0.06)	—	(0.06)	$10.36
Class II Shares
Period Ended December 31, 2003 (d)	$7.47	0.08	2.47	2.55	(0.09)	—	(0.09)	$9.93
Six Months Ended June 30, 2004 (Unaudited)	$9.93	0.05	0.41	0.46	(0.05)	—	(0.05)	$10.34
Class IV Shares
Period Ended December 31, 2003 (e)	$7.76	0.09	2.18	2.27	(0.09)	—	(0.09)	$9.94
Six Months Ended June 30, 2004 (Unaudited)	$9.94	0.07	0.41	0.48	(0.06)	—	(0.06)	$10.36

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net Assets		Net		Turnover
	Return		(000s)	Assets		Assets		(a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	18.49%		$29,189	0.95%		0.43%		1.09%		0.29%		45.16%
Year Ended December 31, 2000	(10.62%	)	$55,951	0.95%		0.96%		1.11%		0.80%		72.32%
Year Ended December 31, 2001 (c)	(12.15%	)	$52,848	0.95%		1.41%		1.09%		1.27%		127.03%
Year Ended December 31, 2002	(25.14%	)	$39,424	1.11%		1.30%		1.11%		1.30%		245.24%
Year Ended December 31, 2003	31.43%		$62,517	0.99%		1.37%		(h	)	(h	)	71.31%
Six Months Ended June 30, 2004 (Unaudited)	4.84%	(f)	$73,991	0.94%	(g)	1.35%	(g)	(h	)	(h	)	10.60%
Class II Shares
Period Ended December 31, 2003 (d)	34.20%	(f)	$6,092	1.20%	(g)	1.27%	(g)	1.31%	(g)	1.16%	(g)	71.31%
Six Months Ended June 30, 2004 (Unaudited)	4.65%	(f)	$15,202	1.20%	(g)	1.16%	(g)	1.29%	(g)	1.07%	(g)	10.60%
Class IV Shares
Period Ended December 31, 2003 (e)	29.38%	(f)	$48,070	0.94%	(g)	1.50%	(g)	(h	)	(h	)	71.31%
Six Months Ended June 30, 2004 (Unaudited)	4.85%	(f)	$51,005	0.92%	(g)	1.36%	(g)	(h	)	(h	)	10.60%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Federated GVIT High Income Bond Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Return		Value,
	Beginning	Income	on	Investment	Investment	of	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Capital	Distributions	Period

Class I Shares
Year Ended December 31, 1999	$10.04	0.83	(0.52)	0.31	(0.83)	—	(0.83)	$9.52
Year Ended December 31, 2000	$9.52	0.89	(1.62)	(0.73)	(0.89)	(0.01)	(0.90)	$7.89
Year Ended December 31, 2001 (c)	$7.89	0.76	(0.45)	0.31	(0.76)	—	(0.76)	$7.44
Year Ended December 31, 2002	$7.44	0.61	(0.38)	0.23	(0.61)	—	(0.61)	$7.06
Year Ended December 31, 2003	$7.06	0.57	0.96	1.53	(0.57)	—	(0.57)	$8.02
Six Months Ended June 30, 2004 (Unaudited)	$8.02	0.30	(0.16)	0.14	(0.30)	—	(0.30)	$7.86

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net Assets		Net		Turnover
	Return		(000s)	Assets		Assets		(a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	3.19%		$64,754	0.95%		8.81%		1.15%		8.61%		22.04%
Year Ended December 31, 2000	(8.28%	)	$78,631	0.95%		10.44%		1.12%		10.27%		18.12%
Year Ended December 31, 2001 (c)	4.22%		$114,022	0.95%		9.96%		1.03%		9.88%		31.64%
Year Ended December 31, 2002	3.23%		$162,733	0.97%		8.82%		0.97%		8.82%		30.59%
Year Ended December 31, 2003	22.27%		$268,336	0.95%		7.74%		(d	)	(d	)	41.30%
Six Months Ended June 30, 2004 (Unaudited)	1.76%	(e)	$251,654	0.93%	(f)	7.55%	(f)	(d	)	(d	)	32.00%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	There were no fee reductions during the period.
(e)	Not Annualized.
(f)	Annualized.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

GVIT Equity 500 Index Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net	Net		Value,
	Beginning	Income	on	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period

Class IV Shares
Period Ended December 31, 2000 (c)	$10.00	0.09	(0.73)	(0.64)	—	—	—	$9.36
Year Ended December 31, 2001	$9.36	0.09	(1.22)	(1.13)	(0.09)	(0.02)	(0.11)	$8.12
Year Ended December 31, 2002	$8.12	0.10	(1.89)	(1.79)	(0.09)	—	(0.09)	$6.24
Year Ended December 31, 2003 (d)	$6.24	0.11	1.63	1.74	(0.13)	—	(0.13)	$7.85
Six Months Ended June 30, 2004 (Unaudited)	$7.85	0.05	0.21	0.26	(0.13)	—	(0.13)	$7.98

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class IV Shares
Period Ended December 31, 2000 (c)	(6.40%	)(e)	$366,338	0.28%	(f)	0.99%	(f)	0.40%	(f)	0.87%	(f)	5.00%
Year Ended December 31, 2001	(12.24%	)	$324,915	0.28%		1.06%		0.53%		0.81%		6.00%
Year Ended December 31, 2002	(22.31%	)	$235,961	0.28%		1.32%		0.50%		1.10%		19.00%
Year Ended December 31, 2003 (d)	28.33%		$281,115	0.28%		1.51%		0.47%		1.32%		2.41%
Six Months Ended June 30, 2004 (Unaudited)	3.34%	(e)	$279,608	0.28%	(f)	1.36%	(f)	0.43%	(f)	1.21%	(f)	1.33%

________________________________________________________________________________

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from February 7, 2000 (commencement of operations) through December 31, 2000.
(d)	The GVIT Equity 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Van Kampen GVIT Multi Sector Bond Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized				Net
	Net Asset		Gains	Total			Asset
	Value,	Net	(Losses)	from	Net		Value,
	Beginning	Investment	on	Investment	Investment	Total	End of	Total
	of Period	Income	Investments	Activities	Income	Distributions	Period	Return

Class I Shares
Year Ended December 31, 1999	$9.82	0.61	(0.47)	0.14	(0.59)	(0.59)	$9.37	1.56%
Year Ended December 31, 2000	$9.37	0.61	(0.10)	0.51	(0.60)	(0.60)	$9.28	5.65%
Year Ended December 31, 2001 (b)	$9.28	0.54	(0.16)	0.38	(0.52)	(0.52)	$9.14	4.19%
Year Ended December 31, 2002	$9.14	0.42	0.22	0.64	(0.50)	(0.50)	$9.28	7.21%
Year Ended December 31, 2003	$9.28	0.36	0.74	1.10	(0.52)	(0.52)	$9.86	12.12%
Six Months Ended June 30, 2004 (Unaudited)	$9.86	0.21	(0.26)	(0.05)	(0.21)	(0.21)	$9.60	(0.52%	)(d)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
						Ratio of		Investment
				Ratio of		Expenses		Income
		Ratio of		Net		(Prior to		(Prior to
	Net	Expenses		Investment		Reimburse-		Reimburse-
	Assets at	to		Income to		ments) to		ments) to
	End of	Average		Average		Average		Average
	Period	Net		Net		Net		Net		Portfolio
	(000s)	Assets		Assets		Assets (a)		Assets (a)		Turnover

Class I Shares
Year Ended December 31, 1999	$72,862	0.90%		7.03%		1.02%		6.91%		242.89%
Year Ended December 31, 2000	$132,227	0.90%		7.07%		1.09%		6.88%		399.03%
Year Ended December 31, 2001 (b)	$177,324	0.90%		5.99%		1.04%		5.85%		340.77%
Year Ended December 31, 2002	$209,280	1.01%		4.61%		1.02%		4.60%		385.94%
Year Ended December 31, 2003	$226,525	1.01%		3.75%		(c	)	(c	)	296.62%
Six Months Ended June 30, 2004 (Unaudited)	$227,728	1.00%	(e)	4.32%	(e)	(c	)	(c	)	111.89%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c)	There were no fee reductions during the period.
(d)	Not annualized.
(e)	Annualized.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

GVIT Small Cap Value Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized				Net
	Net Asset	Net	Gains	Total	Net		Asset
	Value,	Investment	(Losses)	from	Realized		Value,
	Beginning	Income	on	Investment	Gains	Total	End of	Total
	of Period	(Loss)	Investments	Activities	(Losses)	Distributions	Period	Return

Class I Shares
Year Ended December 31, 1999	$9.49	(0.02)	2.38	2.36	(2.13)	(2.13)	$9.72	27.84%
Year Ended December 31, 2000	$9.72	(0.02)	1.06	1.04	(2.06)	(2.06)	$8.70	11.20%
Year Ended December 31, 2001 (c)	$8.70	—	2.44	2.44	(0.78)	(0.78)	$10.36	28.28%
Year Ended December 31, 2002	$10.36	—	(2.78)	(2.78)	(0.21)	(0.21)	$7.37	(27.16%	)
Year Ended December 31, 2003	$7.37	(0.02)	4.21	4.19	—	—	$11.56	56.85%
Six Months Ended June 30, 2004 (Unaudited)	$11.56	(0.01)	0.64	0.63	—	—	$12.19	5.45%	(i)
Class II Shares
Period Ended December 31, 2002 (d)	$10.26	—	(2.68)	(2.68)	(0.21)	(0.21)	$7.37	(26.46%	)(h)
Year Ended December 31, 2003 (e)	$7.37	(0.04)	4.20	4.16	—	—	$11.53	56.45%
Six Months Ended June 30, 2004 (Unaudited)	$11.53	(0.02)	0.63	0.61	—	—	$12.14	5.29%	(i)
Class III Shares
Period Ended December 31, 2002 (f)	$10.48	—	(2.89)	(2.89)	(0.21)	(0.21)	$7.38	(27.88%	)(h)
Year Ended December 31, 2003 (e)	$7.38	(0.01)	4.20	4.19	—	—	$11.57	56.78%
Six Months Ended June 30, 2004 (Unaudited)	$11.57	(0.01)	0.64	0.63	—	—	$12.20	5.45%	(i)
Class IV Shares
Period Ended December 31, 2003 (g)	$7.49	(0.01)	4.08	4.07	—	—	$11.56	54.34%	(h)
Six Months Ended June 30, 2004 (Unaudited)	$11.56	(0.01)	0.64	0.63	—	—	$12.19	5.45%	(i)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average		Portfolio
	Period	Net		Net		Net		Net		Turnover
	(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	$131,929	1.05%		(0.28%	)	1.27%		(0.50%	)	270.26%
Year Ended December 31, 2000	$280,110	1.05%		(0.31%	)	1.20%		(0.46%	)	181.85%
Year Ended December 31, 2001 (c)	$697,860	1.05%		0.04%		1.15%		(0.06%	)	164.87%
Year Ended December 31, 2002	$467,165	1.11%		0.01%		1.11%		0.01%		127.77%
Year Ended December 31, 2003	$715,099	1.11%		(0.18%	)	(j	)	(j	)	126.29%
Six Months Ended June 30, 2004 (Unaudited)	$724,741	1.10%	(h)	(0.14%	)(h)	(j	)	(j	)	78.73%
Class II Shares
Period Ended December 31, 2002 (d)	$1,472	1.32%	(i)	0.13%	(i)	(j	)	(j	)	127.77%
Year Ended December 31, 2003 (e)	$18,446	1.36%		(0.41%	)	(j	)	(j	)	126.29%
Six Months Ended June 30, 2004 (Unaudited)	$32,411	1.35%	(h)	(0.34%	)(h)	(j	)	(j	)	78.73%
Class III Shares
Period Ended December 31, 2002 (f)	$63	1.07%	(i)	0.60%	(i)	(j	)	(j	)	127.77%
Year Ended December 31, 2003 (e)	$2,568	1.11%		(0.13%	)	(j	)	(j	)	126.29%
Six Months Ended June 30, 2004 (Unaudited)	$2,499	1.10%	(h)	(0.12%	)(h)	(j	)	(j	)	78.73%
Class IV Shares
Period Ended December 31, 2003 (g)	$53,826	1.10%	(i)	(0.18%	)(i)	(j	)	(j	)	126.29%
Six Months Ended June 30, 2004 (Unaudited)	$55,480	1.10%	(h)	(0.13%	)(h)	(j	)	(j	)	78.73%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)	Annualized.
(i)	Not annualized.
(j)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

GVIT Small Cap Growth Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized				Net
	Net Asset	Net	Gains	Total	Net		Asset
	Value,	Investment	(Losses)	from	Realized		Value,
	Beginning	Income	on	Investment	Gains	Total	End of	Total
	of Period	(Loss)	Investments	Activities	(Losses)	Distributions	Period	Return

Class I Shares
Period Ended December 31, 1999 (c)	$10.00	(0.01)	10.48	10.47	(0.78)	(0.78)	$19.69	105.01%	(g)
Year Ended December 31, 2000	$19.69	(0.02)	(3.10)	(3.12)	(0.33)	(0.33)	$16.24	(16.17%	)
Year Ended December 31, 2001 (d)	$16.24	(0.07)	(1.69)	(1.76)	—	—	$14.48	(10.84%	)
Year Ended December 31, 2002	$14.48	(0.11)	(4.71)	(4.82)	—	—	$9.66	(33.29%	)
Year Ended December 31, 2003	$9.66	(0.11)	3.42	3.31	—	—	$12.97	34.27%
Six Months Ended June 30, 2004 (Unaudited)	$12.97	(0.06)	0.51	0.45	—	—	$13.42	3.47%	(g)
Class II Shares
Period Ended December 31, 2002 (e)	$13.59	(0.04)	(3.92)	(3.96)	—	—	$9.63	(29.14%	)(g)
Year Ended December 31, 2003	$9.63	(0.09)	3.37	3.28	—	—	$12.91	34.06%
Six Months Ended June 30, 2004 (Unaudited)	$12.91	(0.06)	0.49	0.43	—	—	$13.34	3.33%	(g)
Class III Shares
Period Ended December 31, 2002 (f)	$10.95	(0.04)	(1.29)	(1.33)	—	—	$9.62	(12.15%	)(g)
Year Ended December 31, 2003	$9.62	(0.05)	3.33	3.28	—	—	$12.90	34.10%
Six Months Ended June 30, 2004 (Unaudited)	$12.90	(0.05)	0.49	0.44	—	—	$13.34	3.41%	(g)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average		Portfolio
	Period	Net		Net		Net		Net		Turnover
	(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 1999 (c)	$19,541	1.30%	(h)	(0.24%	)(h)	3.40%	(h)	(2.34%	)(h)	130.98%
Year Ended December 31, 2000	$93,891	1.30%		(0.22%	)	1.60%		(0.52%	)	182.48%
Year Ended December 31, 2001 (d)	$143,982	1.30%		(0.65%	)	1.43%		(0.78%	)	124.61%
Year Ended December 31, 2002	$100,308	1.35%		(1.03%	)	1.35%		(1.03%	)	165.97%
Year Ended December 31, 2003	$156,978	1.34%		(1.03%	)	(i	)	(i	)	121.69%
Six Months Ended June 30, 2004 (Unaudited)	$145,789	1.19%	(h)	(0.82%	)(h)	(i	)	(i	)	77.31%
Class II Shares
Period Ended December 31, 2002 (e)	$1,652	1.63%	(h)	(1.33%	)(h)	(i	)	(i	)	165.97%
Year Ended December 31, 2003	$8,842	1.59%		(1.29%	)	(i	)	(i	)	121.69%
Six Months Ended June 30, 2004 (Unaudited)	$12,169	1.44%	(h)	(1.08%	)(h)	(i	)	(i	)	77.31%
Class III Shares
Period Ended December 31, 2002 (f)	$17	1.27%	(h)	(0.94%	)(h)	(i	)	(i	)	165.97%
Year Ended December 31, 2003	$978	1.34%		(1.04%	)	(i	)	(i	)	121.69%
Six Months Ended June 30, 2004 (Unaudited)	$981	1.19%	(h)	(0.82%	)(h)	(i	)	(i	)	77.31%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from May 1, 1999 (commencement of operations) through December 31, 1999.
(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e)	For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(g)	Not annualized.
(h)	Annualized.
(i)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Worldwide Leaders Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized
	Net Asset	Net	Gains	Total		Net
	Value,	Investment	(Losses)	from	Net	Realized	Tax
	Beginning	Income	on	Investment	Investment	Gains	Return of	Total
	of Period	(Loss)	Investments	Activities	Income	(Losses)	Capital	Distributions

Class I Shares
Year Ended December 31, 1999	$11.75	0.07	2.60	2.67	(0.05)	(0.48)	—	(0.53)
Year Ended December 31, 2000	$13.89	0.13	(1.81)	(1.68)	(0.11)	(0.44)	(0.01)	(0.56)
Year Ended December 31, 2001 (c)	$11.65	0.07	(2.26)	(2.19)	(0.18)	—	—	(0.18)
Year Ended December 31, 2002	$9.28	(0.04)	(2.29)	(2.33)	(0.08)	—	(0.02)	(0.10)
Year Ended December 31, 2003	$6.85	0.01	2.46	2.47	—	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$9.32	0.06	(0.16)	(0.10)	—	—	—	—
Class III Shares
Period Ended December 31, 2003 (d)	$6.89	(0.01)	2.44	2.43	—	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$9.32	0.05	(0.15)	(0.10)	—	—	—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data

											Ratio of
											Net
											Investment
							Ratio of		Ratio of		Income
							Net		Expenses		(Loss)
					Ratio of		Investment		(Prior to		(Prior to
	Net			Net	Expenses		Income		Reimburse-		Reimburse-
	Asset			Assets at	to		(Loss) to		ments) to		ments) to
	Value,			End of	Average		Average		Average		Average		Portfolio
	End of	Total		Period	Net		Net		Net		Net		Turnover
	Period	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	$13.89	22.92%		$60,840	1.20%		0.31%		1.54%		(0.03%	)	79.22%
Year Ended December 31, 2000	$11.65	(12.32%	)	$81,359	1.20%		1.01%		1.42%		0.79%		184.98%
Year Ended December 31, 2001 (c)	$9.28	(18.81%	)	$70,469	1.20%		0.66%		1.30%		0.56%		128.06%
Year Ended December 31, 2002	$6.85	(25.39%	)	$26,467	1.32%		0.29%		1.32%		0.29%		529.97%
Year Ended December 31, 2003	$9.32	36.06%		$27,624	1.32%		0.30%		(g	)	(g	)	603.34%
Six Months Ended June 30, 2004 (Unaudited)	$9.22	(1.07%	)(e)	$25,255	1.34%	(f)	1.32%	(f)	(g	)	(g	)	255.82%
Class III Shares
Period Ended December 31, 2003 (d)	$9.32	35.27%	(e)	$5,853	1.35%	(f)	(0.31%	)(f)	(g	)	(g	)	603.34%
Six Months Ended June 30, 2004 (Unaudited)	$9.22	(1.07%	)(e)	$7,652	1.34%	(f)	1.34%	(f)	(g	)	(g	)	255.82%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period May 2, 2003 (commencement of operations) through December 31, 2003.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Dreyfus GVIT Mid Cap Index Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total		Net		Asset
	Value,	Investment	(Losses)	from	Net	Realized		Value,
	Beginning	Income	on	Investment	Investment	Gains	Total	End of
	of Period	(Loss)	Investments	Activities	Income	(Losses)	Distributions	Period

Class I Shares
Year Ended December 31, 1999	$10.92	0.05	2.21	2.26	(0.03)	(0.83)	(0.86)	$12.32
Year Ended December 31, 2000	$12.32	0.07	1.79	1.86	(0.09)	(0.54)	(0.63)	$13.55
Year Ended December 31, 2001 (c)	$13.55	0.07	(0.25)	(0.18)	(0.07)	(0.13)	(0.20)	$13.17
Year Ended December 31, 2002	$13.17	0.04	(2.05)	(2.01)	(0.04)	(0.10)	(0.14)	$11.02
Year Ended December 31, 2003	$11.02	0.06	3.75	3.81	(0.06)	(e )	(0.06)	$14.77
Six Months Ended June 30, 2004 (Unaudited)	$14.77	0.04	0.81	0.85	(0.04)	—	(0.04)	$15.58
Class II Shares
Period Ended December 31, 2002 (d)	$13.64	0.02	(2.53)	(2.51)	(0.03)	(0.10)	(0.13)	$11.00
Year Ended December 31, 2003	$11.00	0.03	3.74	3.77	(0.04)	(e )	(0.04)	$14.73
Six Months Ended June 30, 2004 (Unaudited)	$14.73	0.02	0.81	0.83	(0.02)	—	(0.02)	$15.54

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Year Ended December 31, 1999	20.92%		$20,259	1.03%		0.56%		1.74%		(0.15%	)	275.04%
Year Ended December 31, 2000	15.21%		$145,350	0.65%		0.68%		0.90%		0.43%		83.45%
Year Ended December 31, 2001 (c)	(1.30%	)	$257,623	0.65%		0.53%		0.78%		0.40%		28.43%
Year Ended December 31, 2002	(15.30%	)	$285,970	0.74%		0.37%		0.75%		0.36%		27.32%
Year Ended December 31, 2003	34.65%		$432,589	0.74%		0.49%		(h	)	(h	)	11.58%
Six Months Ended June 30, 2004 (Unaudited)	5.74%	(f)	$485,793	0.69%	(g)	0.53%	(g)	(h	)	(h	)	6.66%
Class II Shares
Period Ended December 31, 2002 (d)	(18.44%	)(f)	$1,232	0.96%	(f)	0.25%		(h	)	(h	)	27.32%
Year Ended December 31, 2003	34.30%		$8,049	0.98%		0.27%		(h	)	(h	)	11.58%
Six Months Ended June 30, 2004 (Unaudited)	5.65%	(f)	$11,932	0.88%	(g)	0.35%	(g)	(h	)	(h	)	6.66%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(e)	The amount is less than $0.005.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Global Technology and Communications Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset	Net	Gains	Total				Asset
	Value,	Investment	(Losses)	from	Net			Value,
	Beginning	Income	on	Investment	Realized	Return of	Total	End of	Total
	of Period	(Loss)	Investments	Activities	Gains	Capital	Distributions	Period	Return

Class I Shares
Period Ended December 31, 2000 (c)	$10.00	(0.01)	(2.48)	(2.49)	(0.16)	—	(0.16)	$7.35	(24.96%	)(g)
Year Ended December 31, 2001 (d)	$7.35	(0.03)	(3.11)	(3.14)	—	—	—	$4.21	(42.72%	)
Year Ended December 31, 2002	$4.21	(0.03)	(1.77)	(1.80)	—	(0.02)	(0.02)	$2.39	(42.78%	)
Year Ended December 31, 2003	$2.39	(0.03)	1.35	1.32	—	—	—	$3.71	55.23%
Six Months Ended June 30, 2004 (Unaudited)	$3.71	(0.02)	0.05	0.03	—	—	—	$3.74	0.81%	(g)
Class II Shares
Period Ended December 31, 2003 (e)	$2.45	(0.01)	1.28	1.27	—	—	—	$3.72	51.84%	(g)
Six Months Ended June 30, 2004 (Unaudited)	$3.72	(0.03)	0.05	0.02	—	—	—	$3.74	0.54%	(g)
Class III Shares
Period Ended December 31, 2002 (f)	$3.29	(0.01)	(0.85)	(0.86)	—	(0.02)	(0.02)	$2.41	(26.14%	)(g)
Year Ended December 31, 2003	$2.41	(0.02)	1.35	1.33	—	—	—	$3.74	55.19%
Six Months Ended June 30, 2004 (Unaudited)	$3.74	(0.02)	0.05	0.03	—	—	—	$3.77	0.80%	(g)
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (j)	$3.59	—	0.15	0.15	—	—	—	$3.74	4.18%	(g)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Radio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average		Portfolio
	Period	Net		Net		Net		Net		Turnover
	(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2000 (c)	$12,127	1.35%	(h)	(0.44%	)(h)	2.57%	(h)	(1.66%	)(h)	305.36%
Year Ended December 31, 2001 (d)	$15,585	1.35%		(0.88%	)	2.02%		(1.55%	)	894.05%
Year Ended December 31, 2002	$7,791	1.34%		(0.65%	)	1.39%		(0.70%	)	879.28%
Year Ended December 31, 2003	$15,960	1.24%		(0.94%	)	(i	)	(i	)	1,045.37%
Six Months Ended June 30, 2004 (Unaudited)	$16,341	1.23%	(h)	(0.93%	)(h)	(i	)	(i	)	336.58%
Class II Shares
Period Ended December 31, 2003 (e)	$2,128	1.49%	(h)	(1.27%	)(h)	(i	)	(i	)	1,045.37%
Six Months Ended June 30, 2004 (Unaudited)	$3,381	1.48%	(h)	(1.16%	)(h)	(i	)	(i	)	336.58%
Class III Shares
Period Ended December 31, 2002 (f)	$5,822	1.37%	(h)	(3.49%	)(h)	1.79%		(3.91%	)	879.28%
Year Ended December 31, 2003	$33,398	1.25%		(1.00%	)	(i	)	(i	)	1,045.37%
Six Months Ended June 30, 2004 (Unaudited)	$33,113	1.23%	(h)	(0.93%	)(h)	(i	)	(i	)	336.58%
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (j)	$1,006	1.33%	(h)	(0.97%	)(h)	(i	)	(i	)	336.58%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c)	For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(f)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)	Not annualized.
(h)	Annualized.
(i)	There were no fee reductions during the period.
(j)	For the period from April 28, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Global Health Sciences Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized
	Net Asset	Net		Gains	Total
	Value,	Investment		(Losses)	from	Net	Net
	Beginning	Income	Redemption	on	Investment	Investment	Realized	Total
	of Period	(Loss)	Fees	Investments	Activities	Income	Gains	Distributions

Class I Shares
Period Ended December 31, 2000 (c)	$10.00	—	—	(0.17)	(0.17)	—	—	—
Period Ended December 27, 2001 (d)(e)	$9.38	(0.03)	—	0.39	0.36	(0.02)	—	(0.02)
Period Ended December 31, 2002 (f)	$9.51	(0.02)	0.01	(1.31)	(1.32)	—	—	—
Year Ended December 31, 2003	$8.19	(0.02)	0.01	3.01	3.00	—	(1.23)	(1.23)
Six Months Ended June 30, 2004 (Unaudited)	$9.96	(0.01)	—	0.62	0.61	—	(0.05)	(0.05)
Class II Shares
Period Ended December 31, 2003 (g)	$8.72	(0.01)	0.01	2.46	2.46	—	(1.23)	(1.23)
Six Months Ended June 30, 2004 (Unaudited)	$9.95	(0.03)	—	0.62	0.59	—	(0.05)	(0.05)
Class III Shares
Period Ended December 31, 2001 (e)	$10.17	—	—	(0.03)	(0.03)	—	—	—
Year Ended December 31, 2002	$10.14	(0.03)	0.01	(1.92)	(1.94)	—	—	—
Year Ended December 31, 2003	$8.20	(0.03)	0.01	3.03	3.01	—	(1.23)	(1.23)
Six Months Ended June 30, 2004 (Unaudited)	$9.98	(0.01)	—	0.62	0.61	—	(0.05)	(0.05)
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (k)	$10.70	(0.01)	—	(0.15)	(0.16)	—	—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data

											Ratio of
											Net
											Investment
							Ratio of		Ratio of		Income
							Net		Expenses		(Loss)
					Ratio of		Investment		(Prior to		(Prior to
	Net			Net	Expenses		Income		Reimburse-		Reimburse-
	Asset			Assets at	to		(Loss) to		ments) to		ments) to
	Value,			End of	Average		Average		Average		Average		Portfolio
	End of	Total		Period	Net		Net		Net		Net		Turnover
	Period	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2000 (c)	$9.83	(1.70%	)(h)	$2,458	1.00%	(i)	(1.00%	)(i)	28.69%	(i)	(28.69%	)(i)	0.00%
Period Ended December 27, 2001 (d)(e)	$10.17	3.67%	(h)	$2,549	1.24%	(i)	(0.32%	)(i)	5.51%	(i)	(4.59%	)(i)	892.96%
Period Ended December 31, 2002 (f)	$8.19	(13.88%	)(h)	$370	1.22%	(i)	(0.25%	)(i)	(j	)	(j	)	764.93%
Year Ended December 31, 2003	$9.96	36.69%		$4,434	1.24%		(0.36%	)	(j	)	(j	)	542.89%
Six Months Ended June 30, 2004 (Unaudited)	$10.52	6.14%		$8,180	1.24%	(i)	(0.37%	)(i)	(j	)	(j	)	170.11%
Class II Shares
Period Ended December 31, 2003 (g)	$9.95	28.27%	(h)	$2,232	1.49%	(i)	(0.59%	)(i)	(j	)	(j	)	542.89%
Six Months Ended June 30, 2004 (Unaudited)	$10.49	5.95%	(h)	$3,901	1.49%	(i)	(0.62%	)(i)	(j	)	(j	)	170.11%
Class III Shares
Period Ended December 31, 2001 (e)	$10.14	(0.30%	)(h)	$2,540	1.35%	(i)	(1.13%	)(i)	1.35%	(i)	(1.13%	)(i)	892.96%
Year Ended December 31, 2002	$8.20	19.13%		$11,652	1.23%		(0.37%	)	1.24%		(0.38%	)	764.93%
Year Ended December 31, 2003	$9.98	36.77%		$27,026	1.22%		(0.39%	)	(j	)	(j	)	542.89%
Six Months Ended June 30, 2004 (Unaudited)	$10.54	6.13%	(h)	$45,317	1.25%	(i)	(0.36%	)(i)	(j	)	(j	)	170.11%
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (k)	$10.54	(1.50%	)(h)	$2,657	1.34%	(i)	(0.62%	)(i)	(j	)	(j	)	170.11%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c)	For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e)	Class I shares were exchanged into Class III shares effective December 28, 2001.
(f)	For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)	Not annualized.
(i)	Annualized.

(j)	There were no fee reductions during the period.
(k)	For the period from April 28, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Nationwide Leaders Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized				Net
	Net Asset	Net		Gains	Total			Asset
	Value,	Investment		(Losses)	from	Net		Value,
	Beginning	Income	Redemption	on	Investment	Investment	Total	End of
	of Period	(Loss)	Fees	Investments	Activities	Income	Distributions	Period

Class I Shares
Period Ended December 31, 2002 (c)	$11.20	0.03	0.02	(1.75)	(1.70)	(0.06)	(0.06)	$9.44
Year Ended December 31, 2003	$9.44	0.01	0.01	2.37	2.39	(0.02)	(0.02)	$11.81
Six Months Ended June 30, 2004 (Unaudited)	$11.81	—	0.03	0.48	0.51	—	—	$12.32
Class III Shares
Period Ended December 31, 2001 (d)	$10.00	—	—	0.08	0.08	—	—	$10.08
Year Ended December 31, 2002	$10.08	0.04	0.02	(0.64)	(0.58)	(0.06)	(0.06)	$9.44
Year Ended December 31, 2003	$9.44	0.01	0.01	2.39	2.41	(0.02)	(0.02)	$11.83
Six Months Ended June 30, 2004 (Unaudited)	$11.83	—	0.03	0.48	0.51	—	—	$12.34

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2002 (c)	(15.17%	)(e)	$247	1.12%	(f)	1.03%	(f)	(g	)	(g	)	105.28%
Year Ended December 31, 2003	25.38%		$530	1.14%		0.05%		(g	)	(g	)	244.94%
Six Months Ended June 30, 2004 (Unaudited)	4.32%	(e)	$757	1.17%	(f)	(0.02%	)(f)	(g	)	(g	)	70.79%
Class III Shares
Period Ended December 31, 2001 (d)	0.80%	(e)	$1,008	1.25%	(f)	(0.16%	)(f)	20.55%	(f)	(19.46%	)(f)	0.00%
Year Ended December 31, 2002	(5.78%	)	$8,463	1.15%		0.80%		1.16%		0.79%		105.28%
Year Ended December 31, 2003	25.59%		$8,801	1.13%		0.16%		(g	)	(g	)	244.94%
Six Months Ended June 30, 2004 (Unaudited)	4.31%	(e)	$8,271	1.15%	(f)	0.00%	(f)	(g	)	(g	)	70.79%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c)	For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.
(d)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Emerging Markets Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized				Net
	Net Asset	Net		Gains	Total			Asset
	Value,	Investment		(Losses)	from	Net		Value,
	Beginning	Income	Redemption	on	Investment	Investment	Total	End of
	of Period	(Loss)	Fees	Investments	Activities	Income	Distributions	Period

Class I Shares
Period Ended December 31, 2000 (c)	$10.00	—	—	(2.48)	(2.48)	(0.01)	(0.01)	$7.51
Year Ended December 31, 2001 (d)	$7.51	0.06	—	(0.45)	(0.39)	(0.04)	(0.04)	$7.08
Year Ended December 31, 2002	$7.08	0.05	0.01	(1.14)	(1.08)	(0.01)	(0.01)	$5.99
Year Ended December 31, 2003	$5.99	0.09	0.01	3.80	3.90	(0.05)	(0.05)	$9.84
Six Months Ended June 30, 2004 (Unaudited)	$9.84	0.07	—	(0.18)	(0.11)	(0.01)	(0.08)	$9.65
Class II Shares
Period Ended December 31, 2002 (e)	$7.71	0.01	0.01	(1.73)	(1.71)	(0.01)	(0.01)	$5.99
Year Ended December 31, 2003	$5.99	0.04	0.01	3.81	3.86	(0.03)	(0.03)	$9.82
Six Months Ended June 30, 2004 (Unaudited)	$9.82	0.05	—	(0.18)	(0.13)	—	(0.07)	$9.62
Class III Shares
Period Ended December 31, 2002 (f)	$7.90	0.01	0.01	(1.91)	(1.89)	(0.02)	(0.02)	$5.99
Year Ended December 31, 2003	$5.99	0.06	0.01	3.82	3.89	(0.04)	(0.04)	$9.84
Six Months Ended June 30, 2004 (Unaudited)	$9.84	0.07	—	(0.18)	(0.11)	(0.01)	(0.08)	$9.65
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (j)	$10.11	0.02	—	(0.48)	(0.46)	—	—	$9.65
[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2000 (c)	(24.83	%)(g)	$3,991	1.75	%(h)	(0.21	%)(h)	4.09	%(h)	(2.55	%)(h)	43.33%
Year Ended December 31, 2001 (d)	(5.18%)		$15,974	1.70%		0.57%		2.39%		(0.12%)		140.18%
Year Ended December 31, 2002	(15.23%)		$10,005	1.43%		0.63%			(i)		(i)	219.84%
Year Ended December 31, 2003	65.26%		$16,993	1.39%		1.17%			(i)		(i)	133.49%
Six Months Ended June 30, 2004 (Unaudited)	(1.25	%)(g)	$17,203	1.40	%(h)	1.18	%(h)		(i)		(i)	74.16%
Class II Shares
Period Ended December 31, 2002 (e)	(22.23	%)(g)	$454	1.71	%(h)	0.44	%(h)		(i)		(i)	219.84%
Year Ended December 31, 2003	64.66%		$6,360	1.66%		0.35%			(i)		(i)	133.49%
Six Months Ended June 30, 2004 (Unaudited)	(1.41	%)(g)	$8,607	1.66	%(h)	0.99	%(h)		(i)		(i)	74.16%
Class III Shares
Period Ended December 31, 2002 (f)	(23.99	%)(g)	$11,435	1.39	%(h)	0.61	%(h)		(i)		(i)	219.84%
Year Ended December 31, 2003	65.22%		$46,902	1.42%		0.89%			(i)		(i)	133.49%
Six Months Ended June 30, 2004 (Unaudited)	(1.25	%)(g)	$58,417	1.41	%(h)	1.22	%(h)		(i)		(i)	74.16%
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (j)	(4.55	%)(g)	$2,571	1.52	%(h)	2.15	%(h)		(i)		(i)	74.16%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c)	For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e)	For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(f)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)	Not annualized.
(h)	Annualized.
(i)	There were no fee reductions during the period.
(j)	For the period from April 28, 2004 (commencement of operations) June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT International Growth Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized				Net
	Net Asset	Net		Gains	Total			Asset
	Value,	Investment		(Losses)	from	Net		Value,
	Beginning	Income	Redemption	on	Investment	Investment	Total	End of
	of Period	(Loss)	Fees	Investments	Activities	Income	Distributions	Period

Class I Shares
Period Ended December 31, 2000 (c)	$10.00	(0.01)	—	(1.37)	(1.38)	—	—	$8.62
Year Ended December 31, 2001 (d)	$8.62	0.01	—	(2.47)	(2.46)	(0.02)	(0.02)	$6.14
Year Ended December 31, 2002	$6.14	0.01	0.01	(1.50)	(1.48)	—	—	$4.66
Year Ended December 31, 2003	$4.66	0.07	—	1.59	1.66	—	—	$6.32
Six Months Ended June 30, 2004 (Unaudited)	$6.32	0.05	0.01	(0.11)	(0.05)	—	—	$6.27
Class III Shares
Period Ended December 31, 2002 (e)	$5.95	(0.01)	0.01	(1.28)	(1.28)	—	—	$4.67
Year Ended December 31, 2003	$4.67	0.02	—	1.63	1.65	—	—	$6.32
Six Months Ended June 30, 2004 (Unaudited)	$6.32	0.06	0.01	(0.12)	(0.05)	—	—	$6.27

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2000 (c)	(13.70	%)(f)	$9,239	1.60	%(g)	(0.17	%)(g)	2.88	%(g)	(1.45	%)(g)	93.02%
Year Ended December 31, 2001 (d)	(28.65%)		$9,448	1.58%		0.05%		2.69%		(1.06%)		245.96%
Year Ended December 31, 2002	(24.10%)		$6,859	1.29%		0.53%		1.33%		0.49%		257.38%
Year Ended December 31, 2003	35.62%		$3,678	1.25%		0.83%			(h)		(h)	331.02%
Six Months Ended June 30, 2004 (Unaudited)	(0.79	%)(f)	$3,056	1.30	%(g)	1.59	%(g)		(h)		(h)	142.43%
Class III Shares
Period Ended December 31, 2002 (e)	(21.51	%)(f)	$2,232	1.32	%(g)	0.08	%(g)		(h)		(h)	257.38%
Year Ended December 31, 2003	35.33%		$6,912	1.33%		0.24%			(h)		(h)	331.02%
Six Months Ended June 30, 2004 (Unaudited)	(0.79	%)(f)	$7,328	1.33	%(g)	1.74	%(g)		(h)		(h)	142.43%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c)	For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Dreyfus GVIT International Value Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized
	Net Asset	Net		Gains	Total
	Value,	Investment		(Losses)	from	Net	Net
	Beginning	Income	Redemption	on	Investment	Investment	Realized	Total
	of Period	(Loss)	Fees	Investments	Activities	Income	Gains	Distributions

Class I Shares
Period Ended December 31, 2003 (b)	$9.25	0.02	0.09	3.90	4.01	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$13.26	0.11	0.01	0.88	1.00	(0.27)	—	(0.27)
Class II Shares
Period Ended December 31, 2003 (b)	$9.25	0.01	0.09	3.87	3.98	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$13.22	0.10	0.01	0.87	0.98	(0.25)	—	(0.25)
Class III Shares
Period Ended December 31, 2003 (b)	$9.25	0.05	0.09	3.84	3.98	—	—	—
Six Months Ended June 30, 2004 (Unaudited)	$13.96	0.11	0.01	0.15	0.27	(0.27)	—	(0.27)
Class IV Shares (c)
Year Ended December 31, 1999	$13.85	0.19	—	3.61	3.80	(0.16)	(0.81)	(0.97)
Year Ended December 31, 2000	$16.68	0.17	—	(0.61)	(0.44)	(0.19)	(1.91)	(2.10)
Year Ended December 31, 2001	$14.14	0.12	—	(1.67)	(1.55)	(0.17)	(1.22)	(1.39)
Year Ended December 31, 2002	$11.20	0.18	—	(1.41)	(1.23)	(0.12)	—	(0.12)
Year Ended December 31, 2003	$9.85	0.18	0.09	3.41	3.68	(0.27)	—	(0.27)
Six Months Ended June 30, 2004 (Unaudited)	$13.26	0.17	0.01	0.81	0.99	(0.26)	—	(0.26)
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (f)	$13.63	0.04	0.01	0.42	0.47	(0.12)	—	(0.12)

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data

							Ratio of
							Net
					Ratio of		Investment
	Net			Net	Expenses		Income
	Asset			Assets at	to		(Loss) to
	Value,			End of	Average		Average
	End of	Total		Period	Net		Net		Portfolio
	Period	Return		(000s)	Assets		Assets		Turnover (a)

Class I Shares
Period Ended December 31, 2003 (b)	$13.26	45.08%	(d)	$542	1.20%	(e)	0.56%	(e)	91.20%
Six Months Ended June 30, 2004 (Unaudited)	$13.99	7.57%	(d)	$2,133	0.84%	(e)	3.12%	(e)	21.36%
Class II Shares
Period Ended December 31, 2003 (b)	$13.22	44.64%	(d)	$1,523	1.45%	(e)	0.20%	(e)	91.20%
Six Months Ended June 30, 2004 (Unaudited)	$13.95	7.48%	(d)	$3,479	1.09%	(e)	2.92%	(e)	21.36%
Class III Shares
Period Ended December 31, 2003 (b)	$13.23	44.75%	(d)	$9,620	1.13%	(e)	1.30%	(e)	91.20%
Six Months Ended June 30, 2004 (Unaudited)	$13.96	7.59%	(d)	$31,430	0.84%	(e)	3.01%	(e)	21.36%
Class IV Shares (c)
Year Ended December 31, 1999	$16.68	29.33%		$88,796	0.98%		1.32%		41.00%
Year Ended December 31, 2000	$14.14	(2.75%	)	$78,501	0.95%		1.33%		37.00%
Year Ended December 31, 2001	$11.20	(12.20%	)	$68,746	1.08%		1.04%		36.00%
Year Ended December 31, 2002	$9.85	(11.10%	)	$59,335	1.00%		1.63%		35.00%
Year Ended December 31, 2003	$13.26	38.52%		$77,347	1.12%		1.62%		91.20%
Six Months Ended June 30, 2004 (Unaudited)	$13.99	7.49%	(d)	$77,820	0.99%	(e)	2.42%	(e)	21.36%
Class VI Shares
Period Ended June 30, 2004 (Unaudited) (f)	$13.98	3.46%	(d)	$2,885	1.10%	(e)	3.40%	(e)	21.36%

(a)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(b)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(c)	The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period from April 28, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Investor Destinations Aggressive Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset		Gains	Total				Asset
	Value,	Net	(Losses)	from	Net	Net		Value,
	Beginning	Investment	on	Investment	Investment	Realized	Total	End of
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period

Class II Shares
Period Ended December 31, 2001 (c)	$10.00	0.02	0.11	0.13	(0.02)	—	(0.02)	$10.11
Year Ended December 31, 2002	$10.11	0.09	(1.96)	(1.87)	(0.09)	—	(0.09)	$8.15
Year Ended December 31, 2003	$8.15	0.12	2.46	2.58	(0.12)	(0.12)	(0.24)	$10.49
Six Months Ended June 30, 2004 (d) (Unaudited)	$10.49	0.04	0.37	0.41	(0.04)	(0.10)	(0.14)	$10.76
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$10.52	0.03	0.24	0.27	(0.03)	—	(0.03)	$10.76

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average
	Total		Period	Net		Net		Net		Net		Portfolio
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		Turnover (b)

Class II Shares
Period Ended December 31, 2001 (c)	1.31%	(e)	$506	0.61%	(f)	4.36%	(f)	24.83%	(f)	(19.86%	)(f)	10.90%
Year Ended December 31, 2002	(18.50%	)	$19,493	0.56%		1.41%		(g	)	(g	)	111.74%
Year Ended December 31, 2003	31.87%		$94,500	0.55%		1.60%		(g	)	(g	)	49.13%
Six Months Ended June 30, 2004 (d) (Unaudited)	3.97%	(e)	$213,424	0.55%	(f)	1.05%	(f)	(g	)	(g	)	9.17%
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	2.57%	(e)	$118	0.40%	(f)	9.94%	(f)	(g	)	(g	)	9.17%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.
(h)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset		Gains	Total				Asset
	Value,	Net	(Losses)	from	Net	Net		Value,
	Beginning	Investment	on	Investment	Investment	Realized	Total	End of
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period

Class II Shares
Period Ended December 31, 2001 (c)	$10.00	0.02	0.09	0.11	(0.02)	—	(0.02)	$10.09
Year Ended December 31, 2002	$10.09	0.12	(1.59)	(1.47)	(0.12)	(0.01)	(0.13)	$8.49
Year Ended December 31, 2003	$8.49	0.14	2.10	2.24	(0.13)	—	(0.13)	$10.60
Six Months Ended June 30, 2004 (d) (Unaudited)	$10.60	0.06	0.28	0.34	(0.06)	(0.06)	(0.12)	$10.82
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$10.63	0.04	0.18	0.22	(0.04)	—	(0.04)	$10.81

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
			Net	Ratio of		Investment		(Prior to		(Prior to
			Assets	Expenses		Income		Reimburse-		Reimburse-
			at End	to		(Loss) to		ments) to		ments) to
			of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class II Shares
Period Ended December 31, 2001 (c)	1.12%	(e)	$505	0.61%	(f)	4.56%	(f)	24.85%	(f)	(19.68%	)(f)	11.10%
Year Ended December 31, 2002	(14.59%	)	$71,962	0.56%		1.89%		(g	)	(g	)	43.38%
Year Ended December 31, 2003	26.64%		$290,666	0.56%		1.73%		(g	)	(g	)	22.22%
Six Months Ended June 30, 2004 (d) (Unaudited)	3.21%	(e)	$501,528	0.55%	(f)	1.29%	(f)	(g	)	(g	)	6.24%
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	2.03%	(e)	$352	0.40%	(f)	3.59%	(f)	(g	)	(g	)	6.24%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.
(h)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Investor Destinations Moderate Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset		Gains	Total				Asset
	Value,	Net	(Losses)	from	Net	Net		Value,
	Beginning	Investment	on	Investment	Investment	Realized	Total	End of
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period

Class II Shares
Period Ended December 31, 2001 (c)	$10.00	0.02	0.06	0.08	(0.02)	—	(0.02)	$10.06
Year Ended December 31, 2002	$10.06	0.15	(1.11)	(0.96)	(0.15)	(0.01)	(0.16)	$8.94
Year Ended December 31, 2003	$8.94	0.17	1.60	1.77	(0.17)	—	(0.17)	$10.54
Six Months Ended June 30, 2004 (d) (Unaudited)	$10.54	0.08	0.18	0.26	(0.08)	(0.04)	(0.12)	$10.68
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$10.54	0.05	0.12	0.17	(0.05)	—	(0.05)	$10.66

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
				Ratio		Net		Expenses		(Loss)
			Net	of		Investment		(Prior to		(Prior to
			Assets	Expenses		Income		Reimburse-		Reimburse-
			at End	to		(Loss) to		ments) to		ments) to
			of	Average		Average		Average		Average
	Total		Period	Net		Net		Net		Net		Portfolio
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		Turnover (b)

Class II Shares
Period Ended December 31, 2001 (c)	0.84%	(e)	$504	0.61%	(f)	4.42%	(f)	24.86%	(f)	(19.83	%)(f)	0.74%
Year Ended December 31, 2002	(9.60%	)	$165,555	0.56%		2.41%		(g	)	(g	)	21.58%
Year Ended December 31, 2003	20.05%		$566,916	0.56%		2.01%		(g	)	(g	)	9.90%
Six Months Ended June 30, 2004 (d) (Unaudited)	2.46%	(e)	$853,541	0.55%	(f)	1.59%	(f)	(g	)	(g	)	1.28%
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	1.57%	(e)	$1,137	0.40%	(f)	3.29%	(f)	(g	)	(g	)	1.28%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.
(h)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Investor Destinations Moderately Conservative Fund

		Investment Activities			Distributions

			Net
			Realized
			and
	Net Asset		Unrealized					Net
	Value,		Gains	Total				Asset
	Beginning	Net	(Losses)	from	Net	Net		Value,
	of Period	Investment	on	Investment	Investment	Realized	Total	End of	Total
	Average	Income	Investments	Activities	Income	Gains	Distributions	Period	Return

Class II Shares
Period Ended December 31, 2001 (c)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)	$10.04	0.65%	(e)
Year Ended December 31, 2002	$10.04	0.18	(0.60)	(0.42)	(0.18)	(0.01)	(0.19)	$9.43	(4.15%	)
Year Ended December 31, 2003	$9.43	0.21	1.07	1.28	(0.21)	(0.02)	(0.23)	$10.48	13.70%
Six Months Ended June 30, 2004 (d) (Unaudited)	$10.48	0.10	0.07	0.17	(0.10)	(0.05)	(0.15)	$10.50	1.57%	(e)
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$10.44	0.05	0.06	0.11	(0.05)	—	(0.05)	$10.50	1.10%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average		Portfolio
	Period	Net		Net		Net		Net		Turnover
	(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class II Shares
Period Ended December 31, 2001 (c)	$503	0.61%	(f)	4.56%	(f)	24.88%	(f)	(19.71%	)(f)	0.60%
Year Ended December 31, 2002	$95,669	0.56%		2.96%		(g	)	(g	)	35.19%
Year Ended December 31, 2003	$258,529	0.56%		2.32%		(g	)	(g	)	12.61%
Six Months Ended June 30, 2004 (d) (Unaudited)	$349,705	0.55%	(f)	1.96%	(f)	(g	)	(g	)	1.44%
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$251	0.40%	(f)	3.68%	(f)	(g	)	(g	)	1.44%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.
(h)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Investor Destinations Conservative Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized					Net
	Net Asset		Gains	Total				Asset
	Value,	Net	(Losses)	from	Net	Net		Value,
	Beginning	Investment	on	Investment	Investment	Realized	Total	End of	Total
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return

Class II Shares
Period Ended December 31, 2001 (c)	$10.00	0.02	0.01	0.03	(0.02)	—	(0.02)	$10.01	0.34%	(e)
Year Ended December 31, 2002	$10.01	0.21	(0.18)	0.03	(0.21)	—	(0.21)	$9.83	0.40%
Year Ended December 31, 2003	$9.83	0.24	0.53	0.77	(0.24)	(0.04)	(0.28)	$10.32	7.91%
Six Months Ended June 30, 2004 (d) (Unaudited)	$10.32	0.10	(0.01)	0.09	(0.10)	(0.04)	(0.14)	$10.27	0.96%	(e)
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$10.26	0.06	—	0.06	(0.06)	—	(0.06)	$10.26	0.60%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
	Net	Ratio of		Investment		(Prior to		(Prior to
	Assets	Expenses		Income		Reimburse-		Reimburse-
	at End	to		(Loss) to		ments) to		ments) to
	of	Average		Average		Average		Average		Portfolio
	Period	Net		Net		Net		Net		Turnover
	(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class II Shares
Period Ended December 31, 2001 (c)	$502	0.61%	(f)	4.39%	(f)	24.89%	(f)	(19.89%	)(f)	0.40%
Year Ended December 31, 2002	$90,358	0.56%		3.30%		(g	)	(g	)	28.70%
Year Ended December 31, 2003	$190,624	0.56%		2.55%		(g	)	(g	)	24.84%
Six Months Ended June 30, 2004 (d) (Unaudited)	$225,858	0.55%	(f)	2.14%	(f)	(g	)	(g	)	7.90%
Class VI Shares
Period Ended June 30, 2004 (h) (Unaudited)	$342	0.40%	(f)	2.93%	(f)	(g	)	(g	)	7.90%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.
(e)	Not annualized.
(f)	Annualized.
(g)	There were no fee reductions during the period.
(h)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT U.S. Growth Leaders Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized				Net
	Net Asset	Net		Gains	Total			Asset
	Value,	Investment		(Losses)	from	Net		Value,
	Beginning	Income	Redemption	on	Investment	Realized	Total	End of
	of Period	(Loss)	Fees	Investments	Activities	Gains	Distributions	Period

Class I Shares
Period Ended December 31, 2002 (c)	$8.64	(0.02)	0.01	(1.07)	(1.08)	—	—	$7.56
Year Ended December 31, 2003	$7.56	(0.02)	0.01	3.95	3.94	(0.76)	(0.76)	$10.74
Six Months Ended June 30, 2004 (Unaudited)	$10.74	(0.04)	—	0.30	0.26	(0.44)	(0.44)	$10.56
Class II Shares
Period Ended December 31, 2003 (d)	$8.17	(0.02)	0.01	3.36	3.35	(0.76)	(0.76)	$10.76
Six Months Ended June 30, 2004 (Unaudited)	$10.76	(0.05)	—	0.30	0.25	(0.44)	(0.44)	$10.57
Class III Shares
Period Ended December 31, 2001 (e)	$10.00	—	—	(0.08)	(0.08)	—	—	$9.92
Year Ended December 31, 2002	$9.92	(0.05)	0.01	(2.30)	(2.34)	—	—	$7.58
Year Ended December 31, 2003	$7.58	(0.03)	0.01	3.99	3.97	(0.76)	(0.76)	$10.79
Six Months Ended June 30, 2004 (Unaudited)	$10.79	(0.05)	—	0.31	0.26	(0.44)	(0.44)	$10.61

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
				Ratio of		Investment		(Prior to		(Prior to
			Net	Expenses		Income		Reimburse-		Reimburse-
			Assets at	to		(Loss) to		ments) to		ments) to
			End of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2002 (c)	(12.50%	)(f)	$476	1.16%	(g)	(0.56%	)(g)	(h	)	(h	)	754.41%
Year Ended December 31, 2003	52.14%		$6,199	1.19%		(0.50%	)	(h	)	(h	)	580.71%
Six Months Ended June 30, 2004 (Unaudited)	2.45%	(f)	$5,792	1.30%	(g)	(0.74%	)(g)	(h	)	(h	)	268.72%
Class II Shares
Period Ended December 31, 2003 (d)	41.02%	(f)	$4,101	1.43%	(g)	(0.66%	)(g)	(h	)	(h	)	580.71%
Six Months Ended June 30, 2004 (Unaudited)	2.35%	(f)	$7,582	1.55%	(g)	(1.00%	)(g)	(h	)	(h	)	268.72%
Class III Shares
Period Ended December 31, 2001 (e)	(0.80%	)(f)	$2,976	1.25%	(g)	(0.40%	)(g)	7.56%	(g)	(6.71%	)(g)	9.71%
Year Ended December 31, 2002	(23.59%	)	$6,501	1.10%		(0.64%	)	(h	)	(h	)	754.41%
Year Ended December 31, 2003	52.39%		$54,959	1.19%		(0.50%	)	(h	)	(h	)	580.71%
Six Months Ended June 30, 2004 (Unaudited)	2.44%	(f)	$38,034	1.30%	(g)	(0.73%	)(g)	(h	)	(h	)	268.72%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(d)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Global Utilities Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized				Net
	Net Asset	Net		Gains	Total			Asset
	Value,	Investment		(Losses)	from	Net		Value,
	Beginning	Income	Redemption	on	Investment	Investment	Total	End of
	of Period	(Loss)	Fees	Investments	Activities	Income	Distributions	Period

Class I Shares
Period Ended December 31, 2002 (c)	$8.38	0.08	0.01	(0.96)	(0.87)	(0.09)	(0.09)	$7.42
Year Ended December 31, 2003	$7.42	0.06	0.01	1.71	1.78	(0.04)	(0.04)	$9.16
Six Months Ended June 30, 2004 (Unaudited)	$9.16	0.11	0.01	0.37	0.49	(0.05)	(0.05)	$9.60
Class II Shares
Period Ended December 31, 2003 (d)	$7.08	0.03	0.01	2.09	2.13	(0.03)	(0.03)	$9.18
Six Months Ended June 30, 2004 (Unaudited)	$9.18	0.09	0.01	0.38	0.48	(0.04)	(0.04)	$9.62
Class III Shares
Period Ended December 31, 2001 (e)	$10.00	—	—	0.01	0.01	—	—	$10.01
Year Ended December 31, 2002	$10.01	0.12	0.01	(2.62)	(2.49)	(0.09)	(0.09)	$7.43
Year Ended December 31, 2003	$7.43	0.10	0.01	1.68	1.79	(0.04)	(0.04)	$9.18
Six Months Ended June 30, 2004 (Unaudited)	$9.18	0.10	0.01	0.39	0.50	(0.06)	(0.06)	$9.62

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios/Supplemental Data

										Ratio of
										Net
										Investment
						Ratio of		Ratio of		Income
						Net		Expenses		(Loss)
			Net	Ratio of		Investment		(Prior to		(Prior to
			Assets	Expenses		Income		Reimburse-		Reimburse-
			at End	to		(Loss) to		ments) to		ments) to
			of	Average		Average		Average		Average		Portfolio
	Total		Period	Net		Net		Net		Net		Turnover
	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2002 (c)	(10.36%	)(f)	$169	1.20%	(g)	1.83%	(g)	(h	)	(h	)	153.83%
Year Ended December 31, 2003	24.05%		$1,104	1.11%		1.28%		(h	)	(h	)	116.62%
Six Months Ended June 30, 2004 (Unaudited)	5.41%	(f)	$1,212	1.08%	(g)	2.09%	(g)	(h	)	(h	)	240.15%
Class II Shares
Period Ended December 31, 2003 (d)	30.16%	(f)	$1,092	1.36%	(g)	0.76%	(g)	(h	)	(h	)	116.62%
Six Months Ended June 30, 2004 (Unaudited)	5.27%	(f)	$1,106	1.33%	(g)	1.90%	(g)	(h	)	(h	)	240.15%
Class III Shares
Period Ended December 31, 2001 (e)	0.10%	(f)	$3,002	1.15%	(g)	(0.12%	)(g)	8.45%	(g)	(7.42%	)(g)	0.00%
Year Ended December 31, 2002	(24.85%	)	$3,571	1.10%		1.79%		1.11%		1.78%		153.83%
Year Ended December 31, 2003	24.17%		$7,054	1.04%		1.39%		(h	)	(h	)	116.62%
Six Months Ended June 30, 2004 (Unaudited)	5.44%	(f)	$8,720	1.03%	(g)	2.15%	(g)	(h	)	(h	)	240.15%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Global Financial Services Fund

		Investment Activities				Distributions

				Net
				Realized
				and
				Unrealized
	Net Asset	Net		Gains	Total
	Value,	Investment		(Losses)	from	Net	Net
	Beginning	Income	Redemption	on	Investment	Investment	Realized	Total
	of Period	(Loss)	Fees	Investments	Activities	Income	Gains	Distributions

Class I Shares
Period Ended December 31, 2002 (c)	$10.23	—	0.01	(1.27)	(1.26)	(0.01)	—	(0.01)
Year Ended December 31, 2003	$8.96	0.10	0.01	3.58	3.69	(0.05)	(1.21)	(1.26)
Six Months Ended June 30, 2004 (Unaudited)	$11.39	0.12	0.01	0.41	0.54	(0.07)	(0.10)	(0.17)
Class II Shares
Period Ended December 31, 2003 (d)	$8.46	0.04	0.01	4.11	4.16	(0.04)	(1.21)	(1.25)
Six Months Ended June 30, 2004 (Unaudited)	$11.37	0.07	0.01	0.45	0.53	(0.06)	(0.10)	(0.16)
Class III Shares
Period Ended December 31, 2001 (e)	$10.00	—	—	0.13	0.13	—	—	—
Year Ended December 31, 2002	$10.13	0.04	0.01	(1.21)	(1.16)	(0.01)	—	(0.01)
Year Ended December 31, 2003	$8.96	0.13	0.01	3.55	3.69	(0.05)	(1.21)	(1.26)
Six Months Ended June 30, 2004 (Unaudited)	$11.39	0.09	0.01	0.44	0.54	(0.07)	(0.10)	(0.17)

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratios/Supplemental Data

											Ratio of
											Net
											Investment
							Ratio of		Ratio of		Income
							Net		Expenses		(Loss)
					Ratio of		Investment		(Prior to		(Prior to
	Net			Net	Expenses		Income		Reimburse-		Reimburse-
	Asset			Assets at	to		(Loss) to		ments) to		ments) to
	Value,			End of	Average		Average		Average		Average		Portfolio
	End of	Total		Period	Net		Net		Net		Net		Turnover
	Period	Return		(000s)	Assets		Assets		Assets (a)		Assets (a)		(b)

Class I Shares
Period Ended December 31, 2002 (c)	$8.96	(12.26%	)(f)	$218	1.37%	(g)	0.30%	(g)	(h	)	(h	)	211.21%
Year Ended December 31, 2003	$11.39	41.45%		$3,121	1.27%		1.47%		(h	)	(h	)	261.68%
Six Months Ended June 30, 2004 (Unaudited)	$11.76	4.69%	(f)	$3,800	1.25%	(g)	1.64%	(g)	(h	)	(h	)	62.47%
Class II Shares
Period Ended December 31, 2003 (d)	$11.37	49.51%	(f)	$913	1.51%	(g)	1.20%	(g)	(h	)	(h	)	261.68%
Six Months Ended June 30, 2004 (Unaudited)	$11.74	4.60%	(f)	$2,092	1.50%	(g)	1.53%	(g)	(h	)	(h	)	62.47%
Class III Shares
Period Ended December 31, 2001 (e)	$10.13	1.32%	(f)	$3,041	1.35%	(g)	0.33%	(g)	8.56%	(g)	(6.88%	)(g)	0.00%
Year Ended December 31, 2002	$8.96	(11.41%	)	$6,009	1.31%		0.66%		(h	)	(h	)	211.21%
Year Ended December 31, 2003	$11.39	41.46%		$11,634	1.22%		1.57%		(h	)	(h	)	261.68%
Six Months Ended June 30, 2004 (Unaudited)	$11.76	4.71%	(f)	$18,588	1.22%	(g)	1.79%	(g)	(h	)	(h	)	62.47%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

Financial Highlights

Selected data for each share of capital outstanding

Gartmore GVIT Developing Markets Fund

		Investment Activities			Distributions

			Net
			Realized
			and
			Unrealized				Net
	Net Asset	Net	Gains	Total			Asset
	Value,	Investment	(Losses)	from	Net		Value,
	Beginning	Income	on	Investment	Investment	Total	End of	Total
	of Period	(Loss)	Investments	Activities	Income	Distributions	Period	Return

Class II Shares
Year Ended December 31, 1999	$6.59	0.02	4.25	4.27	—	—	$10.86	64.81%
Year Ended December 31, 2000	$10.86	(0.03)	(3.07)	(3.10)	—	—	$7.76	(28.55%	)
Year Ended December 31, 2001	$7.76	0.08	(0.62)	(0.54)	—	—	$7.22	(6.96%	)
Year Ended December 31, 2002	$7.22	0.03	(0.73)	(0.70)	(0.01)	(0.01)	$6.51	(9.68%	)
Year Ended December 31, 2003 (b)	$6.51	0.06	3.83	3.89	(0.01)	(0.01)	$10.39	59.70%
Six Months Ended June 30, 2004 (Unaudited)	$10.39	0.05	(0.23)	(0.18)	(0.04)	(0.04)	$10.17	(1.73%	)(c)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

								Ratio of
								Net
								Investment
				Ratio of		Ratio of		Income
				Net		Expenses		(Loss)
		Ratio of		Investment		(Prior to		(Prior to
	Net	Expenses		Income		Reimburse-		Reimburse-
	Assets at	to		(Loss) to		ments) to		ments) to
	End of	Average		Average		Average		Average
	Period	Net		Net		Net		Net		Portfolio
	(000s)	Assets		Assets		Assets (a)		Assets (a)		Turnover

Class II Shares
Year Ended December 31, 1999	$131,197	1.62%		0.20%		1.65%		0.17%		124.00%
Year Ended December 31, 2000	$100,730	1.56%		(0.34%	)	1.81%		(0.59%	)	103.00%
Year Ended December 31, 2001	$100,899	1.59%		1.19%		1.67%		1.11%		118.00%
Year Ended December 31, 2002	$75,321	1.60%		0.44%		1.68%		0.36%		97.00%
Year Ended December 31, 2003 (b)	$165,601	1.64%		0.75%		1.80%		0.60%		167.45%
Six Months Ended June 30, 2004 (Unaudited)	$127,234	1.73%	(d)	0.85%	(d)	(e	)	(e	)	83.00%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(c)	Not Annualized.
(d)	Annualized.
(e)	There were no fee reductions during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On June 30, 2004, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. Also to date, the separate accounts of American Skandia Life Insurance Corporation and Peoples Benefit Life Insurance Company, a subsidiary of Aegon, have purchased shares of the GVIT Developing Markets Fund and the separate accounts of Great-West Life & Annuity Insurance Company have purchased shares of the GVIT Developing Markets Fund and Dreyfus GVIT MidCap Index Fund. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually a “Fund”, collectively the “Funds”):

Gartmore GVIT Nationwide Fund (“Nationwide”)
Gartmore GVIT Growth Fund (“Growth”)
Gartmore GVIT Government Bond Fund (“Government Bond”)
GVIT Small Company Fund (“Small Company”)
Gartmore GVIT Money Market Fund (“Money Market”)
Gartmore GVIT Money Market Fund II (“Money Market II”)
J.P. Morgan GVIT Balanced Fund (“Balanced”)
Gartmore GVIT Mid Cap Growth Fund (“Mid Cap Growth”)
Comstock GVIT Value Fund (“Value”)
Federated GVIT High Income Bond Fund (“High Income Bond”)
GVIT Equity 500 Index Fund (“Equity 500 Index”)
Van Kampen GVIT Multi Sector Bond Fund (“Multi Sector Bond”)
GVIT Small Cap Value Fund (“Small Cap Value”)
GVIT Small Cap Growth Fund (“Small Cap Growth”)
Gartmore GVIT Worldwide Leaders Fund (“Worldwide Leaders”)
Dreyfus GVIT Mid Cap Index Fund (“Mid Cap Index”)
Gartmore GVIT Global Technology and Communications Fund (“Global Technology and Communications”)
Gartmore GVIT Global Health Sciences Fund (“Global Health Sciences”)
Gartmore GVIT Nationwide Leaders Fund (“Nationwide Leaders”)
Gartmore GVIT Emerging Markets Fund (“Emerging Markets”)
Gartmore GVIT International Growth Fund (“International Growth”)
Dreyfus GVIT International Value Fund (“International Value”)
Gartmore GVIT Investor Destinations Aggressive Fund (“Aggressive”)
Gartmore GVIT Investor Destinations Moderately Aggressive Fund (“Moderately Aggressive”)
Gartmore GVIT Investor Destinations Moderate Fund (“Moderate”)
Gartmore GVIT Investor Destinations Moderately Conservative Fund (“Moderately Conservative”)
Gartmore GVIT Investor Destinations Conservative Fund (“Conservative”)
Gartmore GVIT U.S. Growth Leaders Fund (“US Growth Leaders”)
Gartmore GVIT Global Utilities Fund (“Global Utilities”)
Gartmore GVIT Global Financial Services Fund (“Global Financial Services”)
Gartmore GVIT Developing Markets Fund (“Developing Markets”)

The Aggressive, Moderately Aggressive, Moderate, Moderately Conservative, and Conservative Funds (collectively the “Investor Destinations Funds”) are constructed as “fund of funds” which means that these GVIT Funds pursue their investment objectives primarily by allocating their investments among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Investor Destinations Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company up to each Fund’s designated limit.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service provided by the Board of Trustees.

Except for the High Income Bond Fund, debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees. The securities held by the High Income Bond Fund are valued at the mean between the last quoted bid and asked price as provided by an independent pricing servicing approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (I) a multiple of earnings, (ii) the discount from market value of a similar, freely traded security, (iii) the yield-to-maturity for debt issues, or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Beginning July 1, 2004, the Funds holding foreign equity securities (the “Foreign Equity Funds”) will begin to value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Investments of the Money Market and Money Market II Funds (together, the “Money Market Funds”) are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Shares of the Underlying Funds in which the Investor Destinations Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

(b)	Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense, are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Future contracts are valued daily at their last quoted sale price.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

Certain Funds may write options contracts. A written option obligates the Funds to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on a an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

Certain Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Funds are authorized to engage in short-selling of portfolio securities which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for each Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Securities Lending

To generate additional income, each of the Funds, with the exception of the Investor Destinations Funds and the Money Market Funds, may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the Fund receives cash or securities as collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market the collateral on a daily basis so that the market value of the collateral does not fall below 100% of the market value of the portfolio securities loaned. The cash collateral received by the Funds at June 30, 2004, was invested in a Bank Note (with a interest rate of 1.56% and maturity date of September 9, 2004), Funding Agreements (with interest rates ranging from 1.29% to 1.59% and maturity dates ranging from July 2004 to September 2004), Master Notes (with interest rates ranging from 1.60% to 1.68% and maturity dates of July 1, 2004), Medium Term Notes (with interest rates ranging from 1.17% to 1.60% and maturity dates ranging from July 2004 to September 2004), Repurchase Agreements (with interest rates ranging from 1.50% to 1.52% and maturity dates of July 1, 2004), and Yankee Certificate of Deposits (with interest rates ranging from 1.13% to 1.69% and maturity dates ranging from July 2004 to September 2004).

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Information on the investment of cash collateral is shown in the Statement of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Funds. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers. As of June 30, 2004, the following Funds had securities with the following market values on loan:

	Market Value of	Market Value
Fund	Loaned Securities	of Collateral*

Nationwide	$107,120,555	$108,610,385
Growth	9,448,315	9,540,183
Government Bond	263,674,836	268,152,685
Small Company	138,344,345	140,379,399
Mid Cap Growth	40,257,172	40,578,696
Value	6,720,770	6,861,750
High Income Bond	71,783,323	72,820,709
Equity 500 Index	4,804,140	4,897,985
Multi Sector Bond	35,436,326	36,155,361
Small Cap Growth	16,312,866	16,507,425
Worldwide Leaders	1,925,385	2,028,842
Mid Cap Index	91,607,040	93,027,042
Global Technology and Communications	7,162,240	7,206,496
Global Health Sciences	5,263,683	5,295,773
Emerging Markets	2,613,882	2,798,950
International Value	12,283,138	12,966,431
US Growth Leaders	3,779,642	3,818,085
Developing Markets	4,668,334	4,929,035

*	Includes securities and cash collateral

(l)	Distributions to Shareholders

For all Funds excluding the Money Market Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes; are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

(m)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(n)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. For the Bond Funds, the allocation method used is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such are 12b-1 and administrative services fees) are charged to that class.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

(o)	Capital Share Transactions

Transactions in capital shares of the Funds were as follows:

	Nationwide			Growth

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,843,066	$70,306,071		$6,147,528	$49,717,843
Dividends reinvested	7,296,841	7,472,339		135,826	45,300
Cost of shares redeemed	(91,336,019)	(189,984,512)		(24,636,240)	(69,692,819)

	(79,196,112)	(112,206,102)		(18,352,886)	(19,929,676)

Class II Shares
Proceeds from shares issued	3,551,524	4,406,476		—	—
Dividends reinvested	29,849	9,472		—	—
Cost of shares redeemed	(782,343)	(307,817)		—	—

	2,799,030	4,108,131		—	—

Class III Shares
Proceeds from shares issued	372,291	2,152,735		—	—
Dividends reinvested	4,084	5,026		—	—
Cost of shares redeemed	(520,197)	(1,919,412)		—	—

	(143,822)	238,349		—	—

Class IV Shares
Proceeds from shares issued	2,961,515	4,176,713	(a)	5,654,080	15,253,753	(a)
Proceeds from shares issued in connection with merger	—	146,829,542		—	30,711,320
Dividends reinvested	857,467	567,652	(a)	22,180	11,175	(a)
Cost of shares redeemed	(11,312,419)	(15,679,826	)(a)	(2,941,371)	(19,263,706	)(a)

	(7,493,437)	135,894,081		2,734,889	26,712,542

Change in net assets from capital transactions	$(84,034,341)	$28,034,459		$(15,617,997)	$6,782,866

SHARE TRANSACTIONS:
Class I Shares
Issued	464,855	8,697,821		604,013	6,172,533
Reinvested	700,817	852,320		13,448	4,926
Redeemed	(8,771,888)	(22,047,218)		(2,437,350)	(8,476,829)

	(7,606,216)	(12,497,077)		(1,819,889)	(2,299,370)

Class II Shares
Issued	340,906	480,594		—	—
Reinvested	2,871	1,053		—	—
Redeemed	(75,047)	(33,051)		—	—

	268,730	448,596		—	—

Class III Shares
Issued	35,422	241,235		—	—
Reinvested	393	550		—	—
Redeemed	(49,627)	(206,303)		—	—

	(13,812)	35,482		—	—

Class IV Shares
Issued	284,337	444,468	(a)	554,910	1,699,528	(a)
Issued in connection with merger	—	17,696,964		—	3,889,915
Reinvested	82,354	61,005	(a)	2,196	1,244	(a)
Redeemed	(1,087,711)	(1,676,914	)(a)	(290,730)	(2,173,344	)(a)

	(721,020)	16,525,523		266,376	3,417,343

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Government Bond			Small Company

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$55,278,720	$290,118,172		$39,533,269	$263,956,779
Dividends reinvested	74,517,222	60,640,831		—	—
Cost of shares redeemed	(255,362,474)	(821,583,078)		(80,486,283)	(288,371,125)

	(125,566,532)	(470,824,075)		(40,953,014)	(24,414,346)

Class II Shares
Proceeds from shares issued	2,421,725	15,775,027		20,463,645	21,674,070
Dividends reinvested	1,039,561	644,875		—	—
Cost of shares redeemed	(5,302,331)	(5,150,524)		(3,702,802)	(8,639,677)

	(1,841,045)	11,269,378		16,760,843	13,034,393

Class III Shares
Proceeds from shares issued	4,450,115	11,840,779		738,524	1,179,942
Dividends reinvested	338,966	297,466		—	—
Cost of shares redeemed	(3,419,039)	(14,991,773)		(324,921)	(182,695)

	1,370,042	(2,853,528)		413,603	997,247

Class IV Shares
Proceeds from shares issued	5,565,447	5,187,279	(a)	2,079,471	6,458,014	(a)
Proceeds from shares issued in connection with merger	—	71,183,753		—	35,126,129
Dividends reinvested	2,310,422	1,253,511	(a)	—	—
Cost of shares redeemed	(6,698,030)	(32,990,816	)(a)	(10,174,359)	(6,772,597	)(a)

	1,177,839	44,633,727		(8,094,888)	34,811,546

Change in net assets from capital transactions	$(124,859,696)	$(417,774,498)		$(31,873,456)	$24,428,840

SHARE TRANSACTIONS:
Class I Shares
Issued	4,625,365	23,627,729		1,751,548	15,169,153
Reinvested	6,328,704	4,956,555		—	—
Redeemed	(21,323,542)	(67,405,215)		(3,609,944)	(16,642,303)

	(10,369,473)	(38,820,931)		(1,858,396)	(1,473,150)

Class II Shares
Issued	205,307	1,283,905		911,078	1,205,253
Reinvested	88,467	52,807		—	—
Redeemed	(449,496)	(426,107)		(169,442)	(508,695)

	(155,722)	910,605		741,636	696,558

Class III Shares
Issued	367,818	964,676		32,737	60,856
Reinvested	28,740	24,176		—	—
Redeemed	(290,995)	(1,250,045)		(14,428)	(9,042)

	105,563	(261,193)		18,309	51,814

Class IV Shares
Issued	475,703	420,977	(a)	92,951	323,032	(a)
Issued in connection with merger	—	5,789,853		—	2,250,088
Reinvested	196,300	101,932	(a)	—	—
Redeemed	(564,994)	(2,747,456	)(a)	(456,563)	(352,430	)(a)

	107,009	3,565,306		(363,612)	2,220,690

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Money Market			Money Market II

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares*
Proceeds from shares issued	$716,641,717	$4,568,404,119		$978,412,217	$656,324,317
Dividends reinvested	3,854,067	14,431,650		105,253	251,131
Cost of shares redeemed	(742,897,717)	(5,445,670,886)		(906,578,104)	(618,880,873)

	(22,401,933)	(862,835,117)		71,939,366	37,694,575

Class IV Shares
Proceeds from shares issued	24,181,959	33,828,214	(a)	—	—
Proceeds from shares issued in connection with merger	—	131,179,154		—	—
Dividends reinvested	308,503	574,852	(a)	—	—
Cost of shares redeemed	(33,812,159)	(62,065,333	)(a)	—	—

	(9,321,697)	103,516,887		—	—

Class V Shares
Proceeds from shares issued	144,614,114	367,084,493		—	—
Dividends reinvested	1,087,157	2,742,364		—	—
Cost of shares redeemed	(140,766,824)	(329,467,207)		—	—

	4,934,447	40,359,650		—	—

Change in net assets from capital transactions	$(26,789,183)	$(718,958,580)		$71,939,366	$37,694,575

SHARE TRANSACTIONS:
Class I Shares*
Issued	716,641,717	4,568,404,119		978,412,217	656,324,316
Reinvested	3,854,067	14,431,650		105,253	251,131
Redeemed	(742,897,717)	(5,445,670,886)		(906,578,104)	(618,880,873)

	(22,401,933)	(862,835,117)		71,939,366	37,694,574

Class IV Shares
Issued	24,181,959	33,828,214	(a)	—	—
Issued in connection with merger	—	131,179,504		—	—
Reinvested	308,503	574,852	(a)	—	—
Redeemed	(33,812,159)	(62,065,333	)(a)	—	—

	(9,321,697)	103,517,237		—	—

Class V Shares
Issued	144,614,114	367,084,493		—	—
Reinvested	1,087,157	2,742,364		—	—
Redeemed	(140,766,824)	(329,467,207)		—	—

	4,934,447	40,359,650		—	—

*	Gartmore GVIT Money Market Fund II shares have no class designation.
(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Balanced			Mid Cap Growth

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003 (a)

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,503,895	$26,745,158		$22,849,542	$99,294,680	(b)
Dividends reinvested	1,552,799	2,843,946		—	105,382,691	(b)
Cost of shares redeemed	(12,202,924)	(19,693,879)		(33,240,229)	(98,190,143	)(b)

	(3,146,230)	9,895,225		(10,390,687)	106,487,228

Class II Shares
Proceeds from shares issued	—	—		8,620,615	2,363,960	(b)
Cost of shares redeemed	—	—		(2,664,173)	(96,876	)(b)

	—	—		5,956,442	2,267,084

Class III Shares
Proceeds from shares issued	—	—		1,134,260	1,080,621	(b)
Proceeds from shares issued in connection with merger	—	—		—	145,511
Cost of shares redeemed	—	—		(853,114)	(669,620	)(b)

	—	—		281,146	556,512

Class IV Shares
Proceeds from shares issued	2,019,855	3,361,331	(b)	4,737,415	7,036,200
Proceeds from shares issued in connection with merger	—	59,267,431		—	—
Dividends reinvested	444,162	697,321	(b)	—	—
Cost of shares redeemed	(3,347,285)	(19,453,763	)(b)	(6,757,481)	(14,467,345)

	(883,268)	43,872,320		(2,020,066)	(7,431,145)

Change in net assets from capital transactions	$(4,029,498)	$53,767,545		$(6,173,165)	$101,879,679

SHARE TRANSACTIONS:
Class I Shares
Issued	791,295	3,126,362		1,034,536	5,133,149	(b)
Issued in connection with merger	—	—		—	6,376,823
Reinvested	164,150	325,643		—	—
Redeemed	(1,286,099)	(2,319,045)		(1,529,608)	(5,085,332	)(b)

	(330,654)	1,132,960		(495,072)	6,424,640

Class II Shares
Issued	—	—		393,672	116,297	(b)
Redeemed	—	—		(119,951)	(4,847	)(b)

	—	—		273,721	111,450

Class III Shares
Issued	—	—		51,838	54,657	(b)
Reinvested	—	—		—	8,805
Redeemed	—	—		(39,139)	(34,214	)(b)

	—	—		12,699	29,248

Class IV Shares
Issued	214,907	385,394	(b)	215,759	388,891
Issued in connection with merger	—	7,199,989		—	—
Reinvested	46,948	77,627	(b)	—	—
Redeemed	(352,334)	(2,248,835	)(b)	(310,565)	(792,162)

	(90,479)	5,414,175		(94,806)	(403,271)

(a)	Effective April 28, 2003, upon reorganization of Market Street Mid Cap Growth Fund, the existing shares of the Fund were designated Class IV Shares of the Gartmore Mid Cap Growth Fund.
(b)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Value			High Income

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,768,492	$21,468,200		$75,951,835	$223,527,805
Dividends reinvested	427,097	647,770		9,498,144	16,621,668
Cost of shares redeemed	(5,386,700)	(11,770,058)		(97,342,318)	(160,043,158)

	8,808,889	10,345,912		(11,892,339)	80,106,315

Class II Shares
Proceeds from shares issued	9,368,689	5,625,486	(b)	—	—
Dividends reinvested	64,209	23,508	(b)	—	—
Cost of shares redeemed	(720,430)	(54,177	)(b)	—	—

	8,712,468	5,594,817		—	—

Class IV Shares
Proceeds from shares issued	3,883,210	5,287,230	(c)	—	—
Proceeds from shares issued in connection with merger	—	38,687,395		—	—
Dividends reinvested	302,739	446,549	(c)	—	—
Cost of shares redeemed	(3,306,929)	(6,944,202	)(c)	—	—

	879,020	37,476,972		—	—

Change in net assets from capital transactions	$18,400,377	$53,417,701		$(11,892,339)	$80,106,315

SHARE TRANSACTIONS:
Class I Shares
Issued	1,336,605	2,567,130		9,455,625	29,353,063
Reinvested	41,786	73,588		1,198,469	2,156,292
Redeemed	(525,702)	(1,497,167)		(12,133,078)	(21,076,437)

	852,689	1,143,551		(1,478,984)	10,432,918

Class II Shares
Issued	919,249	616,930	(b)	—	—
Reinvested	6,282	2,428	(b)	—	—
Redeemed	(69,251)	(5,588	)(b)	—	—

	856,280	613,770		—	—

Class IV Shares
Issued	380,596	573,503	(c)	—	—
Issued in connection with merger	—	4,988,136		—	—
Reinvested	29,621	48,629	(c)	—	—
Redeemed	(323,028)	(773,812	)(c)	—	—

	87,189	4,836,456		—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

Equity 500 Index

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003 (a)

(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$—	$—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Class II Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Class IV Shares
Proceeds from shares issued	6,297,017	15,144,191
Proceeds from shares issued in connection with merger	—	—
Dividends reinvested	4,554,261	4,701,733
Cost of shares redeemed	(16,920,233)	(33,043,388)

	(6,068,955)	(13,197,464)

Change in net assets from capital transactions	$(6,068,955)	$(13,197,464)

SHARE TRANSACTIONS:
Class I Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Class II Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Class IV Shares
Issued	798,712	2,292,786
Issued in connection with merger	—	—
Reinvested	578,938	738,105
Redeemed	(2,134,872)	(5,044,493)

	(757,222)	(2,013,602)

(a)	Effective April 28, 2003, upon reorganization of Market Street Equity 500 Index Fund, the existing shares of the Fund were designated Class IV shares of the GVIT Equity 500 Index Fund.
(b)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Multi Sector Bond		Small Cap Value

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$23,459,425	$86,794,686	$55,515,045	$283,367,039
Dividends reinvested	4,974,561	12,019,620	—	2,618
Cost of shares redeemed	(20,886,618)	(95,208,137)	(82,664,977)	(282,856,984)

	7,547,368	3,606,169	(27,149,932)	512,673

Class II Capital Transactions:
Proceeds from shares issued	—	—	15,287,641	14,921,396
Cost of shares redeemed	—	—	(2,330,510)	(1,133,929)

	—	—	12,957,131	13,787,467

Class III Capital Transactions:
Proceeds from shares issued	—	—	1,698,821	2,433,404
Dividends reinvested	—	—	—	4
Cost of shares redeemed	—	—	(1,862,162)	(204,402)

	—	—	(163,341)	2,229,006

Class IV Capital Transactions:
Proceeds from shares issued	—	—	5,143,365	6,552,015	(a)
Proceeds from shares issued in connection with merger	—	—	—	38,499,981
Cost of shares redeemed	—	—	(6,273,160)	(12,026,613	)(a)

	—	—	(1,129,795)	33,025,383

Change in net assets from capital transactions	$7,547,368	$3,606,169	$(15,485,937)	$49,554,529

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	2,374,705	9,091,339	4,574,334	31,436,669
Reinvested	510,704	1,246,618	—	374
Redeemed	(2,146,632)	(9,922,086)	(6,965,211)	(32,925,200)

	738,777	415,871	(2,390,877)	(1,488,157)

Class II Share Transactions:
Issued	—	—	1,268,771	1,522,549
Redeemed	—	—	(198,510)	(121,848)

	—	—	1,070,261	1,400,701

Class III Share Transactions:
Issued	—	—	139,197	233,946
Reinvested	—	—	—	1
Redeemed	—	—	(156,329)	(20,533)

	—	—	(17,132)	213,414

Class IV Share Transactions:
Issued	—	—	427,594	696,382	(a)
Issued in connection with merger	—	—	—	5,139,972
Redeemed	—	—	(531,322)	(1,180,243	)(a)

	—	—	(103,728)	4,656,111

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Small Cap Growth		Worldwide Leaders

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$46,330,052	$202,240,744	$687,232	$66,131,740
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(62,650,720)	(181,618,660)	(2,786,477)	(73,217,523)

	(16,320,668)	20,622,084	(2,099,245)	(7,085,783)

Class II Capital Transactions:
Proceeds from shares issued	5,161,228	17,070,698	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(2,189,115)	(11,206,152)	—	—

	2,972,113	5,864,546	—	—

Class III Capital Transactions:
Proceeds from shares issued	309,240	1,542,102	2,368,576	5,618,261	(a)
Cost of shares redeemed	(339,114)	(674,184)	(481,288)	(697,105	)(a)

	(29,874)	867,918	1,887,288	4,921,156

Change in net assets from capital transactions	$(13,378,429)	$27,354,548	$(211,957)	$(2,164,627)

Class I Share Transactions:
Issued	3,478,817	17,817,897	72,815	9,934,250
Reinvested	—	—	—	—
Redeemed	(4,713,929)	(16,100,872)	(296,120)	(10,835,058)

	(1,235,112)	1,717,025	(223,305)	(900,808)

Class II Share Transactions:
Issued	394,697	1,541,549	—	—
Reinvested	—	—	—	—
Redeemed	(167,109)	(1,028,164)	—	—

	227,588	513,385	—	—

Class III Share Transactions:
Issued	23,557	136,858	253,698	707,953	(a)
Redeemed	(25,820)	(62,879)	(51,246)	(80,065	)(a)

	(2,263)	73,979	202,452	627,888

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Mid Cap Index

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003

	(Unaudited)
CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$59,251,070	$181,859,457
Dividends reinvested	1,121,935	1,602,091
Cost of shares redeemed	(31,146,477)	(134,974,983)

	29,226,528	48,486,565

Class II Capital Transactions:
Proceeds from shares issued	6,380,203	6,570,982
Dividends reinvested	16,684	12,554
Cost of shares redeemed	(3,071,653)	(935,666)

	3,325,234	5,647,870

Class III Capital Transactions:
Proceeds from shares issued	—	—
Cost of shares redeemed	—	—

	—	—

Change in net assets from capital transactions	$32,551,762	$54,134,435

Class I Share Transactions:
Issued	3,878,500	14,477,774
Reinvested	73,012	124,389
Redeemed	(2,058,960)	(11,269,236)

	1,892,552	3,332,927

Class II Share Transactions:
Issued	423,449	510,468
Reinvested	1,088	928
Redeemed	(203,059)	(76,759)

	221,478	434,637

Class III Share Transactions:
Issued	—	—
Redeemed	—	—

	—	—

(a)	For the period from May 2, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Global Technology and
	Communications			Global Health Sciences

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,166,388	$12,803,928		$5,006,029	$6,829,948
Dividends reinvested	—	—		28,764	485,439
Cost of shares redeemed	(5,881,968)	(9,808,131)		(1,582,029)	(3,351,412)

	284,420	2,995,797		3,452,764	3,963,975

Class II Shares
Proceeds from shares issued	4,248,267	2,684,836	(a)	2,406,807	2,230,568	(b)
Dividends reinvested	—	—		18,194	230,524	(b)
Cost of shares redeemed	(2,858,370)	(624,612	)(a)	(894,758)	(124,602	)(b)

	1,389,897	2,060,224		1,530,243	2,336,490

Class III Shares
Proceeds from shares issued	9,348,998	31,233,358		21,230,768	26,421,259
Dividends reinvested	—	—		148,722	2,950,166
Cost of shares redeemed	(9,239,053)	(9,058,451)		(4,442,221)	(17,146,737)

	109,945	22,174,907		16,937,269	12,224,688

Class VI Shares
Proceeds from shares issued	962,556	—		2,658,038	—
Cost of shares redeemed	(1,518)	—		(3,684)	—

	961,038	—		2,654,354	—

Change net assets from capital transactions	$2,745,300	$27,230,928		$24,574,630	$18,525,153

SHARE TRANSACTIONS:
Class I Shares
Issued	1,579,969	4,120,360		480,018	683,944
Reinvested	—	—		2,817	49,034
Redeemed	(1,515,178)	(3,074,060)		(150,317)	(333,091)

	64,791	1,046,300		332,518	399,887

Class II Shares
Issued	1,084,304	746,394	(a)	231,005	213,068	(b)
Reinvested	—	—		1,786	23,309	(b)
Redeemed	(754,090)	(173,668	)(a)	(85,341)	(12,057	)(b)

	330,214	572,726		147,450	224,320

Class III Shares
Issued	2,318,059	9,471,667		2,005,278	2,699,488
Reinvested	—	—		14,538	297,396
Redeemed	(2,470,300)	(2,955,644)		(426,989)	(1,709,366)

	(152,241)	6,516,023		1,592,827	1,287,518

Class VI Shares
Issued	269,298	—		252,517	—
Redeemed	(442)	—		(356)	—

	268,856	—		252,161	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Nationwide Leaders

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003

	(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$490,505	$1,412,216
Dividends reinvested	—	667
Cost of shares redeemed	(285,439)	(1,240,038)

	205,066	172,845

Class II Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Class III Shares
Proceeds from shares issued	1,879,820	3,147,132
Dividends reinvested	—	17,036
Cost of shares redeemed	(2,726,637)	(4,537,143)

	(846,817)	(1,372,975)

Class VI Shares
Proceeds from shares issued	—	—
Cost of shares redeemed	—	—

	—	—

Change net assets from capital transactions	$(641,751)	$(1,200,130)

SHARE TRANSACTIONS:
Class I Shares
Issued	40,185	132,333
Reinvested	—	70
Redeemed	(23,677)	(113,647)

	16,508	18,756

Class II Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Class III Shares
Issued	151,534	315,807
Reinvested	—	1,814
Redeemed	(225,497)	(469,788)

	(73,963)	(152,167)

Class VI Shares
Issued	—	—
Redeemed	—	—

	—	—

(a)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(b)	For the period from May 9, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Emerging Markets		International Growth

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,076,818	$14,169,070	$1,453,175	$32,428,946
Dividends reinvested	156,668	78,053	—	—
Cost of shares redeemed	(10,862,401)	(13,552,644)	(2,068,888)	(37,571,919)

	1,371,085	694,479	(615,713)	(5,142,973)

Class II Shares
Proceeds from shares issued	11,139,765	88,992,985	—	—
Dividends reinvested	65,513	6,845	—	—
Cost of shares redeemed	(8,348,806)	(85,005,385)	—	—

	2,856,472	3,994,445	—	—

Class III Shares
Proceeds from shares issued	29,781,650	33,299,281	2,438,893	4,524,858
Dividends reinvested	491,965	131,737	—	—
Cost of shares redeemed	(15,277,835)	(10,258,877)	(1,891,026)	(1,361,492)

	14,995,780	23,172,141	547,867	3,163,366

Class IV Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—

	—	—	—	—

Class VI Shares
Proceeds from shares issued	3,652,519	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(1,117,250)	—	—	—

	2,535,269	—	—	—

Change net assets from capital transactions	$21,758,606	$27,861,065	$(67,846)	$(1,979,607)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,135,277	1,866,041	222,256	7,019,913
Reinvested	13,548	10,132	—	—
Redeemed	(1,092,779)	(1,820,661)	(316,699)	(7,909,063)

	56,046	55,512	(94,443)	(889,150)

Class II Shares
Issued	1,053,959	12,010,767	—	—
Reinvested	5,731	916	—	—
Redeemed	(812,753)	(11,439,853)	—	—

	246,937	571,830	—	—

Class III Shares
Issued	2,823,946	4,119,991	374,140	868,245
Reinvested	43,013	16,797	—	—
Redeemed	(1,578,664)	(1,279,424)	(298,933)	(253,412)

	1,288,295	2,857,364	75,207	614,833

Class IV Shares
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

	—	—	—	—

Class VI Shares
Issued	386,005	—	—	—
Reinvested	—	—	—	—
Redeemed	(119,662)	—	—	—

	266,343	—	—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

	International Value

	Six Months	Year Ended
	Ended June 30,	December 31,
	2004	2003

	(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,925,783	$3,257,092	(a)
Dividends reinvested	31,535	—
Cost of shares redeemed	(438,708)	(2,793,681	)(a)

	1,518,610	463,411

Class II Shares
Proceeds from shares issued	7,825,552	11,109,788	(a)
Dividends reinvested	66,118	—
Cost of shares redeemed	(6,036,472)	(9,822,204	)(a)

	1,855,198	1,287,584

Class III Shares
Proceeds from shares issued	24,163,836	72,969,275	(a)
Dividends reinvested	499,123	—
Cost of shares redeemed	(3,763,056)	(65,134,971	)(a)

	20,899,903	7,834,304

Class IV Shares
Proceeds from shares issued	3,512,437	7,143,440	(b)
Dividends reinvested	1,448,540	1,575,261	(b)
Cost of shares redeemed	(8,589,747)	(10,131,732	)(b)

	(3,628,770)	(1,413,031)

Class VI Shares
Proceeds from shares issued	2,768,644	—
Dividends reinvested	24,161	—
Cost of shares redeemed	(128)	—

	2,792,677	—

Change net assets from capital transactions	$23,437,618	$7,545,772

SHARE TRANSACTIONS:
Class I Shares
Issued	140,844	292,441	(a)
Reinvested	2,593	—
Redeemed	(31,899)	(251,537	)(a)

	111,538	40,904

Class II Shares
Issued	573,778	960,051	(a)
Reinvested	4,795	—
Redeemed	(443,598)	(845,692	)(a)

	134,975	114,359

Class III Shares
Issued	1,766,326	6,872,822	(a)
Reinvested	36,039	—
Redeemed	(279,014)	(6,144,674	)(a)

	1,523,351	728,148

Class IV Shares
Issued	216,714	646,609	(b)
Reinvested	104,695	170,115	(b)
Redeemed	(594,163)	(1,006,465	)(b)

	(272,754)	(189,741)

Class VI Shares
Issued	204,660	—
Reinvested	1,716	—
Redeemed	(9)	—

	206,367	—

(a)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(b)	Effective April 28, 2003, upon reorganization of Market Street International Fund, the existing shares of the Fund were designated Class IV shares of the Dreyfus International Value Fund.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Aggressive			Moderately Aggressive			Moderate

	Six Months		Year Ended	Six Months		Year Ended	Six Months
	Ended June 30,		December 31,	Ended June 30,		December 31,	Ended June 30,
	2004		2003	2004		2003	2004

	(Unaudited)			(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$124,340,692	(a)	$83,857,615	$212,592,369	(a)	$190,374,741	$284,690,469	(a)
Dividends reinvested	2,060,791	(a)	1,759,329	4,558,155	(a)	2,479,364	8,401,470	(a)
Cost of shares redeemed	(10,951,821	)(a)	(23,831,279)	(13,249,231	)(a)	(13,892,783)	(13,789,190	)(a)

	115,449,662		61,785,665	203,901,293		178,961,322	279,302,749

Class VI Shares
Proceeds from shares issued	116,986	(b)	—	378,860	(b)	—	1,122,712	(b)
Dividends reinvested	332	(b)	—	1,161	(b)	—	4,687	(b)
Cost of shares redeemed	(42	)(b)	—	(33,925	)(b)	—	(549	)(b)

	117,276		—	346,096		—	1,126,850

Change in net assets from capital transactions	$115,566,938		$61,785,665	$204,247,389		$178,961,322	$280,429,599

SHARE TRANSACTIONS:
Class II Shares (a)
Issued	11,674,772	(a)	8,947,150	19,755,046	(a)	20,195,284	26,685,045	(a)
Reinvested	193,487	(a)	173,839	423,562	(a)	255,487	788,178	(a)
Redeemed	(1,032,204	)(a)	(2,508,884)	(1,245,590	)(a)	(1,505,077)	(1,307,066	)(a)

	10,836,055		6,612,105	18,933,018		18,945,694	26,166,157

Class VI Shares
Issued	10,949	(b)	—	35,585	(b)	—	106,230	(b)
Reinvested	31	(b)	—	108	(b)	—	441	(b)
Redeemed	(4	)(b)	—	(3,157	)(b)	—	(52	)(b)

	10,976		—	32,536		—	106,619

[Additional columns below]

[Continued from above table, first column(s) repeated]

Moderate

Year Ended
December 31,
2003

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$347,615,889
Dividends reinvested	6,838,850
Cost of shares redeemed	(15,316,412)

339,138,327

Class VI Shares
Proceeds from shares issued	—
Dividends reinvested	—
Cost of shares redeemed	—

—

Change in net assets from capital transactions	$339,138,327

SHARE TRANSACTIONS:
Class II Shares (a)
Issued	36,222,806
Reinvested	690,206
Redeemed	(1,655,473)

35,257,539

Class VI Shares
Issued	—
Reinvested	—
Redeemed	—

—

(a)	On April 30, 2004, the existing share Class of the Funds’ was renamed Class II Shares.
(b)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Moderately Conservative			Conservative

	Six Months		Year Ended	Six Months		Year Ended
	Ended June 30,		December 31,	Ended June 30,		December 31,
	2004		2003	2004		2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$97,593,024	(a)	$156,313,584	$59,601,538	(a)	$131,243,376
Dividends reinvested	4,340,174	(a)	4,477,817	3,154,804	(a)	4,451,138
Cost of shares redeemed	(10,930,678	)(a)	(18,618,982)	(26,121,830	)(a)	(42,972,713)

	91,002,520		142,172,419	36,634,512		92,721,801

Class VI Shares
Proceeds from shares issued	249,530	(b)	—	340,303	(b)
Dividends reinvested	921	(b)	—	1,455	(b)
Cost of shares redeemed	(99	)(b)	—	(171	)(b)

	250,352		—	341,587		—

Change in net assets from capital transactions	$91,252,872		$142,172,419	$36,976,099		$92,721,801

SHARE TRANSACTIONS:
Class II Shares (a)
Issued	9,251,028	(a)	15,964,121	5,747,679	(a)	13,121,722
Reinvested	411,993	(a)	445,022	305,625	(a)	438,700
Redeemed	(1,038,342	)(a)	(1,889,016)	(2,524,429	)(a)	(4,276,783)

	8,624,679		14,520,127	3,528,875		9,283,639

Class VI Shares
Issued	23,791	(b)	—	33,192	(b)	—
Reinvested	88	(b)	—	142	(b)	—
Redeemed	(9	)(b)	—	(17	)(b)	—

	23,870		—	33,317		—

(a)	On April 30, 2004, the existing share Class of the Funds’ was renamed Class II Shares.
(b)	For the period from April 30, 2004 (commencement of operations) through June 30, 2004.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	U.S. Growth Leaders			Global Utilities

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,827,746	$15,331,231		$810,780	$2,012,238
Dividends reinvested	239,930	416,890		7,620	3,939
Cost of shares redeemed	(5,305,000)	(10,654,656)		(774,953)	(1,202,747)

	(237,324)	5,093,465		43,447	813,430

Class II Shares
Proceeds from shares issued	5,283,537	3,997,699	(a)	387,199	1,226,778	(b)
Dividends reinvested	276,022	262,487	(a)	5,096	2,379	(b)
Cost of shares redeemed	(1,852,926)	(216,508	)(a)	(424,090)	(262,724	)(b)

	3,706,633	4,043,678		(31,795)	966,433

Class III Shares
Proceeds from shares issued	7,509,552	53,474,003		2,620,140	4,368,443
Dividends reinvested	1,806,673	3,599,508		52,110	31,006
Cost of shares redeemed	(25,204,476)	(15,780,751)		(1,358,734)	(2,035,130)

	(15,888,251)	41,292,760		1,313,516	2,364,319

Change in net assets from capital transactions	$(12,418,942)	$50,429,903		$1,325,168	$4,144,182

SHARE TRANSACTIONS:
Class I Shares
Issued	452,817	1,532,591		86,329	247,853
Reinvested	23,004	38,744		805	451
Redeemed	(504,503)	(1,057,289)		(81,313)	(150,583)

	(28,682)	514,046		5,821	97,721

Class II Shares
Issued	491,430	377,442	(a)	41,123	150,495	(b)
Reinvested	26,439	24,349	(a)	535	272	(b)
Redeemed	(181,504)	(20,708	)(a)	(45,580)	(31,876	)(b)

	336,365	381,083		(3,922)	118,891

Class III Shares
Issued	687,739	5,664,204		277,868	543,283
Reinvested	172,392	332,980		5,482	3,591
Redeemed	(2,367,938)	(1,762,695)		(145,033)	(259,063)

	(1,507,807)	4,234,489		138,317	287,811

(a)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Global Financial Services			Developing Markets

	Six Months	Year Ended		Six Months	Year Ended
	Ended June 30,	December 31,		Ended June 30,	December 31,
	2004	2003		2004	2003 (a)

	(Unaudited)			(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,035,111	$4,138,661		$—	$—
Dividends reinvested	56,881	306,338		—	—
Cost of shares redeemed	(1,491,835)	(1,734,955)		—	—

	600,157	2,710,044		—	—

Class II Shares
Proceeds from shares issued	2,035,327	1,246,725	(b)	65,567,165	293,180,381
Dividends reinvested	31,958	82,209	(b)	571,815	77,022
Cost of shares redeemed	(866,373)	(434,549	)(b)	(96,982,700)	(254,536,848)

	1,200,912	894,385		(30,843,720)	38,720,555

Class III Shares
Proceeds from shares issued	13,408,425	6,754,567		—	—
Dividends reinvested	314,684	1,152,063		—	—
Cost of shares redeemed	(6,677,683)	(3,929,915)		—	—

	7,045,426	3,976,715		—	—

Change in net assets from capital transactions	$8,846,495	$7,581,144		$(30,843,720)	$38,720,555

SHARE TRANSACTIONS:
Class I Shares
Issued	168,773	401,664		—	—
Reinvested	4,746	27,131		—	—
Redeemed	(124,443)	(179,129)		—	—

	49,076	249,666		—	—

Class II Shares
Issued	169,047	115,619	(b)	5,855,965	38,494,905
Reinvested	2,669	7,293	(b)	54,311	8,823
Redeemed	(73,797)	(42,590	)(b)	(9,339,995)	(34,139,262)

	97,919	80,322		(3,429,719)	4,364,466

Class III Shares
Issued	1,104,352	660,966		—	—
Reinvested	26,232	102,138		—	—
Redeemed	(571,761)	(412,275)		—	—

	558,823	350,829		—	—

(a)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(b)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreements, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities, Global Financial Services, and Developing Markets Funds. Pursuant to a similar Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) provides these services to the remaining Funds of the Trust. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. GMF and GGAMT also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, if any, for the Funds that GMF or GGAMT, as appropriate, advises. The subadvisers listed below manage all or a portion of their respective Fund’s investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:

Fund	Subadviser(s)

Small Company *	— The Dreyfus Corporation
— Neuberger Berman, LLC
— Gartmore Global Partners **
— Strong Capital Management, Inc. prior to June 14, 2004.
— American Century Investment Management Company after June 14, 2004.
— Morgan Stanley Investments Management, Inc. after June 14, 2004.
— Waddell & Reed Investment Management Company

Balanced	— JPMorgan Investment Management, Inc.

Value	— Van Kampen Asset Management, Inc.

High Income Bond	— Federated Investment Counseling

Equity 500 Index	— SSgA Funds Management, Inc.

Multi Sector Bond	— Morgan Stanley Investments Management, Inc.

Small Cap Value *	— The Dreyfus Corporation
— JPMorgan Investment Management, Inc.

Small Cap Growth	— Waddell & Reed Investment Management Company
— Neuberger Berman, LLC prior to June 14, 2004.
— Oberweis Asset Management, Inc. after June 14, 2004.

Worldwide Leaders	— Gartmore Global Partners **

Mid Cap Index	— The Dreyfus Corporation

Emerging Markets	— Gartmore Global Partners **

International Growth	— Gartmore Global Partners **

International Value	— The Dreyfus Corporation

Global Utilities	— Gartmore Global Partners **

Global Financial Services	— Gartmore Global Partners **

Developing Markets	— Gartmore Global Partners **

*	GMF, as investment adviser, directly manages a portion of these Funds.
**	Affiliate of GMF and GGAMT.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Under the terms of the Investment Advisory Agreements, each Fund pays its respective adviser an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the sub-advisory agreements, GMF or GGAMT, as appropriate, pays fees to each applicable subadviser. Additional information regarding investment advisory fees for GMF and GGAMT and the subadvisory fees is as follows for the six months ended June 30, 2004:

	Fee	Total	Fees	Paid to
Fund	Schedule	Fees	Retained	Sub-advisor

Nationwide and Growth	Up to $1 billion	0.60%	0.60%	N/A
	Next $1 billion	0.58%	0.58%	N/A
	Next $3 billion	0.55%	0.55%	N/A
	$5 billion or more	0.50%	0.50%	N/A

Government Bond	Up to $1 billion	0.50%	0.50%	N/A
	Next $1 billion	0.48%	0.48%	N/A
	Next $3 billion	0.45%	0.45%	N/A
	$5 billion or more	0.40%	0.40%	N/A

Small Company	All assets	0.93%	0.33%	0.60%

Money Market	Up to $1 billion	0.40%	0.40%	N/A
	Next $1 billion	0.38%	0.38%	N/A
	Next $3 billion	0.36%	0.36%	N/A
	$5 billion or more	0.34%	0.34%	N/A

Money Market II	Up to $1 billion	0.50%	0.50%	N/A
	Next $1 billion	0.48%	0.48%	N/A
	Next $3 billion	0.46%	0.46%	N/A
	$5 billion or more	0.44%	0.44%	N/A

Balanced	Up to $100 million	0.75%	0.40%	0.35%
	$100 million or more	0.70%	0.40%	0.30%

Mid Cap Growth	Up to $200 million	0.75%	0.75%	N/A
	$200 million or more	0.70%	0.70%	N/A

Value	Up to $50 million	0.80%	0.45%	0.35%
	Next $200 million	0.65%	0.35%	0.30%
	Next $250 million	0.60%	0.35%	0.25%
	$500 million or more	0.55%	0.35%	0.20%

High Income Bond	Up to $50 million	0.80%	0.40%	0.40%
	Next $200 million	0.65%	0.40%	0.25%
	Next $250 million	0.60%	0.40%	0.20%
	$500 million or more	0.55%	0.40%	0.15%

Equity 500 Index	Up to $1.5 billion	0.24%	0.21%	0.03%
	Next $1.5 billion	0.23%	0.21%	0.02%
	$3 billion or more	0.22%	0.20%	0.02%

Multi Sector Bond	Up to $200 million	0.75%	0.45%	0.30%
	$200 million or more	0.70%	0.45%	0.25%

Small Cap Value	Up to $200 million	0.90%	0.40%	0.50%
	$200 million or more	0.85%	0.40%	0.45%

Small Cap Growth	All assets	1.10%	0.50%	0.60%

Worldwide Leaders	Up to $50 million	1.00%	0.40%	0.60%
	$50 million or more	0.95%	0.40%	0.55%

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

	Fee	Total	Fees	Paid to
Fund	Schedule	Fees	Retained	Sub-advisor

Mid Cap Index	Up to $250 million	0.30%	0.20%	0.10%
	Next $250 million	0.29%	0.20%	0.09%
	Next $250 million	0.28%	0.20%	0.08%
	Next $250 million	0.27%	0.20%	0.07%
	$1 billion or more	0.25%	0.20%	0.05%

Global Technology and Communications	Up to $500 million	0.98%	0.98%	N/A
	Next $1.5 billion	0.93%	0.93%	N/A
	Over $2 billion	0.88%	0.88%	N/A

Global Health Sciences	Up to $500 million	1.00%	1.00%	N/A
	Next $1.5 billion	0.95%	0.95%	N/A
	Over $2 billion	0.90%	0.90%	N/A

Nationwide Leaders and US Growth Leaders *	Up to $500 million	0.90%	0.90%	N/A
	Next $1.5 billion	0.80%	0.80%	N/A
	$2 billion or more	0.75%	0.75%	N/A

Emerging Markets and Developing Markets	Up to $500 million	1.15%	0.575%	0.575%
	Next $1.5 billion	1.10%	0.525%	0.575%
	Over $2 billion	1.05%	0.475%	0.575%

International Growth	Up to $500 million	1.00%	0.50%	0.50%
	Next $1.5 billion	0.95%	0.45%	0.50%
	Over $2 billion	0.90%	0.40%	0.50%

Global Financial Services	Up to $500 million	1.00%	1.00%	N/A
	Next $1.5 billion	0.95%	0.95%	N/A
	Over $2 billion	0.90%	0.90%	N/A

International Value	Up to $500 million	0.75%	0.375%	0.375%
	$500 million or more	0.70%	0.40%	0.30%

Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative	All assets	0.13%	0.13%	N/A

Global Utilities	Up to $500 million	0.80%	0.80%	N/A
	Next $1.5 billion	0.75%	0.75%	N/A
	Over $2 billion	0.70%	0.70%	N/A

*	The US Growth Leaders Fund pays GMF a base management fee (as shown above) which may be adjusted upward or downward depending on the Fund’s performance relative to its benchmark, the S&P 500 Index for the US Growth Leaders Fund. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, that Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, that Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations of the Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:

Fee Schedule	Fee Adjustment

Up to $500 million	+/– 0.22%
Next $1.5 million	+/– 0.18%
$2 billion or more	+/– 0.16%

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

GMF or GGAMT, where applicable, and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative services fees) from exceeding the amounts listed in the table below until at least April 30, 2005:

Fund		Expense Caps

Global Technology and Communications	All Classes	1.25%
Emerging Markets	All Classes	1.40%
International Growth	All Classes	1.25%
Global Health Sciences	All Classes	1.25%
Nationwide Leaders	All Classes	1.10%
US Growth Leaders	All Classes	1.15%
Global Utilities	All Classes	1.05%
Global Financial Services	All Classes	1.25%
Aggressive		0.61%[1]
Moderately Aggressive		0.61%[1]
Moderate		0.61%[1]
Moderately Conservative		0.61%[1]
Conservative		0.61%[1]

[1]	The expense caps described above do not exclude Rule 12b-1 and administrative service fees.

Effective April 28, 2003, GMF or GGAMT, where applicable, and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses from exceeding the amounts listed in the table below until at least October 1, 2004 for Class IV shares and April 30, 2005 for the remaining classes/ Funds:

Fund		Expense Caps

Value	Class II Shares	1.20%
Value	Class IV Shares	0.95%
Mid Cap Growth	Class IV Shares	0.95%
Money Market	Class IV Shares	0.50%
Money Market	Class V Shares	0.55%
Equity 500 Index	Class IV Shares	0.28%
Balanced	Class IV Shares	0.91%
Developing Markets	Class II Shares	1.35%[1]

[1]	The expense caps described above exclude taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative service fees.

Pursuant to the Expense Limitation Agreements applicable for certain Funds described above, GMF or GGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by GMF or GGAMT, as appropriate, at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement of previous waivers and reimbursements will be made to GMF or GGAMT unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class of Fund making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

As of the six months ended June 30, 2004, the cumulative potential reimbursements for all classes of the following Funds (unless otherwise indicated) based on reimbursements within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF or GGAMT would be:

	Amount	Amount	Amount	Six Months
	Fiscal Year	Fiscal Year	Fiscal Year	Ended June 30,
Fund	2001	2002	2003	2004

Money Market IV	$—	$—	$103,443	$60,437
Balanced Class IV	—	—	20,093	15,947
Mid Cap Growth Class IV	—	—	56,667	13,289
Value Class II	—	—	1,369	4,488
Equity 500 Index Class IV	—	—	486,617	207,286
Global Health Sciences	95,729	283	—	—
Nationwide Leaders	7,433	155	—	—
Aggressive	6,646	—	—	—
Moderately Aggressive	6,646	—	—	—
Moderate	6,646	—	—	—
Moderately Conservative	6,646	—	—	—
Conservative	6,646	—	—	—
US Growth Leaders	7,223	—	—	—
Global Utilities	8,323	220	—	—
Global Financial Services	8,320	—	—	—
Developing Markets	—	—	5,714	—

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Funds with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under this agreement are combined and calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust (other than the Investor Destinations Funds) in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*

Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of Class II shares of the Funds. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate not to exceed 0.25% for Class II shares.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of each of the applicable Funds, Money Market II, and the Investor Destinations Funds.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

The Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the applicable Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2004, the following Funds had contributions to capital due to collection of short-term trading fee:

Fund	Amount

Nationwide	$2,939
Government Bond	14,705
Small Company	123
Mid Cap Growth	4,853
Small Cap Value	2,157
Small Cap Growth	917
Worldwide Leaders	1,120
Global Technology and Communications	22,688
Global Health Sciences	23,939
Nationwide Leaders	4,683
Emerging Markets	11,220
International Growth	3,461
International Value	53,515
US Growth Leaders	7,872
Global Utilities	2,925
Global Financial Services	15,783
Aggressive	650

As of June 30, 2004, the advisers or affiliates of the advisers directly held the percentage indicated of the shares outstanding of the applicable Fund:

% of Shares
Fund	Outstanding Owned

Value	17%
Nationwide Leaders	15%
Global Utilities	34%
Global Financial Services	21%

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

7.	Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2004 are summarized as follows:

Fund	Purchases	Sales

Nationwide	$932,682,252	$1,053,042,471
Growth	418,001,850	432,949,978
Government Bond	396,862,657	570,503,446
Small Company	695,918,930	715,990,921
Balanced	324,978,672	330,770,017
Mid Cap Growth	87,548,816	99,881,040
Value	32,367,535	12,833,451
High Income Bond	78,944,826	86,321,885
Equity 500 Index	3,696,841	12,807,089
Multi Sector Bond	234,346,526	218,901,283
Small Cap Value	624,018,163	643,469,044
Small Cap Growth	115,668,728	122,821,497
Worldwide Leaders	83,171,346	84,807,501
Mid Cap Index	53,872,630	30,582,528
Global Technology and Communications	190,455,554	187,470,573
Global Health Sciences	92,782,309	71,453,173
Nationwide Leaders	6,563,680	6,793,477
Emerging Markets	85,997,471	65,384,163
International Growth	14,826,127	14,770,416
International Value	42,482,500	20,870,795
Aggressive	127,402,311	13,735,900
Moderately Aggressive	219,017,387	23,817,443
Moderate	263,161,134	8,454,726
Moderately Conservative	81,593,981	3,820,270
Conservative	42,371,809	13,385,921
US Growth Leaders	153,554,476	167,371,286
Global Utilities	26,695,869	25,138,313
Global Financial Services	23,716,484	14,171,962
Developing Markets	135,560,891	160,376,832

8.	Portfolio Investment Risks

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Funds

June 30, 2004

Term of
Office
with
Trust—
	Position(s)	Length of
Name, Address,	Held with	Time	Principal Occupation(s) During Past
and Date of Birth	Fund	Served[1]	5 Years

Charles E. Allen 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1948	Trustee	Since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).

Michael J. Baresich 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1954	Trustee	Since March 2004	Mr. Baresich is Chief Executive Officer and Director of Cokinetic Systems Corp. (software company). From 1999 to 2001, Mr. Baresich was a Managing Director of Deutsche Bank and from 1985 to 1999 he was a Managing Director of Bankers Trust.

Paula H.J. Cholmondeley 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1947	Trustee	Since July 2000	Ms. Cholmondeley is an independent strategy consultant and Chairman of Sorrel Group (2004-present). Prior to this, Ms. Cholmondeley was Vice President and General Manager of Specialty Products at Sappi Fine Paper North America (2000-2004). Ms. Cholmondeley was an independent strategy consultant (1998-2000), and held various positions with Owens Corning, including Vice President and General Manager of the Residential Insulation Division (1997-1998).

C. Brent DeVore 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1940	Trustee	Since May 1998	Dr. DeVore is President of Otterbein College.

Robert M. Duncan 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1927	Trustee	Since April 1997	Since 1999, Mr. Duncan has worked as an arbitration and mediation consultant. From 1996 to 1999, Mr. Duncan was Commissioner of the Ohio Elections Commission.

Barbara L. Hennigar 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1935	Trustee	Since July 2000	Retired; Ms. Hennigar was formally the Chairman of OppenheimerFunds Services and Shareholder Services Inc. Ms. Hennigar held this position from October 1999 to June, 2000. Prior to that, Ms. Hennigar served as President and Chief Executive Officer of OppenheimerFunds Services.

Thomas J. Kerr, IV 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1933	Trustee	Since June 1981	Dr. Kerr is President Emeritus of Kendall College.

Douglas F. Kridler 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1955	Trustee	Since September 1997	Mr. Kridler is the President and Chief Executive Officer of the Columbus Foundation, Columbus, OH based (a foundation which manages over 1,000 individual endowment funds). Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.

David C. Wetmore 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1948	Trustee	Since May 1995	Retired; Mr. Wetmore was formally the Managing Director of Updata Capital, Inc., a venture capital firm.

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios in
	Fund
	Complex
Name, Address,	Overseen by	Other Directorships
and Date of Birth	Trustee	Held by Trustee[2]

Charles E. Allen 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1948	78	None

Michael J. Baresich 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1954	78	None

Paula H.J. Cholmondeley 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1947	78	Director of Dentsply International, Inc. Director of Ultra Life Batteries, Inc. Director of Terex Corporation

C. Brent DeVore 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1940	78	None

Robert M. Duncan 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1927	78	None

Barbara L. Hennigar 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1935	78	None

Thomas J. Kerr, IV 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1933	78	None

Douglas F. Kridler 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1955	78	None

David C. Wetmore 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1948	78[3]	None

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued) (Unaudited)

Trustees and Officers who are Interested Persons (as defined in the 1940 Act) and

Officers of the Funds

June 30, 2004

Term of
Office—
	Position(s)	Length of
Name, Address,	Held with	Time	Principal Occupation(s) During Past
and Date of Birth	Fund	Served[1]	5 Years

Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1948	Trustee and Chairman	Since July 2000	Mr. Hondros is President and Chief Executive Officer of Gartmore Distribution Services, Inc.*, Gartmore Investor Services, Inc.*, Gartmore Morley Capital Management, Inc.*, Gartmore Morley Financial Services, Inc.,* NorthPointe Capital, LLC*, GGAMT*, GGI*, GMF*, and GSA* and a Director of Nationwide Securities, Inc.* as well as several entities within Nationwide Financial Services, Inc.

Arden L. Shisler Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1941	Trustee	Since February 2000	Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm, Chairman of the Board for Nationwide Mutual Insurance Company* and a Director of Nationwide Financial Services, Inc.*

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1951	Treasurer	Since March 2001	Mr. Holland is Senior Vice President — Operations for GGI*, GMF* and GSA.* Mr. Holland was Assistant Treasurer to the Funds. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.

Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1953	Secretary	Since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI*, GMF* and GSA*. Prior to August 2002, Mr. Miller was a Partner with Stradley Ronon Stevens & Young, LLP.

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios in
	Fund
	Complex
Name, Address,	Overseen by	Other Directorships
and Date of Birth	Trustee	Held by Trustee[2]

Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1948	78[3]	None

Arden L. Shisler Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1941	78	None

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1951	78	None

Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1953	78	None

[1]	The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Mr. Wetmore served as an independent director, and Mr. Hondros serves as a director of the Board of Directors for each of the various offshore hedge funds managed by Gartmore SA Capital Trust (“GSA”). (Mr. Wetmore resigned as an independent director of these Boards effective as of December 3, 2003.)

*	This position is held with an affiliated person or principal underwriter of the Funds.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $202,833 from the Trust for the six months ended June 30, 2004. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.    Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – The information required by this item is required only in an annual report on this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

          (a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – The information required by this item is required only in an annual report on this Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (e)   (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                   (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – The information required by this item is required only in an annual report on this Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable. The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.    Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the registrant’s report to shareholders, as filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9.    Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively.

Item 10.    Controls and Procedures.

          (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the registrant’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s applicable rules and forms.

          (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 11.    Exhibits.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable. The information required by this item is required only in an annual report on this Form N-CSR.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable. Rule 23c-1 under the Act applies to closed-end management investment companies, not to open-end management investment companies.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 8, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	September 8, 2004

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 8, 2004

* Print the name and title of each signing officer under his or her signature.